UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (240) 497-6400

Date of fiscal year end:                 December 31

Date of reporting period:              September 30, 2008

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (71.5%)
3M Co. (Miscellaneous Manufacturing)	4,420	$301,930
Abbott Laboratories (Pharmaceuticals)	9,724	559,908
Abercrombie & Fitch Co. - Class A (Retail)	544	21,461
Adobe Systems, Inc.* (Software)	3,366	132,856
Advanced Micro Devices, Inc.* (Semiconductors)	3,842	20,170
Aetna, Inc. (Healthcare - Services)	2,992	108,041
Affiliated Computer Services, Inc. - Class A* (Computers)	612	30,986
AFLAC, Inc. (Insurance)	2,992	175,780
Agilent Technologies, Inc.* (Electronics)	2,244	66,557
Air Products & Chemicals, Inc. (Chemicals)	1,326	90,818
AK Steel Holding Corp. (Iron/Steel)	714	18,507
Akamai Technologies, Inc.* (Internet)	1,054	18,382
Alcoa, Inc. (Mining)	5,134	115,926
Allegheny Energy, Inc. (Electric)	1,054	38,756
Allegheny Technologies, Inc. (Iron/Steel)	646	19,089
Allergan, Inc. (Pharmaceuticals)	1,938	99,807
Allied Waste Industries, Inc.* (Environmental Control)	2,142	23,798
Allstate Corp. (Insurance)	3,434	158,376
Altera Corp. (Semiconductors)	1,904	39,375
Altria Group, Inc. (Agriculture)	13,022	258,356
Amazon.com, Inc.* (Internet)	2,006	145,957
Ameren Corp. (Electric)	1,326	51,754
American Capital, Ltd. (Investment Companies)	1,292	32,959
American Electric Power, Inc. (Electric)	2,550	94,554
American Express Co. (Diversified Financial Services)	7,310	258,993
American International Group, Inc. (Insurance)	16,966	56,497
American Tower Corp.* (Telecommunications)	2,482	89,278
Ameriprise Financial, Inc. (Diversified Financial Services)	1,360	51,952
AmerisourceBergen Corp. (Pharmaceuticals)	986	37,123
Amgen, Inc.* (Biotechnology)	6,698	396,990
Amphenol Corp. - Class A (Electronics)	1,088	43,672
Anadarko Petroleum Corp. (Oil & Gas)	2,958	143,493
Analog Devices, Inc. (Semiconductors)	1,836	48,379
Anheuser-Busch Cos., Inc. (Beverages)	4,556	295,593
AON Corp. (Insurance)	1,768	79,489
Apache Corp. (Oil & Gas)	2,108	219,822
Apartment Investment and Management Co. - Class A (REIT)	590	20,662
Apollo Group, Inc. - Class A* (Commercial Services)	680	40,324
Apple Computer, Inc.* (Computers)	5,610	637,633
Applied Biosystems, Inc. (Electronics)	1,054	36,099
Applied Materials, Inc. (Semiconductors)	8,466	128,091
Archer-Daniels-Midland Co. (Agriculture)	4,080	89,393
Ashland, Inc. (Chemicals)	374	10,936
Assurant, Inc. (Insurance)	748	41,140
AT&T, Inc. (Telecommunications)	37,196	1,038,512
Autodesk, Inc.* (Software)	1,428	47,909
Automatic Data Processing, Inc. (Software)	3,230	138,082
AutoNation, Inc.* (Retail)	680	7,643
AutoZone, Inc.* (Retail)	272	33,548
Avalonbay Communities, Inc. (REIT)	476	46,848
Avery Dennison Corp. (Household Products/Wares)	680	30,246
Avon Products, Inc. (Cosmetics/Personal Care)	2,686	111,657
Baker Hughes, Inc. (Oil & Gas Services)	1,938	117,327
Ball Corp. (Packaging & Containers)	612	24,168
Bank of America Corp. (Banks)	28,798	1,007,930
Bank of New York Mellon Corp. (Banks)	7,242	235,944
Bard (C.R.), Inc. (Healthcare - Products)	612	58,060
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	680	44,404
Baxter International, Inc. (Healthcare - Products)	3,978	261,076
BB&T Corp. (Banks)	3,468	131,090
Becton, Dickinson & Co. (Healthcare - Products)	1,530	122,798
Bed Bath & Beyond, Inc.* (Retail)	1,632	51,261
Bemis Co., Inc. (Packaging & Containers)	646	16,874
Best Buy Co., Inc. (Retail)	2,142	80,325
Big Lots, Inc.* (Retail)	510	14,193
Biogen Idec, Inc.* (Biotechnology)	1,836	92,332
BJ Services Co. (Oil & Gas Services)	1,870	35,773
Black & Decker Corp. (Hand/Machine Tools)	374	22,720
BMC Software, Inc.* (Software)	1,190	34,070
Boeing Co. (Aerospace/Defense)	4,658	267,136
Boston Properties, Inc. (REIT)	748	70,058
Boston Scientific Corp.* (Healthcare - Products)	9,486	116,393
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,512	260,875
Broadcom Corp. - Class A* (Semiconductors)	2,788	51,940
Brown-Forman Corp. (Beverages)	510	36,623
Burlington Northern Santa Fe Corp. (Transportation)	1,768	163,416
C.H. Robinson Worldwide, Inc. (Transportation)	1,088	55,444
CA, Inc. (Software)	2,482	49,541
Cabot Oil & Gas Corp. (Oil & Gas)	646	23,346
Cameron International Corp.* (Oil & Gas Services)	1,360	52,414
Campbell Soup Co. (Food)	1,326	51,184
Capital One Financial Corp. (Diversified Financial Services)	2,380	121,380
Cardinal Health, Inc. (Pharmaceuticals)	2,278	112,260

See accompanying notes to the Schedules of Portfolio Investments.

Carnival Corp. - Class AADR (Leisure Time)	2,754	97,354
Caterpillar, Inc. (Machinery - Construction & Mining)	3,842	228,983
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,088	14,547
CBS Corp. - Class B (Media)	4,284	62,461
Celgene Corp.* (Biotechnology)	2,856	180,728
CenterPoint Energy, Inc. (Electric)	2,142	31,209
Centex Corp. (Home Builders)	782	12,668
CenturyTel, Inc. (Telecommunications)	646	23,676
CF Industries Holdings, Inc. (Chemicals)	340	31,096
Chesapeake Energy Corp. (Oil & Gas)	3,298	118,266
ChevronTexaco Corp. (Oil & Gas)	12,988	1,071,250
Chubb Corp. (Insurance)	2,278	125,062
Ciena Corp.* (Telecommunications)	578	5,826
CIGNA Corp. (Insurance)	1,734	58,921
Cincinnati Financial Corp. (Insurance)	1,020	29,009
Cintas Corp. (Textiles)	850	24,403
Cisco Systems, Inc.* (Telecommunications)	37,298	841,443
CIT Group, Inc. (Diversified Financial Services)	1,802	12,542
Citigroup, Inc. (Diversified Financial Services)	34,374	705,011
Citrix Systems, Inc.* (Software)	1,156	29,201
Clorox Co. (Household Products/Wares)	884	55,418
CME Group, Inc. (Diversified Financial Services)	408	151,576
CMS Energy Corp. (Electric)	1,428	17,807
Coach, Inc.* (Apparel)	2,142	53,636
Coca-Cola Co. (Beverages)	12,546	663,432
Coca-Cola Enterprises, Inc. (Beverages)	2,006	33,641
Cognizant Technology Solutions Corp.* (Computers)	1,836	41,916
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,196	240,819
Comcast Corp. - Special Class A (Media)	18,428	361,742
Comerica, Inc. (Banks)	952	31,216
Computer Sciences Corp.* (Computers)	952	38,204
Compuware Corp.* (Software)	1,598	15,485
ConAgra Foods, Inc. (Food)	2,856	55,578
ConocoPhillips (Oil & Gas)	9,588	702,321
CONSOL Energy, Inc. (Coal)	1,156	53,049
Consolidated Edison, Inc. (Electric)	1,734	74,493
Constellation Brands, Inc.* (Beverages)	1,224	26,267
Constellation Energy Group, Inc. (Electric)	1,122	27,265
Convergys Corp.* (Commercial Services)	782	11,558
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,088	43,466
Corning, Inc. (Telecommunications)	9,962	155,806
Costco Wholesale Corp. (Retail)	2,754	178,817
Coventry Health Care, Inc.* (Healthcare - Services)	952	30,988
Covidien, Ltd.ADR (Healthcare - Products)	3,162	169,989
CSX Corp. (Transportation)	2,584	141,009
Cummins, Inc. (Machinery - Diversified)	1,292	56,486
CVS Corp. (Retail)	9,078	305,565
D.R. Horton, Inc. (Home Builders)	1,734	22,577
Danaher Corp. (Miscellaneous Manufacturing)	1,598	110,901
Darden Restaurants, Inc. (Retail)	884	25,309
DaVita, Inc.* (Healthcare - Services)	646	36,828
Dean Foods Co.* (Food)	952	22,239
Deere & Co. (Machinery - Diversified)	2,686	132,957
Dell, Inc.* (Computers)	11,016	181,544
Developers Diversified Realty Corp. (REIT)	748	23,704
Devon Energy Corp. (Oil & Gas)	2,788	254,266
Dillards, Inc. - Class A (Retail)	374	4,413
DIRECTV Group, Inc.* (Media)	3,638	95,206
Discover Financial Services (Diversified Financial Services)	3,026	41,819
Dominion Resources, Inc. (Electric)	3,672	157,088
Dover Corp. (Miscellaneous Manufacturing)	1,190	48,254
DTE Energy Co. (Electric)	1,020	40,749
Duke Energy Corp. (Electric)	7,990	139,266
Dynegy, Inc. - Class A* (Electric)	3,196	11,442
E* TRADE Financial Corp.* (Diversified Financial Services)	3,400	9,520
E.I. du Pont de Nemours & Co. (Chemicals)	5,712	230,194
Eastman Chemical Co. (Chemicals)	476	26,061
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,836	28,238
Eaton Corp. (Miscellaneous Manufacturing)	1,054	59,214
eBay, Inc.* (Internet)	6,902	154,467
Ecolab, Inc. (Chemicals)	1,122	54,439
Edison International (Electric)	2,074	82,753
El Paso Corp. (Pipelines)	4,420	56,399
Electronic Arts, Inc.* (Software)	2,006	74,202
Eli Lilly & Co. (Pharmaceuticals)	6,324	278,446
Embarq Corp. (Telecommunications)	884	35,846
EMC Corp.* (Computers)	13,090	156,556
Emerson Electric Co. (Electrical Components & Equipment)	4,896	199,708
Ensco International, Inc. (Oil & Gas)	918	52,904
Entergy Corp. (Electric)	1,224	108,948
EOG Resources, Inc. (Oil & Gas)	1,564	139,915
Equifax, Inc. (Commercial Services)	816	28,111
Equity Residential Properties Trust (REIT)	1,700	75,497
Exelon Corp. (Electric)	4,148	259,748
Expedia, Inc.* (Internet)	1,326	20,036
Expeditors International of Washington, Inc. (Transportation)	1,360	47,382
Express Scripts, Inc.* (Pharmaceuticals)	1,564	115,454
Exxon Mobil Corp. (Oil & Gas)	32,810	2,548,025
Family Dollar Stores, Inc. (Retail)	884	20,951
Fastenal Co. (Distribution/Wholesale)	816	40,302

See accompanying notes to the Schedules of Portfolio Investments.

Federated Investors, Inc. - Class B (Diversified Financial Services)	544	15,684
FedEx Corp. (Transportation)	1,972	155,867
Fidelity National Information Services, Inc. (Software)	1,190	21,967
Fifth Third Bancorp (Banks)	3,638	43,292
First Horizon National Corp. (Banks)	1,304	12,388
FirstEnergy Corp. (Electric)	1,938	129,827
Fiserv, Inc.* (Software)	1,020	48,266
Fluor Corp. (Engineering & Construction)	1,122	62,495
Ford Motor Co.* (Auto Manufacturers)	14,280	74,256
Forest Laboratories, Inc.* (Pharmaceuticals)	1,938	54,807
Fortune Brands, Inc. (Household Products/Wares)	952	54,607
FPL Group, Inc. (Electric)	2,584	129,975
Franklin Resources, Inc. (Diversified Financial Services)	952	83,900
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,414	137,236
Frontier Communications Corp. (Telecommunications)	2,006	23,069
GameStop Corp. - Class A* (Retail)	1,020	34,894
Gannett Co., Inc. (Media)	1,428	24,147
General Dynamics Corp. (Aerospace/Defense)	2,516	185,228
General Electric Co. (Miscellaneous Manufacturing)	62,832	1,602,216
General Growth Properties, Inc. (REIT)	1,428	21,563
General Mills, Inc. (Food)	2,108	144,862
General Motors Corp. (Auto Manufacturers)	3,570	33,736
Genuine Parts Co. (Distribution/Wholesale)	1,020	41,014
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,720	23,419
Genzyme Corp.* (Biotechnology)	1,700	137,513
Gilead Sciences, Inc.* (Pharmaceuticals)	5,814	265,002
Goodrich Corp. (Aerospace/Defense)	782	32,531
Google, Inc. - Class A* (Internet)	1,496	599,178
H & R Block, Inc. (Commercial Services)	2,074	46,769
Halliburton Co. (Oil & Gas Services)	5,542	179,505
Harley-Davidson, Inc. (Leisure Time)	1,496	55,801
Harman International Industries, Inc. (Home Furnishings)	374	12,742
Harris Corp. (Telecommunications)	850	39,270
Hartford Financial Services Group, Inc. (Insurance)	1,904	78,045
Hasbro, Inc. (Toys/Games/Hobbies)	782	27,151
HCP, Inc. (REIT)	1,598	64,128
Heinz (H.J.) Co. (Food)	1,972	98,423
Hercules, Inc. (Chemicals)	714	14,130
Hess Corp. (Oil & Gas)	1,802	147,908
Hewlett-Packard Co. (Computers)	15,470	715,333
Home Depot, Inc. (Retail)	10,710	277,282
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,692	194,953
Hospira, Inc.* (Pharmaceuticals)	1,020	38,964
Host Marriott Corp. (REIT)	3,264	43,379
Hudson City Bancorp, Inc. (Savings & Loans)	3,298	60,848
Humana, Inc.* (Healthcare - Services)	1,054	43,425
Huntington Bancshares, Inc. (Banks)	2,312	18,473
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,516	111,836
IMS Health, Inc. (Software)	1,156	21,860
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	2,006	62,527
Integrys Energy Group, Inc. (Electric)	476	23,771
Intel Corp. (Semiconductors)	35,496	664,840
IntercontinentalExchange, Inc.* (Diversified Financial Services)	476	38,404
International Business Machines Corp. (Computers)	8,568	1,002,113
International Flavors & Fragrances, Inc. (Chemicals)	510	20,125
International Game Technology (Entertainment)	1,972	33,879
International Paper Co. (Forest Products & Paper)	2,686	70,319
Interpublic Group of Cos., Inc.* (Advertising)	2,992	23,188
Intuit, Inc.* (Software)	2,040	64,484
Intuitive Surgical, Inc.* (Healthcare - Products)	238	57,353
Invesco, Ltd.ADR (Diversified Financial Services)	2,448	51,359
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,156	64,285
J.C. Penney Co., Inc. (Retail)	1,394	46,476
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,692	1,013,016
Jabil Circuit, Inc. (Electronics)	1,326	12,650
Jacobs Engineering Group, Inc.* (Engineering & Construction)	782	42,470
Janus Capital Group, Inc. (Diversified Financial Services)	1,020	24,766
JDS Uniphase Corp.* (Telecommunications)	1,360	11,506
Johnson & Johnson (Healthcare - Products)	17,646	1,222,515
Johnson Controls, Inc. (Auto Parts & Equipment)	3,740	113,434
Jones Apparel Group, Inc. (Apparel)	510	9,440
Juniper Networks, Inc.* (Telecommunications)	3,434	72,354
KB Home (Home Builders)	476	9,368
Kellogg Co. (Food)	1,598	89,648
KeyCorp (Banks)	3,128	37,348
Kimberly-Clark Corp. (Household Products/Wares)	2,618	169,751
Kimco Realty Corp. (REIT)	1,428	52,750
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,564	14,983
KLA -Tencor Corp. (Semiconductors)	1,088	34,435
Kohls Corp.* (Retail)	1,938	89,303
Kraft Foods, Inc. (Food)	9,588	314,007
Kroger Co. (Food)	4,148	113,987
L-3 Communications Holdings, Inc. (Aerospace/Defense)	782	76,886
Laboratory Corp. of America Holdings* (Healthcare - Services)	714	49,623

See accompanying notes to the Schedules of Portfolio Investments.

Legg Mason, Inc. (Diversified Financial Services)	884	33,645
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,020	22,226
Lender Processing Services, Inc. (Diversified Financial Services)	656	20,021
Lennar Corp. - Class A (Home Builders)	884	13,428
Leucadia National Corp. (Holding Companies - Diversified)	1,122	50,984
Lexmark International, Inc. - Class A* (Computers)	544	17,718
Limited, Inc. (Retail)	1,802	31,211
Lincoln National Corp. (Insurance)	1,632	69,866
Linear Technology Corp. (Semiconductors)	1,394	42,740
Liz Claiborne, Inc. (Apparel)	612	10,055
Lockheed Martin Corp. (Aerospace/Defense)	2,108	231,184
Loews Corp. (Insurance)	2,278	89,958
Lorillard, Inc. (Agriculture)	1,088	77,411
Lowe’s Cos., Inc. (Retail)	9,248	219,085
LSI Logic Corp.* (Semiconductors)	4,080	21,869
M&T Bank Corp. (Banks)	476	42,483
Macy’s, Inc. (Retail)	2,652	47,683
Manitowoc Co. (Machinery - Diversified)	816	12,689
Marathon Oil Corp. (Oil & Gas)	4,454	177,581
Marriott International, Inc. - Class A (Lodging)	1,870	48,788
Marsh & McLennan Cos., Inc. (Insurance)	3,230	102,585
Marshall & Ilsley Corp. (Banks)	1,632	32,885
Masco Corp. (Building Materials)	2,278	40,867
Massey Energy Co. (Coal)	544	19,404
MasterCard, Inc. - Class A (Software)	442	78,380
Mattel, Inc. (Toys/Games/Hobbies)	2,278	41,095
MBIA, Inc. (Insurance)	1,224	14,566
McCormick & Co., Inc. (Food)	816	31,375
McDonald’s Corp. (Retail)	7,106	438,440
McGraw-Hill Cos., Inc. (Media)	2,006	63,410
McKesson Corp. (Commercial Services)	1,734	93,307
MeadWestvaco Corp. (Forest Products & Paper)	1,088	25,361
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,196	143,820
Medtronic, Inc. (Healthcare - Products)	7,140	357,714
MEMC Electronic Materials, Inc.* (Semiconductors)	1,428	40,355
Merck & Co., Inc. (Pharmaceuticals)	13,532	427,070
Meredith Corp. (Media)	238	6,676
Merrill Lynch & Co., Inc. (Diversified Financial Services)	9,656	244,297
MetLife, Inc. (Insurance)	4,352	243,712
MGIC Investment Corp. (Insurance)	782	5,497
Microchip Technology, Inc. (Semiconductors)	1,156	34,021
Micron Technology, Inc.* (Semiconductors)	4,794	19,416
Microsoft Corp. (Software)	49,572	1,323,077
Millipore Corp.* (Biotechnology)	340	23,392
Molex, Inc. (Electrical Components & Equipment)	884	19,846
Molson Coors Brewing Co. - Class B (Beverages)	952	44,506
Monsanto Co. (Agriculture)	3,468	343,263
Monster Worldwide, Inc.* (Internet)	782	11,660
Moody’s Corp. (Commercial Services)	1,258	42,772
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,004	161,092
Motorola, Inc. (Telecommunications)	14,314	102,202
Murphy Oil Corp. (Oil & Gas)	1,190	76,327
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,938	22,132
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,768	44,059
National City Corp. (Banks)	4,794	8,389
National Semiconductor Corp. (Semiconductors)	1,224	21,065
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,652	133,210
NetApp, Inc.* (Computers)	2,074	37,809
Newell Rubbermaid, Inc. (Housewares)	1,734	29,929
Newmont Mining Corp. (Mining)	2,890	112,016
News Corp. - Class A (Media)	14,484	173,663
Nicor, Inc. (Gas)	272	12,063
NIKE, Inc. - Class B (Apparel)	2,482	166,046
NiSource, Inc. (Electric)	1,734	25,594
Noble Corp.ADR (Oil & Gas)	1,700	74,630
Noble Energy, Inc. (Oil & Gas)	1,088	60,482
Nordstrom, Inc. (Retail)	1,020	29,396
Norfolk Southern Corp. (Transportation)	2,380	157,580
Northern Trust Corp. (Banks)	1,394	100,647
Northrop Grumman Corp. (Aerospace/Defense)	2,142	129,677
Novell, Inc.* (Software)	2,176	11,185
Novellus Systems, Inc.* (Semiconductors)	612	12,020
Nucor Corp. (Iron/Steel)	2,006	79,237
NVIDIA Corp.* (Semiconductors)	3,502	37,506
NYSE Euronext (Diversified Financial Services)	1,666	65,274
Occidental Petroleum Corp. (Oil & Gas)	5,168	364,086
Office Depot, Inc.* (Retail)	1,734	10,092
Omnicom Group, Inc. (Advertising)	2,006	77,351
Oracle Corp.* (Software)	24,752	502,713
PACCAR, Inc. (Auto Manufacturers)	2,278	86,997
Pactiv Corp.* (Packaging & Containers)	816	20,261
Pall Corp. (Miscellaneous Manufacturing)	748	25,724
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,054	55,862
Patriot Coal Corp.* (Coal)	566	16,442
Patterson Cos., Inc.* (Healthcare - Products)	578	17,577
Paychex, Inc. (Commercial Services)	2,040	67,381
Peabody Energy Corp. (Coal)	1,734	78,030
Pepco Holdings, Inc. (Electric)	1,258	28,821
PepsiCo, Inc. (Beverages)	9,894	705,145
PerkinElmer, Inc. (Electronics)	748	18,678

See accompanying notes to the Schedules of Portfolio Investments.

Pfizer, Inc. (Pharmaceuticals)	42,568	784,954
PG&E Corp. (Electric)	2,278	85,311
Philip Morris International, Inc. (Commercial Services)	13,022	626,358
Pinnacle West Capital Corp. (Electric)	646	22,229
Pioneer Natural Resources Co. (Oil & Gas)	680	35,550
Pitney Bowes, Inc. (Office/Business Equipment)	1,326	44,103
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,088	54,248
PNC Financial Services Group (Banks)	2,176	162,547
Polo Ralph Lauren Corp. (Apparel)	374	24,923
PPG Industries, Inc. (Chemicals)	1,020	59,486
PPL Corp. (Electric)	2,380	88,108
Praxair, Inc. (Chemicals)	2,006	143,910
Precision Castparts Corp. (Metal Fabricate/Hardware)	884	69,642
Principal Financial Group, Inc. (Insurance)	1,632	70,976
Procter & Gamble Co. (Cosmetics/Personal Care)	19,176	1,336,375
Progress Energy, Inc. (Electric)	1,666	71,855
Progressive Corp. (Insurance)	4,250	73,950
ProLogis (REIT)	1,666	68,756
Prudential Financial, Inc. (Insurance)	2,686	193,392
Public Service Enterprise Group, Inc. (Electric)	3,196	104,797
Public Storage, Inc. (REIT)	782	77,426
Pulte Homes, Inc. (Home Builders)	1,360	18,999
QLogic Corp.* (Semiconductors)	816	12,534
Qualcomm, Inc. (Telecommunications)	10,370	445,599
Quest Diagnostics, Inc. (Healthcare - Services)	986	50,947
Questar Corp. (Pipelines)	1,088	44,521
Qwest Communications International, Inc. (Telecommunications)	9,384	30,310
R.R. Donnelley & Sons Co. (Commercial Services)	1,326	32,527
RadioShack Corp. (Retail)	816	14,100
Range Resources Corp. (Oil & Gas)	986	42,270
Raytheon Co. (Aerospace/Defense)	2,618	140,089
Regions Financial Corp. (Banks)	4,386	42,106
Reynolds American, Inc. (Agriculture)	1,088	52,899
Robert Half International, Inc. (Commercial Services)	986	24,403
Rockwell Collins, Inc. (Aerospace/Defense)	1,020	49,052
Rockwell International Corp. (Machinery - Diversified)	918	34,278
Rohm & Haas Co. (Chemicals)	782	54,740
Rowan Cos., Inc. (Oil & Gas)	714	21,813
Ryder System, Inc. (Transportation)	340	21,080
Safeway, Inc. (Food)	2,754	65,325
Salesforce.com, Inc.* (Software)	646	31,266
SanDisk Corp.* (Computers)	1,428	27,917
Sara Lee Corp. (Food)	4,454	56,254
Schering-Plough Corp. (Pharmaceuticals)	10,268	189,650
Schlumberger, Ltd.ADR (Oil & Gas Services)	7,582	592,078
Scripps Networks Interactive - Class A (Entertainment)	578	20,987
Sealed Air Corp. (Packaging & Containers)	986	21,682
Sears Holdings Corp.* (Retail)	374	34,969
Sempra Energy (Gas)	1,564	78,935
Sherwin-Williams Co. (Chemicals)	612	34,982
Sigma-Aldrich Corp. (Chemicals)	782	40,992
Simon Property Group, Inc. (REIT)	1,428	138,516
SLM Corp.* (Diversified Financial Services)	2,958	36,502
Smith International, Inc. (Oil & Gas Services)	1,360	79,750
Snap-on, Inc. (Hand/Machine Tools)	374	19,695
Southern Co. (Electric)	4,862	183,249
Southwest Airlines Co. (Airlines)	4,624	67,094
Southwestern Energy Co.* (Oil & Gas)	2,176	66,455
Sovereign Bancorp, Inc. (Savings & Loans)	3,434	13,564
Spectra Energy Corp. (Pipelines)	3,876	92,249
Sprint Nextel Corp. (Telecommunications)	18,020	109,922
St. Jude Medical, Inc.* (Healthcare - Products)	2,142	93,156
Staples, Inc. (Retail)	4,488	100,980
Starbucks Corp.* (Retail)	4,624	68,759
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,190	33,487
State Street Corp. (Banks)	2,720	154,714
Stryker Corp. (Healthcare - Products)	1,564	97,437
Sun Microsystems, Inc.* (Computers)	4,760	36,176
Sunoco, Inc. (Oil & Gas)	748	26,614
SunTrust Banks, Inc. (Banks)	2,244	100,958
SuperValu, Inc. (Food)	1,326	28,774
Symantec Corp.* (Internet)	5,304	103,852
Sysco Corp. (Food)	3,808	117,401
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,632	87,655
Target Corp. (Retail)	4,760	233,478
TECO Energy, Inc. (Electric)	1,360	21,393
Tellabs, Inc.* (Telecommunications)	2,516	10,215
Tenet Healthcare Corp.* (Healthcare - Services)	2,618	14,530
Teradata Corp.* (Computers)	1,122	21,879
Teradyne, Inc.* (Semiconductors)	1,054	8,232
Terex Corp.* (Machinery - Construction & Mining)	612	18,678
Tesoro Petroleum Corp. (Oil & Gas)	884	14,577
Texas Instruments, Inc. (Semiconductors)	8,262	177,633
Textron, Inc. (Miscellaneous Manufacturing)	1,564	45,794
The AES Corp.* (Electric)	4,250	49,682
The Charles Schwab Corp. (Diversified Financial Services)	5,882	152,932
The Dow Chemical Co. (Chemicals)	5,848	185,849
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	714	35,636
The Gap, Inc. (Retail)	2,958	52,593
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,482	317,696

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,530	23,424
The Hershey Co. (Food)	1,054	41,675
The New York Times Co. - Class A (Media)	748	10,689
The Pepsi Bottling Group, Inc. (Beverages)	850	24,794
The Stanley Works (Hand/Machine Tools)	510	21,287
The Travelers Companies, Inc. (Insurance)	3,740	169,048
The Williams Cos., Inc. (Pipelines)	3,638	86,039
Thermo Electron Corp.* (Electronics)	2,652	145,860
Tiffany & Co. (Retail)	782	27,777
Time Warner, Inc. (Media)	22,610	296,417
Titanium Metals Corp. (Mining)	544	6,169
TJX Cos., Inc. (Retail)	2,652	80,939
Torchmark Corp. (Insurance)	544	32,531
Total System Services, Inc. (Software)	1,258	20,631
Transocean, Inc.ADR* (Oil & Gas)	2,007	220,449
Tyco Electronics, Ltd.ADR (Electronics)	2,992	82,759
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,992	104,780
Tyson Foods, Inc. - Class A (Food)	1,904	22,734
U.S. Bancorp (Banks)	11,016	396,796
Union Pacific Corp. (Transportation)	3,230	229,847
Unisys Corp.* (Computers)	2,278	6,265
United Parcel Service, Inc. - Class B (Transportation)	6,358	399,855
United States Steel Corp. (Iron/Steel)	748	58,052
United Technologies Corp. (Aerospace/Defense)	6,086	365,525
UnitedHealth Group, Inc. (Healthcare - Services)	7,684	195,097
UnumProvident Corp. (Insurance)	2,176	54,618
UST, Inc. (Agriculture)	918	61,084
V. F. Corp. (Apparel)	544	42,057
Valero Energy Corp. (Oil & Gas)	3,298	99,929
Varian Medical Systems, Inc.* (Healthcare - Products)	782	44,676
VeriSign, Inc.* (Internet)	1,224	31,922
Verizon Communications, Inc. (Telecommunications)	17,986	577,171
Viacom, Inc. - Class B* (Media)	3,910	97,124
Vornado Realty Trust (REIT)	850	77,307
Vulcan Materials Co. (Building Materials)	680	50,660
W.W. Grainger, Inc. (Distribution/Wholesale)	408	35,484
Wachovia Corp. (Banks)	13,634	47,719
Wal-Mart Stores, Inc. (Retail)	14,144	847,084
Walgreen Co. (Retail)	6,256	193,686
Walt Disney Co. (Media)	11,866	364,168
Washington Mutual, Inc. (Savings & Loans)	10,761	882
Washington Post Co. - Class B (Media)	34	18,930
Waste Management, Inc. (Environmental Control)	3,094	97,430
Waters Corp.* (Electronics)	612	35,606
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	646	18,411
Weatherford International, Ltd.ADR* (Oil & Gas Services)	4,284	107,700
WellPoint, Inc.* (Healthcare - Services)	3,230	151,067
Wells Fargo & Co. (Banks)	20,910	784,752
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	1,768	9,300
Western Union Co. (Commercial Services)	4,590	113,235
Weyerhaeuser Co. (Forest Products & Paper)	1,326	80,329
Whirlpool Corp. (Home Furnishings)	476	37,742
Whole Foods Market, Inc. (Food)	884	17,707
Windstream Corp. (Telecommunications)	2,788	30,501
Wrigley (WM.) Jr. Co. (Food)	1,360	107,984
Wyeth (Pharmaceuticals)	8,432	311,478
Wyndham Worldwide Corp. (Lodging)	1,122	17,627
Xcel Energy, Inc. (Electric)	2,822	56,412
Xerox Corp. (Office/Business Equipment)	5,508	63,507
Xilinx, Inc. (Semiconductors)	1,734	40,662
XL Capital, Ltd. - Class AADR (Insurance)	1,972	35,378
XTO Energy, Inc. (Oil & Gas)	3,468	161,331
Yahoo!, Inc.* (Internet)	8,738	151,167
YUM! Brands, Inc. (Retail)	2,958	96,460
Zimmer Holdings, Inc.* (Healthcare - Products)	1,428	92,192
Zions Bancorp (Banks)	714	27,632

TOTAL COMMON STOCKS
(Cost $41,340,453)		64,215,362

	Principal
	Amount

Repurchase Agreements (7.1%)
Bank of America, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $478,015 (Collateralized by $445,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $488,065)	$478,000	478,000
Deutsche Bank, 1.42%, 10/1/08, dated 9/30/08, with a repurchase price of $1,061,042 (Collateralized by $1,081,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,082,791)	1,061,000	1,061,000
HSBC, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $2,421,077 (Collateralized by $2,451,000 Federal Farm Credit Bank, 4.50%, 8/20/12, market value $2,469,460)	2,421,000	2,421,000
UBS, 0.90%, 10/1/08, dated 9/30/08, with a repurchase price of $2,361,059 (Collateralized by $2,421,000 Federal National Mortgage Association, 2.70%‡, 12/10/08, market value $2,408,359)	2,361,000	2,361,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.75%, 10/1/08, dated 9/30/08, with a repurchase price of $90,002 (Collateralized by $100,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $98,231)	90,000	90,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,411,000)		6,411,000

TOTAL INVESTMENT SECURITIES
(Cost $47,751,453)—78.6%		70,626,362
Net other assets (liabilities)—21.4%		19,234,466

NET ASSETS—100.0%		$89,860,828

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $15,555,500)	265	$25,440
S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $10,566,000)	36	(759,762)

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.1%
Aerospace/Defense	1.7%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	3.9%
Beverages	1.9%
Biotechnology	0.9%
Building Materials	0.1%
Chemicals	1.2%
Coal	0.2%
Commercial Services	1.2%
Computers	3.1%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.2%
Electric	2.2%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.1%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.1%
Healthcare - Services	0.8%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.3%
Internet	1.4%
Investment Companies	NM
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.3%
Machinery - Diversified	0.3%
Media	1.7%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	3.3%
Office/Business Equipment	0.2%
Oil & Gas	7.8%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	4.2%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	3.9%
Retail - Restaurants	NM
Savings & Loans	0.1%
Semiconductors	1.3%
Software	3.1%
Telecommunications	3.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Other**	28.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (91.3%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $449,014 (Collateralized by $420,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $460,646)	$449,000	$449,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $468,018 (Collateralized by $477,000 of various U.S. Treasury Securities, 3.25%-3.38%, 12/31/09-3/5/10, market value $478,280)	468,000	468,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $510,016 (Collateralized by $510,000 of various U.S. Treasury Securities, 3.25%-5.25%, 9/11/09-12/31/09, market value $520,713)	510,000	510,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $507,013 (Collateralized by $510,000 of various U.S. Government Agency Obligations, 2.70%‡-5.13%, 12/10/08-10/18/16, market value $518,455)	507,000	507,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $437,009 (Collateralized by $611,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $600,189)	437,000	437,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,371,000)		2,371,000

TOTAL INVESTMENT SECURITIES
(Cost $2,371,000)—91.3%		2,371,000
Net other assets (liabilities)—8.7%		227,276

NET ASSETS—100.0%		$2,598,276

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $870,960)	12	$(35,669)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 10/27/08	$502,791	$20,059
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 10/27/08	1,218,391	48,615

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (76.5%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	96	$1,659
AAR Corp.* (Aerospace/Defense)	160	2,654
Aaron Rents, Inc. (Commercial Services)	144	3,898
Abaxis, Inc.* (Healthcare - Products)	96	1,891
ABIOMED, Inc.* (Healthcare - Products)	176	3,124
AbitibiBowater, Inc.* (Forest Products & Paper)	192	743
ABM Industries, Inc. (Commercial Services)	176	3,844
Acadia Realty Trust (REIT)	240	6,067
ACI Worldwide, Inc.* (Software)	128	2,243
Acorda Therapeutics, Inc.* (Biotechnology)	128	3,053
Actel Corp.* (Semiconductors)	208	2,596
Actuant Corp. - Class A (Miscellaneous Manufacturing)	192	4,846
Acuity Brands, Inc. (Miscellaneous Manufacturing)	112	4,677
Acxiom Corp. (Software)	304	3,812
Administaff, Inc. (Commercial Services)	96	2,613
ADTRAN, Inc. (Telecommunications)	224	4,366
Aeropostale, Inc.* (Retail)	192	6,165
Affymetrix, Inc.* (Biotechnology)	272	2,105
Agilysys, Inc. (Computers)	240	2,422
Agree Realty Corp. (REIT)	144	4,118
Alaska Communications Systems Group, Inc. (Telecommunications)	320	3,914
Albany International Corp. - Class A (Machinery - Diversified)	144	3,936
Alexion Pharmaceuticals, Inc.* (Biotechnology)	224	8,803
Align Technology, Inc.* (Healthcare - Products)	256	2,772
Alkermes, Inc.* (Pharmaceuticals)	336	4,469
Alliance One International, Inc.* (Agriculture)	368	1,398
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	128	1,619
Allscripts Healthcare Solutions, Inc.* (Software)	240	2,986
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	128	3,706
Alpharma, Inc. - Class A* (Pharmaceuticals)	160	5,902
Altra Holdings, Inc.* (Machinery - Diversified)	224	3,306
AMAG Pharmaceuticals, Inc.* (Biotechnology)	80	3,098
AMCOL International Corp. (Mining)	96	3,001
Amedisys, Inc.* (Healthcare - Services)	80	3,894
American Equity Investment Life Holding Co. (Insurance)	352	2,640
American Greetings Corp. - Class A (Household Products/Wares)	224	3,425
American Medical Systems Holdings, Inc.* (Healthcare - Products)	288	5,115
American Oriental Bioengineering, Inc.* (Biotechnology)	240	1,558
American Reprographics Co.* (Software)	176	3,036
American States Water Co. (Water)	160	6,160
American Superconductor Corp.* (Electrical Components & Equipment)	128	3,017
Amerigon, Inc.* (Auto Parts & Equipment)	256	1,684
AMERIGROUP Corp.* (Healthcare - Services)	160	4,040
Amerisafe, Inc.* (Insurance)	240	4,368
Amkor Technology, Inc.* (Semiconductors)	352	2,242
AMN Healthcare Services, Inc.* (Commercial Services)	208	3,655
ANADIGICS, Inc.* (Semiconductors)	272	764
AngioDynamics, Inc.* (Healthcare - Products)	144	2,275
Anixter International, Inc.* (Telecommunications)	80	4,761
Apogee Enterprises, Inc. (Building Materials)	128	1,924
Apollo Investment Corp. (Investment Companies)	512	8,730
Applied Industrial Technologies, Inc. (Machinery - Diversified)	144	3,878
Applied Micro Circuits Corp.* (Semiconductors)	400	2,392
Arbitron, Inc. (Commercial Services)	96	4,290
Arch Chemicals, Inc. (Chemicals)	96	3,389
Arena Resources, Inc.* (Oil & Gas)	96	3,730
Ares Capital Corp. (Investment Companies)	560	5,841
Argo Group International Holdings, Ltd.ADR* (Insurance)	144	5,306
Ariba, Inc.* (Internet)	304	4,296
Arkansas Best Corp. (Transportation)	96	3,234
Arris Group, Inc.* (Telecommunications)	416	3,216
ArthroCare Corp.* (Healthcare - Products)	80	2,218
ArvinMeritor, Inc. (Auto Parts & Equipment)	224	2,921
Asbury Automotive Group, Inc. (Retail)	256	2,949
Aspen Insurance Holdings, Ltd.ADR (Insurance)	288	7,920
Associated Estates Realty Corp. (REIT)	256	3,336
Assured Guaranty, Ltd.ADR (Insurance)	208	3,382
ATC Technology Corp.* (Auto Parts & Equipment)	128	3,039
Atheros Communications* (Telecommunications)	176	4,150
Atlas America, Inc. (Oil & Gas)	128	4,366
ATP Oil & Gas Corp.* (Oil & Gas)	80	1,425
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	144	4,666
Avista Corp. (Electric)	368	7,989
Avocent Corp.* (Internet)	176	3,601

See accompanying notes to the Schedules of Portfolio Investments.

Baldor Electric Co. (Hand/Machine Tools)	144	4,149
Bally Technologies, Inc.* (Entertainment)	160	4,845
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	224	3,230
Bank Mutual Corp. (Banks)	400	4,540
Barnes Group, Inc. (Miscellaneous Manufacturing)	160	3,235
Basic Energy Services, Inc.* (Oil & Gas Services)	128	2,726
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	256	3,999
Belden, Inc. (Electrical Components & Equipment)	128	4,072
Belo Corp. - Class A (Media)	480	2,861
Benchmark Electronics, Inc.* (Electronics)	256	3,604
Berry Petroleum Co. - Class A (Oil & Gas)	96	3,718
Bill Barrett Corp.* (Oil & Gas)	96	3,083
BioMed Realty Trust, Inc. (REIT)	240	6,348
Blackboard, Inc.* (Software)	96	3,868
Blount International, Inc.* (Machinery - Diversified)	256	2,849
Blue Coat Systems, Inc.* (Internet)	128	1,816
Bob Evans Farms, Inc. (Retail)	160	4,366
Borders Group, Inc. (Retail)	304	1,994
Bowne & Co., Inc. (Commercial Services)	192	2,218
BPZ Resources, Inc.* (Oil & Gas)	160	2,752
Brady Corp. - Class A (Electronics)	160	5,645
Briggs & Stratton Corp. (Machinery - Diversified)	256	4,142
Brigham Exploration Co.* (Oil & Gas)	160	1,758
Bronco Drilling Co., Inc.* (Oil & Gas)	256	2,616
Brookline Bancorp, Inc. (Savings & Loans)	496	6,344
Brooks Automation, Inc.* (Semiconductors)	368	3,076
Bruker Corp.* (Healthcare - Products)	192	2,559
Brunswick Corp. (Leisure Time)	336	4,297
Brush Engineered Materials, Inc.* (Mining)	96	1,783
Calgon Carbon Corp.* (Environmental Control)	160	3,258
California Pizza Kitchen, Inc.* (Retail)	256	3,295
California Water Service Group (Water)	160	6,160
Callaway Golf Co. (Leisure Time)	288	4,052
Callon Petroleum Co.* (Oil & Gas)	128	2,308
Cano Petroleum, Inc.* (Oil & Gas)	192	444
Capital Lease Funding, Inc. (REIT)	432	3,426
Capstead Mortgage Corp. (REIT)	224	2,453
Capstone Turbine Corp.* (Electrical Components & Equipment)	464	599
CARBO Ceramics, Inc. (Oil & Gas Services)	80	4,129
Carrizo Oil & Gas, Inc.* (Oil & Gas)	80	2,902
Carter’s, Inc.* (Apparel)	208	4,104
Casey’s General Stores, Inc. (Retail)	176	5,310
Cash America International, Inc. (Retail)	96	3,460
Cathay Bancorp, Inc. (Banks)	336	7,997
Cavium Networks, Inc.* (Semiconductors)	112	1,577
Cbeyond, Inc.* (Telecommunications)	128	1,842
Cedar Shopping Centers, Inc. (REIT)	480	6,346
Celera Corp.* (Biotechnology)	320	4,944
Centene Corp.* (Healthcare - Services)	144	2,953
Centennial Communications Corp.* (Telecommunications)	304	1,897
Central Pacific Financial Corp. (Banks)	272	4,572
Central Vermont Public Service Corp. (Electric)	160	3,750
Cenveo, Inc.* (Commercial Services)	224	1,723
Cepheid, Inc.* (Healthcare - Products)	176	2,434
Ceradyne, Inc.* (Miscellaneous Manufacturing)	96	3,519
Charlotte Russe Holding, Inc.* (Retail)	160	1,640
Charming Shoppes, Inc.* (Retail)	416	2,034
Chart Industries, Inc.* (Machinery - Diversified)	96	2,742
Chattem, Inc.* (Cosmetics/Personal Care)	64	5,004
Checkpoint Systems, Inc.* (Electronics)	160	3,011
Cheesecake Factory, Inc.* (Retail)	320	4,678
Chemed Corp. (Commercial Services)	80	3,285
Chesapeake Utilities Corp. (Oil & Gas Services)	144	4,782
Chico’s FAS, Inc.* (Retail)	464	2,538
Cirrus Logic, Inc.* (Semiconductors)	368	2,006
CKE Restaurants, Inc. (Retail)	288	3,053
Clarcor, Inc. (Miscellaneous Manufacturing)	160	6,072
Clean Harbors, Inc.* (Environmental Control)	48	3,242
Cleco Corp. (Electric)	256	6,464
Coeur d’Alene Mines Corp.* (Mining)	1,008	1,542
Cogdell Spencer, Inc. (REIT)	176	2,823
Cogent Communications Group, Inc.* (Internet)	176	1,359
Cogent, Inc.* (Electronics)	240	2,453
Cognex Corp. (Machinery - Diversified)	176	3,548
Coinstar, Inc.* (Commercial Services)	112	3,584
Collective Brands, Inc.* (Retail)	224	4,101
Colonial Properties Trust (REIT)	240	4,486
Comfort Systems USA, Inc. (Building Materials)	272	3,634
Community Bank System, Inc. (Banks)	224	5,634
Commvault Systems, Inc.* (Software)	176	2,121
Compass Minerals International, Inc. (Mining)	80	4,191
Complete Production Services, Inc.* (Oil & Gas Services)	160	3,221
comScore, Inc.* (Internet)	80	1,410

See accompanying notes to the Schedules of Portfolio Investments.

Comstock Resources, Inc.* (Oil & Gas)	112	5,606
Comtech Telecommunications Corp.* (Telecommunications)	96	4,727
Conceptus, Inc.* (Healthcare - Products)	176	2,918
Concho Resources, Inc.* (Oil & Gas)	144	3,976
Concur Technologies, Inc.* (Software)	128	4,897
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	288	2,477
Corinthian Colleges, Inc.* (Commercial Services)	304	4,560
Corporate Office Properties Trust (REIT)	160	6,456
CoStar Group, Inc.* (Commercial Services)	80	3,631
Cox Radio, Inc. - Class A* (Media)	368	3,886
Crocs, Inc.* (Apparel)	304	1,088
Cross Country Healthcare, Inc.* (Commercial Services)	192	3,128
Crosstex Energy, Inc. (Oil & Gas)	144	3,596
CryoLife, Inc.* (Biotechnology)	208	2,729
CSG Systems International, Inc.* (Software)	240	4,207
CTS Corp. (Electronics)	336	4,294
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	208	4,624
Curtiss-Wright Corp. (Aerospace/Defense)	128	5,818
CV Therapeutics, Inc.* (Pharmaceuticals)	288	3,110
CVB Financial Corp. (Banks)	368	5,115
Cyberonics, Inc.* (Healthcare - Products)	144	2,448
CyberSource Corp.* (Internet)	208	3,351
Cypress Bioscience, Inc.* (Pharmaceuticals)	256	1,882
Daktronics, Inc. (Electronics)	128	2,132
Darwin Professional Underwriters, Inc.* (Insurance)	128	3,982
Data Domain, Inc.* (Computers)	160	3,563
DCT Industrial Trust, Inc. (REIT)	560	4,194
DealerTrack Holdings, Inc.* (Internet)	176	2,964
Deckers Outdoor Corp.* (Apparel)	32	3,331
Delta Petroleum Corp.* (Oil & Gas)	192	2,607
Deluxe Corp. (Commercial Services)	192	2,763
DHT Maritime, Inc.ADR (Transportation)	336	2,258
Diamond Foods, Inc. (Food)	144	4,036
DiamondRock Hospitality Co. (REIT)	400	3,640
Digimarc Corp.*(a) (Computers)	3,444	53,657
Digital River, Inc.* (Internet)	112	3,629
Dillards, Inc. - Class A (Retail)	208	2,454
Dime Community Bancshares, Inc. (Savings & Loans)	240	3,653
Diodes, Inc.* (Semiconductors)	112	2,066
Dionex Corp.* (Electronics)	64	4,067
Dollar Financial Corp.* (Commercial Services)	144	2,216
Dress Barn, Inc.* (Retail)	208	3,180
Drill-Quip, Inc.* (Oil & Gas Services)	80	3,471
DSP Group, Inc.* (Semiconductors)	272	2,081
DTS, Inc.* (Home Furnishings)	112	3,117
Dycom Industries, Inc.* (Engineering & Construction)	160	2,083
Dynamic Materials Corp. (Metal Fabricate/Hardware)	64	1,485
Eagle Bulk Shipping, Inc.ADR (Transportation)	160	2,230
EarthLink, Inc.* (Internet)	352	2,992
East West Bancorp, Inc. (Banks)	480	6,576
Eclipsys Corp.* (Software)	224	4,693
Education Realty Trust, Inc. (REIT)	400	4,432
eHealth, Inc.* (Insurance)	128	2,048
El Paso Electric Co.* (Electric)	272	5,712
Electronics for Imaging, Inc.* (Computers)	256	3,566
EMCOR Group, Inc.* (Engineering & Construction)	208	5,475
EMCORE Corp.* (Semiconductors)	320	1,581
Empire District Electric Co. (Electric)	432	9,223
Emulex Corp.* (Semiconductors)	304	3,244
Encore Wire Corp. (Electrical Components & Equipment)	128	2,318
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	112	6,524
Energy Partners, Ltd.* (Oil & Gas)	208	1,803
EnerSys* (Electrical Components & Equipment)	112	2,208
ENGlobal Corp.* (Commercial Services)	176	2,336
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	96	3,567
Entegris, Inc.* (Semiconductors)	496	2,401
Enzon Pharmaceuticals, Inc.* (Biotechnology)	416	3,070
Epicor Software Corp.* (Software)	352	2,777
EPIQ Systems, Inc.* (Software)	256	3,482
eResearchTechnology, Inc.* (Internet)	192	2,287
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	80	3,854
ESSA Bancorp, Inc. (Banks)	400	5,560
Esterline Technologies Corp.* (Aerospace/Defense)	96	3,801
Euronet Worldwide, Inc.* (Commercial Services)	208	3,480
ev3, Inc.* (Healthcare - Products)	320	3,213
Evercore Partners, Inc. - Class A (Diversified Financial Services)	208	3,740
Evergreen Solar, Inc.* (Energy - Alternate Sources)	320	1,766
Exar Corp.* (Semiconductors)	384	2,941
EXCO Resources, Inc.* (Oil & Gas)	208	3,395
Exelixis, Inc.* (Biotechnology)	512	3,113
Exide Technologies* (Electrical Components & Equipment)	208	1,535
Extra Space Storage, Inc. (REIT)	336	5,161
EZCORP, Inc. - Class A* (Retail)	240	4,512
Fair Isaac Corp. (Software)	176	4,059
FairPoint Communications, Inc. (Telecommunications)	368	3,191
FalconStor Software, Inc.* (Software)	304	1,629
FCStone Group, Inc.* (Diversified Financial Services)	80	1,439

See accompanying notes to the Schedules of Portfolio Investments.

Federal Signal Corp. (Miscellaneous Manufacturing)	288	3,946
FEI Co.* (Electronics)	160	3,810
FelCor Lodging Trust, Inc. (REIT)	400	2,864
Ferro Corp. (Chemicals)	208	4,181
Financial Federal Corp. (Diversified Financial Services)	144	3,300
First BanCorp (Banks)	336	3,716
First Midwest Bancorp, Inc. (Banks)	256	6,205
First Niagara Financial Group, Inc. (Savings & Loans)	496	7,812
First Potomac Realty Trust (REIT)	320	5,501
FirstMerit Corp. (Banks)	368	7,728
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	96	1,056
Flow International Corp.* (Machinery - Diversified)	256	1,300
Flowers Foods, Inc. (Food)	256	7,516
Forestar Real Estate Group, Inc.* (Real Estate)	144	2,124
FormFactor, Inc.* (Semiconductors)	192	3,345
Forward Air Corp. (Transportation)	128	3,485
Fossil, Inc.* (Household Products/Wares)	160	4,517
Foundry Networks, Inc.* (Telecommunications)	480	8,741
Fred’s, Inc. (Retail)	272	3,868
Fresh Del Monte Produce, Inc.ADR* (Food)	144	3,197
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	48	1,654
FuelCell Energy, Inc.* (Energy - Alternate Sources)	400	2,412
Fuller (H.B.) Co. (Chemicals)	176	3,673
Gartner Group, Inc.* (Commercial Services)	192	4,355
Gaylord Entertainment Co.* (Lodging)	176	5,169
Genco Shipping & Trading, Ltd.ADR (Transportation)	48	1,596
Genesco, Inc. (Retail)	96	3,214
Genesee & Wyoming, Inc. - Class A* (Transportation)	112	4,202
GeoEye, Inc.* (Telecommunications)	128	2,833
GFI Group, Inc (Diversified Financial Services)	288	1,356
Gibraltar Industries, Inc. (Iron/Steel)	144	2,694
Glacier Bancorp, Inc. (Banks)	272	6,737
Gladstone Investment Corp. (Diversified Financial Services)	320	2,202
Glatfelter (Forest Products & Paper)	336	4,549
Glimcher Realty Trust (REIT)	304	3,174
Global Crossing, Ltd.ADR* (Telecommunications)	144	2,183
GMX Resources, Inc.* (Oil & Gas)	48	2,294
Golar LNG, Ltd.ADR (Transportation)	240	3,187
Goodrich Petroleum Corp.* (Oil & Gas)	64	2,790
GrafTech International, Ltd.* (Electrical Components & Equipment)	288	4,352
Granite Construction, Inc. (Engineering & Construction)	96	3,439
Green Mountain Coffee Roasters, Inc.* (Beverages)	80	3,147
Greenfield Online, Inc.* (Advertising)	224	3,898
Grey Wolf, Inc.* (Oil & Gas)	464	3,610
Griffon Corp.* (Miscellaneous Manufacturing)	304	2,742
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	176	3,071
Hanmi Financial Corp. (Banks)	736	3,717
Harmonic, Inc.* (Telecommunications)	368	3,110
Harvest Natural Resources, Inc.* (Oil & Gas)	256	2,591
Headwaters, Inc.* (Energy - Alternate Sources)	224	2,990
HealthExtras, Inc.* (Pharmaceuticals)	144	3,761
HEALTHSOUTH Corp.* (Healthcare - Services)	272	5,013
Healthways, Inc.* (Healthcare - Services)	112	1,807
Heartland Express, Inc. (Transportation)	336	5,215
Hecla Mining Co.* (Mining)	464	2,172
HEICO Corp. (Aerospace/Defense)	112	3,676
Heidrick & Struggles International, Inc. (Commercial Services)	80	2,412
Helen of Troy, Ltd.ADR* (Household Products/Wares)	208	4,736
Hercules Technology Growth Capital, Inc. (Investment Companies)	384	3,725
Hercules, Inc. (Chemicals)	352	6,966
Herman Miller, Inc. (Office Furnishings)	208	5,090
Hexcel Corp.* (Aerospace/Defense Equipment)	304	4,162
Hibbett Sports, Inc.* (Retail)	160	3,203
Highwoods Properties, Inc. (REIT)	208	7,396
Hilb, Rogal, and Hobbs Co. (Insurance)	144	6,731
Hilltop Holdings, Inc.* (Real Estate)	400	4,128
HMS Holdings Corp.* (Commercial Services)	112	2,684
Horace Mann Educators Corp. (Insurance)	336	4,324
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	80	3,090
Hot Topic, Inc.* (Retail)	368	2,432
Hub Group, Inc. - Class A* (Transportation)	128	4,819
Human Genome Sciences, Inc.* (Biotechnology)	496	3,150
Huron Consulting Group, Inc.* (Commercial Services)	64	3,647
Hutchinson Technology, Inc.* (Computers)	240	2,779
Iconix Brand Group, Inc.* (Apparel)	240	3,139
II-VI, Inc.* (Electronics)	96	3,711
IKON Office Solutions, Inc. (Office/Business Equipment)	288	4,899
Immersion Corp.* (Computers)	208	1,211
Immucor, Inc.* (Healthcare - Products)	224	7,159
Incyte Genomics, Inc.* (Biotechnology)	304	2,326

See accompanying notes to the Schedules of Portfolio Investments.

Independent Bank Corp. (Banks)	160	4,987
Infinera Corp.* (Telecommunications)	336	3,212
Informatica Corp.* (Software)	320	4,157
Infospace, Inc. (Internet)	240	2,604
Inland Real Estate Corp. (REIT)	384	6,025
Innerworkings, Inc.* (Software)	256	2,839
Insight Enterprises, Inc.* (Retail)	224	3,004
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	192	2,872
Insteel Industries, Inc. (Miscellaneous Manufacturing)	144	1,957
Insulet Corp.* (Healthcare - Products)	144	2,004
Integra LifeSciences Holdings* (Biotechnology)	96	4,227
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	128	2,838
InterDigital, Inc.* (Telecommunications)	176	4,233
Interface, Inc. - Class A (Office Furnishings)	224	2,547
Interline Brands, Inc.* (Building Materials)	208	3,372
Intermec, Inc.* (Machinery - Diversified)	176	3,457
InterMune, Inc.* (Biotechnology)	160	2,738
International Coal Group, Inc.* (Coal)	384	2,396
International Shipholding Corp.* (Transportation)	128	2,803
Interwoven, Inc.* (Internet)	224	3,163
Intevac, Inc.* (Machinery - Diversified)	160	1,702
Invacare Corp. (Healthcare - Products)	176	4,249
inVentiv Health, Inc.* (Advertising)	128	2,260
Investors Real Estate Trust (REIT)	480	5,371
ION Geophysical Corp.* (Oil & Gas Services)	272	3,860
Iowa Telecommunications Services, Inc. (Telecommunications)	272	5,081
IPC Holdings, Ltd.ADR (Insurance)	240	7,250
iPCS, Inc.* (Telecommunications)	96	2,138
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	304	5,135
Isle of Capri Casinos, Inc.* (Entertainment)	320	2,886
ITC Holdings Corp. (Electric)	144	7,455
J. Crew Group, Inc.* (Retail)	128	3,657
j2 Global Communications, Inc.* (Internet)	144	3,362
Jack Henry & Associates, Inc. (Computers)	288	5,855
Jack in the Box, Inc.* (Retail)	192	4,051
Jackson Hewitt Tax Service, Inc. (Commercial Services)	144	2,209
James River Coal Co.* (Coal)	64	1,407
Jo-Ann Stores, Inc.* (Retail)	112	2,350
Kaydon Corp. (Metal Fabricate/Hardware)	96	4,326
Kayne Anderson Energy Development Fund (Investment Companies)	192	3,251
Kendle International, Inc.* (Commercial Services)	80	3,577
Kenexa Corp.* (Commercial Services)	144	2,274
Kindred Healthcare, Inc.* (Healthcare - Services)	96	2,647
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	320	4,755
Knight Transportation, Inc. (Transportation)	240	4,073
Knoll, Inc. (Office Furnishings)	224	3,387
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	64	2,394
Korn/Ferry International* (Commercial Services)	192	3,421
L-1 Identity Solutions, Inc.* (Electronics)	240	3,667
Laclede Group, Inc. (Gas)	192	9,310
Lance, Inc. (Food)	192	4,356
Landec Corp.* (Chemicals)	384	3,145
Landry’s Restaurants, Inc. (Retail)	208	3,234
LaSalle Hotel Properties (REIT)	160	3,731
Lawson Software, Inc.* (Software)	432	3,024
Layne Christensen Co.* (Engineering & Construction)	64	2,268
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	272	2,872
Lear Corp.* (Auto Parts & Equipment)	192	2,016
Lexington Corporate Properties Trust (REIT)	384	6,612
Libbey, Inc. (Housewares)	224	1,906
Life Time Fitness, Inc.* (Leisure Time)	112	3,502
Lindsay Manufacturing Co. (Machinery - Diversified)	32	2,328
Live Nation, Inc.* (Commercial Services)	272	4,425
Longs Drug Stores Corp. (Retail)	96	7,261
Louisiana-Pacific Corp. (Forest Products & Paper)	384	3,571
Luby’s, Inc.* (Retail)	464	3,731
Lufkin Industries, Inc. (Oil & Gas Services)	48	3,809
Luminex Corp.* (Healthcare - Products)	144	3,601
Macrovision Solutions Corp.* (Entertainment)	288	4,429
Magellan Health Services, Inc.* (Healthcare - Services)	160	6,570
Magma Design Automation, Inc.* (Electronics)	320	1,286
Maguire Properties, Inc. (REIT)	192	1,144
Maidenform Brands, Inc.* (Apparel)	160	2,322
Manhattan Associates, Inc.* (Computers)	144	3,217
Martek Biosciences Corp. (Biotechnology)	112	3,519
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	240	2,042
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	176	6,009
Masimo Corp.* (Healthcare - Products)	160	5,952
MasTec, Inc.* (Telecommunications)	208	2,764

See accompanying notes to the Schedules of Portfolio Investments.

Matrix Service Co.* (Oil & Gas Services)	96	1,834
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	96	4,871
Max Capital Group, Ltd.ADR (Insurance)	320	7,434
MAXIMUS, Inc. (Commercial Services)	112	4,126
McMoRan Exploration Co.* (Oil & Gas)	144	3,404
Medarex, Inc.* (Pharmaceuticals)	496	3,209
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	192	2,863
Mentor Graphics Corp.* (Computers)	304	3,450
MercadoLibre, Inc.* (Commercial Services)	64	1,302
Meridian Bioscience, Inc. (Healthcare - Products)	144	4,182
Merit Medical Systems, Inc.* (Healthcare - Products)	192	3,604
Meritage Homes Corp.* (Home Builders)	112	2,766
Micros Systems, Inc.* (Computers)	256	6,825
Microsemi Corp.* (Semiconductors)	256	6,523
Micrus Endovascular Corp.* (Healthcare - Products)	192	2,678
Minerals Technologies, Inc. (Chemicals)	64	3,799
Mitcham Industries, Inc.* (Commercial Services)	160	1,614
MKS Instruments, Inc.* (Semiconductors)	192	3,823
Mobile Mini, Inc.* (Storage/Warehousing)	144	2,784
Modine Manufacturing Co. (Auto Parts & Equipment)	176	2,548
ModusLink Global Solutions, Inc.* (Internet)	192	1,845
Momenta Pharmaceuticals, Inc.* (Biotechnology)	128	1,678
Monarch Casino & Resort, Inc.* (Lodging)	240	2,734
Monolithic Power Systems, Inc.* (Semiconductors)	128	2,223
Montpelier Re Holdings, Ltd.ADR (Insurance)	400	6,604
MPS Group, Inc.* (Commercial Services)	368	3,709
MSC. Software Corp.* (Software)	288	3,082
Mueller Industries, Inc. (Metal Fabricate/Hardware)	128	2,945
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	400	3,592
MVC Capital, Inc. (Investment Companies)	224	3,416
Myriad Genetics, Inc.* (Biotechnology)	144	9,343
Nara Bancorp, Inc. (Banks)	352	3,942
NATCO Group, Inc. - Class A* (Oil & Gas Services)	80	3,214
National Penn Bancshares, Inc. (Banks)	336	4,906
National Retail Properties, Inc. (REIT)	304	7,281
Natus Medical, Inc.* (Healthcare - Products)	160	3,626
Navigant Consulting Co.* (Commercial Services)	176	3,501
NCI Building Systems, Inc.* (Building Materials)	80	2,540
Nektar Therapeutics* (Biotechnology)	448	1,608
Ness Technologies, Inc.* (Commercial Services)	336	3,854
Net 1 UEPS Technologies, Inc.* (Commercial Services)	160	3,573
Netflix, Inc.* (Internet)	128	3,953
NETGEAR, Inc.* (Telecommunications)	176	2,640
Netlogic Microsystems, Inc.* (Semiconductors)	80	2,419
New Jersey Resources Corp. (Gas)	240	8,614
NewAlliance Bancshares, Inc. (Savings & Loans)	448	6,733
Newpark Resources, Inc.* (Oil & Gas Services)	288	2,102
Newport Corp.* (Electronics)	240	2,587
Nicor, Inc. (Gas)	160	7,096
NN, Inc. (Metal Fabricate/Hardware)	272	3,495
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	112	3,591
Nordson Corp. (Machinery - Diversified)	96	4,715
Novatel Wireless, Inc.* (Telecommunications)	192	1,164
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	208	2,429
Nu Skin Enterprises, Inc. (Retail)	288	4,671
NuVasive, Inc.* (Healthcare - Products)	112	5,525
NYMAGIC, Inc. (Insurance)	128	3,232
Obagi Medical Products, Inc.* (Pharmaceuticals)	224	2,236
Oilsands Quest, Inc.* (Oil & Gas)	368	1,100
Old National Bancorp (Banks)	304	6,086
Olin Corp. (Chemicals)	240	4,656
Olympic Steel, Inc. (Iron/Steel)	32	944
OM Group, Inc.* (Chemicals)	96	2,160
OMEGA Healthcare Investors, Inc. (REIT)	304	5,977
Omnicell, Inc.* (Software)	224	2,946
Omniture, Inc.* (Commercial Services)	192	3,525
OmniVision Technologies, Inc.* (Semiconductors)	208	2,373
On Assignment, Inc.* (Commercial Services)	272	2,143
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	160	5,789
Oplink Communications, Inc.* (Telecommunications)	240	2,897
optionsXpress Holdings, Inc. (Diversified Financial Services)	192	3,729
Orbital Sciences Corp.* (Aerospace/Defense)	192	4,602
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	176	8,675
Otter Tail Corp. (Electric)	176	5,408
Overstock.com, Inc.* (Internet)	64	1,268

See accompanying notes to the Schedules of Portfolio Investments.

Owens & Minor, Inc. (Distribution/Wholesale)	112	5,432
Pacer International, Inc. (Transportation)	176	2,899
Pacific Capital Bancorp (Banks)	272	5,535
Pacific Sunwear of California, Inc.* (Retail)	288	1,938
PacWest Bancorp (Banks)	176	5,032
PAETEC Holding Corp.* (Telecommunications)	416	894
Palm, Inc. (Computers)	400	2,388
Palomar Medical Technologies, Inc.* (Healthcare - Products)	208	2,800
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	160	1,966
Parallel Petroleum Corp.* (Oil & Gas)	160	1,507
Parametric Technology Corp.* (Software)	400	7,360
PAREXEL International Corp.* (Commercial Services)	192	5,503
Parker Drilling Co.* (Oil & Gas)	400	3,208
PC-Tel, Inc. (Internet)	304	2,833
PDL BioPharma, Inc. (Biotechnology)	384	3,575
Peet’s Coffee & Tea, Inc.* (Beverages)	176	4,914
Penn Virginia Corp. (Oil & Gas)	112	5,985
Penson Worldwide, Inc.* (Diversified Financial Services)	144	1,997
PeopleSupport, Inc.* (Commercial Services)	240	2,806
Perficient, Inc.* (Internet)	176	1,169
Perini Corp.* (Engineering & Construction)	80	2,063
Perot Systems Corp. - Class A* (Computers)	272	4,719
PetMed Express, Inc.* (Pharmaceuticals)	208	3,266
PetroQuest Energy, Inc.* (Oil & Gas)	144	2,210
PharMerica Corp.* (Pharmaceuticals)	144	3,239
Phase Forward, Inc.* (Software)	176	3,680
PHH Corp.* (Commercial Services)	208	2,764
Phoenix Technologies, Ltd.* (Software)	272	2,173
Photon Dynamics, Inc.* (Electronics)	304	4,666
Pioneer Drilling Co.* (Oil & Gas)	208	2,766
Piper Jaffray* (Diversified Financial Services)	80	3,460
Plantronics, Inc. (Telecommunications)	176	3,964
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	176	6,244
Plexus Corp.* (Electronics)	160	3,312
PMC-Sierra, Inc.* (Semiconductors)	624	4,630
PNM Resources, Inc. (Electric)	320	3,277
Polaris Industries, Inc. (Leisure Time)	96	4,367
Polycom, Inc.* (Telecommunications)	304	7,031
PolyOne Corp.* (Chemicals)	336	2,167
Pool Corp. (Distribution/Wholesale)	208	4,853
Portland General Electric Co. (Electric)	304	7,193
Post Properties, Inc. (REIT)	144	4,028
Power Integrations, Inc.* (Semiconductors)	128	3,085
Powerwave Technologies, Inc.* (Telecommunications)	544	2,154
Premiere Global Services, Inc.* (Telecommunications)	272	3,824
Prestige Brands Holdings, Inc.* (Healthcare - Products)	208	1,847
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	144	1,917
Progress Software Corp.* (Software)	208	5,406
Prosperity Bancshares, Inc. (Banks)	192	6,526
Provident Financial Services, Inc. (Savings & Loans)	272	4,491
Provident New York Bancorp (Savings & Loans)	368	4,865
PSS World Medical, Inc.* (Healthcare - Products)	272	5,304
Psychiatric Solutions, Inc.* (Healthcare - Services)	160	6,072
Quest Resource Corp.* (Oil & Gas)	208	553
Quest Software, Inc.* (Software)	304	3,858
Quidel Corp.* (Healthcare - Products)	160	2,626
Quiksilver, Inc.* (Apparel)	400	2,296
Rackable Systems, Inc.* (Computers)	208	2,040
RadiSys Corp.* (Computers)	224	1,926
RAIT Financial Trust (REIT)	336	1,845
Ralcorp Holdings, Inc.* (Food)	112	7,550
RCN Corp.* (Telecommunications)	272	3,335
Realty Income Corp. (REIT)	336	8,602
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	176	642
Redwood Trust, Inc. (REIT)	112	2,434
Regal-Beloit Corp. (Hand/Machine Tools)	96	4,082
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	224	4,890
Regis Corp. (Retail)	160	4,400
Rent-A-Center, Inc.* (Commercial Services)	208	4,634
Resources Connection, Inc.* (Commercial Services)	144	3,244
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	128	2,989
Riverbed Technology, Inc.* (Computers)	208	2,604
Robbins & Myers, Inc. (Machinery - Diversified)	96	2,969
Rock-Tenn Co. - Class A (Forest Products & Paper)	144	5,757
Rockwood Holdings, Inc.* (Chemicals)	144	3,695
Rofin-Sinar Technologies, Inc.* (Electronics)	112	3,428
Rosetta Resources, Inc.* (Oil & Gas)	176	3,231
Royal Gold, Inc. (Mining)	176	6,329
RTI Biologics, Inc.* (Healthcare - Products)	304	2,842
RTI International Metals, Inc.* (Mining)	80	1,565
Ruddick Corp. (Food)	128	4,154
S&T Bancorp, Inc. (Banks)	176	6,482
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	304	1,949
Savient Pharmaceuticals, Inc.* (Biotechnology)	160	2,386

See accompanying notes to the Schedules of Portfolio Investments.

SAVVIS, Inc.* (Telecommunications)	176	2,365
School Specialty, Inc.* (Retail)	144	4,491
Schulman (A.), Inc. (Chemicals)	224	4,431
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	208	3,950
Sciele Pharma, Inc. (Pharmaceuticals)	160	4,926
Seabright Insurance Holdings* (Insurance)	256	3,328
Seattle Genetics, Inc.* (Biotechnology)	272	2,910
Selective Insurance Group, Inc. (Insurance)	208	4,767
Semtech Corp.* (Semiconductors)	304	4,244
Senior Housing Properties Trust (REIT)	352	8,388
Sensient Technologies Corp. (Chemicals)	176	4,951
Sequenom, Inc.* (Biotechnology)	240	6,389
Silgan Holdings, Inc. (Packaging & Containers)	96	4,905
Silicon Image, Inc.* (Semiconductors)	400	2,136
Sinclair Broadcast Group, Inc. - Class A (Media)	400	2,016
SkyWest, Inc. (Airlines)	272	4,347
Skyworks Solutions, Inc.* (Semiconductors)	480	4,013
Smart Balance, Inc.* (Food)	288	1,889
Solera Holdings, Inc.* (Software)	192	5,514
Solutia, Inc.* (Chemicals)	224	3,136
Sonic Corp.* (Retail)	304	4,429
SONICWALL, Inc.* (Internet)	320	1,677
Sonus Networks, Inc.* (Telecommunications)	624	1,797
Sotheby’s (Commercial Services)	208	4,172
Southwest Gas Corp. (Water)	336	4,284
Spartan Stores, Inc. (Food)	128	3,185
Starent Networks Corp.* (Software)	160	2,070
STEC, Inc.* (Computers)	192	1,478
Steinway Musical Instruments, Inc.* (Commercial Services)	112	3,172
STERIS Corp. (Healthcare - Products)	192	7,215
Sterling Bancorp (Banks)	240	3,470
Sterling Bancshares, Inc. (Banks)	560	5,852
Steven Madden, Ltd.* (Apparel)	144	3,568
Stewart Information Services Corp. (Insurance)	176	5,236
Stifel Financial Corp.* (Diversified Financial Services)	96	4,790
Stone Energy Corp.* (Oil & Gas)	64	2,709
Strategic Hotels & Resorts, Inc. (REIT)	448	3,382
Sun Communities, Inc. (REIT)	336	6,656
Sun Healthcare Group, Inc.* (Healthcare - Services)	208	3,049
Sunrise Assisted Living, Inc.* (Healthcare - Services)	144	1,986
Sunstone Hotel Investors, Inc. (REIT)	272	3,672
Superior Industries International, Inc. (Auto Parts & Equipment)	208	3,985
Superior Well Services, Inc.* (Oil & Gas Services)	96	2,430
Susquehanna Bancshares, Inc. (Banks)	352	6,871
SVB Financial Group* (Banks)	160	9,267
Swift Energy Co.* (Oil & Gas)	80	3,095
Switch & Data Facilities Co.* (Internet)	128	1,594
Sybase, Inc.* (Software)	240	7,349
Sykes Enterprises, Inc.* (Computers)	176	3,865
Synaptics, Inc.* (Computers)	112	3,385
Syniverse Holdings, Inc.* (Telecommunications)	160	2,658
T-3 Energy Services, Inc.* (Oil & Gas Services)	48	1,782
Take-Two Interactive Software, Inc. (Software)	240	3,936
Tanger Factory Outlet Centers, Inc. (REIT)	144	6,306
Taser International, Inc.* (Electronics)	336	2,402
Team, Inc.* (Commercial Services)	80	2,890
Technitrol, Inc. (Electronics)	192	2,840
Tecumseh Products Co. - Class A* (Machinery - Diversified)	64	1,603
Tekelec* (Telecommunications)	320	4,477
Teledyne Technologies, Inc.* (Aerospace/Defense)	96	5,487
TeleTech Holdings, Inc.* (Commercial Services)	192	2,388
Tempur-Pedic International, Inc. (Home Furnishings)	240	2,822
Tennant Co. (Machinery - Diversified)	96	3,289
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	208	2,211
Tercica, Inc.* (Biotechnology)	336	3,004
Tessera Technologies, Inc.* (Semiconductors)	176	2,876
Tetra Tech, Inc.* (Environmental Control)	192	4,620
Texas Capital Bancshares, Inc.* (Banks)	272	5,647
Texas Industries, Inc. (Building Materials)	48	1,961
The Cato Corp. - Class A (Retail)	192	3,370
The Children’s Place Retail Stores, Inc.* (Retail)	80	2,668
The Finish Line, Inc. - Class A (Retail)	224	2,238
The Geo Group, Inc.* (Commercial Services)	176	3,557
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	128	1,385
The Gymboree Corp.* (Apparel)	80	2,840
The Hain Celestial Group, Inc.* (Food)	208	5,726
The Knot, Inc.* (Internet)	272	2,271
The Medicines Co.* (Pharmaceuticals)	208	4,830
The Men’s Wearhouse, Inc. (Retail)	176	3,738
The Pep Boys - Manny, Moe & Jack (Retail)	304	1,879
The Phoenix Cos., Inc. (Insurance)	480	4,435
The Ryland Group, Inc. (Home Builders)	144	3,819
The Spectranetics Corp.* (Healthcare - Products)	224	1,037
The Steak n Shake Co.* (Retail)	400	3,472

See accompanying notes to the Schedules of Portfolio Investments.

The Timberland Co. - Class A* (Apparel)	192	3,335
The Ultimate Software Group, Inc.* (Software)	96	2,592
The Warnaco Group, Inc.* (Apparel)	128	5,797
Theravance, Inc.* (Pharmaceuticals)	240	2,990
thinkorswim Group, Inc.* (Diversified Financial Services)	240	1,999
Thoratec Corp.* (Healthcare - Products)	240	6,300
THQ, Inc.* (Software)	224	2,697
Tibco Software, Inc.* (Internet)	640	4,685
Titan International, Inc. (Auto Parts & Equipment)	112	2,388
TiVo, Inc.* (Home Furnishings)	416	3,045
TNS, Inc.* (Commercial Services)	128	2,479
Toreador Resources Corp.* (Oil & Gas)	224	2,014
Town Sports International Holdings, Inc.* (Commercial Services)	240	1,464
Tractor Supply Co.* (Retail)	128	5,382
TradeStation Group, Inc.* (Diversified Financial Services)	272	2,543
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	128	4,381
Tredegar Corp. (Miscellaneous Manufacturing)	176	3,131
TreeHouse Foods, Inc.* (Food)	160	4,752
Triple-S Management Corp. - Class BADR* (Healthcare - Services)	208	3,388
TriQuint Semiconductor, Inc.* (Semiconductors)	496	2,376
True Religion Apparel, Inc.* (Apparel)	80	2,068
TrueBlue, Inc.* (Commercial Services)	208	3,361
TrustCo Bank Corp. NY (Banks)	512	5,996
Trustmark Corp. (Banks)	224	4,646
TTM Technologies, Inc.* (Electronics)	256	2,540
Tupperware Corp. (Household Products/Wares)	176	4,863
tw telecom, Inc.* (Telecommunications)	448	4,655
TXCO Resources, Inc.* (Oil & Gas)	240	2,410
U-Store-It Trust (REIT)	384	4,712
U.S. Physical Therapy, Inc.* (Healthcare - Services)	272	4,722
UAL Corp. (Airlines)	352	3,094
Ultratech Stepper, Inc.* (Semiconductors)	176	2,130
UMB Financial Corp. (Banks)	112	5,882
Under Armour, Inc. - Class A* (Retail)	112	3,557
Unisource Energy Corp. (Electric)	128	3,736
United America Indemnity, Ltd. - Class AADR* (Insurance)	224	3,188
United Natural Foods, Inc.* (Food)	176	4,398
United Online, Inc. (Internet)	256	2,409
United Therapeutics Corp.* (Pharmaceuticals)	64	6,731
Universal American Financial Corp.* (Insurance)	240	2,926
Universal Corp. (Agriculture)	80	3,927
Universal Health Realty Income Trust (REIT)	160	6,224
Universal Technical Institute, Inc.* (Commercial Services)	208	3,548
USA Mobility, Inc. (Telecommunications)	336	3,696
USEC, Inc.* (Mining)	352	1,904
UTStarcom, Inc.* (Telecommunications)	496	1,672
VAALCO Energy, Inc.* (Oil & Gas)	304	2,079
Vail Resorts, Inc.* (Entertainment)	112	3,914
Valassis Communications, Inc.* (Commercial Services)	192	1,663
Valeant Pharmaceuticals International* (Pharmaceuticals)	240	4,913
ValueClick, Inc.* (Internet)	288	2,946
Varian, Inc.* (Electronics)	96	4,118
Veeco Instruments, Inc.* (Semiconductors)	208	3,080
Venoco, Inc.* (Oil & Gas)	96	1,248
VeriFone Holdings, Inc.* (Software)	240	3,970
Vignette Corp.* (Internet)	240	2,578
ViroPharma, Inc.* (Pharmaceuticals)	256	3,359
VistaPrint, Ltd.ADR* (Commercial Services)	160	5,254
Vital Images, Inc.* (Software)	208	3,120
VIVUS, Inc.* (Healthcare - Products)	336	2,668
Volcano Corp.* (Healthcare - Products)	208	3,596
Volcom, Inc.* (Apparel)	80	1,382
Volterra Semiconductor Corp.* (Semiconductors)	160	2,037
W.R. Grace & Co.* (Chemicals)	224	3,387
Wabtec Corp. (Machinery - Diversified)	128	6,557
Warren Resources, Inc.* (Oil & Gas)	288	2,874
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	112	5,570
Watts Water Technologies, Inc. - Class A (Electronics)	160	4,376
Websense, Inc.* (Internet)	192	4,291
Werner Enterprises, Inc. (Transportation)	256	5,558
West Coast Bancorp (Banks)	256	3,753
West Pharmaceutical Services, Inc. (Healthcare - Products)	96	4,687
Westamerica Bancorp (Banks)	96	5,523
Westar Energy, Inc. (Electric)	352	8,110
Westfield Financial, Inc. (Banks)	336	3,461
Willbros Group, Inc.ADR* (Oil & Gas Services)	112	2,968
Wind River Systems, Inc.* (Software)	304	3,040
Winn-Dixie Stores, Inc.* (Food)	192	2,669
WMS Industries, Inc.* (Leisure Time)	144	4,402
Wolverine World Wide, Inc. (Apparel)	160	4,235
Woodward Governor Co. (Electronics)	176	6,208
World Fuel Services Corp. (Retail)	128	2,948
World Wrestling Entertainment, Inc. (Entertainment)	272	4,205
Worthington Industries, Inc. (Metal Fabricate/Hardware)	240	3,586
See accompanying notes to the Schedules of Portfolio Investments.

Wright Express Corp.* (Commercial Services)	144	4,257
Wright Medical Group, Inc.* (Healthcare - Products)	176	5,357
XenoPort, Inc.* (Pharmaceuticals)	80	3,879
YRC Worldwide, Inc.* (Transportation)	224	2,679
Zenith National Insurance Corp. (Insurance)	128	4,690
Zoll Medical Corp.* (Healthcare - Products)	80	2,618
Zoltek Cos., Inc.* (Chemicals)	96	1,643
Zoran Corp.* (Semiconductors)	240	1,958

TOTAL COMMON STOCKS
(Cost $2,571,478)		2,747,850

	Principal
	Amount

Repurchase Agreements (61.7%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $164,005 (Collateralized by $153,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $167,807)	$164,000	164,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $367,014 (Collateralized by $375,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $375,621)	367,000	367,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $837,027 (Collateralized by $826,000 of various U.S. Government Agency Obligations, 5.13%-5.25%, 9/11/09-10/18/16, market value $854,935)	837,000	837,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $820,021 (Collateralized by $839,000 of various U.S. Government Agency Obligations, 2.70%‡-4.38%, 12/10/08-5/13/13, market value $837,493)	820,000	820,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $30,001 (Collateralized by $200,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $196,461)	30,000	30,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,218,000)		2,218,000

TOTAL INVESTMENT SECURITIES
(Cost $4,789,478)—138.2%		4,965,850
Net other assets (liabilities)—(38.2)%		(1,372,655)

NET ASSETS—100.0%		$3,593,195

(a)	As of September 30, 2008, this investment was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 1.49% of net assets.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/19/08 (Underlying notional amount at value $204,510)	3	$(7,433)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 10/27/08	$713,512	$67,680

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.2%
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	1.1%
Auto Parts & Equipment	0.8%
Banks	4.3%
Beverages	0.2%
Biotechnology	2.3%
Building Materials	0.5%
Chemicals	1.5%
Coal	0.1%
Commercial Services	4.7%
Computers	3.1%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.1%
Electric	1.7%
Electrical Components & Equipment	0.7%
Electronics	2.1%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.6%

See accompanying notes to the Schedules of Portfolio Investments.

Hand/Machine Tools	0.2%
Healthcare - Products	4.0%
Healthcare - Services	1.4%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	2.7%
Internet	2.0%
Investment Companies	0.6%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery - Diversified	1.4%
Media	0.4%
Metal Fabricate/Hardware	0.5%
Mining	0.6%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	3.1%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	2.8%
REIT	4.9%
Real Estate	0.2%
Retail	4.2%
Savings & Loans	0.9%
Semiconductors	2.8%
Software	3.3%
Storage/Warehousing	0.1%
Telecommunications	3.3%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Water	0.5%
Other**	23.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (107.4%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $38,001 (Collateralized by $36,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $39,484)	$38,000	$38,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $40,002 (Collateralized by $41,000 of various U.S. Treasury Securities, 3.25%-3.38%, 12/31/09-3/5/10, market value $41,127)	40,000	40,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $47,001 (Collateralized by $47,000 U.S. Treasury Notes, 3.25%, 12/31/09, market value $47,775)	47,000	47,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $47,001 (Collateralized by $45,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $49,355)	47,000	47,000
UMB, 0.75%, 10/1/08, dated 9/30/08, with a repurchase price of $36,001 (Collateralized by $100,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $98,231)	36,000	36,000

TOTAL REPURCHASE AGREEMENTS
(Cost $208,000)		208,000

TOTAL INVESTMENT SECURITIES
(Cost $208,000)—107.4%		208,000
Net other assets (liabilities)—(7.4)%		(14,399)

NET ASSETS—100.0%		$193,601

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 10/27/08	$192,873	$9,451

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (98.7%)
Activision Blizzard, Inc.* (Software)	32,130	$495,766
Adobe Systems, Inc.* (Software)	14,175	559,487
Akamai Technologies, Inc.* (Internet)	4,410	76,910
Altera Corp. (Semiconductors)	11,550	238,854
Amazon.com, Inc.* (Internet)	7,665	557,705
Amgen, Inc.* (Biotechnology)	13,440	796,589
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,570	72,185
Apollo Group, Inc. - Class A* (Commercial Services)	4,410	261,513
Apple Computer, Inc.* (Computers)	33,705	3,830,910
Applied Materials, Inc. (Semiconductors)	18,900	285,957
Ascent Media Corp. - Class A* (Entertainment)	275	6,713
Autodesk, Inc.* (Software)	6,405	214,888
Baidu.com, Inc.ADR* (Internet)	735	182,449
Bed Bath & Beyond, Inc.* (Retail)	9,555	300,123
Biogen Idec, Inc.* (Biotechnology)	8,610	432,997
Broadcom Corp. - Class A* (Semiconductors)	10,920	203,440
C.H. Robinson Worldwide, Inc. (Transportation)	4,620	235,435
CA, Inc. (Software)	13,545	270,358
Cadence Design Systems, Inc.* (Computers)	7,455	50,396
Celgene Corp.* (Biotechnology)	12,285	777,395
Cephalon, Inc.* (Pharmaceuticals)	1,785	138,320
Check Point Software Technologies, Ltd.ADR* (Internet)	5,775	131,324
Cintas Corp. (Textiles)	5,040	144,698
Cisco Systems, Inc.* (Telecommunications)	57,540	1,298,102
Citrix Systems, Inc.* (Software)	5,880	148,529
Cognizant Technology Solutions Corp.* (Computers)	7,770	177,389
Comcast Corp. - Special Class A (Media)	39,270	770,870
Costco Wholesale Corp. (Retail)	6,195	402,241
Dell, Inc.* (Computers)	19,635	323,585
DENTSPLY International, Inc. (Healthcare - Products)	3,885	145,843
DIRECTV Group, Inc.* (Media)	22,050	577,048
Discovery Communications, Inc. - Class A* (Media)	3,255	46,384
Discovery Communications, Inc. - Class C* (Media)	2,759	39,067
DISH Network Corp. - Class A* (Media)	5,985	125,685
eBay, Inc.* (Internet)	26,460	592,175
Electronic Arts, Inc.* (Software)	8,715	322,368
Expedia, Inc.* (Internet)	7,665	115,818
Expeditors International of Washington, Inc. (Transportation)	5,670	197,543
Express Scripts, Inc.* (Pharmaceuticals)	5,985	441,813
Fastenal Co. (Distribution/Wholesale)	3,885	191,880
Fiserv, Inc.* (Software)	5,565	263,336
Flextronics International, Ltd.ADR* (Electronics)	24,780	175,442
FLIR Systems, Inc.* (Electronics)	3,990	153,296
Focus Media Holding, Ltd.ADR* (Advertising)	3,045	86,813
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	4,095	147,870
Garmin, Ltd.ADR* (Electronics)	5,250	178,185
Genzyme Corp.* (Biotechnology)	9,135	738,930
Gilead Sciences, Inc.* (Pharmaceuticals)	24,675	1,124,686
Google, Inc. - Class A* (Internet)	3,990	1,598,075
Hansen Natural Corp.* (Beverages)	2,520	76,230
Henry Schein, Inc.* (Healthcare - Products)	2,415	130,024
Hologic, Inc.* (Healthcare - Products)	7,350	142,075
Infosys Technologies, Ltd.ADR (Software)	3,045	101,429
Intel Corp. (Semiconductors)	53,655	1,004,958
IAC/InterActiveCorp* (Internet)	3,990	69,027
Intuit, Inc.* (Software)	11,025	348,500
Intuitive Surgical, Inc.* (Healthcare - Products)	1,050	253,029
Joy Global, Inc. (Machinery - Construction & Mining)	2,835	127,972
Juniper Networks, Inc.* (Telecommunications)	9,765	205,749
KLA-Tencor Corp. (Semiconductors)	5,775	182,779
Lam Research Corp.* (Semiconductors)	3,570	112,419
Lamar Advertising Co.* (Advertising)	1,995	61,626
Leap Wireless International, Inc.* (Telecommunications)	1,890	72,009
Level 3 Communications, Inc.* (Telecommunications)	41,475	111,983
Liberty Global, Inc. - Class A* (Media)	4,305	130,442
Liberty Media Holding Corp. - Interactive Series A* (Internet)	14,805	191,133
Linear Technology Corp. (Semiconductors)	8,085	247,886
Logitech International SAADR* (Computers)	4,725	110,187
Marvell Technology Group, Ltd.ADR* (Semiconductors)	15,750	146,475
Microchip Technology, Inc. (Semiconductors)	4,200	123,606
Microsoft Corp. (Software)	85,680	2,286,799
Millicom International Cellular SAADR (Telecommunications)	2,835	194,679
Monster Worldwide, Inc.* (Internet)	3,465	51,663
NetApp, Inc.* (Computers)	9,345	170,359
NII Holdings, Inc. - Class B* (Telecommunications)	4,410	167,227
NVIDIA Corp.* (Semiconductors)	14,910	159,686
Oracle Corp.* (Software)	58,695	1,192,095
PACCAR, Inc. (Auto Manufacturers)	11,130	425,055
Patterson Cos., Inc.* (Healthcare - Products)	3,150	95,792
Paychex, Inc. (Commercial Services)	9,345	308,665
PetSmart, Inc. (Retail)	3,465	85,620
Qualcomm, Inc. (Telecommunications)	53,970	2,319,091
Research In Motion, Ltd.ADR* (Computers)	15,435	1,054,210
Ryanair Holdings PLCADR* (Airlines)	3,150	70,655
SanDisk Corp.* (Computers)	5,670	110,849
Sears Holdings Corp.* (Retail)	3,570	333,795

See accompanying notes to the Schedules of Portfolio Investments.

Sigma-Aldrich Corp. (Chemicals)	3,255	170,627
Sirius XM Radio, Inc.* (Media)	93,765	53,446
Staples, Inc. (Retail)	13,020	292,950
Starbucks Corp.* (Retail)	27,720	412,196
Steel Dynamics, Inc. (Iron/Steel)	5,670	96,900
Stericycle, Inc.* (Environmental Control)	2,415	142,268
Sun Microsystems, Inc.* (Computers)	8,925	67,830
Symantec Corp.* (Internet)	23,940	468,745
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	17,220	788,504
VeriSign, Inc.* (Internet)	4,935	128,705
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,990	132,628
Virgin Media, Inc. (Telecommunications)	9,765	77,144
Whole Foods Market, Inc. (Food)	3,780	75,713
Wynn Resorts, Ltd. (Lodging)	3,045	248,594
Xilinx, Inc. (Semiconductors)	9,975	233,914
Yahoo!, Inc.* (Internet)	18,165	314,254

TOTAL COMMON STOCKS
(Cost $23,231,989)		37,327,581

	Principal
	Amount

Repurchase Agreements (0.9%)
Bank of America, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $28,001 (Collateralized by $27,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $29,613)	$28,000	28,000
Deutsche Bank, 1.42%, 10/1/08, dated 9/30/08, with a repurchase price of $62,002 (Collateralized by $64,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $64,106)	62,000	62,000
HSBC, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $141,004 (Collateralized by $132,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $144,774)	141,000	141,000
UBS, 0.90%, 10/1/08, dated 9/30/08, with a repurchase price of $94,002 (Collateralized by $88,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $96,516)	94,000	94,000
UMB, 0.75%, 10/1/08, dated 9/30/08, with a repurchase price of $5,000 (Collateralized by $100,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $98,231)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $330,000)		330,000

TOTAL INVESTMENT SECURITIES
(Cost $23,561,989)—99.6%		37,657,581
Net other assets (liabilities)—0.4%		144,606

NET ASSETS—100.0%		$37,802,187

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $640,700)	20	$(11,444)

ProFund VP NASDAQ-100 invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.4%
Airlines	0.2%
Auto Manufacturers	1.1%
Beverages	0.2%
Biotechnology	7.6%
Chemicals	0.5%
Commercial Services	1.5%
Computers	15.6%
Distribution/Wholesale	0.5%
Electronics	1.4%
Engineering & Construction	0.4%
Entertainment	NM
Environmental Control	0.4%
Food	0.2%
Healthcare - Products	2.1%
Internet	11.7%
Iron/Steel	0.3%
Lodging	0.7%
Machinery - Construction & Mining	0.3%
Media	4.4%
Pharmaceuticals	6.9%
Retail	4.9%
Semiconductors	7.8%
Software	16.5%
Telecommunications	11.6%
Textiles	0.4%
Transportation	1.1%
Other**	1.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (101.8%)
3M Co. (Miscellaneous Manufacturing)	1,146	$78,283
Abbott Laboratories (Pharmaceuticals)	4,584	263,947
Advanced Micro Devices, Inc.* (Semiconductors)	2,674	14,039
Aetna, Inc. (Healthcare - Services)	1,146	41,382
Affiliated Computer Services, Inc. - Class A* (Computers)	191	9,670
AFLAC, Inc. (Insurance)	955	56,106
Agilent Technologies, Inc.* (Electronics)	1,528	45,320
Air Products & Chemicals, Inc. (Chemicals)	764	52,326
AK Steel Holding Corp. (Iron/Steel)	382	9,901
Alcoa, Inc. (Mining)	4,775	107,819
Allegheny Energy, Inc. (Electric)	764	28,092
Allegheny Technologies, Inc. (Iron/Steel)	382	11,288
Allergan, Inc. (Pharmaceuticals)	573	29,510
Allied Waste Industries, Inc.* (Environmental Control)	2,101	23,342
Allstate Corp. (Insurance)	3,247	149,752
Altera Corp. (Semiconductors)	764	15,800
Altria Group, Inc. (Agriculture)	12,415	246,314
Ameren Corp. (Electric)	1,337	52,183
American Capital, Ltd. (Investment Companies)	1,146	29,234
American Electric Power, Inc. (Electric)	2,483	92,070
American International Group, Inc. (Insurance)	8,404	27,985
American Tower Corp.* (Telecommunications)	1,719	61,832
Ameriprise Financial, Inc. (Diversified Financial Services)	1,337	51,073
AmerisourceBergen Corp. (Pharmaceuticals)	955	35,956
Anadarko Petroleum Corp. (Oil & Gas)	1,528	74,123
Analog Devices, Inc. (Semiconductors)	955	25,164
AON Corp. (Insurance)	955	42,937
Apartment Investment and Management Co. - Class A (REIT)	573	20,066
Applied Biosystems, Inc. (Electronics)	382	13,084
Applied Materials, Inc. (Semiconductors)	5,157	78,025
Archer-Daniels-Midland Co. (Agriculture)	2,101	46,033
Ashland, Inc. (Chemicals)	382	11,170
Assurant, Inc. (Insurance)	573	31,515
AT&T, Inc. (Telecommunications)	35,335	986,553
Automatic Data Processing, Inc. (Software)	1,528	65,322
AutoNation, Inc.* (Retail)	764	8,587
Avalonbay Communities, Inc. (REIT)	382	37,596
Avery Dennison Corp. (Household Products/Wares)	573	25,487
Bank of America Corp. (Banks)	27,122	949,270
Bank of New York Mellon Corp. (Banks)	6,876	224,020
Baxter International, Inc. (Healthcare - Products)	1,528	100,283
BB&T Corp. (Banks)	3,247	122,737
Bemis Co., Inc. (Packaging & Containers)	573	14,967
Big Lots, Inc.* (Retail)	573	15,947
Boeing Co. (Aerospace/Defense)	2,292	131,446
Boston Properties, Inc. (REIT)	764	71,556
Boston Scientific Corp.* (Healthcare - Products)	3,247	39,841
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,842	246,906
Broadcom Corp. - Class A* (Semiconductors)	1,528	28,467
Brown-Forman Corp. (Beverages)	191	13,716
Burlington Northern Santa Fe Corp. (Transportation)	955	88,271
CA, Inc. (Software)	1,528	30,499
Capital One Financial Corp. (Diversified Financial Services)	2,292	116,892
Cardinal Health, Inc. (Pharmaceuticals)	2,101	103,537
Carnival Corp. - Class AADR (Leisure Time)	2,674	94,526
CBS Corp. - Class B (Media)	4,011	58,480
CenterPoint Energy, Inc. (Electric)	1,910	27,829
Centex Corp. (Home Builders)	764	12,377
CenturyTel, Inc. (Telecommunications)	573	21,000
ChevronTexaco Corp. (Oil & Gas)	5,348	441,103
Chubb Corp. (Insurance)	2,101	115,345
Ciena Corp.* (Telecommunications)	573	5,776
CIGNA Corp. (Insurance)	764	25,961
Cincinnati Financial Corp. (Insurance)	955	27,160
Cintas Corp. (Textiles)	382	10,967
CIT Group, Inc. (Diversified Financial Services)	1,719	11,964
Citigroup, Inc. (Diversified Financial Services)	32,470	665,960
CMS Energy Corp. (Electric)	1,337	16,672
Coca-Cola Co. (Beverages)	4,966	262,602
Coca-Cola Enterprises, Inc. (Beverages)	1,719	28,828
Comcast Corp. - Special Class A (Media)	17,572	344,938
Comerica, Inc. (Banks)	955	31,314
Computer Sciences Corp.* (Computers)	955	38,324
Compuware Corp.* (Software)	764	7,403
ConAgra Foods, Inc. (Food)	2,674	52,036
Consolidated Edison, Inc. (Electric)	1,528	65,643
Constellation Brands, Inc.* (Beverages)	573	12,297
Convergys Corp.* (Commercial Services)	764	11,292
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	573	22,891
Corning, Inc. (Telecommunications)	6,876	107,541
Costco Wholesale Corp. (Retail)	1,337	86,811
Covidien, Ltd.ADR (Healthcare - Products)	3,056	164,291
CSX Corp. (Transportation)	2,483	135,497
CVS Corp. (Retail)	3,056	102,865

See accompanying notes to the Schedules of Portfolio Investments.

D.R. Horton, Inc. (Home Builders)	1,719	22,381
Dean Foods Co.* (Food)	955	22,309
Deere & Co. (Machinery - Diversified)	955	47,273
Developers Diversified Realty Corp. (REIT)	764	24,211
Dillards, Inc. - Class A (Retail)	382	4,508
DIRECTV Group, Inc.* (Media)	2,483	64,980
Discover Financial Services (Diversified Financial Services)	1,337	18,477
Dominion Resources, Inc. (Electric)	3,438	147,078
Dover Corp. (Miscellaneous Manufacturing)	1,146	46,470
DTE Energy Co. (Electric)	955	38,152
Duke Energy Corp. (Electric)	7,449	129,836
Dynegy, Inc. - Class A* (Electric)	2,865	10,257
E* TRADE Financial Corp.* (Diversified Financial Services)	3,247	9,092
E.I. du Pont de Nemours & Co. (Chemicals)	5,348	215,524
Eastman Chemical Co. (Chemicals)	191	10,457
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,719	26,438
Eaton Corp. (Miscellaneous Manufacturing)	573	32,191
Edison International (Electric)	1,910	76,209
El Paso Corp. (Pipelines)	4,202	53,618
Eli Lilly & Co. (Pharmaceuticals)	3,820	168,195
Embarq Corp. (Telecommunications)	955	38,725
EMC Corp.* (Computers)	6,494	77,668
Emerson Electric Co. (Electrical Components & Equipment)	2,483	101,282
Ensco International, Inc. (Oil & Gas)	382	22,015
Entergy Corp. (Electric)	1,146	102,005
Equity Residential Properties Trust (REIT)	1,528	67,858
Exelon Corp. (Electric)	3,820	239,208
Family Dollar Stores, Inc. (Retail)	382	9,053
FedEx Corp. (Transportation)	764	60,387
Fidelity National Information Services, Inc. (Software)	382	7,052
Fifth Third Bancorp (Banks)	3,438	40,912
First Horizon National Corp. (Banks)	1,146	10,887
FirstEnergy Corp. (Electric)	1,910	127,951
Fluor Corp. (Engineering & Construction)	573	31,916
Ford Motor Co.* (Auto Manufacturers)	13,370	69,524
Fortune Brands, Inc. (Household Products/Wares)	382	21,912
FPL Group, Inc. (Electric)	2,483	124,895
Frontier Communications Corp. (Telecommunications)	1,910	21,965
Gannett Co., Inc. (Media)	1,337	22,609
General Electric Co. (Miscellaneous Manufacturing)	59,401	1,514,725
General Growth Properties, Inc. (REIT)	1,528	23,073
General Mills, Inc. (Food)	1,146	78,753
General Motors Corp. (Auto Manufacturers)	3,438	32,489
Genuine Parts Co. (Distribution/Wholesale)	955	38,401
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,483	21,379
Goodrich Corp. (Aerospace/Defense)	382	15,891
Hartford Financial Services Group, Inc. (Insurance)	1,910	78,291
Hasbro, Inc. (Toys/Games/Hobbies)	764	26,526
HCP, Inc. (REIT)	1,528	61,319
Heinz (H.J.) Co. (Food)	1,910	95,328
Hercules, Inc. (Chemicals)	382	7,560
Hess Corp. (Oil & Gas)	764	62,709
Hewlett-Packard Co. (Computers)	7,831	362,105
Home Depot, Inc. (Retail)	4,966	128,570
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,865	119,041
Host Marriott Corp. (REIT)	3,056	40,614
Hudson City Bancorp, Inc. (Savings & Loans)	1,528	28,192
Humana, Inc.* (Healthcare - Services)	382	15,738
Huntington Bancshares, Inc. (Banks)	2,101	16,787
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,146	50,940
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,146	35,721
Integrys Energy Group, Inc. (Electric)	382	19,077
Intel Corp. (Semiconductors)	14,707	275,462
International Business Machines Corp. (Computers)	2,292	268,072
International Flavors & Fragrances, Inc. (Chemicals)	191	7,537
International Paper Co. (Forest Products & Paper)	2,483	65,005
Interpublic Group of Cos., Inc.* (Advertising)	2,865	22,204
Invesco, Ltd.ADR (Diversified Financial Services)	1,719	36,065
J.C. Penney Co., Inc. (Retail)	1,337	44,576
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,965	1,025,765
Jabil Circuit, Inc. (Electronics)	1,337	12,755
Janus Capital Group, Inc. (Diversified Financial Services)	573	13,912
JDS Uniphase Corp.* (Telecommunications)	1,146	9,695
Johnson Controls, Inc. (Auto Parts & Equipment)	1,719	52,137
Jones Apparel Group, Inc. (Apparel)	573	10,606
Juniper Networks, Inc.* (Telecommunications)	1,528	32,195
KB Home (Home Builders)	382	7,518
KeyCorp (Banks)	2,865	34,208
Kimberly-Clark Corp. (Household Products/Wares)	1,337	86,691
Kimco Realty Corp. (REIT)	1,528	56,444
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,528	14,638
KLA-Tencor Corp. (Semiconductors)	573	18,135
Kraft Foods, Inc. (Food)	8,977	293,997
Kroger Co. (Food)	4,011	110,222
Legg Mason, Inc. (Diversified Financial Services)	382	14,539
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	955	20,809
Lennar Corp. - Class A (Home Builders)	764	11,605
Limited, Inc. (Retail)	1,719	29,773

See accompanying notes to the Schedules of Portfolio Investments.

Lincoln National Corp. (Insurance)	1,528	65,414
Linear Technology Corp. (Semiconductors)	573	17,568
Liz Claiborne, Inc. (Apparel)	573	9,414
Loews Corp. (Insurance)	2,101	82,968
Lorillard, Inc. (Agriculture)	573	40,769
LSI Logic Corp.* (Semiconductors)	3,820	20,475
M&T Bank Corp. (Banks)	382	34,094
Macy’s, Inc. (Retail)	2,483	44,644
Manitowoc Co. (Machinery - Diversified)	191	2,970
Marathon Oil Corp. (Oil & Gas)	1,719	68,537
Marriott International, Inc. - Class A (Lodging)	764	19,933
Marsh & McLennan Cos., Inc. (Insurance)	3,056	97,059
Marshall & Ilsley Corp. (Banks)	1,528	30,789
Masco Corp. (Building Materials)	2,101	37,692
Massey Energy Co. (Coal)	573	20,439
Mattel, Inc. (Toys/Games/Hobbies)	2,101	37,902
MBIA, Inc. (Insurance)	1,337	15,910
McCormick & Co., Inc. (Food)	382	14,688
McDonald’s Corp. (Retail)	3,438	212,125
McKesson Corp. (Commercial Services)	1,719	92,499
MeadWestvaco Corp. (Forest Products & Paper)	955	22,261
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,719	77,355
Merck & Co., Inc. (Pharmaceuticals)	8,404	265,230
Merrill Lynch & Co., Inc. (Diversified Financial Services)	9,168	231,950
MetLife, Inc. (Insurance)	4,202	235,312
MGIC Investment Corp. (Insurance)	382	2,685
Microchip Technology, Inc. (Semiconductors)	1,146	33,727
Micron Technology, Inc.* (Semiconductors)	4,584	18,565
Millipore Corp.* (Biotechnology)	191	13,141
Molex, Inc. (Electrical Components & Equipment)	764	17,152
Molson Coors Brewing Co. - Class B (Beverages)	764	35,717
Monsanto Co. (Agriculture)	1,528	151,241
Monster Worldwide, Inc.* (Internet)	573	8,543
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,685	153,755
Mylan Laboratories, Inc.* (Pharmaceuticals)	573	6,544
Nabors Industries, Ltd.ADR* (Oil & Gas)	382	9,519
National City Corp. (Banks)	4,584	8,022
National-Oilwell Varco, Inc.* (Oil & Gas Services)	955	47,970
Newell Rubbermaid, Inc. (Housewares)	1,719	29,670
Newmont Mining Corp. (Mining)	1,337	51,822
News Corp. - Class A (Media)	7,067	84,733
Nicor, Inc. (Gas)	191	8,471
NiSource, Inc. (Electric)	1,719	25,372
Noble Corp.ADR (Oil & Gas)	764	33,540
Noble Energy, Inc. (Oil & Gas)	573	31,853
Nordstrom, Inc. (Retail)	382	11,009
Norfolk Southern Corp. (Transportation)	2,292	151,753
Northern Trust Corp. (Banks)	573	41,371
Northrop Grumman Corp. (Aerospace/Defense)	2,101	127,195
Novell, Inc.* (Software)	1,337	6,872
Novellus Systems, Inc.* (Semiconductors)	382	7,502
Occidental Petroleum Corp. (Oil & Gas)	1,910	134,559
Office Depot, Inc.* (Retail)	1,719	10,005
PACCAR, Inc. (Auto Manufacturers)	764	29,177
Pall Corp. (Miscellaneous Manufacturing)	382	13,137
Parker Hannifin Corp. (Miscellaneous Manufacturing)	382	20,246
Paychex, Inc. (Commercial Services)	573	18,926
Peabody Energy Corp. (Coal)	764	34,380
Pepco Holdings, Inc. (Electric)	1,146	26,255
PerkinElmer, Inc. (Electronics)	573	14,308
Pfizer, Inc. (Pharmaceuticals)	40,301	743,150
PG&E Corp. (Electric)	2,101	78,682
Philip Morris International, Inc. (Commercial Services)	8,022	385,858
Pinnacle West Capital Corp. (Electric)	573	19,717
Plum Creek Timber Co., Inc. (Forest Products & Paper)	573	28,570
PNC Financial Services Group (Banks)	2,101	156,945
PPG Industries, Inc. (Chemicals)	955	55,696
PPL Corp. (Electric)	2,292	84,850
Praxair, Inc. (Chemicals)	573	41,107
Precision Castparts Corp. (Metal Fabricate/Hardware)	382	30,094
Principal Financial Group, Inc. (Insurance)	955	41,533
Procter & Gamble Co. (Cosmetics/Personal Care)	5,730	399,324
Progress Energy, Inc. (Electric)	1,528	65,903
ProLogis (REIT)	955	39,413
Prudential Financial, Inc. (Insurance)	1,528	110,016
Public Service Enterprise Group, Inc. (Electric)	3,056	100,206
Public Storage, Inc. (REIT)	764	75,644
Pulte Homes, Inc. (Home Builders)	573	8,005
Qwest Communications International, Inc. (Telecommunications)	8,977	28,996
R.R. Donnelley & Sons Co. (Commercial Services)	1,337	32,797
RadioShack Corp. (Retail)	382	6,601
Range Resources Corp. (Oil & Gas)	382	16,376
Raytheon Co. (Aerospace/Defense)	2,483	132,865
Regions Financial Corp. (Banks)	4,202	40,339
Reynolds American, Inc. (Agriculture)	955	46,432
Robert Half International, Inc. (Commercial Services)	573	14,182
Rohm & Haas Co. (Chemicals)	764	53,480
Rowan Cos., Inc. (Oil & Gas)	764	23,340
Ryder System, Inc. (Transportation)	382	23,684
Safeway, Inc. (Food)	2,674	63,427
Sara Lee Corp. (Food)	4,202	53,071

See accompanying notes to the Schedules of Portfolio Investments.

Schering-Plough Corp. (Pharmaceuticals)	6,494	119,944
Scripps Networks Interactive - Class A (Entertainment)	382	13,870
Sealed Air Corp. (Packaging & Containers)	955	21,000
Sempra Energy (Gas)	1,528	77,118
Sherwin-Williams Co. (Chemicals)	191	10,918
Simon Property Group, Inc. (REIT)	1,337	129,689
Snap-on, Inc. (Hand/Machine Tools)	382	20,116
Southern Co. (Electric)	4,584	172,771
Southwest Airlines Co. (Airlines)	4,393	63,742
Sovereign Bancorp, Inc. (Savings & Loans)	2,865	11,317
Spectra Energy Corp. (Pipelines)	3,820	90,916
Sprint Nextel Corp. (Telecommunications)	16,999	103,694
Staples, Inc. (Retail)	1,337	30,083
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	573	16,124
State Street Corp. (Banks)	1,337	76,049
Sun Microsystems, Inc.* (Computers)	4,584	34,838
SunTrust Banks, Inc. (Banks)	2,101	94,524
SuperValu, Inc. (Food)	1,337	29,013
Sysco Corp. (Food)	1,337	41,220
T. Rowe Price Group, Inc. (Diversified Financial Services)	573	30,776
Target Corp. (Retail)	1,910	93,685
TECO Energy, Inc. (Electric)	1,337	21,031
Tellabs, Inc.* (Telecommunications)	2,292	9,306
Tenet Healthcare Corp.* (Healthcare - Services)	2,865	15,901
Teradata Corp.* (Computers)	573	11,174
Teradyne, Inc.* (Semiconductors)	955	7,459
Tesoro Petroleum Corp. (Oil & Gas)	382	6,299
Texas Instruments, Inc. (Semiconductors)	3,247	69,810
Textron, Inc. (Miscellaneous Manufacturing)	955	27,962
The Charles Schwab Corp. (Diversified Financial Services)	3,247	84,422
The Dow Chemical Co. (Chemicals)	5,539	176,029
The Gap, Inc. (Retail)	1,146	20,376
The Goldman Sachs Group, Inc. (Diversified Financial Services)	764	97,792
The New York Times Co. - Class A (Media)	764	10,918
The Stanley Works (Hand/Machine Tools)	382	15,945
The Travelers Companies, Inc. (Insurance)	3,629	164,031
The Williams Cos., Inc. (Pipelines)	3,438	81,309
Thermo Electron Corp.* (Electronics)	1,337	73,535
Tiffany & Co. (Retail)	382	13,569
Time Warner, Inc. (Media)	21,392	280,449
Torchmark Corp. (Insurance)	191	11,422
Tyco Electronics, Ltd.ADR (Electronics)	2,865	79,246
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,865	100,332
Tyson Foods, Inc. - Class A (Food)	1,719	20,525
U.S. Bancorp (Banks)	10,314	371,510
Union Pacific Corp. (Transportation)	3,056	217,465
Unisys Corp.* (Computers)	2,101	5,778
United Parcel Service, Inc. - Class B (Transportation)	2,483	156,156
United Technologies Corp. (Aerospace/Defense)	2,101	126,186
UnumProvident Corp. (Insurance)	2,101	52,735
V. F. Corp. (Apparel)	573	44,299
VeriSign, Inc.* (Internet)	573	14,944
Verizon Communications, Inc. (Telecommunications)	16,999	545,498
Viacom, Inc. - Class B* (Media)	2,292	56,933
Vornado Realty Trust (REIT)	764	69,486
Vulcan Materials Co. (Building Materials)	382	28,459
W.W. Grainger, Inc. (Distribution/Wholesale)	191	16,611
Wachovia Corp. (Banks)	12,797	44,790
Wal-Mart Stores, Inc. (Retail)	5,921	354,609
Walgreen Co. (Retail)	1,910	59,134
Walt Disney Co. (Media)	6,494	199,301
Washington Post Co. - Class B (Media)	191	106,341
Waste Management, Inc. (Environmental Control)	2,865	90,219
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	382	10,887
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,528	38,414
WellPoint, Inc.* (Healthcare - Services)	1,719	80,398
Wells Fargo & Co. (Banks)	19,673	738,328
Weyerhaeuser Co. (Forest Products & Paper)	1,337	80,995
Whirlpool Corp. (Home Furnishings)	382	30,289
Whole Foods Market, Inc. (Food)	382	7,651
Windstream Corp. (Telecommunications)	2,674	29,254
Wyeth (Pharmaceuticals)	2,483	91,722
Wyndham Worldwide Corp. (Lodging)	1,146	18,004
Xcel Energy, Inc. (Electric)	2,483	49,635
Xerox Corp. (Office/Business Equipment)	1,719	19,820
Xilinx, Inc. (Semiconductors)	764	17,916
XL Capital, Ltd. - Class AADR (Insurance)	1,719	30,839
Zions Bancorp (Banks)	764	29,567

TOTAL COMMON STOCKS
(Cost $25,340,197)		28,851,667

TOTAL INVESTMENT SECURITIES
(Cost $25,340,197)—101.8%		28,851,667
Net other assets (liabilities)—(1.8)%		(518,344)

NET ASSETS—100.0%		$28,333,323

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.9%
Airlines	0.2%
Apparel	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	10.8%
Beverages	1.2%
Biotechnology	NM
Building Materials	0.2%
Chemicals	2.1%
Coal	0.2%
Commercial Services	2.0%
Computers	2.7%
Cosmetics/Personal Care	1.4%
Distribution/Wholesale	0.2%
Diversified Financial Services	9.1%
Electric	7.0%
Electrical Components & Equipment	0.5%
Electronics	0.9%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.4%
Food	3.1%
Forest Products & Paper	0.7%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	1.1%
Healthcare - Services	0.6%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	5.1%
Internet	0.1%
Investment Companies	0.1%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.3%
Machinery - Diversified	0.2%
Media	4.3%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	7.5%
Office/Business Equipment	0.1%
Oil & Gas	3.3%
Oil & Gas Services	0.3%
Packaging & Containers	0.2%
Pharmaceuticals	7.6%
Pipelines	0.8%
REIT	2.5%
Retail	4.6%
Savings & Loans	0.1%
Semiconductors	2.5%
Software	0.3%
Telecommunications	7.0%
Textiles	NM
Toys/Games/Hobbies	0.2%
Transportation	3.0%
Other**	(1.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (100.3%)
3M Co. (Miscellaneous Manufacturing)	3,822	$261,081
Abbott Laboratories (Pharmaceuticals)	5,880	338,570
Abercrombie & Fitch Co. - Class A (Retail)	588	23,197
Adobe Systems, Inc.* (Software)	4,116	162,458
Advanced Micro Devices, Inc.* (Semiconductors)	1,176	6,174
Aetna, Inc. (Healthcare - Services)	2,058	74,314
Affiliated Computer Services, Inc. - Class A* (Computers)	588	29,770
AFLAC, Inc. (Insurance)	2,352	138,180
Agilent Technologies, Inc.* (Electronics)	882	26,160
Air Products & Chemicals, Inc. (Chemicals)	588	40,272
AK Steel Holding Corp. (Iron/Steel)	294	7,620
Akamai Technologies, Inc.* (Internet)	1,176	20,509
Allegheny Energy, Inc. (Electric)	294	10,810
Allegheny Technologies, Inc. (Iron/Steel)	294	8,688
Allergan, Inc. (Pharmaceuticals)	1,470	75,705
Altera Corp. (Semiconductors)	1,470	30,400
Amazon.com, Inc.* (Internet)	2,352	171,131
American Express Co. (Diversified Financial Services)	8,820	312,493
American International Group, Inc. (Insurance)	9,996	33,287
American Tower Corp.* (Telecommunications)	882	31,726
Amgen, Inc.* (Biotechnology)	8,526	505,336
Amphenol Corp. - Class A (Electronics)	1,470	59,006
Anadarko Petroleum Corp. (Oil & Gas)	1,764	85,572
Analog Devices, Inc. (Semiconductors)	882	23,241
Anheuser-Busch Cos., Inc. (Beverages)	5,586	362,420
AON Corp. (Insurance)	882	39,655
Apache Corp. (Oil & Gas)	2,646	275,925
Apollo Group, Inc. - Class A* (Commercial Services)	882	52,303
Apple Computer, Inc.* (Computers)	6,762	768,569
Applied Biosystems, Inc. (Electronics)	882	30,208
Applied Materials, Inc. (Semiconductors)	3,528	53,379
Archer-Daniels-Midland Co. (Agriculture)	2,058	45,091
Autodesk, Inc.* (Software)	1,764	59,182
Automatic Data Processing, Inc. (Software)	2,058	87,979
AutoZone, Inc.* (Retail)	294	36,262
Avon Products, Inc. (Cosmetics/Personal Care)	3,234	134,437
Baker Hughes, Inc. (Oil & Gas Services)	2,352	142,390
Ball Corp. (Packaging & Containers)	882	34,830
Bard (C.R.), Inc. (Healthcare - Products)	882	83,675
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	882	57,595
Baxter International, Inc. (Healthcare - Products)	2,940	192,952
Becton, Dickinson & Co. (Healthcare - Products)	1,764	141,579
Bed Bath & Beyond, Inc.* (Retail)	2,058	64,642
Best Buy Co., Inc. (Retail)	2,646	99,225
Biogen Idec, Inc.* (Biotechnology)	2,352	118,282
BJ Services Co. (Oil & Gas Services)	2,352	44,994
Black & Decker Corp. (Hand/Machine Tools)	588	35,721
BMC Software, Inc.* (Software)	1,470	42,086
Boeing Co. (Aerospace/Defense)	2,646	151,748
Boston Scientific Corp.* (Healthcare - Products)	6,174	75,755
Broadcom Corp. - Class A* (Semiconductors)	1,470	27,386
Brown-Forman Corp. (Beverages)	294	21,112
Burlington Northern Santa Fe Corp. (Transportation)	1,176	108,698
C.H. Robinson Worldwide, Inc. (Transportation)	1,176	59,929
CA, Inc. (Software)	1,176	23,473
Cabot Oil & Gas Corp. (Oil & Gas)	882	31,875
Cameron International Corp.* (Oil & Gas Services)	1,764	67,985
Campbell Soup Co. (Food)	1,764	68,090
Caterpillar, Inc. (Machinery - Construction & Mining)	4,704	280,358
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,470	19,654
Celgene Corp.* (Biotechnology)	3,234	204,647
CF Industries Holdings, Inc. (Chemicals)	294	26,889
Chesapeake Energy Corp. (Oil & Gas)	4,116	147,600
ChevronTexaco Corp. (Oil & Gas)	9,114	751,723
CIGNA Corp. (Insurance)	1,176	39,960
Cintas Corp. (Textiles)	588	16,881
Cisco Systems, Inc.* (Telecommunications)	45,570	1,028,059
Citrix Systems, Inc.* (Software)	1,470	37,132
Clorox Co. (Household Products/Wares)	1,176	73,723
CME Group, Inc. (Diversified Financial Services)	588	218,448
Coach, Inc.* (Apparel)	2,646	66,256
Coca-Cola Co. (Beverages)	8,820	466,402
Cognizant Technology Solutions Corp.* (Computers)	2,352	53,696
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,822	287,988
Compuware Corp.* (Software)	882	8,547
ConocoPhillips (Oil & Gas)	12,054	882,955
CONSOL Energy, Inc. (Coal)	1,470	67,458
Constellation Brands, Inc.* (Beverages)	588	12,618
Constellation Energy Group, Inc. (Electric)	1,470	35,721
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	588	23,491
Corning, Inc. (Telecommunications)	3,234	50,580
Costco Wholesale Corp. (Retail)	1,470	95,447
Coventry Health Care, Inc.* (Healthcare - Services)	1,176	38,279

See accompanying notes to the Schedules of Portfolio Investments.

Cummins, Inc. (Machinery - Diversified)	1,470	64,268
CVS Corp. (Retail)	7,056	237,505
Danaher Corp. (Miscellaneous Manufacturing)	2,058	142,825
Darden Restaurants, Inc. (Retail)	1,176	33,669
DaVita, Inc.* (Healthcare - Services)	882	50,283
Deere & Co. (Machinery - Diversified)	2,058	101,871
Dell, Inc.* (Computers)	15,582	256,791
Devon Energy Corp. (Oil & Gas)	3,528	321,754
DIRECTV Group, Inc.* (Media)	2,058	53,858
Discover Financial Services (Diversified Financial Services)	2,058	28,442
Eastman Chemical Co. (Chemicals)	294	16,096
Eaton Corp. (Miscellaneous Manufacturing)	588	33,034
eBay, Inc.* (Internet)	8,526	190,812
Ecolab, Inc. (Chemicals)	1,470	71,324
Electronic Arts, Inc.* (Software)	2,352	87,000
Eli Lilly & Co. (Pharmaceuticals)	2,646	116,503
EMC Corp.* (Computers)	7,644	91,422
Emerson Electric Co. (Electrical Components & Equipment)	2,940	119,923
Ensco International, Inc. (Oil & Gas)	588	33,886
EOG Resources, Inc. (Oil & Gas)	2,058	184,109
Equifax, Inc. (Commercial Services)	882	30,385
Expedia, Inc.* (Internet)	1,470	22,212
Expeditors International of Washington, Inc. (Transportation)	1,764	61,458
Express Scripts, Inc.* (Pharmaceuticals)	2,058	151,922
Exxon Mobil Corp. (Oil & Gas)	40,866	3,173,654
Family Dollar Stores, Inc. (Retail)	588	13,936
Fastenal Co. (Distribution/Wholesale)	882	43,562
Federated Investors, Inc. - Class B (Diversified Financial Services)	588	16,952
FedEx Corp. (Transportation)	1,470	116,189
Fidelity National Information Services, Inc. (Software)	588	10,854
Fiserv, Inc.* (Software)	1,176	55,648
Fluor Corp. (Engineering & Construction)	588	32,752
Forest Laboratories, Inc.* (Pharmaceuticals)	2,352	66,515
Fortune Brands, Inc. (Household Products/Wares)	588	33,728
Franklin Resources, Inc. (Diversified Financial Services)	1,176	103,641
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,940	167,139
GameStop Corp. - Class A* (Retail)	1,176	40,231
General Dynamics Corp. (Aerospace/Defense)	2,940	216,443
General Mills, Inc. (Food)	1,176	80,815
Genzyme Corp.* (Biotechnology)	2,058	166,472
Gilead Sciences, Inc.* (Pharmaceuticals)	7,056	321,612
Goodrich Corp. (Aerospace/Defense)	294	12,230
Google, Inc. - Class A* (Internet)	1,764	706,517
H & R Block, Inc. (Commercial Services)	2,646	59,667
Halliburton Co. (Oil & Gas Services)	6,762	219,021
Harley-Davidson, Inc. (Leisure Time)	1,764	65,797
Harman International Industries, Inc. (Home Furnishings)	588	20,033
Harris Corp. (Telecommunications)	1,176	54,331
Hercules, Inc. (Chemicals)	294	5,818
Hess Corp. (Oil & Gas)	1,176	96,526
Hewlett-Packard Co. (Computers)	8,820	407,837
Home Depot, Inc. (Retail)	6,762	175,068
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,058	85,510
Hospira, Inc.* (Pharmaceuticals)	1,176	44,923
Hudson City Bancorp, Inc. (Savings & Loans)	2,058	37,970
Humana, Inc.* (Healthcare - Services)	882	36,338
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,764	78,410
IMS Health, Inc. (Software)	1,470	27,798
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	882	27,492
Intel Corp. (Semiconductors)	25,284	473,569
IntercontinentalExchange, Inc.* (Diversified Financial Services)	588	47,440
International Business Machines Corp. (Computers)	7,644	894,042
International Flavors & Fragrances, Inc. (Chemicals)	294	11,601
International Game Technology (Entertainment)	2,352	40,407
Intuit, Inc.* (Software)	2,352	74,347
Intuitive Surgical, Inc.* (Healthcare - Products)	294	70,848
Invesco, Ltd.ADR (Diversified Financial Services)	882	18,504
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,470	81,747
Jacobs Engineering Group, Inc.* (Engineering & Construction)	882	47,901
Janus Capital Group, Inc. (Diversified Financial Services)	588	14,277
JDS Uniphase Corp.* (Telecommunications)	294	2,487
Johnson & Johnson (Healthcare - Products)	21,756	1,507,256
Johnson Controls, Inc. (Auto Parts & Equipment)	2,352	71,336
Juniper Networks, Inc.* (Telecommunications)	2,058	43,362
Kellogg Co. (Food)	2,058	115,454
Kimberly-Clark Corp. (Household Products/Wares)	1,470	95,315
KLA-Tencor Corp. (Semiconductors)	588	18,610
Kohls Corp.* (Retail)	2,352	108,380
L-3 Communications Holdings, Inc. (Aerospace/Defense)	882	86,718
Laboratory Corp. of America Holdings* (Healthcare - Services)	882	61,299
Legg Mason, Inc. (Diversified Financial Services)	588	22,379
Leucadia National Corp. (Holding Companies - Diversified)	1,470	66,797
Lexmark International, Inc. - Class A* (Computers)	588	19,151
Linear Technology Corp. (Semiconductors)	882	27,042

See accompanying notes to the Schedules of Portfolio Investments.

Lockheed Martin Corp. (Aerospace/Defense)	2,646	290,187
Lorillard, Inc. (Agriculture)	588	41,836
Lowe’s Cos., Inc. (Retail)	11,172	264,665
Manitowoc Co. (Machinery - Diversified)	588	9,143
Marathon Oil Corp. (Oil & Gas)	3,234	128,940
Marriott International, Inc. - Class A (Lodging)	1,470	38,352
MasterCard, Inc. - Class A (Software)	588	104,270
McCormick & Co., Inc. (Food)	588	22,609
McDonald’s Corp. (Retail)	4,410	272,097
McGraw-Hill Cos., Inc. (Media)	2,352	74,347
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,764	79,380
Medtronic, Inc. (Healthcare - Products)	8,820	441,882
MEMC Electronic Materials, Inc.* (Semiconductors)	1,764	49,851
Merck & Co., Inc. (Pharmaceuticals)	5,586	176,294
Meredith Corp. (Media)	294	8,247
MGIC Investment Corp. (Insurance)	588	4,134
Microsoft Corp. (Software)	61,740	1,647,841
Millipore Corp.* (Biotechnology)	294	20,227
Monsanto Co. (Agriculture)	2,058	203,701
Monster Worldwide, Inc.* (Internet)	294	4,384
Moody’s Corp. (Commercial Services)	1,470	49,980
Motorola, Inc. (Telecommunications)	17,346	123,850
Murphy Oil Corp. (Oil & Gas)	1,470	94,286
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,470	16,787
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,470	36,632
National Semiconductor Corp. (Semiconductors)	1,764	30,358
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,058	103,373
NetApp, Inc.* (Computers)	2,646	48,237
Newmont Mining Corp. (Mining)	1,764	68,373
News Corp. - Class A (Media)	8,526	102,227
NIKE, Inc. - Class B (Apparel)	2,940	196,686
Noble Corp.ADR (Oil & Gas)	1,176	51,626
Noble Energy, Inc. (Oil & Gas)	588	32,687
Nordstrom, Inc. (Retail)	882	25,419
Northern Trust Corp. (Banks)	588	42,454
Novell, Inc.* (Software)	882	4,533
Novellus Systems, Inc.* (Semiconductors)	294	5,774
Nucor Corp. (Iron/Steel)	2,352	92,904
NVIDIA Corp.* (Semiconductors)	4,410	47,231
NYSE Euronext (Diversified Financial Services)	2,058	80,632
Occidental Petroleum Corp. (Oil & Gas)	3,822	269,260
Omnicom Group, Inc. (Advertising)	2,352	90,693
Oracle Corp.* (Software)	30,576	620,999
PACCAR, Inc. (Auto Manufacturers)	1,764	67,367
Pactiv Corp.* (Packaging & Containers)	882	21,900
Pall Corp. (Miscellaneous Manufacturing)	588	20,221
Parker Hannifin Corp. (Miscellaneous Manufacturing)	882	46,746
Patterson Cos., Inc.* (Healthcare - Products)	882	26,822
Paychex, Inc. (Commercial Services)	1,470	48,554
Peabody Energy Corp. (Coal)	1,176	52,920
PepsiCo, Inc. (Beverages)	12,348	880,042
PerkinElmer, Inc. (Electronics)	294	7,341
Philip Morris International, Inc. (Commercial Services)	5,880	282,828
Pioneer Natural Resources Co. (Oil & Gas)	882	46,111
Pitney Bowes, Inc. (Office/Business Equipment)	1,470	48,892
Plum Creek Timber Co., Inc. (Forest Products & Paper)	588	29,318
Polo Ralph Lauren Corp. (Apparel)	588	39,184
Praxair, Inc. (Chemicals)	1,764	126,549
Precision Castparts Corp. (Metal Fabricate/Hardware)	588	46,323
Principal Financial Group, Inc. (Insurance)	882	38,358
Procter & Gamble Co. (Cosmetics/Personal Care)	16,170	1,126,887
Progressive Corp. (Insurance)	5,292	92,081
ProLogis (REIT)	882	36,400
Prudential Financial, Inc. (Insurance)	1,470	105,840
Pulte Homes, Inc. (Home Builders)	882	12,322
QLogic Corp.* (Semiconductors)	882	13,548
Qualcomm, Inc. (Telecommunications)	12,642	543,227
Quest Diagnostics, Inc. (Healthcare - Services)	1,176	60,764
Questar Corp. (Pipelines)	1,470	60,152
RadioShack Corp. (Retail)	588	10,161
Range Resources Corp. (Oil & Gas)	882	37,811
Robert Half International, Inc. (Commercial Services)	588	14,553
Rockwell Collins, Inc. (Aerospace/Defense)	1,176	56,554
Rockwell International Corp. (Machinery - Diversified)	1,176	43,912
Salesforce.com, Inc.* (Software)	882	42,689
SanDisk Corp.* (Computers)	1,764	34,486
Schering-Plough Corp. (Pharmaceuticals)	4,116	76,023
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,114	711,712
Scripps Networks Interactive - Class A (Entertainment)	294	10,675
Sears Holdings Corp.* (Retail)	588	54,978
Sherwin-Williams Co. (Chemicals)	588	33,610
Sigma-Aldrich Corp. (Chemicals)	882	46,234
SLM Corp.* (Diversified Financial Services)	3,528	43,536
Smith International, Inc. (Oil & Gas Services)	1,764	103,441
Southwestern Energy Co.* (Oil & Gas)	2,646	80,809
St. Jude Medical, Inc.* (Healthcare - Products)	2,646	115,075
Staples, Inc. (Retail)	3,528	79,380
Starbucks Corp.* (Retail)	5,586	83,064
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	588	16,546
State Street Corp. (Banks)	1,764	100,336

See accompanying notes to the Schedules of Portfolio Investments.

Stryker Corp. (Healthcare - Products)	1,764	109,897
Sunoco, Inc. (Oil & Gas)	882	31,382
Symantec Corp.* (Internet)	6,468	126,643
Sysco Corp. (Food)	2,646	81,576
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,176	63,163
Target Corp. (Retail)	3,528	173,048
Teradata Corp.* (Computers)	588	11,466
Terex Corp.* (Machinery - Construction & Mining)	882	26,919
Tesoro Petroleum Corp. (Oil & Gas)	588	9,696
Texas Instruments, Inc. (Semiconductors)	5,880	126,420
Textron, Inc. (Miscellaneous Manufacturing)	882	25,825
The AES Corp.* (Electric)	5,292	61,863
The Charles Schwab Corp. (Diversified Financial Services)	2,940	76,440
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	882	44,021
The Gap, Inc. (Retail)	1,764	31,364
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,058	263,424
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,764	27,007
The Hershey Co. (Food)	1,176	46,499
The Pepsi Bottling Group, Inc. (Beverages)	1,176	34,304
Thermo Electron Corp.* (Electronics)	1,470	80,850
Tiffany & Co. (Retail)	588	20,886
Titanium Metals Corp. (Mining)	882	10,002
TJX Cos., Inc. (Retail)	3,234	98,702
Torchmark Corp. (Insurance)	294	17,581
Total System Services, Inc. (Software)	1,470	24,108
Transocean, Inc.ADR* (Oil & Gas)	2,352	258,344
United Parcel Service, Inc. - Class B (Transportation)	4,704	295,835
United States Steel Corp. (Iron/Steel)	882	68,452
United Technologies Corp. (Aerospace/Defense)	4,998	300,180
UnitedHealth Group, Inc. (Healthcare - Services)	9,408	238,869
UST, Inc. (Agriculture)	1,176	78,251
Valero Energy Corp. (Oil & Gas)	4,116	124,715
Varian Medical Systems, Inc.* (Healthcare - Products)	882	50,389
VeriSign, Inc.* (Internet)	588	15,335
Viacom, Inc. - Class B* (Media)	2,058	51,121
Vulcan Materials Co. (Building Materials)	294	21,903
W.W. Grainger, Inc. (Distribution/Wholesale)	294	25,569
Wal-Mart Stores, Inc. (Retail)	10,290	616,268
Walgreen Co. (Retail)	5,292	163,840
Walt Disney Co. (Media)	6,468	198,503
Washington Post Co. - Class B (Media)	294	163,687
Waters Corp.* (Electronics)	882	51,315
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	294	8,379
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,234	81,303
WellPoint, Inc.* (Healthcare - Services)	2,058	96,253
Western Union Co. (Commercial Services)	5,586	137,807
Whole Foods Market, Inc. (Food)	588	11,778
Wrigley (WM.) Jr. Co. (Food)	1,764	140,062
Wyeth (Pharmaceuticals)	7,056	260,649
Xerox Corp. (Office/Business Equipment)	4,704	54,237
Xilinx, Inc. (Semiconductors)	1,176	27,577
XTO Energy, Inc. (Oil & Gas)	4,116	191,476
Yahoo!, Inc.* (Internet)	10,584	183,103
YUM! Brands, Inc. (Retail)	3,528	115,048
Zimmer Holdings, Inc.* (Healthcare - Products)	1,764	113,884

TOTAL COMMON STOCKS
(Cost $37,248,947)		41,953,582

TOTAL INVESTMENT SECURITIES
(Cost $37,248,947)—100.3%		41,953,582
Net other assets (liabilities)—(0.3)%		(109,783)

NET ASSETS—100.0%		$41,843,799

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.2%
Aerospace/Defense	2.6%
Agriculture	0.9%
Apparel	0.8%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.3%
Banks	0.3%
Beverages	4.3%
Biotechnology	2.4%
Building Materials	0.1%
Chemicals	0.9%
Coal	0.3%
Commercial Services	1.5%
Computers	6.1%
Cosmetics/Personal Care	3.8%
Distribution/Wholesale	0.2%
Diversified Financial Services	3.0%
Electric	0.2%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Engineering & Construction	0.2%
Entertainment	0.1%
Food	1.4%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare - Products	7.2%
Healthcare - Services	1.5%
Holding Companies - Diversified	0.2%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.5%
Insurance	1.2%
Internet	3.5%
Iron/Steel	0.4%
Leisure Time	0.2%
Lodging	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Machinery - Construction & Mining	0.8%
Machinery - Diversified	0.5%
Media	1.5%
Metal Fabricate/Hardware	0.1%
Mining	0.6%
Miscellaneous Manufacturing	2.0%
Office/Business Equipment	0.2%
Oil & Gas	17.7%
Oil & Gas Services	3.4%
Packaging & Containers	0.2%
Pharmaceuticals	4.3%
Pipelines	0.1%
REIT	0.1%
Real Estate	NM
Retail	7.2%
Savings & Loans	0.1%
Semiconductors	2.3%
Software	7.5%
Telecommunications	4.5%
Textiles	NM
Transportation	1.5%
Other**	(0.3)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (101.0%)
3Com Corp.* (Telecommunications)	34,236	$79,770
99 Cents Only Stores* (Retail)	4,121	45,207
Acxiom Corp. (Software)	5,706	71,553
ADC Telecommunications, Inc.* (Telecommunications)	9,827	83,038
ADTRAN, Inc. (Telecommunications)	2,536	49,427
Advanced Medical Optics, Inc.* (Healthcare - Products)	3,804	67,635
Advent Software, Inc.* (Software)	951	33,504
AGCO Corp.* (Machinery - Diversified)	3,804	162,088
AGL Resources, Inc. (Gas)	6,340	198,949
Airgas, Inc. (Chemicals)	2,853	141,651
AirTran Holdings, Inc.* (Airlines)	5,389	13,095
Alaska Air Group, Inc.* (Airlines)	3,170	64,636
Albemarle Corp. (Chemicals)	2,219	68,434
Alberto-Culver Co. (Cosmetics/Personal Care)	4,438	120,891
Alexander & Baldwin, Inc. (Transportation)	3,487	153,533
Alexandria Real Estate Equities, Inc. (REIT)	2,853	320,962
Alliant Energy Corp. (Electric)	9,193	296,107
AMB Property Corp. (REIT)	8,242	373,363
American Financial Group, Inc. (Insurance)	6,023	177,679
American Greetings Corp. - Class A (Household Products/Wares)	1,902	29,082
AmeriCredit Corp.* (Diversified Financial Services)	9,827	99,548
Ametek, Inc. (Electrical Components & Equipment)	3,170	129,241
AnnTaylor Stores Corp.* (Retail)	2,536	52,343
Apollo Investment Corp. (Investment Companies)	12,046	205,384
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,536	99,183
Aqua America, Inc. (Water)	6,657	118,361
Arch Coal, Inc. (Coal)	6,657	218,949
Arrow Electronics, Inc.* (Electronics)	10,461	274,287
Arthur J. Gallagher & Co. (Insurance)	7,925	203,355
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,340	82,674
Associated Banc-Corp (Banks)	10,778	215,021
Astoria Financial Corp. (Savings & Loans)	6,974	144,571
Atmel Corp.* (Semiconductors)	37,723	127,881
Avis Budget Group, Inc.* (Commercial Services)	8,559	49,129
Avnet, Inc.* (Electronics)	6,340	156,154
Avocent Corp.* (Internet)	1,902	38,915
BancorpSouth, Inc. (Banks)	6,023	169,427
Bank of Hawaii Corp. (Banks)	4,121	220,267
Barnes & Noble, Inc. (Retail)	3,487	90,941
BE Aerospace, Inc.* (Aerospace/Defense)	6,023	95,344
Beckman Coulter, Inc. (Healthcare - Products)	2,219	157,527
Belo Corp. - Class A (Media)	7,291	43,454
Bill Barrett Corp.* (Oil & Gas)	2,219	71,252
BJ’s Wholesale Club, Inc.* (Retail)	2,853	110,868
Black Hills Corp. (Electric)	3,170	98,492
Blyth, Inc. (Household Products/Wares)	1,902	21,569
Bob Evans Farms, Inc. (Retail)	2,536	69,207
Borders Group, Inc. (Retail)	5,072	33,272
BorgWarner, Inc. (Auto Parts & Equipment)	4,121	135,045
Boyd Gaming Corp. (Lodging)	4,755	44,507
BRE Properties, Inc. - Class A (REIT)	4,438	217,462
Brinker International, Inc. (Retail)	3,487	62,382
Broadridge Financial Solutions, Inc. (Software)	5,706	87,815
Cabot Corp. (Chemicals)	5,389	171,262
Cadence Design Systems, Inc.* (Computers)	14,899	100,717
Callaway Golf Co. (Leisure Time)	5,706	80,283
Camden Property Trust (REIT)	4,438	203,527
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,170	95,005
Carmax, Inc.* (Retail)	11,412	159,768
Carpenter Technology Corp. (Iron/Steel)	1,268	32,524
Cathay Bancorp, Inc. (Banks)	2,219	52,812
Cephalon, Inc.* (Pharmaceuticals)	2,219	171,950
Charming Shoppes, Inc.* (Retail)	9,510	46,504
Chemtura Corp. (Chemicals)	20,605	93,959
Cincinnati Bell, Inc.* (Telecommunications)	20,605	63,669
City National Corp. (Banks)	3,487	189,344
Coldwater Creek, Inc.* (Retail)	2,219	12,848
Collective Brands, Inc.* (Retail)	5,389	98,673
Commerce Bancshares, Inc. (Banks)	3,487	161,797
Commscope, Inc.* (Telecommunications)	3,487	120,790
Con-way, Inc. (Transportation)	3,804	167,794
Corn Products International, Inc. (Food)	6,340	204,655
Corrections Corp. of America* (Commercial Services)	4,438	110,284
Cousins Properties, Inc. (REIT)	3,170	79,979
Crane Co. (Miscellaneous Manufacturing)	2,536	75,345
Cullen/Frost Bankers, Inc. (Banks)	5,072	304,320
Cytec Industries, Inc. (Chemicals)	1,902	74,007
Deluxe Corp. (Commercial Services)	2,536	36,493
DENTSPLY International, Inc. (Healthcare - Products)	4,438	166,603
DeVry, Inc. (Commercial Services)	2,219	109,929
Dick’s Sporting Goods, Inc.* (Retail)	2,536	49,655
Diebold, Inc. (Computers)	5,706	188,926
DPL, Inc. (Electric)	9,510	235,848
DRS Technologies, Inc. (Aerospace/Defense)	2,219	170,308
Duke-Weeks Realty Corp. (REIT)	12,363	303,883
Dycom Industries, Inc.* (Engineering & Construction)	1,902	24,764
Edwards Lifesciences Corp.* (Healthcare - Products)	1,902	109,860
Energen Corp. (Gas)	2,219	100,476
Entercom Communications Corp. (Media)	2,219	11,139
Equitable Resources, Inc. (Pipelines)	5,072	186,041
Equity One, Inc. (REIT)	3,170	64,953
Essex Property Trust, Inc. (REIT)	2,219	262,574

See accompanying notes to the Schedules of Portfolio Investments.

Everest Re Group, Ltd.ADR (Insurance)	5,389	466,310
Exterran Holdings, Inc.* (Oil & Gas Services)	3,487	111,445
Fairchild Semiconductor International, Inc.* (Semiconductors)	10,461	92,998
Federal Realty Investment Trust (REIT)	5,072	434,163
Federal Signal Corp. (Miscellaneous Manufacturing)	4,121	56,458
Ferro Corp. (Chemicals)	3,804	76,460
Fidelity National Title Group, Inc. - Class A (Insurance)	18,069	265,614
First American Financial Corp. (Insurance)	7,925	233,787
First Niagara Financial Group, Inc. (Savings & Loans)	9,193	144,790
FirstMerit Corp. (Banks)	6,974	146,454
Flowserve Corp. (Machinery - Diversified)	2,536	225,121
FMC Corp. (Chemicals)	3,170	162,906
Foot Locker, Inc. (Retail)	12,997	210,032
Forest Oil Corp.* (Oil & Gas)	7,608	377,357
Foundry Networks, Inc.* (Telecommunications)	6,657	121,224
Furniture Brands International, Inc. (Home Furnishings)	4,121	43,353
GATX Corp. (Trucking & Leasing)	4,121	163,068
Gentex Corp. (Electronics)	5,389	77,063
Granite Construction, Inc. (Engineering & Construction)	1,585	56,775
Great Plains Energy, Inc. (Electric)	10,144	225,400
Greif, Inc. - Class A (Packaging & Containers)	1,585	104,008
Hanesbrands, Inc.* (Apparel)	3,804	82,737
Hanover Insurance Group, Inc. (Insurance)	4,438	202,018
Harsco Corp. (Miscellaneous Manufacturing)	4,121	153,260
Harte-Hanks, Inc. (Advertising)	1,585	16,436
Hawaiian Electric Industries, Inc. (Electric)	6,974	203,013
HCC Insurance Holdings, Inc. (Insurance)	2,853	77,031
Health Care REIT, Inc. (REIT)	8,242	438,722
Health Management Associates, Inc. - Class A* (Healthcare - Services)	20,605	85,717
Health Net, Inc.* (Healthcare - Services)	3,804	89,774
Helmerich & Payne, Inc. (Oil & Gas)	5,706	246,442
Herman Miller, Inc. (Office Furnishings)	1,268	31,028
Highwoods Properties, Inc. (REIT)	5,389	191,633
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,853	86,474
HNI Corp. (Office Furnishings)	2,219	56,229
Horace Mann Educators Corp. (Insurance)	3,487	44,878
Hormel Foods Corp. (Food)	3,170	115,008
Hospitality Properties Trust (REIT)	7,925	162,621
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	1,585	12,664
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,853	99,998
IDACORP, Inc. (Electric)	3,804	110,658
IDEX Corp. (Machinery - Diversified)	3,804	118,000
Imation Corp. (Computers)	2,536	57,288
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	12,046	193,579
Integrated Device Technology, Inc.* (Semiconductors)	14,582	113,448
International Rectifier Corp.* (Semiconductors)	6,023	114,557
International Speedway Corp. (Entertainment)	951	37,003
Intersil Corp. - Class A (Semiconductors)	10,461	173,443
J. Crew Group, Inc.* (Retail)	2,536	72,454
J.B. Hunt Transport Services, Inc. (Transportation)	2,536	84,626
Jack Henry & Associates, Inc. (Computers)	2,536	51,557
Jefferies Group, Inc. (Diversified Financial Services)	5,072	113,613
JetBlue Airways Corp.* (Airlines)	15,533	76,888
JM Smucker Co. (Food)	4,755	241,031
Kansas City Southern Industries, Inc.* (Transportation)	4,121	182,808
KBR, Inc. (Engineering & Construction)	9,193	140,377
Kelly Services, Inc. - Class A (Commercial Services)	1,902	36,233
Kennametal, Inc. (Hand/Machine Tools)	3,804	103,164
Kindred Healthcare, Inc.* (Healthcare - Services)	2,536	69,918
Lam Research Corp.* (Semiconductors)	5,389	169,700
Lamar Advertising Co.* (Advertising)	3,804	117,506
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,902	71,629
Lear Corp.* (Auto Parts & Equipment)	6,657	69,899
Lender Processing Services, Inc. (Diversified Financial Services)	3,170	96,748
Liberty Property Trust (REIT)	7,925	298,376
Life Time Fitness, Inc.* (Leisure Time)	951	29,738
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,902	61,130
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,585	101,931
Louisiana-Pacific Corp. (Forest Products & Paper)	8,876	82,547
Lubrizol Corp. (Chemicals)	5,706	246,157
M.D.C. Holdings, Inc. (Home Builders)	1,268	46,396
Mack-Cali Realty Corp. (REIT)	5,706	193,262
Manpower, Inc. (Commercial Services)	6,657	287,316
Martin Marietta Materials (Building Materials)	1,902	212,986
MDU Resources Group, Inc. (Electric)	15,533	450,457
Media General, Inc. - Class A (Media)	1,902	23,642

See accompanying notes to the Schedules of Portfolio Investments.

Mentor Graphics Corp.* (Computers)	7,608	86,351
Mercury General Corp. (Insurance)	2,853	156,202
Metavante Technologies, Inc.* (Software)	3,170	61,054
Minerals Technologies, Inc. (Chemicals)	951	56,451
Modine Manufacturing Co. (Auto Parts & Equipment)	2,853	41,311
Mohawk Industries, Inc.* (Textiles)	2,219	149,538
MPS Group, Inc.* (Commercial Services)	7,925	79,884
MSC Industrial Direct Co. - Class A (Retail)	1,268	58,417
National Fuel Gas Co. (Pipelines)	6,974	294,163
National Instruments Corp. (Computers)	2,536	76,207
Nationwide Health Properties, Inc. (REIT)	8,242	296,547
NCR Corp.* (Computers)	7,291	160,767
Netflix, Inc.* (Internet)	1,902	58,734
NeuStar, Inc.* (Telecommunications)	3,804	75,662
New York Community Bancorp (Savings & Loans)	28,847	484,341
Nordson Corp. (Machinery - Diversified)	1,585	77,839
Northeast Utilities System (Electric)	12,997	333,373
NSTAR (Electric)	8,876	297,346
OGE Energy Corp. (Electric)	7,925	244,724
Old Republic International Corp. (Insurance)	19,654	250,588
Olin Corp. (Chemicals)	6,340	122,996
Omnicare, Inc. (Pharmaceuticals)	10,144	291,843
ONEOK, Inc. (Gas)	8,876	305,334
Oshkosh Truck Corp. (Auto Manufacturers)	2,219	29,202
Overseas Shipholding Group, Inc. (Transportation)	951	55,453
Packaging Corp. of America (Packaging & Containers)	7,608	176,353
PacWest Bancorp (Banks)	2,219	63,441
Palm, Inc. (Computers)	9,193	54,882
Parametric Technology Corp.* (Software)	6,974	128,322
Patriot Coal Corp.* (Coal)	2,219	64,462
Patterson-UTI Energy, Inc. (Oil & Gas)	5,706	114,234
PDL BioPharma, Inc. (Biotechnology)	3,804	35,415
Pentair, Inc. (Miscellaneous Manufacturing)	8,242	284,926
PepsiAmericas, Inc. (Beverages)	2,853	59,114
Perrigo Co. (Pharmaceuticals)	4,121	158,494
PetSmart, Inc. (Retail)	3,804	93,997
Phillips-Van Heusen Corp. (Apparel)	2,853	108,157
Plains Exploration & Production Co.* (Oil & Gas)	4,121	144,894
PMI Group, Inc. (Insurance)	6,974	20,573
PNM Resources, Inc. (Electric)	7,291	74,660
Polycom, Inc.* (Telecommunications)	3,804	87,987
Potlatch Corp. (Forest Products & Paper)	1,585	73,528
Pride International, Inc.* (Oil & Gas)	14,265	422,387
Protective Life Corp. (Insurance)	6,023	171,716
Puget Energy, Inc. (Electric)	11,095	296,236
Quanta Services, Inc.* (Commercial Services)	10,778	291,114
Ralcorp Holdings, Inc.* (Food)	1,585	106,845
Raymond James Financial Corp. (Diversified Financial Services)	4,755	156,820
Rayonier, Inc. (Forest Products & Paper)	6,657	315,209
Realty Income Corp. (REIT)	8,559	219,110
Regency Centers Corp. (REIT)	6,023	401,674
Regis Corp. (Retail)	3,487	95,893
Reliance Steel & Aluminum Co. (Iron/Steel)	2,219	84,255
Rent-A-Center, Inc.* (Commercial Services)	5,706	127,130
Republic Services, Inc. (Environmental Control)	6,023	180,570
RF Micro Devices, Inc.* (Telecommunications)	22,190	64,795
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,536	144,451
RPM, Inc. (Chemicals)	11,095	214,577
Ruddick Corp. (Food)	3,170	102,867
SAIC, Inc.* (Commercial Services)	15,533	314,233
Saks, Inc.* (Retail)	7,925	73,306
SCANA Corp. (Electric)	9,827	382,565
Scholastic Corp. (Media)	2,219	56,984
Semtech Corp.* (Semiconductors)	2,853	39,828
Sensient Technologies Corp. (Chemicals)	4,121	115,924
Service Corp. International (Commercial Services)	13,948	116,605
Shaw Group, Inc.* (Engineering & Construction)	3,804	116,897
Sierra Pacific Resources (Electric)	19,654	188,285
Smithfield Foods, Inc.* (Food)	9,827	156,053
Sonoco Products Co. (Packaging & Containers)	8,559	254,031
SPX Corp. (Miscellaneous Manufacturing)	2,853	219,681
StanCorp Financial Group, Inc. (Insurance)	1,902	98,904
STERIS Corp. (Healthcare - Products)	2,219	83,390
Superior Energy Services, Inc.* (Oil & Gas Services)	2,219	69,100
SVB Financial Group* (Banks)	1,268	73,443
Sybase, Inc.* (Software)	3,804	116,478
Synopsys, Inc.* (Computers)	8,242	164,428
Synovus Financial Corp. (Banks)	27,896	288,724
TCF Financial Corp. (Banks)	9,193	165,474
Tech Data Corp.* (Distribution/Wholesale)	4,438	132,474
Teleflex, Inc. (Miscellaneous Manufacturing)	3,487	221,390
Telephone & Data Systems, Inc. (Telecommunications)	8,876	317,317
Temple-Inland, Inc. (Forest Products & Paper)	8,876	135,448
The Brink’s Co. (Miscellaneous Manufacturing)	2,219	135,403
The Colonial BancGroup, Inc. (Banks)	17,118	134,547
The Macerich Co. (REIT)	6,340	403,541

See accompanying notes to the Schedules of Portfolio Investments.

The Ryland Group, Inc. (Home Builders)	3,487	92,475
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	3,804	89,927
Thomas & Betts Corp.* (Electronics)	1,902	74,311
Thor Industries, Inc. (Home Builders)	1,268	31,472
Tidewater, Inc. (Oil & Gas Services)	4,438	245,688
Timken Co. (Metal Fabricate/Hardware)	8,242	233,661
Tootsie Roll Industries, Inc. (Food)	1,268	36,658
Trinity Industries, Inc. (Miscellaneous Manufacturing)	6,974	179,441
Tupperware Corp. (Household Products/Wares)	5,389	148,898
UDR, Inc. (REIT)	10,778	281,845
United Rentals, Inc.* (Commercial Services)	4,438	67,635
Unitrin, Inc. (Insurance)	4,121	102,778
Universal Corp. (Agriculture)	2,219	108,931
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,585	88,808
URS Corp.* (Engineering & Construction)	7,291	267,361
Valeant Pharmaceuticals International* (Pharmaceuticals)	7,608	155,736
Valspar Corp. (Chemicals)	8,559	190,780
Varian, Inc.* (Electronics)	1,268	54,397
Vectren Corp. (Gas)	6,974	194,226
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,608	252,890
Vishay Intertechnology, Inc.* (Electronics)	15,850	104,927
Wabtec Corp. (Machinery - Diversified)	2,219	113,679
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	3,804	94,149
Washington Federal, Inc. (Savings & Loans)	7,291	134,519
Webster Financial Corp. (Banks)	4,438	112,060
Weingarten Realty Investors (REIT)	6,340	226,148
WellCare Health Plans, Inc.* (Healthcare - Services)	1,268	45,648
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	75,635	397,840
Werner Enterprises, Inc. (Transportation)	3,804	82,585
Westamerica Bancorp (Banks)	1,268	72,948
Westar Energy, Inc. (Electric)	8,876	204,503
WGL Holdings, Inc. (Gas)	4,121	133,726
Wilmington Trust Corp. (Banks)	5,706	164,504
Wind River Systems, Inc.* (Software)	4,121	41,210
Wisconsin Energy Corp. (Electric)	9,827	441,232
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,389	80,512
YRC Worldwide, Inc.* (Transportation)	4,755	56,870
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,902	52,971

TOTAL COMMON STOCKS
(Cost $36,112,337)		41,544,050

TOTAL INVESTMENT SECURITIES
(Cost $36,112,337)—101.0%		41,544,050
Net other assets (liabilities)—(1.0)%		(417,914)

NET ASSETS—100.0%		$41,126,136

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.3%
Aerospace/Defense	0.6%
Agriculture	0.3%
Airlines	0.4%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.8%
Banks	6.2%
Beverages	0.1%
Biotechnology	0.7%
Building Materials	0.5%
Chemicals	4.2%
Coal	0.7%
Commercial Services	4.1%
Computers	2.2%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.3%
Electric	9.9%
Electrical Components & Equipment	0.5%
Electronics	1.9%
Engineering & Construction	1.4%
Entertainment	0.1%
Environmental Control	0.4%
Food	2.4%
Forest Products & Paper	1.5%
Gas	2.2%
Hand/Machine Tools	0.5%
Healthcare - Products	1.7%
Healthcare - Services	1.0%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Insurance	5.9%
Internet	0.2%
Investment Companies	0.5%
Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.1%
Machinery - Diversified	1.8%
Media	0.3%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	4.1%
Office Furnishings	0.2%
Oil & Gas	3.4%
Oil & Gas Services	1.1%
Packaging & Containers	1.3%
Pharmaceuticals	1.9%

See accompanying notes to the Schedules of Portfolio Investments.

Pipelines	1.2%
REIT	13.1%
Retail	3.4%
Retail - Restaurants	1.0%
Savings & Loans	2.3%
Semiconductors	2.0%
Software	1.3%
Telecommunications	2.7%
Textiles	0.4%
Transportation	1.8%
Trucking & Leasing	0.4%
Water	0.3%
Other**	(1.0)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (101.1%)
ACI Worldwide, Inc.* (Software)	3,073	$53,839
ADTRAN, Inc. (Telecommunications)	2,195	42,781
Advance Auto Parts, Inc. (Retail)	8,341	330,804
Advanced Medical Optics, Inc.* (Healthcare - Products)	1,317	23,416
Advent Software, Inc.* (Software)	878	30,932
Aeropostale, Inc.* (Retail)	5,707	183,252
Affiliated Managers Group, Inc.* (Diversified Financial Services)	3,512	290,969
Affymetrix, Inc.* (Biotechnology)	6,146	47,570
AGCO Corp.* (Machinery - Diversified)	4,390	187,058
Airgas, Inc. (Chemicals)	3,951	196,167
AirTran Holdings, Inc.* (Airlines)	4,390	10,668
Albemarle Corp. (Chemicals)	3,951	121,849
Alberto-Culver Co. (Cosmetics/Personal Care)	3,073	83,709
Alliance Data Systems Corp.* (Commercial Services)	5,707	361,710
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,634	247,438
American Eagle Outfitters, Inc. (Retail)	17,560	267,790
American Greetings Corp. - Class A (Household Products/Wares)	2,195	33,562
Ametek, Inc. (Electrical Components & Equipment)	5,707	232,674
AnnTaylor Stores Corp.* (Retail)	2,634	54,366
ANSYS, Inc.* (Software)	7,463	282,624
Apria Healthcare Group, Inc.* (Healthcare - Services)	3,951	72,066
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,073	120,185
Aqua America, Inc. (Water)	4,390	78,054
Arch Coal, Inc. (Coal)	5,707	187,703
Avnet, Inc.* (Electronics)	6,585	162,189
Avocent Corp.* (Internet)	1,756	35,928
BE Aerospace, Inc.* (Aerospace/Defense)	2,195	34,747
Beckman Coulter, Inc. (Healthcare - Products)	3,073	218,152
Bill Barrett Corp.* (Oil & Gas)	878	28,193
BJ’s Wholesale Club, Inc.* (Retail)	2,195	85,298
BorgWarner, Inc. (Auto Parts & Equipment)	5,707	187,018
Brinker International, Inc. (Retail)	5,268	94,245
Broadridge Financial Solutions, Inc. (Software)	6,146	94,587
Brown & Brown, Inc. (Insurance)	9,658	208,806
Cadence Design Systems, Inc.* (Computers)	7,024	47,482
Career Education Corp.* (Commercial Services)	7,902	129,198
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,195	65,784
Carmax, Inc.* (Retail)	7,463	104,482
Carpenter Technology Corp. (Iron/Steel)	2,634	67,562
Cathay Bancorp, Inc. (Banks)	1,756	41,793
Cephalon, Inc.* (Pharmaceuticals)	3,512	272,145
Cerner Corp.* (Software)	5,707	254,760
Charles River Laboratories International, Inc.* (Biotechnology)	5,707	316,910
Cheesecake Factory, Inc.* (Retail)	5,707	83,436
Chico’s FAS, Inc.* (Retail)	15,365	84,047
Chipotle Mexican Grill, Inc. - Class A* (Retail)	2,634	146,161
Church & Dwight, Inc. (Household Products/Wares)	5,707	354,348
Cimarex Energy Co. (Oil & Gas)	7,024	343,544
Cleveland-Cliffs, Inc. (Iron/Steel)	9,219	488,054
Coldwater Creek, Inc.* (Retail)	3,073	17,793
Commerce Bancshares, Inc. (Banks)	2,195	101,848
Commercial Metals Co. (Metal Fabricate/Hardware)	9,658	163,124
Commscope, Inc.* (Telecommunications)	2,634	91,242
Community Health Systems, Inc.* (Healthcare - Services)	8,341	244,475
Copart, Inc.* (Retail)	5,707	216,866
Corinthian Colleges, Inc.* (Commercial Services)	7,463	111,945
Corrections Corp. of America* (Commercial Services)	6,146	152,728
Covance, Inc.* (Healthcare - Services)	5,268	465,744
Crane Co. (Miscellaneous Manufacturing)	1,756	52,171
Cree Research, Inc.* (Semiconductors)	7,902	180,008
Cytec Industries, Inc. (Chemicals)	1,317	51,244
Deluxe Corp. (Commercial Services)	2,195	31,586
Denbury Resources, Inc.* (Oil & Gas)	21,072	401,211
DENTSPLY International, Inc. (Healthcare - Products)	8,341	313,121
DeVry, Inc. (Commercial Services)	3,073	152,236
Dick’s Sporting Goods, Inc.* (Retail)	4,390	85,956
Digital River, Inc.* (Internet)	3,073	99,565
Dollar Tree, Inc.* (Retail)	7,902	287,317
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,146	257,579
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	7,024	220,905
DRS Technologies, Inc. (Aerospace/Defense)	1,317	101,080
DST Systems, Inc.* (Computers)	3,951	221,216
Dun & Bradstreet Corp. (Software)	4,829	455,664
Dycom Industries, Inc.* (Engineering & Construction)	1,756	22,863
Eaton Vance Corp. (Diversified Financial Services)	10,097	355,717
Edwards Lifesciences Corp.* (Healthcare - Products)	2,634	152,140
Encore Acquisition Co.* (Oil & Gas)	4,390	183,414
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	10,536	210,720
Energen Corp. (Gas)	3,951	178,901
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,829	388,976
Equitable Resources, Inc. (Pipelines)	5,707	209,333
Exterran Holdings, Inc.* (Oil & Gas Services)	1,756	56,122
F5 Networks, Inc.* (Internet)	7,024	164,221
FactSet Research Systems, Inc. (Computers)	3,512	183,502
Fair Isaac Corp. (Software)	4,390	101,233
FLIR Systems, Inc.* (Electronics)	11,853	455,392
See accompanying notes to the Schedules of Portfolio Investments.

Flowserve Corp. (Machinery - Diversified)	2,195	194,850
FMC Corp. (Chemicals)	3,073	157,921
FMC Technologies, Inc.* (Oil & Gas Services)	10,975	510,886
Foundry Networks, Inc.* (Telecommunications)	5,707	103,924
Frontier Oil Corp. (Oil & Gas)	8,780	161,728
Gartner Group, Inc.* (Commercial Services)	5,268	119,478
Gen-Probe, Inc.* (Healthcare - Products)	4,829	256,178
Gentex Corp. (Electronics)	6,585	94,165
Global Payments, Inc. (Software)	7,024	315,097
Graco, Inc. (Machinery - Diversified)	5,268	187,593
Granite Construction, Inc. (Engineering & Construction)	1,317	47,175
Greif, Inc. - Class A (Packaging & Containers)	1,317	86,422
GUESS?, Inc. (Apparel)	4,829	168,001
Hanesbrands, Inc.* (Apparel)	4,390	95,482
Hansen Natural Corp.* (Beverages)	5,268	159,357
Harsco Corp. (Miscellaneous Manufacturing)	3,073	114,285
Harte-Hanks, Inc. (Advertising)	1,756	18,210
HCC Insurance Holdings, Inc. (Insurance)	6,585	177,795
Health Net, Inc.* (Healthcare - Services)	5,268	124,325
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	7,902	191,861
Helmerich & Payne, Inc. (Oil & Gas)	3,512	151,683
Henry Schein, Inc.* (Healthcare - Products)	7,902	425,444
Herman Miller, Inc. (Office Furnishings)	3,512	85,939
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,634	79,837
HNI Corp. (Office Furnishings)	1,756	44,497
Hologic, Inc.* (Healthcare - Products)	21,950	424,293
Hormel Foods Corp. (Food)	3,073	111,488
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	2,195	17,538
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,756	61,548
IDEX Corp. (Machinery - Diversified)	3,073	95,324
IDEXX Laboratories, Inc.* (Healthcare - Products)	5,268	288,686
International Speedway Corp. (Entertainment)	1,756	68,326
Invitrogen Corp.* (Biotechnology)	7,902	298,696
ITT Educational Services, Inc.* (Commercial Services)	2,634	213,117
J. Crew Group, Inc.* (Retail)	1,756	50,169
J.B. Hunt Transport Services, Inc. (Transportation)	4,829	161,144
Jack Henry & Associates, Inc. (Computers)	3,951	80,324
Jefferies Group, Inc. (Diversified Financial Services)	4,829	108,170
John Wiley & Sons, Inc. (Media)	3,951	159,818
Jones Lang LaSalle, Inc. (Real Estate)	3,512	152,702
Joy Global, Inc. (Machinery - Construction & Mining)	9,219	416,146
Kansas City Southern Industries, Inc.* (Transportation)	3,951	175,266
KBR, Inc. (Engineering & Construction)	5,268	80,442
Kennametal, Inc. (Hand/Machine Tools)	2,634	71,434
Kinetic Concepts, Inc.* (Healthcare - Products)	4,829	138,061
Korn/Ferry International* (Commercial Services)	3,951	70,407
Lam Research Corp.* (Semiconductors)	5,268	165,889
Lamar Advertising Co.* (Advertising)	2,634	81,364
Lender Processing Services, Inc. (Diversified Financial Services)	4,390	133,983
Life Time Fitness, Inc.* (Leisure Time)	1,756	54,910
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,634	84,657
Lincare Holdings, Inc.* (Healthcare - Services)	6,146	184,933
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,195	141,160
M.D.C. Holdings, Inc. (Home Builders)	1,756	64,252
Macrovision Solutions Corp.* (Entertainment)	7,024	108,029
Martin Marietta Materials (Building Materials)	1,756	196,637
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	4,390	149,875
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,634	133,649
McAfee, Inc.* (Internet)	13,170	447,253
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,829	72,000
Metavante Technologies, Inc.* (Software)	4,390	84,551
Mine Safety Appliances Co. (Environmental Control)	2,634	100,408
Minerals Technologies, Inc. (Chemicals)	878	52,118
Mohawk Industries, Inc.* (Textiles)	2,195	147,921
MSC Industrial Direct Co. - Class A (Retail)	2,634	121,348
National Instruments Corp. (Computers)	2,195	65,960
Navigant Consulting Co.* (Commercial Services)	3,951	78,585
NBTY, Inc.* (Pharmaceuticals)	4,390	129,593
NCR Corp.* (Computers)	7,024	154,879
Netflix, Inc.* (Internet)	1,756	54,225
NeuStar, Inc.* (Telecommunications)	2,634	52,390
Newfield Exploration Co.* (Oil & Gas)	11,414	365,134
Nordson Corp. (Machinery - Diversified)	1,317	64,678
NVR, Inc.* (Home Builders)	439	251,108
O’Reilly Automotive, Inc.* (Retail)	11,414	305,553
Oceaneering International, Inc.* (Oil & Gas Services)	4,829	257,482
Oshkosh Truck Corp. (Auto Manufacturers)	4,390	57,772

See accompanying notes to the Schedules of Portfolio Investments.

Overseas Shipholding Group, Inc. (Transportation)	1,317	76,794
Pacific Sunwear of California, Inc.* (Retail)	5,707	38,408
Parametric Technology Corp.* (Software)	3,073	56,543
Patriot Coal Corp.* (Coal)	3,512	102,024
Patterson-UTI Energy, Inc. (Oil & Gas)	7,463	149,409
PDL BioPharma, Inc. (Biotechnology)	6,146	57,219
PepsiAmericas, Inc. (Beverages)	2,195	45,480
Perrigo Co. (Pharmaceuticals)	2,195	84,420
PetSmart, Inc. (Retail)	7,024	173,563
Pharmaceutical Product Development, Inc. (Commercial Services)	9,219	381,206
Philadelphia Consolidated Holding Corp.* (Insurance)	4,829	282,835
Phillips-Van Heusen Corp. (Apparel)	1,756	66,570
Plains Exploration & Production Co.* (Oil & Gas)	5,268	185,223
Plantronics, Inc. (Telecommunications)	4,390	98,863
Polycom, Inc.* (Telecommunications)	3,951	91,387
Potlatch Corp. (Forest Products & Paper)	1,756	81,461
Priceline.com, Inc.* (Internet)	3,512	240,326
Psychiatric Solutions, Inc.* (Healthcare - Services)	4,829	183,261
Quanta Services, Inc.* (Commercial Services)	3,951	106,717
Quicksilver Resources, Inc.* (Oil & Gas)	9,219	180,969
Ralcorp Holdings, Inc.* (Food)	3,073	207,151
Raymond James Financial Corp. (Diversified Financial Services)	3,073	101,348
Reliance Steel & Aluminum Co. (Iron/Steel)	3,512	133,351
Republic Services, Inc. (Environmental Control)	7,463	223,741
ResMed, Inc.* (Healthcare - Products)	6,585	283,155
Rollins, Inc. (Commercial Services)	3,512	66,658
Roper Industries, Inc. (Miscellaneous Manufacturing)	5,268	300,065
Ross Stores, Inc. (Retail)	11,414	420,149
Saks, Inc.* (Retail)	4,390	40,607
Scientific Games Corp. - Class A* (Entertainment)	5,707	131,375
SEI Investments Co. (Software)	10,975	243,645
Semtech Corp.* (Semiconductors)	2,195	30,642
Sepracor, Inc.* (Pharmaceuticals)	9,219	168,800
Service Corp. International (Commercial Services)	8,341	69,731
Shaw Group, Inc.* (Engineering & Construction)	3,073	94,433
Silicon Laboratories, Inc.* (Semiconductors)	4,390	134,773
Sotheby’s (Commercial Services)	5,707	114,482
SPX Corp. (Miscellaneous Manufacturing)	1,756	135,212
SRA International, Inc. - Class A* (Computers)	3,512	79,477
StanCorp Financial Group, Inc. (Insurance)	2,195	114,140
Steel Dynamics, Inc. (Iron/Steel)	16,243	277,593
Stericycle, Inc.* (Environmental Control)	7,463	439,645
STERIS Corp. (Healthcare - Products)	2,634	98,986
Strayer Education, Inc. (Commercial Services)	1,317	263,742
Superior Energy Services, Inc.* (Oil & Gas Services)	4,829	150,375
SVB Financial Group* (Banks)	1,317	76,281
Sybase, Inc.* (Software)	3,073	94,095
Synopsys, Inc.* (Computers)	3,951	78,822
Techne Corp.* (Healthcare - Products)	3,512	253,285
Terra Industries, Inc. (Chemicals)	7,902	232,319
The Brink’s Co. (Miscellaneous Manufacturing)	1,756	107,151
The Corporate Executive Board Co. (Commercial Services)	3,073	96,031
The Timberland Co. - Class A* (Apparel)	3,951	68,629
The Warnaco Group, Inc.* (Apparel)	3,951	178,941
Thomas & Betts Corp.* (Electronics)	2,195	85,759
Thor Industries, Inc. (Home Builders)	1,756	43,584
Toll Brothers, Inc.* (Home Builders)	10,975	276,899
Tootsie Roll Industries, Inc. (Food)	878	25,383
Trimble Navigation, Ltd.* (Electronics)	10,536	272,461
Under Armour, Inc. - Class A* (Retail)	3,073	97,598
United Therapeutics Corp.* (Pharmaceuticals)	1,756	184,679
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,634	147,583
Urban Outfitters, Inc.* (Retail)	9,658	307,800
Valassis Communications, Inc.* (Commercial Services)	3,951	34,216
ValueClick, Inc.* (Internet)	8,341	85,328
Varian, Inc.* (Electronics)	1,317	56,499
VCA Antech, Inc.* (Pharmaceuticals)	7,463	219,935
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,390	145,924
W.R. Berkley Corp. (Insurance)	12,731	299,815
Wabtec Corp. (Machinery - Diversified)	1,756	89,960
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	3,512	86,922
WellCare Health Plans, Inc.* (Healthcare - Services)	2,195	79,020
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	50,621	266,266
Westamerica Bancorp (Banks)	878	50,511
Western Digital Corp.* (Computers)	18,877	402,458
Williams Sonoma, Inc. (Retail)	7,463	120,751
Wind River Systems, Inc.* (Software)	1,317	13,170

See accompanying notes to the Schedules of Portfolio Investments.

Zebra Technologies Corp. - Class A* (Machinery - Diversified)	3,512	97,809

TOTAL COMMON STOCKS
(Cost $31,901,442)		37,988,579

TOTAL INVESTMENT SECURITIES
(Cost $31,901,442)—101.1%		37,988,579
Net other assets (liabilities)—(1.1)%		(405,287)

NET ASSETS—100.0%		$37,583,292

*	Non-income producing security

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.2%
Aerospace/Defense	1.1%
Airlines	NM
Apparel	1.6%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.5%
Banks	0.7%
Beverages	0.5%
Biotechnology	2.3%
Building Materials	0.5%
Chemicals	2.0%
Coal	0.8%
Commercial Services	6.9%
Computers	3.5%
Cosmetics/Personal Care	0.2%
Diversified Financial Services	2.9%
Electrical Components & Equipment	1.8%
Electronics	2.9%
Engineering & Construction	0.7%
Entertainment	1.4%
Environmental Control	2.1%
Food	1.0%
Forest Products & Paper	0.2%
Gas	0.5%
Hand/Machine Tools	0.6%
Healthcare - Products	8.0%
Healthcare - Services	4.2%
Home Builders	1.7%
Household Products/Wares	1.0%
Insurance	3.0%
Internet	2.9%
Iron/Steel	2.6%
Leisure Time	0.1%
Machinery - Construction & Mining	1.1%
Machinery - Diversified	2.5%
Media	0.4%
Metal Fabricate/Hardware	0.4%
Miscellaneous Manufacturing	3.5%
Office Furnishings	0.3%
Oil & Gas	5.8%
Oil & Gas Services	3.1%
Packaging & Containers	0.2%
Pharmaceuticals	3.5%
Pipelines	0.6%
Real Estate	0.4%
Retail	9.8%
Retail - Restaurants	0.7%
Semiconductors	1.4%
Software	5.5%
Telecommunications	1.2%
Textiles	0.4%
Toys/Games/Hobbies	0.4%
Transportation	1.1%
Water	0.2%
Other**	(1.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (100.9%)
4Kids Entertainment, Inc.* (Media)	3,112	$21,971
A.H. Belo Corp. - Class A (Media)	3,112	16,058
A.M. Castle & Co. (Metal Fabricate/Hardware)	3,890	67,219
Aaron Rents, Inc. (Commercial Services)	4,668	126,363
ABM Industries, Inc. (Commercial Services)	10,114	220,890
Acadia Realty Trust (REIT)	7,391	186,844
Actel Corp.* (Semiconductors)	5,835	72,821
Acuity Brands, Inc. (Miscellaneous Manufacturing)	9,336	389,871
Adaptec, Inc.* (Telecommunications)	28,008	91,866
Administaff, Inc. (Commercial Services)	5,446	148,240
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	7,780	106,430
Agilysys, Inc. (Computers)	5,057	51,025
Albany International Corp. - Class A (Machinery - Diversified)	3,890	106,314
ALLETE, Inc. (Electric)	5,835	259,657
Alliance One International, Inc.* (Agriculture)	20,617	78,345
Allscripts Healthcare Solutions, Inc.* (Software)	7,391	91,944
Alpharma, Inc. - Class A* (Pharmaceuticals)	9,725	358,755
AMCOL International Corp. (Mining)	1,945	60,801
American States Water Co. (Water)	3,890	149,765
AMERIGROUP Corp.* (Healthcare - Services)	8,169	206,267
Analogic Corp. (Electronics)	1,945	96,783
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,890	28,592
Anixter International, Inc.* (Telecommunications)	4,279	254,643
Apogee Enterprises, Inc. (Building Materials)	6,613	99,393
Applied Industrial Technologies, Inc. (Machinery - Diversified)	8,169	219,991
Applied Signal Technology, Inc. (Telecommunications)	2,723	47,326
Arch Chemicals, Inc. (Chemicals)	5,835	205,975
Arctic Cat, Inc. (Leisure Time)	2,723	24,915
Arkansas Best Corp. (Transportation)	5,835	196,581
ArQule, Inc.* (Biotechnology)	5,057	16,284
Arris Group, Inc.* (Telecommunications)	28,397	219,509
ArthroCare Corp.* (Healthcare - Products)	2,723	75,482
Astec Industries, Inc.* (Machinery - Construction & Mining)	2,723	83,950
ATC Technology Corp.* (Auto Parts & Equipment)	2,723	64,644
ATMI, Inc.* (Semiconductors)	4,279	76,936
Atmos Energy Corp. (Gas)	20,617	548,825
Atwood Oceanics, Inc.* (Oil & Gas)	6,613	240,713
Audiovox Corp. - Class A* (Telecommunications)	4,279	40,094
Avid Technology, Inc.* (Software)	3,112	74,875
Avista Corp. (Electric)	12,059	261,801
Axcelis Technologies, Inc.* (Semiconductors)	23,729	40,339
Baldor Electric Co. (Hand/Machine Tools)	7,002	201,728
Bank Mutual Corp. (Banks)	11,281	128,039
BankAtlantic Bancorp, Inc., - Class A (Savings & Loans)	1,945	15,949
Barnes Group, Inc. (Miscellaneous Manufacturing)	10,503	212,371
Bassett Furniture Industries, Inc. (Home Furnishings)	2,723	23,282
Bel Fuse, Inc. - Class B (Electronics)	1,167	33,224
Belden, Inc. (Electrical Components & Equipment)	10,114	321,726
Benchmark Electronics, Inc.* (Electronics)	15,560	219,085
Big 5 Sporting Goods Corp. (Retail)	5,057	52,188
Biolase Technology, Inc.* (Healthcare - Products)	2,334	4,411
BioMed Realty Trust, Inc. (REIT)	16,338	432,140
Black Box Corp. (Telecommunications)	3,890	134,322
Blue Coat Systems, Inc.* (Internet)	5,057	71,759
Blue Nile, Inc.* (Internet)	1,556	66,706
Boston Private Financial Holdings, Inc. (Banks)	6,224	54,398
Bowne & Co., Inc. (Commercial Services)	3,890	44,930
Brady Corp. - Class A (Electronics)	5,446	192,135
Briggs & Stratton Corp. (Machinery - Diversified)	11,281	182,527
Bristow Group, Inc.* (Transportation)	2,723	92,146
Brookline Bancorp, Inc. (Savings & Loans)	13,226	169,161
Brooks Automation, Inc.* (Semiconductors)	14,782	123,578
Brown Shoe Co., Inc. (Retail)	9,725	159,295
Brunswick Corp. (Leisure Time)	20,228	258,716
Buckeye Technologies, Inc.* (Forest Products & Paper)	8,947	73,276
Buffalo Wild Wings, Inc.* (Retail)	1,945	78,267
C&D Technologies, Inc.* (Electrical Components & Equipment)	5,835	33,143
Cabela’s, Inc.* (Retail)	8,947	108,080
Cabot Microelectronics Corp.* (Chemicals)	2,334	74,875
California Pizza Kitchen, Inc.* (Retail)	2,334	30,039
Cambrex Corp.* (Biotechnology)	6,613	40,670
Captaris, Inc.* (Software)	6,224	28,693
Cascade Bancorp (Banks)	2,334	20,749
Cascade Corp. (Machinery - Diversified)	778	34,084
Casey’s General Stores, Inc. (Retail)	6,224	187,778
Cash America International, Inc. (Retail)	3,112	112,156
Catapult Communications Corp.* (Computers)	778	3,742
CBRL Group, Inc. (Retail)	1,945	51,154
CDI Corp. (Commercial Services)	3,112	69,491
Cedar Shopping Centers, Inc. (REIT)	7,002	92,566
Centene Corp.* (Healthcare - Services)	5,835	119,676

See accompanying notes to the Schedules of Portfolio Investments.

Central Garden & Pet Co. - Class A* (Household Products/Wares)	16,338	97,211
Central Pacific Financial Corp. (Banks)	6,613	111,165
Central Vermont Public Service Corp. (Electric)	2,334	54,709
Century Aluminum Co.* (Mining)	5,057	140,028
CH Energy Group, Inc. (Electric)	3,112	135,590
Champion Enterprises, Inc.* (Home Builders)	17,894	99,312
Charlotte Russe Holding, Inc.* (Retail)	1,945	19,936
Checkpoint Systems, Inc.* (Electronics)	5,835	109,815
Chemed Corp. (Commercial Services)	2,334	95,834
Ciber, Inc.* (Computers)	12,448	87,012
CKE Restaurants, Inc. (Retail)	12,059	127,825
Clarcor, Inc. (Miscellaneous Manufacturing)	5,446	206,676
Cleco Corp. (Electric)	14,004	353,601
Cognex Corp. (Machinery - Diversified)	9,725	196,056
Cohu, Inc. (Semiconductors)	5,446	86,156
Colonial Properties Trust (REIT)	10,892	203,571
Columbia Banking System, Inc. (Banks)	4,279	75,867
Community Bank System, Inc. (Banks)	7,002	176,100
CONMED Corp.* (Healthcare - Products)	4,279	136,928
Consolidated Graphics, Inc.* (Commercial Services)	1,556	47,193
Corus Bankshares, Inc. (Banks)	7,391	29,934
CPI Corp. (Commercial Services)	1,167	12,545
Cross Country Healthcare, Inc.* (Commercial Services)	7,002	114,063
CryoLife, Inc.* (Biotechnology)	4,279	56,140
CSG Systems International, Inc.* (Software)	5,057	88,649
CTS Corp. (Electronics)	7,780	99,428
Cubic Corp. (Electronics)	1,556	38,262
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,501	77,827
Cyberonics, Inc.* (Healthcare - Products)	2,723	46,291
CyberSource Corp.* (Internet)	7,391	119,069
Cymer, Inc.* (Electronics)	4,279	108,387
Cypress Semiconductor Corp.* (Semiconductors)	25,674	134,018
Darling International, Inc.* (Environmental Control)	11,281	125,332
Datascope Corp. (Healthcare - Products)	3,112	160,673
Delphi Financial Group, Inc. - Class A (Insurance)	3,112	87,260
DiamondRock Hospitality Co. (REIT)	21,784	198,234
Digi International, Inc.* (Software)	3,501	35,710
Dime Community Bancshares, Inc. (Savings & Loans)	5,835	88,809
DineEquity, Inc. (Retail)	1,945	32,793
DSP Group, Inc.* (Semiconductors)	3,501	26,783
E.W. Scripps Co. (Media)	5,057	35,753
East West Bancorp, Inc. (Banks)	5,446	74,610
EastGroup Properties, Inc. (REIT)	5,835	283,231
Eclipsys Corp.* (Software)	8,169	171,141
El Paso Electric Co.* (Electric)	6,613	138,873
Electro Scientific Industries, Inc.* (Electronics)	6,224	88,505
EMCOR Group, Inc.* (Engineering & Construction)	15,560	409,539
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,334	86,731
Entertainment Properties Trust (REIT)	7,391	404,436
Enzo Biochem, Inc.* (Biotechnology)	5,057	55,576
Esterline Technologies Corp.* (Aerospace/Defense)	3,890	154,005
Ethan Allen Interiors, Inc. (Home Furnishings)	6,613	185,296
Exar Corp.* (Semiconductors)	9,725	74,494
Extra Space Storage, Inc. (REIT)	10,892	167,301
FairPoint Communications, Inc. (Telecommunications)	6,224	53,962
FEI Co.* (Electronics)	8,558	203,766
Financial Federal Corp. (Diversified Financial Services)	5,835	133,738
First BanCorp (Banks)	17,505	193,605
First Commonwealth Financial Corp. (Banks)	14,782	199,114
First Financial Bancorp (Banks)	7,002	102,229
First Financial Bankshares, Inc. (Banks)	3,501	181,632
First Midwest Bancorp, Inc. (Banks)	11,281	273,451
FirstFed Financial Corp.* (Savings & Loans)	3,112	24,398
Flagstar Bancorp, Inc. (Savings & Loans)	10,114	30,140
Fleetwood Enterprises, Inc.* (Home Builders)	17,505	17,855
Flowers Foods, Inc. (Food)	5,057	148,474
Forestar Real Estate Group, Inc.* (Real Estate)	4,279	63,115
Fred’s, Inc. (Retail)	9,336	132,758
Frontier Financial Corp. (Banks)	9,336	125,382
Fuller (H.B.) Co. (Chemicals)	11,281	235,434
G & K Services, Inc. (Textiles)	4,668	154,277
Gardner Denver, Inc.* (Machinery - Diversified)	4,668	162,073
GenCorp, Inc.* (Aerospace/Defense)	9,336	62,925
General Communication, Inc. - Class A* (Telecommunications)	3,890	36,021
Genesco, Inc. (Retail)	1,556	52,095
Gentiva Health Services, Inc.* (Healthcare - Services)	6,613	178,154
Georgia Gulf Corp. (Chemicals)	7,780	19,450
Gerber Scientific, Inc.* (Machinery - Diversified)	5,446	49,776
Gevity HR, Inc. (Commercial Services)	5,446	39,647
Gibraltar Industries, Inc. (Iron/Steel)	7,002	131,007
Glacier Bancorp, Inc. (Banks)	6,613	163,804
Greatbatch, Inc.* (Electrical Components & Equipment)	2,334	57,276
Griffon Corp.* (Miscellaneous Manufacturing)	6,224	56,140
Group 1 Automotive, Inc. (Retail)	5,446	118,342

See accompanying notes to the Schedules of Portfolio Investments.

Guaranty Financial Group, Inc.* (Savings & Loans)	10,114	39,950
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,167	40,226
Hancock Holding Co. (Banks)	3,501	178,551
Hanmi Financial Corp. (Banks)	8,947	45,182
Harmonic, Inc.* (Telecommunications)	21,784	184,075
Haverty Furniture Cos., Inc. (Retail)	5,057	57,852
Healthcare Services Group, Inc. (Commercial Services)	4,668	85,378
HealthSpring, Inc.* (Healthcare - Services)	7,391	156,394
Heidrick & Struggles International, Inc. (Commercial Services)	3,890	117,284
Hillenbrand, Inc. (Commercial Services)	6,224	125,476
HMS Holdings Corp.* (Commercial Services)	1,945	46,602
Home Properties, Inc. (REIT)	7,391	428,308
Hot Topic, Inc.* (Retail)	4,279	28,284
HSN, Inc.* (Retail)	3,890	42,829
Hub Group, Inc. - Class A* (Transportation)	4,668	175,750
Hutchinson Technology, Inc.* (Computers)	2,334	27,028
Iconix Brand Group, Inc.* (Apparel)	9,725	127,203
II-VI, Inc.* (Electronics)	1,556	60,155
Independent Bank Corp. (Banks)	4,668	28,895
Informatica Corp.* (Software)	12,059	156,646
Inland Real Estate Corp. (REIT)	13,615	213,619
Insight Enterprises, Inc.* (Retail)	10,892	146,062
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	6,224	93,111
Interface, Inc. - Class A (Office Furnishings)	8,947	101,727
Interval Leisure Group, Inc.* (Leisure Time)	7,002	72,821
Invacare Corp. (Healthcare - Products)	7,391	178,419
Investment Technology Group, Inc.* (Diversified Financial Services)	3,890	118,373
ION Geophysical Corp.* (Oil & Gas Services)	12,448	176,637
Irwin Financial Corp. (Banks)	4,279	16,902
Itron, Inc.* (Electronics)	3,112	275,505
J & J Snack Foods Corp. (Food)	1,556	52,764
Jack in the Box, Inc.* (Retail)	5,057	106,703
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,112	77,520
JDA Software Group, Inc.* (Software)	3,890	59,167
Jo-Ann Stores, Inc.* (Retail)	5,835	122,418
John Bean Technologies Corp.* (Miscellaneous Manufacturing)	3,890	49,247
Kaman Corp. (Aerospace/Defense)	5,835	166,181
Kaydon Corp. (Metal Fabricate/Hardware)	3,501	157,755
Keithley Instruments, Inc. (Electronics)	3,112	26,047
Kilroy Realty Corp. (REIT)	7,391	353,216
Kirby Corp.* (Transportation)	5,057	191,863
Kite Realty Group Trust (REIT)	6,613	72,743
Kopin Corp.* (Semiconductors)	10,114	31,556
Kulicke & Soffa Industries, Inc.* (Semiconductors)	12,448	56,140
La-Z-Boy, Inc. (Home Furnishings)	11,670	108,764
LaBranche & Co., Inc.* (Diversified Financial Services)	12,448	56,016
Laclede Group, Inc. (Gas)	5,057	245,214
Lance, Inc. (Food)	7,391	167,702
LandAmerica Financial Group, Inc. (Insurance)	3,501	84,899
Landauer, Inc. (Commercial Services)	1,167	84,899
Landry’s Restaurants, Inc. (Retail)	2,723	42,343
LaSalle Hotel Properties (REIT)	5,057	117,929
Lawson Products, Inc. (Metal Fabricate/Hardware)	778	21,512
Lennox International, Inc. (Building Materials)	13,226	440,029
Lexington Corporate Properties Trust (REIT)	14,782	254,546
Libbey, Inc. (Housewares)	3,501	29,794
Lindsay Manufacturing Co. (Machinery - Diversified)	1,167	84,899
Lithia Motors, Inc. - Class A (Retail)	3,890	16,766
Littelfuse, Inc.* (Electrical Components & Equipment)	2,723	80,955
Live Nation, Inc.* (Commercial Services)	17,505	284,806
Longs Drug Stores Corp. (Retail)	7,002	529,631
LTC Properties, Inc. (REIT)	4,668	136,866
Lufkin Industries, Inc. (Oil & Gas Services)	1,556	123,469
Lydall, Inc.* (Miscellaneous Manufacturing)	3,890	37,461
M/I Schottenstein Homes, Inc. (Home Builders)	2,723	62,030
Magellan Health Services, Inc.* (Healthcare - Services)	4,279	175,696
MagneTek, Inc.* (Electrical Components & Equipment)	4,668	18,905
Maidenform Brands, Inc.* (Apparel)	4,279	62,088
Manhattan Associates, Inc.* (Computers)	2,334	52,142
ManTech International Corp. - Class A* (Software)	1,945	115,319
Marcus Corp. (Lodging)	4,668	75,061
MarineMax, Inc.* (Retail)	4,279	30,937
Material Sciences Corp.* (Iron/Steel)	2,723	15,657
Matrix Service Co.* (Oil & Gas Services)	3,501	66,869
MAXIMUS, Inc. (Commercial Services)	2,334	85,985
MedCath Corp.* (Healthcare - Services)	2,723	48,796
Medical Properties Trust, Inc. (REIT)	15,171	172,191
Mentor Corp. (Healthcare - Products)	3,501	83,534
Mercury Computer Systems, Inc.* (Computers)	3,112	27,697
Meridian Bioscience, Inc. (Healthcare - Products)	3,501	101,669
Methode Electronics, Inc. (Electronics)	8,558	76,509
Micrel, Inc. (Semiconductors)	11,670	105,847
Microsemi Corp.* (Semiconductors)	9,725	247,793
Mid-America Apartment Communities, Inc. (REIT)	6,224	305,847

See accompanying notes to the Schedules of Portfolio Investments.

Midas, Inc.* (Commercial Services)	2,334	32,116
MKS Instruments, Inc.* (Semiconductors)	10,114	201,370
Mobile Mini, Inc.* (Storage/Warehousing)	3,501	67,674
Monaco Coach Corp. (Home Builders)	7,002	13,654
Moog, Inc. - Class A* (Aerospace/Defense)	4,668	200,164
Movado Group, Inc. (Retail)	2,334	52,165
MTS Systems Corp. (Computers)	1,945	81,885
Mueller Industries, Inc. (Metal Fabricate/Hardware)	8,558	196,920
Multimedia Games, Inc.* (Leisure Time)	2,723	11,791
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,112	39,242
Nash Finch Co. (Food)	3,112	134,189
NATCO Group, Inc. - Class A* (Oil & Gas Services)	2,334	93,780
National Financial Partners (Diversified Financial Services)	2,334	35,010
National Penn Bancshares, Inc. (Banks)	18,283	266,932
National Presto Industries, Inc. (Housewares)	1,167	86,942
National Retail Properties, Inc. (REIT)	16,727	400,612
Natus Medical, Inc.* (Healthcare - Products)	3,112	70,518
NCI Building Systems, Inc.* (Building Materials)	4,668	148,209
Neenah Paper, Inc. (Forest Products & Paper)	3,501	69,320
Network Equipment Technologies, Inc.* (Telecommunications)	4,668	15,965
New Jersey Resources Corp. (Gas)	9,725	349,030
Newport Corp.* (Electronics)	8,169	88,062
Northwest Natural Gas Co. (Gas)	6,224	323,648
Novatel Wireless, Inc.* (Telecommunications)	7,391	44,789
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,723	31,805
O’Charley’s, Inc. (Retail)	5,057	44,249
Odyssey Healthcare, Inc.* (Healthcare - Services)	4,279	43,432
OfficeMax, Inc. (Retail)	17,505	155,619
Old Dominion Freight Line, Inc.* (Transportation)	2,723	77,170
Old National Bancorp (Banks)	15,171	303,723
Olympic Steel, Inc. (Iron/Steel)	778	22,943
OM Group, Inc.* (Chemicals)	7,002	157,545
Omnicell, Inc.* (Software)	4,279	56,269
Omnova Solutions, Inc.* (Chemicals)	9,725	19,353
On Assignment, Inc.* (Commercial Services)	8,169	64,372
Osteotech, Inc.* (Healthcare - Products)	4,279	18,229
Owens & Minor, Inc. (Distribution/Wholesale)	9,336	452,796
Oxford Industries, Inc. (Apparel)	3,112	80,383
PAREXEL International Corp.* (Commercial Services)	7,780	222,975
Park Electrochemical Corp. (Electronics)	4,668	113,152
Parkway Properties, Inc. (REIT)	3,501	132,548
PC-Tel, Inc. (Internet)	4,279	39,880
Peet’s Coffee & Tea, Inc.* (Beverages)	1,556	43,444
Penford Corp. (Chemicals)	2,723	48,170
Pennsylvania REIT (REIT)	8,947	168,651
Perficient, Inc.* (Internet)	3,501	23,247
Pericom Semiconductor Corp.* (Semiconductors)	3,890	40,845
Perry Ellis International, Inc.* (Apparel)	1,556	23,200
PetroQuest Energy, Inc.* (Oil & Gas)	3,112	47,769
Phase Forward, Inc.* (Software)	6,224	130,144
Phoenix Technologies, Ltd.* (Software)	4,279	34,189
Photon Dynamics, Inc.* (Electronics)	4,279	65,683
Photronics, Inc.* (Semiconductors)	9,725	18,283
Piedmont Natural Gas Co., Inc. (Gas)	16,727	534,595
Pinnacle Entertainment, Inc.* (Entertainment)	13,615	102,929
Pioneer Drilling Co.* (Oil & Gas)	5,446	72,432
Piper Jaffray* (Diversified Financial Services)	3,501	151,418
Plexus Corp.* (Electronics)	5,835	120,784
PolyOne Corp.* (Chemicals)	21,395	137,998
Presidential Life Corp. (Insurance)	5,057	79,850
ProAssurance Corp.* (Insurance)	2,334	130,704
Progress Software Corp.* (Software)	3,890	101,101
Prosperity Bancshares, Inc. (Banks)	4,668	158,665
Provident Bankshares Corp. (Banks)	7,780	75,544
PS Business Parks, Inc. (REIT)	3,501	201,658
PSS World Medical, Inc.* (Healthcare - Products)	5,057	98,612
Quaker Chemical Corp. (Chemicals)	2,334	66,426
Quanex Building Products Corp. (Building Materials)	5,057	77,069
Quiksilver, Inc.* (Apparel)	8,558	49,123
Radiant Systems, Inc.* (Computers)	3,890	33,804
Radio One, Inc. - Class D* (Media)	8,558	6,419
RadiSys Corp.* (Computers)	3,112	26,763
RC2 Corp.* (Toys/Games/Hobbies)	1,556	31,120
Red Robin Gourmet Burgers, Inc.* (Retail)	1,556	41,701
Regal-Beloit Corp. (Hand/Machine Tools)	7,391	314,265
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,391	161,346
RehabCare Group, Inc.* (Healthcare - Services)	4,279	77,450
Res-Care, Inc.* (Healthcare - Services)	5,835	105,847
Rewards Network, Inc.* (Commercial Services)	2,723	13,669
RLI Corp. (Insurance)	1,945	120,765
Robbins & Myers, Inc. (Machinery - Diversified)	5,057	156,413
Rock-Tenn Co. - Class A (Forest Products & Paper)	7,780	311,044
Rogers Corp.* (Electronics)	1,945	71,926
RTI International Metals, Inc.* (Mining)	2,723	53,262
Ruby Tuesday, Inc.* (Retail)	12,059	69,822

See accompanying notes to the Schedules of Portfolio Investments.

Rudolph Technologies, Inc.* (Semiconductors)	7,002	58,677
Russ Berrie and Co., Inc.* (Household Products/Wares)	3,890	29,836
Ruth’s Hospitality Group, Inc.* (Retail)	2,334	9,173
Safety Insurance Group, Inc. (Insurance)	3,890	147,548
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	4,668	29,922
Sanderson Farms, Inc. (Food)	1,556	57,167
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,446	81,200
School Specialty, Inc.* (Retail)	3,890	121,329
Schulman (A.), Inc. (Chemicals)	6,224	123,111
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,501	66,484
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,334	184,269
Selective Insurance Group, Inc. (Insurance)	12,448	285,308
Senior Housing Properties Trust (REIT)	25,674	611,811
SI International, Inc.* (Computers)	1,167	35,068
Signature Bank* (Banks)	3,890	135,683
Skechers U.S.A., Inc. - Class A* (Apparel)	4,668	78,562
Skyline Corp. (Home Builders)	1,556	41,125
SkyWest, Inc. (Airlines)	5,446	87,027
Skyworks Solutions, Inc.* (Semiconductors)	26,452	221,139
Smith Corp. (Miscellaneous Manufacturing)	5,057	198,184
Sonic Automotive, Inc. (Retail)	6,613	55,946
South Financial Group, Inc. (Banks)	16,727	122,609
South Jersey Industries, Inc. (Gas)	7,002	249,971
Southern Union Co. (Gas)	28,397	586,398
Southwest Gas Corp. (Gas)	10,114	306,050
Sovran Self Storage, Inc. (REIT)	5,057	227,211
Spartan Motors, Inc. (Auto Parts & Equipment)	4,668	14,844
Spartan Stores, Inc. (Food)	5,057	125,818
Spectrum Brands, Inc.* (Household Products/Wares)	9,336	12,977
Spherion Corp.* (Commercial Services)	12,448	60,622
Standard Microsystems Corp.* (Semiconductors)	3,112	77,738
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,723	16,937
Standex International Corp. (Miscellaneous Manufacturing)	2,723	75,563
StarTek, Inc.* (Commercial Services)	2,723	17,482
Stein Mart, Inc. (Retail)	5,835	22,815
Stepan Co. (Chemicals)	1,556	84,911
Sterling Bancorp (Banks)	4,279	61,874
Sterling Bancshares, Inc. (Banks)	16,727	174,797
Sterling Financial Corp. (Savings & Loans)	12,059	174,855
Stewart Information Services Corp. (Insurance)	4,279	127,300
Stifel Financial Corp.* (Diversified Financial Services)	2,334	116,467
Stone Energy Corp.* (Oil & Gas)	4,668	197,596
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	3,501	24,297
Superior Industries International, Inc. (Auto Parts & Equipment)	5,446	104,345
Supertex, Inc.* (Semiconductors)	1,556	43,817
Susquehanna Bancshares, Inc. (Banks)	19,839	387,257
Swift Energy Co.* (Oil & Gas)	2,334	90,302
SWS Group, Inc. (Diversified Financial Services)	5,057	101,949
Sykes Enterprises, Inc.* (Computers)	4,668	102,509
Symmetricom, Inc.* (Telecommunications)	10,503	52,200
Symmetry Medical, Inc.* (Healthcare - Products)	2,723	50,539
Synaptics, Inc.* (Computers)	3,501	105,800
SYNNEX Corp.* (Software)	3,890	86,903
Take-Two Interactive Software, Inc. (Software)	8,169	133,972
Tanger Factory Outlet Centers, Inc. (REIT)	7,391	323,652
Technitrol, Inc. (Electronics)	9,336	138,079
Tetra Tech, Inc.* (Environmental Control)	8,558	205,905
TETRA Technologies, Inc.* (Oil & Gas Services)	5,835	80,815
Texas Industries, Inc. (Building Materials)	3,890	158,945
Texas Roadhouse, Inc. - Class A* (Retail)	5,057	45,462
The Andersons, Inc. (Agriculture)	2,334	82,203
The Buckle, Inc. (Retail)	1,945	108,025
The Cato Corp. - Class A (Retail)	6,613	116,058
The Children’s Place Retail Stores, Inc.* (Retail)	1,556	51,893
The Finish Line, Inc. - Class A (Retail)	11,281	112,697
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	5,446	58,926
The Hain Celestial Group, Inc.* (Food)	4,668	128,510
The Knot, Inc.* (Internet)	2,723	22,737
The Men’s Wearhouse, Inc. (Retail)	5,057	107,411
The Nautilus Group, Inc.* (Leisure Time)	7,391	33,777
The Navigators Group, Inc.* (Insurance)	1,556	90,248
The Pep Boys - Manny, Moe & Jack (Retail)	9,725	60,101
The Standard Register Co. (Household Products/Wares)	2,723	26,822
The Steak n Shake Co.* (Retail)	6,613	57,401
Theragenics Corp.* (Pharmaceuticals)	7,780	24,274
THQ, Inc.* (Software)	7,002	84,304
Ticketmaster* (Commercial Services)	3,501	37,566
Tollgrade Communications, Inc.* (Telecommunications)	3,112	13,070
Tower Group, Inc. (Insurance)	2,334	54,989
Tredegar Corp. (Miscellaneous Manufacturing)	5,057	89,964
TreeHouse Foods, Inc.* (Food)	7,002	207,959
TriQuint Semiconductor, Inc.* (Semiconductors)	33,065	158,381

See accompanying notes to the Schedules of Portfolio Investments.

Triumph Group, Inc. (Aerospace/Defense)	2,334	106,687
TrueBlue, Inc.* (Commercial Services)	5,057	81,721
TrustCo Bank Corp. NY (Banks)	17,505	204,984
TTM Technologies, Inc.* (Electronics)	5,446	54,024
Tuesday Morning Corp.* (Retail)	7,002	28,918
Tween Brands, Inc.* (Retail)	2,723	26,658
UGI Corp. (Gas)	24,507	631,790
UIL Holdings Corp. (Electric)	5,835	200,316
Ultratech Stepper, Inc.* (Semiconductors)	5,446	65,897
UMB Financial Corp. (Banks)	5,835	306,454
Umpqua Holdings Corp. (Banks)	14,004	205,999
UniFirst Corp. (Textiles)	3,112	134,096
Unisource Energy Corp. (Electric)	7,780	227,098
United Bankshares, Inc. (Banks)	8,947	313,145
United Community Banks, Inc. (Banks)	9,336	123,795
United Fire & Casualty Co. (Insurance)	5,057	144,580
United Stationers, Inc.* (Distribution/Wholesale)	5,446	260,482
Universal Electronics, Inc.* (Home Furnishings)	1,556	38,869
Universal Forest Products, Inc. (Building Materials)	4,279	149,380
Urstadt Biddle Properties - Class A (REIT)	4,668	87,525
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,945	160,832
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	9,725	244,292
Veeco Instruments, Inc.* (Semiconductors)	7,391	109,461
Viad Corp. (Commercial Services)	4,668	134,392
Vicor Corp. (Electrical Components & Equipment)	3,112	27,635
ViroPharma, Inc.* (Pharmaceuticals)	8,169	107,177
Vital Signs, Inc. (Healthcare - Products)	778	57,494
Volt Information Sciences, Inc.* (Commercial Services)	3,112	27,946
Wabash National Corp. (Auto Manufacturers)	7,002	66,169
Watsco, Inc. (Distribution/Wholesale)	5,835	293,384
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	3,501	174,105
Watts Water Technologies, Inc. - Class A (Electronics)	7,002	191,505
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	11,281	114,277
WD-40 Co. (Household Products/Wares)	1,945	69,884
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,890	189,910
Whitney Holding Corp. (Banks)	14,782	358,463
Winnebago Industries, Inc. (Home Builders)	2,334	30,155
Wintrust Financial Corp. (Banks)	2,723	79,920
Wolverine World Wide, Inc. (Apparel)	4,279	113,265
Woodward Governor Co. (Electronics)	7,391	260,681
World Fuel Services Corp. (Retail)	2,723	62,711
Zale Corp.* (Retail)	8,169	204,225
Zep, Inc. (Chemicals)	2,334	41,172
Zoll Medical Corp.* (Healthcare - Products)	2,334	76,368

TOTAL COMMON STOCKS
(Cost $51,093,173)		55,523,199

TOTAL INVESTMENT SECURITIES
(Cost $51,093,173)—100.9%		55,523,199
Net other assets (liabilities)—(0.9)%		(468,420)

NET ASSETS—100.0%		$55,054,779

*	Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Aerospace/Defense	1.3%
Agriculture	0.3%
Airlines	0.2%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	9.9%
Beverages	0.1%
Biotechnology	0.7%
Building Materials	2.0%
Chemicals	2.2%
Commercial Services	4.8%
Computers	1.2%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.3%
Electric	3.0%
Electrical Components & Equipment	1.2%
Electronics	5.0%
Engineering & Construction	0.9%
Entertainment	0.2%
Environmental Control	0.6%
Food	1.9%
Forest Products & Paper	1.1%
Gas	6.9%
Hand/Machine Tools	1.0%
Healthcare - Products	2.3%
Healthcare - Services	2.0%
Home Builders	0.5%
Home Furnishings	0.6%
Household Products/Wares	0.4%
Housewares	0.3%
Insurance	2.5%
Internet	0.5%
Iron/Steel	0.2%
Leisure Time	0.7%
Lodging	0.1%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	2.3%
Media	0.1%
Metal Fabricate/Hardware	1.1%
Mining	0.5%
Miscellaneous Manufacturing	2.8%
Office Furnishings	0.2%
Oil & Gas	1.2%
Oil & Gas Services	1.3%
Pharmaceuticals	1.2%
REIT	11.2%

See accompanying notes to the Schedules of Portfolio Investments.

Real Estate	0.1%
Retail	7.2%
Savings & Loans	1.1%
Semiconductors	4.1%
Software	2.8%
Storage/Warehousing	0.1%
Telecommunications	2.2%
Textiles	0.5%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Water	0.3%
Other**	(0.9)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (100.5%)
A.H. Belo Corp. - Class A (Media)	1,180	$6,089
AAR Corp.* (Aerospace/Defense)	9,440	156,610
Aaron Rents, Inc. (Commercial Services)	7,670	207,627
Abaxis, Inc.* (Healthcare - Products)	5,310	104,607
Air Methods Corp.* (Healthcare - Services)	2,360	66,812
Albany International Corp. - Class A (Machinery - Diversified)	2,360	64,499
Allscripts Healthcare Solutions, Inc.* (Software)	5,900	73,396
AMCOL International Corp. (Mining)	3,540	110,660
Amedisys, Inc.* (Healthcare - Services)	6,490	315,868
American Medical Systems Holdings, Inc.* (Healthcare - Products)	17,110	303,874
AMERIGROUP Corp.* (Healthcare - Services)	4,130	104,283
AMN Healthcare Services, Inc.* (Commercial Services)	7,080	124,396
AmSurg Corp.* (Healthcare - Services)	7,670	195,355
Analogic Corp. (Electronics)	1,180	58,717
Anixter International, Inc.* (Telecommunications)	2,950	175,554
Arbitron, Inc. (Commercial Services)	6,490	290,038
ArQule, Inc.* (Biotechnology)	2,950	9,499
ArthroCare Corp.* (Healthcare - Products)	3,540	98,129
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,770	54,569
ATC Technology Corp.* (Auto Parts & Equipment)	2,360	56,026
ATMI, Inc.* (Semiconductors)	2,950	53,041
Atwood Oceanics, Inc.* (Oil & Gas)	6,490	236,236
Avid Technology, Inc.* (Software)	4,130	99,368
Balchem Corp. (Chemicals)	4,130	110,147
Baldor Electric Co. (Hand/Machine Tools)	3,540	101,987
Bankrate, Inc.* (Commercial Services)	2,950	114,785
Basic Energy Services, Inc.* (Oil & Gas Services)	5,310	113,103
Bel Fuse, Inc. - Class B (Electronics)	1,180	33,595
Biolase Technology, Inc.* (Healthcare - Products)	3,540	6,691
Blackbaud, Inc. (Software)	10,620	195,939
Blue Coat Systems, Inc.* (Internet)	4,130	58,605
Blue Nile, Inc.* (Internet)	1,770	75,880
Boston Beer Co., Inc. - Class A* (Beverages)	2,360	112,076
Boston Private Financial Holdings, Inc. (Banks)	6,490	56,723
Bowne & Co., Inc. (Commercial Services)	2,360	27,258
Brady Corp. - Class A (Electronics)	7,080	249,782
Brightpoint, Inc.* (Distribution/Wholesale)	12,390	89,208
Bristow Group, Inc.* (Transportation)	3,540	119,794
Brush Engineered Materials, Inc.* (Mining)	4,720	87,650
Buffalo Wild Wings, Inc.* (Retail)	1,770	71,225
Cabot Microelectronics Corp.* (Chemicals)	3,540	113,563
CACI International, Inc. - Class A* (Computers)	7,080	354,708
California Pizza Kitchen, Inc.* (Retail)	3,540	45,560
CARBO Ceramics, Inc. (Oil & Gas Services)	4,720	243,599
Cascade Bancorp (Banks)	4,130	36,716
Cascade Corp. (Machinery - Diversified)	1,180	51,696
Casey’s General Stores, Inc. (Retail)	5,310	160,203
Cash America International, Inc. (Retail)	3,540	127,582
Catapult Communications Corp.* (Computers)	1,180	5,676
CBRL Group, Inc. (Retail)	2,950	77,585
CEC Entertainment, Inc.* (Retail)	5,310	176,292
Cedar Shopping Centers, Inc. (REIT)	2,950	38,999
Centene Corp.* (Healthcare - Services)	4,130	84,706
Century Aluminum Co.* (Mining)	2,950	81,686
Ceradyne, Inc.* (Miscellaneous Manufacturing)	6,490	237,923
Charlotte Russe Holding, Inc.* (Retail)	2,950	30,238
Chattem, Inc.* (Cosmetics/Personal Care)	4,720	369,010
Checkpoint Systems, Inc.* (Electronics)	3,540	66,623
Chemed Corp. (Commercial Services)	3,540	145,352
Christopher & Banks Corp. (Retail)	8,260	63,354
Clarcor, Inc. (Miscellaneous Manufacturing)	6,490	246,295
Coinstar, Inc.* (Commercial Services)	6,490	207,680
Comtech Telecommunications Corp.* (Telecommunications)	5,900	290,516
Concur Technologies, Inc.* (Software)	10,030	383,748
CONMED Corp.* (Healthcare - Products)	2,360	75,520
Consolidated Graphics, Inc.* (Commercial Services)	1,180	35,789
Cooper Cos., Inc. (Healthcare - Products)	10,620	369,151
Crocs, Inc.* (Apparel)	20,060	71,815
CryoLife, Inc.* (Biotechnology)	1,770	23,222
CSG Systems International, Inc.* (Software)	2,950	51,714
Cubic Corp. (Electronics)	2,360	58,032
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	10,030	222,967
Curtiss-Wright Corp. (Aerospace/Defense)	10,620	482,679
Cyberonics, Inc.* (Healthcare - Products)	2,360	40,120
CyberSource Corp.* (Internet)	8,850	142,573
Cymer, Inc.* (Electronics)	2,950	74,724
Cypress Semiconductor Corp.* (Semiconductors)	10,620	55,436
Daktronics, Inc. (Electronics)	8,260	137,612
Darling International, Inc.* (Environmental Control)	7,670	85,214

See accompanying notes to the Schedules of Portfolio Investments.

DealerTrack Holdings, Inc.* (Internet)	7,080	119,227
Deckers Outdoor Corp.* (Apparel)	2,950	307,036
Delphi Financial Group, Inc. - Class A (Insurance)	7,080	198,523
Deltic Timber Corp. (Forest Products & Paper)	2,360	150,450
Digi International, Inc.* (Software)	2,950	30,090
DineEquity, Inc. (Retail)	1,770	29,842
Diodes, Inc.* (Semiconductors)	7,670	141,511
Dionex Corp.* (Electronics)	4,130	262,461
Dress Barn, Inc.* (Retail)	10,620	162,380
Drew Industries, Inc.* (Building Materials)	4,130	70,664
Drill-Quip, Inc.* (Oil & Gas Services)	6,490	281,601
DSP Group, Inc.* (Semiconductors)	2,950	22,568
E.W. Scripps Co. (Media)	1,770	12,514
East West Bancorp, Inc. (Banks)	9,440	129,328
Eclipsys Corp.* (Software)	4,130	86,524
El Paso Electric Co.* (Electric)	4,130	86,730
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,360	87,698
Enzo Biochem, Inc.* (Biotechnology)	2,360	25,936
Epicor Software Corp.* (Software)	14,160	111,722
EPIQ Systems, Inc.* (Software)	7,670	104,312
Esterline Technologies Corp.* (Aerospace/Defense)	2,950	116,791
Extra Space Storage, Inc. (REIT)	7,670	117,811
FairPoint Communications, Inc. (Telecommunications)	14,750	127,883
FARO Technologies, Inc.* (Electronics)	4,130	84,128
First Cash Financial Services, Inc.* (Retail)	6,490	97,350
First Financial Bankshares, Inc. (Banks)	1,180	61,218
Flowers Foods, Inc. (Food)	12,980	381,093
Forestar Real Estate Group, Inc.* (Real Estate)	4,130	60,918
Forward Air Corp. (Transportation)	7,080	192,788
Fossil, Inc.* (Household Products/Wares)	11,210	316,458
Gardner Denver, Inc.* (Machinery - Diversified)	7,670	266,302
GenCorp, Inc.* (Aerospace/Defense)	3,540	23,860
General Communication, Inc. - Class A* (Telecommunications)	7,080	65,561
Genesco, Inc. (Retail)	2,950	98,766
Glacier Bancorp, Inc. (Banks)	5,900	146,143
Greatbatch, Inc.* (Electrical Components & Equipment)	2,950	72,393
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,130	162,474
Greenhill & Co., Inc. (Diversified Financial Services)	4,130	304,587
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,180	40,675
Haemonetics Corp.* (Healthcare - Products)	5,900	364,148
Hancock Holding Co. (Banks)	2,360	120,360
Headwaters, Inc.* (Energy - Alternate Sources)	10,030	133,900
Healthcare Services Group, Inc. (Commercial Services)	5,310	97,120
HealthExtras, Inc.* (Pharmaceuticals)	8,850	231,162
HealthSpring, Inc.* (Healthcare - Services)	4,130	87,391
Healthways, Inc.* (Healthcare - Services)	8,260	133,234
Heartland Express, Inc. (Transportation)	13,570	210,606
Heartland Payment Systems, Inc. (Commercial Services)	5,310	135,724
Hibbett Sports, Inc.* (Retail)	7,080	141,742
Hillenbrand, Inc. (Commercial Services)	8,850	178,416
HMS Holdings Corp.* (Commercial Services)	2,950	70,682
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	5,310	205,072
Hot Topic, Inc.* (Retail)	5,900	38,999
HSN, Inc.* (Retail)	5,310	58,463
Hub Group, Inc. - Class A* (Transportation)	4,130	155,494
Hutchinson Technology, Inc.* (Computers)	2,950	34,161
Iconix Brand Group, Inc.* (Apparel)	4,130	54,020
ICU Medical, Inc.* (Healthcare - Products)	2,950	89,710
II-VI, Inc.* (Electronics)	4,130	159,666
Immucor, Inc.* (Healthcare - Products)	16,520	527,979
Infinity Property & Casualty Corp. (Insurance)	4,130	170,156
Informatica Corp.* (Software)	8,260	107,297
Infospace, Inc. (Internet)	8,260	89,621
Integra LifeSciences Holdings* (Biotechnology)	4,720	207,822
Interface, Inc. - Class A (Office Furnishings)	4,130	46,958
Interval Leisure Group, Inc.* (Leisure Time)	1,770	18,408
Intevac, Inc.* (Machinery - Diversified)	5,310	56,498
inVentiv Health, Inc.* (Advertising)	7,670	135,452
Investment Technology Group, Inc.* (Diversified Financial Services)	6,490	197,491
ION Geophysical Corp.* (Oil & Gas Services)	7,080	100,465
Itron, Inc.* (Electronics)	4,720	417,862
J & J Snack Foods Corp. (Food)	1,770	60,021
j2 Global Communications, Inc.* (Internet)	10,620	247,977
Jack in the Box, Inc.* (Retail)	8,850	186,735
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,950	73,485
JDA Software Group, Inc.* (Software)	2,360	35,896
John Bean Technologies Corp.* (Miscellaneous Manufacturing)	2,360	29,878
Jos. A. Bank Clothiers, Inc.* (Retail)	4,130	138,768
K-Swiss, Inc. - Class A (Apparel)	6,490	112,926
Kaydon Corp. (Metal Fabricate/Hardware)	2,950	132,927
Kendle International, Inc.* (Commercial Services)	2,950	131,894
Kensey Nash Corp.* (Healthcare - Products)	2,950	92,807
Kirby Corp.* (Transportation)	7,670	291,000

See accompanying notes to the Schedules of Portfolio Investments.

Knight Transportation, Inc. (Transportation)	13,570	230,283
Kopin Corp.* (Semiconductors)	5,900	18,408
Landauer, Inc. (Commercial Services)	1,180	85,845
Landstar System, Inc. (Transportation)	12,390	545,903
LaSalle Hotel Properties (REIT)	4,130	96,312
LCA-Vision, Inc. (Healthcare - Products)	4,130	19,163
LHC Group, Inc.* (Healthcare - Services)	3,540	100,819
Lindsay Manufacturing Co. (Machinery - Diversified)	1,770	128,768
Littelfuse, Inc.* (Electrical Components & Equipment)	2,360	70,163
LKQ Corp.* (Distribution/Wholesale)	27,730	470,578
LoJack Corp.* (Electronics)	4,130	27,630
Lufkin Industries, Inc. (Oil & Gas Services)	1,770	140,449
Magellan Health Services, Inc.* (Healthcare - Services)	5,310	218,029
MagneTek, Inc.* (Electrical Components & Equipment)	2,360	9,558
Manhattan Associates, Inc.* (Computers)	3,540	79,084
Mannatech, Inc. (Pharmaceuticals)	3,540	14,160
ManTech International Corp. - Class A* (Software)	2,950	174,905
Martek Biosciences Corp. (Biotechnology)	7,670	240,991
Matrix Service Co.* (Oil & Gas Services)	2,360	45,076
MAXIMUS, Inc. (Commercial Services)	1,770	65,207
Mentor Corp. (Healthcare - Products)	4,130	98,542
Mercury Computer Systems, Inc.* (Computers)	2,360	21,004
Meridian Bioscience, Inc. (Healthcare - Products)	5,900	171,336
Merit Medical Systems, Inc.* (Healthcare - Products)	6,490	121,817
Meritage Homes Corp.* (Home Builders)	7,080	174,876
Micros Systems, Inc.* (Computers)	19,470	519,070
Microsemi Corp.* (Semiconductors)	8,850	225,498
Midas, Inc.* (Commercial Services)	590	8,118
Mobile Mini, Inc.* (Storage/Warehousing)	4,720	91,238
Molina Healthcare, Inc.* (Healthcare - Services)	3,540	109,740
Monarch Casino & Resort, Inc.* (Lodging)	2,950	33,601
Moog, Inc. - Class A* (Aerospace/Defense)	5,310	227,693
Movado Group, Inc. (Retail)	1,770	39,560
MTS Systems Corp. (Computers)	2,360	99,356
Multimedia Games, Inc.* (Leisure Time)	2,950	12,774
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,540	44,639
Nara Bancorp, Inc. (Banks)	5,310	59,472
NATCO Group, Inc. - Class A* (Oil & Gas Services)	2,360	94,825
National Financial Partners (Diversified Financial Services)	7,080	106,200
Natus Medical, Inc.* (Healthcare - Products)	3,540	80,216
NETGEAR, Inc.* (Telecommunications)	8,260	123,900
Network Equipment Technologies, Inc.* (Telecommunications)	2,360	8,071
NewMarket Corp. (Chemicals)	3,540	186,062
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,950	34,456
Nutri/System, Inc. (Commercial Services)	7,080	125,458
Odyssey Healthcare, Inc.* (Healthcare - Services)	3,540	35,931
Old Dominion Freight Line, Inc.* (Transportation)	4,130	117,044
Olympic Steel, Inc. (Iron/Steel)	1,180	34,798
Omnicell, Inc.* (Software)	3,540	46,551
optionsXpress Holdings, Inc. (Diversified Financial Services)	10,030	194,783
Orbital Sciences Corp.* (Aerospace/Defense)	14,160	339,415
P.F. Chang’s China Bistro, Inc.* (Retail)	5,900	138,886
Palomar Medical Technologies, Inc.* (Healthcare - Products)	4,130	55,590
Panera Bread Co. - Class A* (Retail)	7,080	360,372
Papa John’s International, Inc.* (Retail)	4,720	128,195
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	8,260	101,515
PAREXEL International Corp.* (Commercial Services)	5,310	152,185
Pediatrix Medical Group, Inc.* (Healthcare - Services)	11,210	604,443
Peet’s Coffee & Tea, Inc.* (Beverages)	1,180	32,946
Penn Virginia Corp. (Oil & Gas)	10,030	536,003
Perficient, Inc.* (Internet)	4,130	27,423
Pericom Semiconductor Corp.* (Semiconductors)	2,360	24,780
Perry Ellis International, Inc.* (Apparel)	1,180	17,594
PetMed Express, Inc.* (Pharmaceuticals)	5,900	92,630
Petroleum Development* (Oil & Gas)	3,540	157,070
PetroQuest Energy, Inc.* (Oil & Gas)	7,080	108,678
Pharmanet Development Group, Inc.* (Commercial Services)	4,720	34,078
PharMerica Corp.* (Pharmaceuticals)	7,080	159,229
Phase Forward, Inc.* (Software)	3,540	74,021
Phoenix Technologies, Ltd.* (Software)	2,360	18,856
Pioneer Drilling Co.* (Oil & Gas)	6,490	86,317
Plexus Corp.* (Electronics)	3,540	73,278
Polaris Industries, Inc. (Leisure Time)	7,670	348,908
Pool Corp. (Distribution/Wholesale)	11,210	261,529
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,540	172,150
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,770	73,030
PrivateBancorp, Inc. (Banks)	6,490	270,373
ProAssurance Corp.* (Insurance)	5,310	297,360

See accompanying notes to the Schedules of Portfolio Investments.

Progress Software Corp.* (Software)	5,900	153,341
Prosperity Bancshares, Inc. (Banks)	4,130	140,379
PSS World Medical, Inc.* (Healthcare - Products)	9,440	184,080
Quality Systems, Inc. (Software)	4,130	174,534
Quanex Building Products Corp. (Building Materials)	3,540	53,950
Quiksilver, Inc.* (Apparel)	21,240	121,918
Radiant Systems, Inc.* (Computers)	2,360	20,508
Radio One, Inc. - Class D* (Media)	10,620	7,965
RadiSys Corp.* (Computers)	2,360	20,296
RC2 Corp.* (Toys/Games/Hobbies)	2,950	59,000
Red Robin Gourmet Burgers, Inc.* (Retail)	2,360	63,248
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,080	154,556
Rewards Network, Inc.* (Commercial Services)	3,540	17,771
RLI Corp. (Insurance)	2,360	146,532
Robbins & Myers, Inc. (Machinery - Diversified)	2,950	91,244
Rogers Corp.* (Electronics)	2,360	87,273
RTI International Metals, Inc.* (Mining)	2,360	46,162
Ruth’s Hospitality Group, Inc.* (Retail)	2,360	9,275
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	6,490	41,601
Sanderson Farms, Inc. (Food)	2,360	86,706
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,720	70,375
ScanSource, Inc.* (Distribution/Wholesale)	6,490	186,847
Sciele Pharma, Inc. (Pharmaceuticals)	7,670	236,159
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,360	186,322
Secure Computing Corp.* (Internet)	13,570	74,364
Select Comfort Corp.* (Retail)	10,620	17,523
Shuffle Master, Inc.* (Entertainment)	12,390	63,065
SI International, Inc.* (Computers)	2,360	70,918
Signature Bank* (Banks)	4,130	144,054
Simpson Manufacturing Co., Inc. (Building Materials)	8,850	239,746
Skechers U.S.A., Inc. - Class A* (Apparel)	2,950	49,649
SkyWest, Inc. (Airlines)	8,260	131,995
Skyworks Solutions, Inc.* (Semiconductors)	11,210	93,716
Smith Micro Software, Inc.* (Software)	7,080	50,268
Sonic Corp.* (Retail)	14,160	206,311
Sonic Solutions* (Electronics)	6,490	28,556
Spartan Motors, Inc. (Auto Parts & Equipment)	2,950	9,381
SPSS, Inc.* (Software)	4,130	121,257
St. Mary Land & Exploration Co. (Oil & Gas)	14,750	525,837
Stage Stores, Inc. (Retail)	9,440	128,950
Stamps.com, Inc.* (Internet)	3,540	41,312
Standard Microsystems Corp.* (Semiconductors)	2,360	58,953
Standard Pacific Corp.* (Home Builders)	27,730	136,154
Stifel Financial Corp.* (Diversified Financial Services)	2,950	147,205
Stone Energy Corp.* (Oil & Gas)	3,540	149,848
Stratasys, Inc.* (Computers)	4,720	82,458
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,770	12,284
Sunrise Assisted Living, Inc.* (Healthcare - Services)	10,620	146,450
Superior Well Services, Inc.* (Oil & Gas Services)	3,540	89,597
Supertex, Inc.* (Semiconductors)	1,180	33,229
SurModics, Inc.* (Healthcare - Products)	3,540	111,475
Swift Energy Co.* (Oil & Gas)	4,720	182,617
Sykes Enterprises, Inc.* (Computers)	2,950	64,782
Symmetry Medical, Inc.* (Healthcare - Products)	5,310	98,554
Synaptics, Inc.* (Computers)	4,720	142,638
Take-Two Interactive Software, Inc. (Software)	10,030	164,492
Teledyne Technologies, Inc.* (Aerospace/Defense)	8,260	472,142
Tetra Tech, Inc.* (Environmental Control)	5,310	127,759
TETRA Technologies, Inc.* (Oil & Gas Services)	11,800	163,430
Texas Industries, Inc. (Building Materials)	2,360	96,430
Texas Roadhouse, Inc. - Class A* (Retail)	7,670	68,953
The Andersons, Inc. (Agriculture)	1,770	62,339
The Buckle, Inc. (Retail)	1,770	98,306
The Children’s Place Retail Stores, Inc.* (Retail)	4,130	137,735
The Gymboree Corp.* (Apparel)	7,080	251,340
The Hain Celestial Group, Inc.* (Food)	4,720	129,942
The Knot, Inc.* (Internet)	3,540	29,559
The Men’s Wearhouse, Inc. (Retail)	7,080	150,379
The Navigators Group, Inc.* (Insurance)	1,770	102,660
THQ, Inc.* (Software)	8,850	106,554
Ticketmaster* (Commercial Services)	5,900	63,307
Toro Co. (Housewares)	8,850	365,505
Tower Group, Inc. (Insurance)	2,360	55,602
Tractor Supply Co.* (Retail)	7,670	322,523
TradeStation Group, Inc.* (Diversified Financial Services)	6,490	60,682
Triumph Group, Inc. (Aerospace/Defense)	1,770	80,907
True Religion Apparel, Inc.* (Apparel)	3,540	91,509
TrueBlue, Inc.* (Commercial Services)	5,310	85,810
TTM Technologies, Inc.* (Electronics)	4,720	46,822
Tween Brands, Inc.* (Retail)	2,950	28,881
Tyler Technologies, Inc.* (Computers)	8,260	125,304
UCBH Holdings, Inc. (Banks)	26,550	170,185
UMB Financial Corp. (Banks)	2,360	123,947
Unit Corp.* (Oil & Gas)	11,210	558,482
United Natural Foods, Inc.* (Food)	10,030	250,650
United Online, Inc. (Internet)	19,470	183,213

See accompanying notes to the Schedules of Portfolio Investments.

Universal Electronics, Inc.* (Home Furnishings)	1,770	44,215
Universal Technical Institute, Inc.* (Commercial Services)	4,720	80,523
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,360	195,148
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	7,670	192,670
ViaSat, Inc.* (Telecommunications)	6,490	153,034
Vicor Corp. (Electrical Components & Equipment)	1,180	10,478
ViroPharma, Inc.* (Pharmaceuticals)	8,260	108,371
Vital Signs, Inc. (Healthcare - Products)	1,180	87,202
Volcom, Inc.* (Apparel)	3,540	61,171
Waste Connections, Inc.* (Environmental Control)	18,290	627,347
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	6,490	322,748
WD-40 Co. (Household Products/Wares)	1,770	63,596
Websense, Inc.* (Internet)	10,620	237,357
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,540	172,823
Wilshire Bancorp, Inc. (Banks)	4,130	50,262
Winnebago Industries, Inc. (Home Builders)	4,720	60,982
Wintrust Financial Corp. (Banks)	2,360	69,266
WMS Industries, Inc.* (Leisure Time)	10,030	306,617
Wolverine World Wide, Inc. (Apparel)	7,080	187,408
Woodward Governor Co. (Electronics)	6,490	228,902
World Acceptance Corp.* (Diversified Financial Services)	4,130	148,680
World Fuel Services Corp. (Retail)	4,130	95,114
Wright Express Corp.* (Commercial Services)	9,440	279,046
Zenith National Insurance Corp. (Insurance)	8,850	324,264
Zep, Inc. (Chemicals)	2,360	41,630
Zoll Medical Corp.* (Healthcare - Products)	2,360	77,219
Zumiez, Inc.* (Retail)	4,130	68,062

TOTAL COMMON STOCKS
(Cost $40,188,380)		47,281,774

TOTAL INVESTMENT SECURITIES
(Cost $40,188,380)—100.5%		47,281,774
Net other assets (liabilities)—(0.5)%		(244,505)

NET ASSETS—100.0%		$47,037,269

*	Non-income producing security

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.3%
Aerospace/Defense	4.0%
Agriculture	0.1%
Airlines	0.3%
Apparel	2.8%
Auto Parts & Equipment	0.1%
Banks	3.4%
Beverages	0.6%
Biotechnology	1.6%
Building Materials	1.0%
Chemicals	0.9%
Commercial Services	6.8%
Computers	3.5%
Cosmetics/Personal Care	0.8%
Distribution/Wholesale	2.2%
Diversified Financial Services	2.7%
Electric	0.2%
Electrical Components & Equipment	0.4%
Electronics	4.6%
Energy - Alternate Sources	0.3%
Entertainment	0.1%
Environmental Control	1.8%
Food	1.9%
Forest Products & Paper	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	7.2%
Healthcare - Services	4.7%
Home Builders	0.8%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Housewares	0.8%
Insurance	2.7%
Internet	3.0%
Iron/Steel	0.1%
Leisure Time	1.4%
Lodging	0.1%
Machinery - Construction & Mining	0.1%
Machinery - Diversified	1.4%
Media	NM
Metal Fabricate/Hardware	0.7%
Mining	0.7%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.1%
Oil & Gas	5.3%
Oil & Gas Services	3.5%
Pharmaceuticals	2.6%
REIT	0.6%
Real Estate	0.1%
Retail	8.0%
Semiconductors	1.9%
Software	5.1%
Storage/Warehousing	0.2%
Telecommunications	2.0%
Toys/Games/Hobbies	0.3%
Transportation	3.9%
Other**	(0.5)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks† (100.0%)
Aluminum Corp. of China, Ltd. (Mining)	61,248	$927,907
AU Optronics Corp. (Electronics)	108,096	1,227,971
Baidu.com, Inc.* (Internet)	5,104	1,266,966
BHP Billiton, Ltd. (Mining)	66,671	3,466,225
Canadian Solar, Inc.* (Energy - Alternate Sources)	38,599	753,839
China Life Insurance Co., Ltd. (Insurance)	81,664	4,542,152
China Mobile, Ltd. (Telecommunications)	132,704	6,645,816
China Petroleum and Chemical Corp. (Oil & Gas)	55,825	4,372,772
Chunghwa Telecom Co., Ltd. (Telecommunications)	88,951	2,105,470
CNOOC, Ltd. (Oil & Gas)	21,054	2,410,894
Ctrip.com International, Ltd. (Internet)	26,796	1,034,594
Flextronics International, Ltd.* (Electronics)	167,794	1,187,982
Focus Media Holding, Ltd.* (Advertising)	42,746	1,218,688
HDFC Bank, Ltd. (Banks)	17,864	1,517,547
ICICI Bank, Ltd. (Banks)	52,316	1,230,472
Infosys Technologies, Ltd. (Software)	52,635	1,753,272
JA Solar Holdings Co., Ltd.* (Energy - Alternate Sources)	69,223	732,379
KB Financial Group, Inc.* (Banks)	34,133	1,559,537
LDK Solar Company, Ltd.* (Energy - Alternate Sources)	46,255	1,388,575
New Oriental Education & Technology Group, Inc.* (Commercial Services)	22,330	1,434,479
PetroChina Company, Ltd. (Oil & Gas)	100,485	10,322,824
POSCO (Iron/Steel)	21,692	2,025,382
SINA Corp.* (Internet)	31,262	1,100,422
SK Telecom Co., Ltd. (Telecommunications)	87,087	1,638,977
Sohu.com, Inc.* (Internet)	20,097	1,120,408
Solarfun Power Holdings Co., Ltd.* (Energy - Alternate Sources)	96,657	1,017,798
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	38,599	1,384,546
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	284,278	2,663,685
Trina Solar, Ltd.* (Energy - Alternate Sources)	36,685	841,921
United Microelectronics Corp. (Semiconductors)	370	722
Yingli Green Energy Holding Co., Ltd.* (Energy - Alternate Sources)	66,671	734,714

TOTAL COMMON STOCKS
(Cost $44,521,524)		63,628,936

TOTAL INVESTMENT SECURITIES
(Cost $44,521,524)—100.0%		63,628,936
Net other assets (liabilities)—NM		30,331

NET ASSETS—100.0%		$63,659,267

†	As of September 30, 2008, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $293,500)	5	$(10,353)

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	1.9%
Banks	6.7%
Commercial Services	2.3%
Electronics	3.8%
Energy - Alternate Sources	10.8%
Insurance	7.1%
Internet	7.1%
Iron/Steel	3.2%
Mining	6.9%
Oil & Gas	26.9%
Semiconductors	4.2%
Software	2.8%
Telecommunications	16.3%
Other**	NM
ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of September 30, 2008:

Australia	5.4%
China	53.8%
Hong Kong	14.2%
India	7.1%
South Korea	8.2%
Singapore	1.9%
Taiwan	9.4%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks† (98.9%)
ABB, Ltd. (Engineering & Construction)	59,385	$1,152,069
Alcatel-Lucent* (Telecommunications)	167,455	643,027
Alcon, Inc. (Healthcare - Products)	10,165	1,641,749
ArcelorMittal (Iron/Steel)	27,285	1,347,333
ASML Holding N.V.(Semiconductors)	40,660	716,023
AstraZeneca PLC (Pharmaceuticals)	42,800	1,878,064
BP Amoco PLC (Oil & Gas)	51,360	2,576,731
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	25,145	483,790
Credit Suisse Group (Diversified Financial Services)	33,170	1,601,448
DaimlerChrysler AG (Auto Manufacturers)	24,075	1,215,787
Deutsche Bank AG (Banks)	14,980	1,095,937
DryShips, Inc. (Transportation)	11,235	398,730
Elan Corp. PLC* (Pharmaceuticals)	42,800	456,676
GlaxoSmithKline PLC (Pharmaceuticals)	55,640	2,418,114
HSBC Holdings PLC (Banks)	39,590	3,200,060
Millicom International Cellular S.A. (Telecommunications)	10,165	698,031
Nokia OYJ (Telecommunications)	82,390	1,536,573
Novartis AG (Pharmaceuticals)	52,965	2,798,671
Rio Tinto PLC (Mining)	4,815	1,201,343
Royal Dutch Shell PLC - Class A (Oil & Gas)	50,290	2,967,613
Sanofi-Aventis (Pharmaceuticals)	60,455	1,987,156
SAP AG (Software)	35,310	1,886,613
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	23,005	1,098,489
Siemens AG (Miscellaneous Manufacturing)	19,795	1,858,553
Telefonaktiebolaget LM Ericsson (Telecommunications)	57,245	539,820
Tenaris S.A. (Iron/Steel)	25,680	957,607
Total Fina S.A. (Oil & Gas)	40,660	2,467,249
UBS AG* (Diversified Financial Services)	58,850	1,032,229
Unilever N.V. (Food)	67,945	1,913,331
Vodafone Group PLC (Telecommunications)	95,765	2,116,406

TOTAL COMMON STOCKS
(Cost $35,789,410)		45,885,222

	Principal
	Amount

Repurchase Agreements (0.3%)
Bank of America, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $10,000 (Collateralized by $10,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $10,968)	$10,000	10,000
Deutsche Bank, 1.42%, 10/1/08, dated 9/30/08, with a repurchase price of $23,001 (Collateralized by $23,000 U.S. Treasury Notes, 3.25%, 12/31/09, market value $23,379)	23,000	23,000
HSBC, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $53,002 (Collateralized by $53,000 U.S. Treasury Notes, 3.25%, 12/31/09, market value $53,874)	53,000	53,000
UBS, 0.90%, 10/1/08, dated 9/30/08, with a repurchase price of $36,001 (Collateralized by $34,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $37,290)	36,000	36,000
UMB, 0.75%, 10/1/08, dated 9/30/08, with a repurchase price of $2,000 (Collateralized by $100,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $98,231)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $124,000)		124,000

TOTAL INVESTMENT SECURITIES
(Cost $35,913,410)—99.2%		46,009,222
Net other assets (liabilities)—0.8%		369,589

NET ASSETS—100.0%		$46,378,811

†	As of September 30, 2008 all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $587,000)	10	$(18,142)

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Auto Manufacturers	2.6%
Banks	9.3%
Diversified Financial Services	5.6%
Engineering & Construction	3.5%
Food	4.1%
Healthcare - Products	3.5%
Iron/Steel	5.0%
Mining	2.6%
Miscellaneous Manufacturing	4.0%
Oil & Gas	17.3%
Pharmaceuticals	22.9%
Semiconductors	1.5%
Software	4.1%
Telecommunications	12.0%
Transportation	0.9%
Other**	1.1%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of September 30, 2008:

Finland	3.3%
France	11.0%
Germany	13.1%
Greece	0.9%
Ireland	1.0%

See accompanying notes to the Schedules of Portfolio Investments.

Luxembourg	6.5%
Netherlands	6.7%
Sweden	1.2%
Switzerland	17.7%
United Kingdom	37.5%
Other**	1.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (95.4%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $285,009 (Collateralized by $266,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $291,742)	$285,000	$285,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $285,011 (Collateralized by $291,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $291,482)	285,000	285,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $285,009 (Collateralized by $280,000 of various U.S. Government Agency Obligations, 5.13%-5.25%, 9/11/09-10/18/16, market value $291,834)	285,000	285,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $282,007 (Collateralized by $279,000 of various Federal Home Loan Mortgage Corp. Securities, 4.38%-5.13%, 5/13/13-10/18/16, market value $289,101)	282,000	282,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $285,006 (Collateralized by $313,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $307,462)	285,000	285,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,422,000)		1,422,000

TOTAL INVESTMENT SECURITIES
(Cost $1,422,000)—95.4%		1,422,000
Net other assets (liabilities)—4.6%		68,141

NET ASSETS—100.0%		$1,490,141

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 12/19/08 (Underlying notional amount at value $160,830)	2	$(10,312)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 10/27/08	$1,334,159	$70,388

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (93.4%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $758,024 (Collateralized by $707,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $775,420)	$758,000	$758,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $767,030 (Collateralized by $782,000 of various U.S. Treasury Securities, 3.25%-3.38%, 12/31/09-3/5/10, market value $783,533)	767,000	767,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $788,025 (Collateralized by $778,000 of various U.S. Treasury Securities, 3.25%-5.25%, 9/11/09-10/18/16, market value $804,904)	788,000	788,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $790,020 (Collateralized by $805,000 of various U.S. Government Agency Obligations, 2.70%‡-5.13%, 12/10/08-10/18/16, market value $807,272)	790,000	790,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $752,016 (Collateralized by $881,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $865,411)	752,000	752,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,855,000)		3,855,000

TOTAL INVESTMENT SECURITIES
(Cost $3,855,000)—93.4%		3,855,000
Net other assets (liabilities)—6.6%		271,774

NET ASSETS—100.0%		$4,126,774

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 10/27/08	$202,424	$17,440
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 10/27/08	3,947,531	347,411

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (90.3%)
Bank of America, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $1,909,060 (Collateralized by $1,776,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $1,947,874)	$1,909,000	$1,909,000
Deutsche Bank, 1.42%, 10/1/08, dated 9/30/08, with a repurchase price of $1,909,075 (Collateralized by $1,944,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,947,221)	1,909,000	1,909,000
HSBC, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $1,909,060 (Collateralized by $1,978,000 Federal Farm Credit Bank, 5.20%, 9/18/18, market value $1,948,107)	1,909,000	1,909,000
UBS, 0.90%, 10/1/08, dated 9/30/08, with a repurchase price of $1,908,048 (Collateralized by $1,957,000 Federal National Mortgage Association, 2.70%‡, 12/10/08, market value $1,946,782)	1,908,000	1,908,000
UMB, 0.75%, 10/1/08, dated 9/30/08, with a repurchase price of $1,909,040 (Collateralized by $1,983,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $1,947,912)	1,909,000	1,909,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,544,000)		9,544,000

	Contracts

Options Purchased(NM)
Nikkei Future Put Option 7500 expiring October 2008	50	574

TOTAL OPTIONS PURCHASED
(Cost $1,450)		574

TOTAL INVESTMENT SECURITIES
(Cost $9,545,450)—90.3%		9,544,574
Net other assets (liabilities)—9.7%		1,027,360

NET ASSETS—100.0%		$10,571,934

‡	Represents the effective yield or interest rate in effect at September 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 12/12/08 (Underlying notional amount at value $10,785,500)	185	$(701,063)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (73.4%)
3M Co. (Miscellaneous Manufacturing)	1,170	$79,923
Abbott Laboratories (Pharmaceuticals)	2,574	148,211
Abercrombie & Fitch Co. - Class A (Retail)	144	5,681
Adobe Systems, Inc.* (Software)	891	35,168
Advanced Micro Devices, Inc.* (Semiconductors)	1,017	5,339
Aetna, Inc. (Healthcare - Services)	792	28,599
Affiliated Computer Services, Inc. - Class A* (Computers)	162	8,202
AFLAC, Inc. (Insurance)	792	46,530
Agilent Technologies, Inc.* (Electronics)	594	17,618
Air Products & Chemicals, Inc. (Chemicals)	351	24,040
AK Steel Holding Corp. (Iron/Steel)	189	4,899
Akamai Technologies, Inc.* (Internet)	279	4,866
Alcoa, Inc. (Mining)	1,359	30,686
Allegheny Energy, Inc. (Electric)	279	10,259
Allegheny Technologies, Inc. (Iron/Steel)	171	5,053
Allergan, Inc. (Pharmaceuticals)	513	26,419
Allied Waste Industries, Inc.* (Environmental Control)	567	6,299
Allstate Corp. (Insurance)	909	41,923
Altera Corp. (Semiconductors)	504	10,423
Altria Group, Inc. (Agriculture)	3,447	68,388
Amazon.com, Inc.* (Internet)	531	38,636
Ameren Corp. (Electric)	351	13,700
American Capital, Ltd. (Investment Companies)	342	8,724
American Electric Power, Inc. (Electric)	675	25,029
American Express Co. (Diversified Financial Services)	1,935	68,557
American International Group, Inc. (Insurance)	4,491	14,955
American Tower Corp.* (Telecommunications)	657	23,632
Ameriprise Financial, Inc. (Diversified Financial Services)	360	13,752
AmerisourceBergen Corp. (Pharmaceuticals)	261	9,827
Amgen, Inc.* (Biotechnology)	1,773	105,086
Amphenol Corp. - Class A (Electronics)	288	11,560
Anadarko Petroleum Corp. (Oil & Gas)	783	37,983
Analog Devices, Inc. (Semiconductors)	486	12,806
Anheuser-Busch Cos., Inc. (Beverages)	1,206	78,245
AON Corp. (Insurance)	468	21,041
Apache Corp. (Oil & Gas)	558	58,188
Apartment Investment and Management Co. - Class A (REIT)	153	5,358
Apollo Group, Inc. - Class A* (Commercial Services)	180	10,674
Apple Computer, Inc.* (Computers)	1,485	168,785
Applied Biosystems, Inc. (Electronics)	279	9,556
Applied Materials, Inc. (Semiconductors)	2,241	33,906
Archer-Daniels-Midland Co. (Agriculture)	1,080	23,663
Ashland, Inc. (Chemicals)	99	2,895
Assurant, Inc. (Insurance)	198	10,890
AT&T, Inc. (Telecommunications)	9,846	274,900
Autodesk, Inc.* (Software)	378	12,682
Automatic Data Processing, Inc. (Software)	855	36,551
AutoNation, Inc.* (Retail)	180	2,023
AutoZone, Inc.* (Retail)	72	8,880
Avalonbay Communities, Inc. (REIT)	126	12,401
Avery Dennison Corp. (Household Products/Wares)	180	8,006
Avon Products, Inc. (Cosmetics/Personal Care)	711	29,556
Baker Hughes, Inc. (Oil & Gas Services)	513	31,057
Ball Corp. (Packaging & Containers)	162	6,397
Bank of America Corp. (Banks)	7,623	266,805
Bank of New York Mellon Corp. (Banks)	1,917	62,456
Bard (C.R.), Inc. (Healthcare - Products)	162	15,369
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	180	11,754
Baxter International, Inc. (Healthcare - Products)	1,053	69,108
BB&T Corp. (Banks)	918	34,700
Becton, Dickinson & Co. (Healthcare - Products)	405	32,505
Bed Bath & Beyond, Inc.* (Retail)	432	13,569
Bemis Co., Inc. (Packaging & Containers)	171	4,467
Best Buy Co., Inc. (Retail)	567	21,262
Big Lots, Inc.* (Retail)	135	3,757
Biogen Idec, Inc.* (Biotechnology)	486	24,441
BJ Services Co. (Oil & Gas Services)	495	9,469
Black & Decker Corp. (Hand/Machine Tools)	99	6,014
BMC Software, Inc.* (Software)	315	9,018
Boeing Co. (Aerospace/Defense)	1,233	70,713
Boston Properties, Inc. (REIT)	198	18,545
Boston Scientific Corp.* (Healthcare - Products)	2,511	30,810
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,312	69,055
Broadcom Corp. - Class A* (Semiconductors)	738	13,749
Brown-Forman Corp. (Beverages)	135	9,694
Burlington Northern Santa Fe Corp. (Transportation)	468	43,257
C.H. Robinson Worldwide, Inc. (Transportation)	288	14,676
CA, Inc. (Software)	657	13,114
Cabot Oil & Gas Corp. (Oil & Gas)	171	6,180
Cameron International Corp.* (Oil & Gas Services)	360	13,874
Campbell Soup Co. (Food)	351	13,549
Capital One Financial Corp. (Diversified Financial Services)	630	32,130
Cardinal Health, Inc. (Pharmaceuticals)	603	29,716

See accompanying notes to the Schedules of Portfolio Investments.

Carnival Corp. - Class AADR (Leisure Time)	729	25,770
Caterpillar, Inc. (Machinery - Construction & Mining)	1,017	60,613
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	288	3,851
CBS Corp. - Class B (Media)	1,134	16,534
Celgene Corp.* (Biotechnology)	756	47,840
CenterPoint Energy, Inc. (Electric)	567	8,261
Centex Corp. (Home Builders)	207	3,353
CenturyTel, Inc. (Telecommunications)	171	6,267
CF Industries Holdings, Inc. (Chemicals)	90	8,231
Chesapeake Energy Corp. (Oil & Gas)	873	31,306
ChevronTexaco Corp. (Oil & Gas)	3,438	283,566
Chubb Corp. (Insurance)	603	33,105
Ciena Corp.* (Telecommunications)	153	1,542
CIGNA Corp. (Insurance)	459	15,597
Cincinnati Financial Corp. (Insurance)	270	7,679
Cintas Corp. (Textiles)	225	6,460
Cisco Systems, Inc.* (Telecommunications)	9,873	222,735
CIT Group, Inc. (Diversified Financial Services)	477	3,320
Citigroup, Inc. (Diversified Financial Services)	9,099	186,620
Citrix Systems, Inc.* (Software)	306	7,730
Clorox Co. (Household Products/Wares)	234	14,669
CME Group, Inc. (Diversified Financial Services)	108	40,123
CMS Energy Corp. (Electric)	378	4,714
Coach, Inc.* (Apparel)	567	14,198
Coca-Cola Co. (Beverages)	3,321	175,614
Coca-Cola Enterprises, Inc. (Beverages)	531	8,905
Cognizant Technology Solutions Corp.* (Computers)	486	11,095
Colgate-Palmolive Co. (Cosmetics/Personal Care)	846	63,746
Comcast Corp. - Special Class A (Media)	4,878	95,755
Comerica, Inc. (Banks)	252	8,263
Computer Sciences Corp.* (Computers)	252	10,113
Compuware Corp.* (Software)	423	4,099
ConAgra Foods, Inc. (Food)	756	14,712
ConocoPhillips (Oil & Gas)	2,538	185,908
CONSOL Energy, Inc. (Coal)	306	14,042
Consolidated Edison, Inc. (Electric)	459	19,719
Constellation Brands, Inc.* (Beverages)	324	6,953
Constellation Energy Group, Inc. (Electric)	297	7,217
Convergys Corp.* (Commercial Services)	207	3,059
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	288	11,506
Corning, Inc. (Telecommunications)	2,637	41,243
Costco Wholesale Corp. (Retail)	729	47,334
Coventry Health Care, Inc.* (Healthcare - Services)	252	8,203
Covidien, Ltd.ADR (Healthcare - Products)	837	44,997
CSX Corp. (Transportation)	684	37,326
Cummins, Inc. (Machinery - Diversified)	342	14,952
CVS Corp. (Retail)	2,403	80,885
D.R. Horton, Inc. (Home Builders)	459	5,976
Danaher Corp. (Miscellaneous Manufacturing)	423	29,356
Darden Restaurants, Inc. (Retail)	234	6,699
DaVita, Inc.* (Healthcare - Services)	171	9,749
Dean Foods Co.* (Food)	252	5,887
Deere & Co. (Machinery - Diversified)	711	35,194
Dell, Inc.* (Computers)	2,916	48,056
Developers Diversified Realty Corp. (REIT)	198	6,275
Devon Energy Corp. (Oil & Gas)	738	67,306
Dillards, Inc. - Class A (Retail)	99	1,168
DIRECTV Group, Inc.* (Media)	963	25,202
Discover Financial Services (Diversified Financial Services)	801	11,070
Dominion Resources, Inc. (Electric)	972	41,582
Dover Corp. (Miscellaneous Manufacturing)	315	12,773
DTE Energy Co. (Electric)	270	10,787
Duke Energy Corp. (Electric)	2,115	36,864
Dynegy, Inc. - Class A* (Electric)	846	3,029
E* TRADE Financial Corp.* (Diversified Financial Services)	900	2,520
E.I. du Pont de Nemours & Co. (Chemicals)	1,512	60,934
Eastman Chemical Co. (Chemicals)	126	6,899
Eastman Kodak Co. (Miscellaneous Manufacturing)	486	7,475
Eaton Corp. (Miscellaneous Manufacturing)	279	15,674
eBay, Inc.* (Internet)	1,827	40,888
Ecolab, Inc. (Chemicals)	297	14,410
Edison International (Electric)	549	21,905
El Paso Corp. (Pipelines)	1,170	14,929
Electronic Arts, Inc.* (Software)	531	19,642
Eli Lilly & Co. (Pharmaceuticals)	1,674	73,706
Embarq Corp. (Telecommunications)	234	9,489
EMC Corp.* (Computers)	3,465	41,441
Emerson Electric Co. (Electrical Components & Equipment)	1,296	52,864
Ensco International, Inc. (Oil & Gas)	243	14,004
Entergy Corp. (Electric)	324	28,839
EOG Resources, Inc. (Oil & Gas)	414	37,036
Equifax, Inc. (Commercial Services)	216	7,441
Equity Residential Properties Trust (REIT)	450	19,985
Exelon Corp. (Electric)	1,098	68,757
Expedia, Inc.* (Internet)	351	5,304
Expeditors International of Washington, Inc. (Transportation)	360	12,542
Express Scripts, Inc.* (Pharmaceuticals)	414	30,561
Exxon Mobil Corp. (Oil & Gas)	8,685	674,477
Family Dollar Stores, Inc. (Retail)	234	5,546
Fastenal Co. (Distribution/Wholesale)	216	10,668
See accompanying notes to the Schedules of Portfolio Investments.

Federated Investors, Inc. - Class B (Diversified Financial Services)	144	4,152
FedEx Corp. (Transportation)	522	41,259
Fidelity National Information Services, Inc. (Software)	315	5,815
Fifth Third Bancorp (Banks)	963	11,460
First Horizon National Corp. (Banks)	344	3,268
FirstEnergy Corp. (Electric)	513	34,366
Fiserv, Inc.* (Software)	270	12,776
Fluor Corp. (Engineering & Construction)	297	16,543
Ford Motor Co.* (Auto Manufacturers)	3,780	19,656
Forest Laboratories, Inc.* (Pharmaceuticals)	513	14,508
Fortune Brands, Inc. (Household Products/Wares)	252	14,455
FPL Group, Inc. (Electric)	684	34,405
Franklin Resources, Inc. (Diversified Financial Services)	252	22,209
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	639	36,327
Frontier Communications Corp. (Telecommunications)	531	6,107
GameStop Corp. - Class A* (Retail)	270	9,237
Gannett Co., Inc. (Media)	378	6,392
General Dynamics Corp. (Aerospace/Defense)	666	49,031
General Electric Co. (Miscellaneous Manufacturing)	16,632	424,116
General Growth Properties, Inc. (REIT)	378	5,708
General Mills, Inc. (Food)	558	38,346
General Motors Corp. (Auto Manufacturers)	945	8,930
Genuine Parts Co. (Distribution/Wholesale)	270	10,857
Genworth Financial, Inc. - Class A (Diversified Financial Services)	720	6,199
Genzyme Corp.* (Biotechnology)	450	36,400
Gilead Sciences, Inc.* (Pharmaceuticals)	1,539	70,148
Goodrich Corp. (Aerospace/Defense)	207	8,611
Google, Inc. - Class A* (Internet)	396	158,606
H & R Block, Inc. (Commercial Services)	549	12,380
Halliburton Co. (Oil & Gas Services)	1,467	47,516
Harley-Davidson, Inc. (Leisure Time)	396	14,771
Harman International Industries, Inc. (Home Furnishings)	99	3,373
Harris Corp. (Telecommunications)	225	10,395
Hartford Financial Services Group, Inc. (Insurance)	504	20,659
Hasbro, Inc. (Toys/Games/Hobbies)	207	7,187
HCP, Inc. (REIT)	423	16,975
Heinz (H.J.) Co. (Food)	522	26,053
Hercules, Inc. (Chemicals)	189	3,740
Hess Corp. (Oil & Gas)	477	39,152
Hewlett-Packard Co. (Computers)	4,095	189,353
Home Depot, Inc. (Retail)	2,835	73,398
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,242	51,605
Hospira, Inc.* (Pharmaceuticals)	270	10,314
Host Marriott Corp. (REIT)	864	11,483
Hudson City Bancorp, Inc. (Savings & Loans)	873	16,107
Humana, Inc.* (Healthcare - Services)	279	11,495
Huntington Bancshares, Inc. (Banks)	612	4,890
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	666	29,604
IMS Health, Inc. (Software)	306	5,786
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	531	16,551
Integrys Energy Group, Inc. (Electric)	126	6,292
Intel Corp. (Semiconductors)	9,396	175,987
IntercontinentalExchange, Inc.* (Diversified Financial Services)	126	10,166
International Business Machines Corp. (Computers)	2,268	265,265
International Flavors & Fragrances, Inc. (Chemicals)	135	5,327
International Game Technology (Entertainment)	522	8,968
International Paper Co. (Forest Products & Paper)	711	18,614
Interpublic Group of Cos., Inc.* (Advertising)	792	6,138
Intuit, Inc.* (Software)	540	17,069
Intuitive Surgical, Inc.* (Healthcare - Products)	63	15,182
Invesco, Ltd.ADR (Diversified Financial Services)	648	13,595
ITT Industries, Inc. (Miscellaneous Manufacturing)	306	17,017
J.C. Penney Co., Inc. (Retail)	369	12,302
J.P. Morgan Chase & Co. (Diversified Financial Services)	5,742	268,151
Jabil Circuit, Inc. (Electronics)	351	3,349
Jacobs Engineering Group, Inc.* (Engineering & Construction)	207	11,242
Janus Capital Group, Inc. (Diversified Financial Services)	270	6,556
JDS Uniphase Corp.* (Telecommunications)	360	3,046
Johnson & Johnson (Healthcare - Products)	4,671	323,607
Johnson Controls, Inc. (Auto Parts & Equipment)	990	30,027
Jones Apparel Group, Inc. (Apparel)	135	2,499
Juniper Networks, Inc.* (Telecommunications)	909	19,153
KB Home (Home Builders)	126	2,480
Kellogg Co. (Food)	423	23,730
KeyCorp (Banks)	828	9,886
Kimberly-Clark Corp. (Household Products/Wares)	693	44,934
Kimco Realty Corp. (REIT)	378	13,963
King Pharmaceuticals, Inc.* (Pharmaceuticals)	414	3,966
KLA-Tencor Corp. (Semiconductors)	288	9,115
Kohls Corp.* (Retail)	513	23,639
Kraft Foods, Inc. (Food)	2,538	83,119
Kroger Co. (Food)	1,098	30,173
L-3 Communications Holdings, Inc. (Aerospace/Defense)	207	20,352
Laboratory Corp. of America Holdings* (Healthcare - Services)	189	13,136

See accompanying notes to the Schedules of Portfolio Investments.

Legg Mason, Inc. (Diversified Financial Services)	234	8,906
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	270	5,883
Lender Processing Services, Inc. (Diversified Financial Services)	144	4,395
Lennar Corp. - Class A (Home Builders)	234	3,554
Leucadia National Corp. (Holding Companies - Diversified)	297	13,496
Lexmark International, Inc. - Class A* (Computers)	144	4,690
Limited, Inc. (Retail)	477	8,262
Lincoln National Corp. (Insurance)	432	18,494
Linear Technology Corp. (Semiconductors)	369	11,314
Liz Claiborne, Inc. (Apparel)	162	2,662
Lockheed Martin Corp. (Aerospace/Defense)	558	61,196
Loews Corp. (Insurance)	603	23,812
Lorillard, Inc. (Agriculture)	288	20,491
Lowe’s Cos., Inc. (Retail)	2,448	57,993
LSI Logic Corp.* (Semiconductors)	1,080	5,789
M&T Bank Corp. (Banks)	126	11,246
Macy’s, Inc. (Retail)	702	12,622
Manitowoc Co. (Machinery - Diversified)	216	3,359
Marathon Oil Corp. (Oil & Gas)	1,179	47,007
Marriott International, Inc. - Class A (Lodging)	495	12,915
Marsh & McLennan Cos., Inc. (Insurance)	855	27,155
Marshall & Ilsley Corp. (Banks)	432	8,705
Masco Corp. (Building Materials)	603	10,818
Massey Energy Co. (Coal)	144	5,136
MasterCard, Inc. - Class A (Software)	117	20,748
Mattel, Inc. (Toys/Games/Hobbies)	603	10,878
MBIA, Inc. (Insurance)	324	3,856
McCormick & Co., Inc. (Food)	216	8,305
McDonald’s Corp. (Retail)	1,881	116,058
McGraw-Hill Cos., Inc. (Media)	531	16,785
McKesson Corp. (Commercial Services)	459	24,699
MeadWestvaco Corp. (Forest Products & Paper)	288	6,713
Medco Health Solutions, Inc.* (Pharmaceuticals)	846	38,070
Medtronic, Inc. (Healthcare - Products)	1,890	94,689
MEMC Electronic Materials, Inc.* (Semiconductors)	378	10,682
Merck & Co., Inc. (Pharmaceuticals)	3,582	113,048
Meredith Corp. (Media)	63	1,767
Merrill Lynch & Co., Inc. (Diversified Financial Services)	2,556	64,667
MetLife, Inc. (Insurance)	1,152	64,512
MGIC Investment Corp. (Insurance)	207	1,455
Microchip Technology, Inc. (Semiconductors)	306	9,006
Micron Technology, Inc.* (Semiconductors)	1,269	5,139
Microsoft Corp. (Software)	13,122	350,226
Millipore Corp.* (Biotechnology)	90	6,192
Molex, Inc. (Electrical Components & Equipment)	234	5,253
Molson Coors Brewing Co. - Class B (Beverages)	252	11,781
Monsanto Co. (Agriculture)	918	90,864
Monster Worldwide, Inc.* (Internet)	207	3,086
Moody’s Corp. (Commercial Services)	333	11,322
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,854	42,642
Motorola, Inc. (Telecommunications)	3,789	27,053
Murphy Oil Corp. (Oil & Gas)	315	20,204
Mylan Laboratories, Inc.* (Pharmaceuticals)	513	5,858
Nabors Industries, Ltd.ADR* (Oil & Gas)	468	11,663
National City Corp. (Banks)	1,269	2,221
National Semiconductor Corp. (Semiconductors)	324	5,576
National-Oilwell Varco, Inc.* (Oil & Gas Services)	702	35,261
NetApp, Inc.* (Computers)	549	10,008
Newell Rubbermaid, Inc. (Housewares)	459	7,922
Newmont Mining Corp. (Mining)	765	29,651
News Corp. - Class A (Media)	3,834	45,970
Nicor, Inc. (Gas)	72	3,193
NIKE, Inc. - Class B (Apparel)	657	43,953
NiSource, Inc. (Electric)	459	6,775
Noble Corp.ADR (Oil & Gas)	450	19,755
Noble Energy, Inc. (Oil & Gas)	288	16,010
Nordstrom, Inc. (Retail)	270	7,781
Norfolk Southern Corp. (Transportation)	630	41,712
Nortel Networks Corp.ADR* (Telecommunications)	367	822
Northern Trust Corp. (Banks)	369	26,642
Northrop Grumman Corp. (Aerospace/Defense)	567	34,326
Novell, Inc.* (Software)	576	2,961
Novellus Systems, Inc.* (Semiconductors)	162	3,182
Nucor Corp. (Iron/Steel)	531	20,974
NVIDIA Corp.* (Semiconductors)	927	9,928
NYSE Euronext (Diversified Financial Services)	441	17,278
Occidental Petroleum Corp. (Oil & Gas)	1,368	96,376
Office Depot, Inc.* (Retail)	459	2,671
Omnicom Group, Inc. (Advertising)	531	20,475
Oracle Corp.* (Software)	6,552	133,071
PACCAR, Inc. (Auto Manufacturers)	603	23,029
Pactiv Corp.* (Packaging & Containers)	216	5,363
Pall Corp. (Miscellaneous Manufacturing)	198	6,809
Parker Hannifin Corp. (Miscellaneous Manufacturing)	279	14,787
Patriot Coal Corp.* (Coal)	172	4,997
Patterson Cos., Inc.* (Healthcare - Products)	153	4,653
Paychex, Inc. (Commercial Services)	540	17,836
Peabody Energy Corp. (Coal)	459	20,655
Pepco Holdings, Inc. (Electric)	333	7,629

See accompanying notes to the Schedules of Portfolio Investments.

PepsiCo, Inc. (Beverages)	2,619	186,656
PerkinElmer, Inc. (Electronics)	198	4,944
Pfizer, Inc. (Pharmaceuticals)	11,268	207,782
PG&E Corp. (Electric)	603	22,582
Philip Morris International, Inc. (Commercial Services)	3,447	165,801
Pinnacle West Capital Corp. (Electric)	171	5,884
Pioneer Natural Resources Co. (Oil & Gas)	180	9,410
Pitney Bowes, Inc. (Office/Business Equipment)	351	11,674
Plum Creek Timber Co., Inc. (Forest Products & Paper)	288	14,360
PNC Financial Services Group (Banks)	576	43,027
Polo Ralph Lauren Corp. (Apparel)	99	6,597
PPG Industries, Inc. (Chemicals)	270	15,746
PPL Corp. (Electric)	630	23,323
Praxair, Inc. (Chemicals)	531	38,094
Precision Castparts Corp. (Metal Fabricate/Hardware)	234	18,435
Principal Financial Group, Inc. (Insurance)	432	18,788
Procter & Gamble Co. (Cosmetics/Personal Care)	5,076	353,746
Progress Energy, Inc. (Electric)	441	19,020
Progressive Corp. (Insurance)	1,125	19,575
ProLogis (REIT)	441	18,200
Prudential Financial, Inc. (Insurance)	711	51,192
Public Service Enterprise Group, Inc. (Electric)	846	27,740
Public Storage, Inc. (REIT)	207	20,495
Pulte Homes, Inc. (Home Builders)	360	5,029
QLogic Corp.* (Semiconductors)	216	3,318
Qualcomm, Inc. (Telecommunications)	2,745	117,953
Quest Diagnostics, Inc. (Healthcare - Services)	261	13,486
Questar Corp. (Pipelines)	288	11,785
Qwest Communications International, Inc. (Telecommunications)	2,484	8,023
R.R. Donnelley & Sons Co. (Commercial Services)	351	8,610
RadioShack Corp. (Retail)	216	3,732
Range Resources Corp. (Oil & Gas)	261	11,189
Raytheon Co. (Aerospace/Defense)	693	37,082
Regions Financial Corp. (Banks)	1,161	11,146
Reynolds American, Inc. (Agriculture)	288	14,003
Robert Half International, Inc. (Commercial Services)	261	6,460
Rockwell Collins, Inc. (Aerospace/Defense)	270	12,984
Rockwell International Corp. (Machinery - Diversified)	243	9,074
Rohm & Haas Co. (Chemicals)	207	14,490
Rowan Cos., Inc. (Oil & Gas)	189	5,774
Ryder System, Inc. (Transportation)	90	5,580
Safeway, Inc. (Food)	729	17,292
Salesforce.com, Inc.* (Software)	171	8,276
SanDisk Corp.* (Computers)	378	7,390
Sara Lee Corp. (Food)	1,179	14,891
Schering-Plough Corp. (Pharmaceuticals)	2,718	50,201
Schlumberger, Ltd.ADR (Oil & Gas Services)	2,007	156,727
Scripps Networks Interactive - Class A (Entertainment)	153	5,555
Sealed Air Corp. (Packaging & Containers)	261	5,739
Sears Holdings Corp.* (Retail)	99	9,257
Sempra Energy (Gas)	414	20,895
Sherwin-Williams Co. (Chemicals)	162	9,260
Sigma-Aldrich Corp. (Chemicals)	207	10,851
Simon Property Group, Inc. (REIT)	378	36,666
SLM Corp.* (Diversified Financial Services)	783	9,662
Smith International, Inc. (Oil & Gas Services)	360	21,110
Snap-on, Inc. (Hand/Machine Tools)	99	5,213
Southern Co. (Electric)	1,287	48,507
Southwest Airlines Co. (Airlines)	1,224	17,760
Southwestern Energy Co.* (Oil & Gas)	576	17,591
Sovereign Bancorp, Inc. (Savings & Loans)	909	3,591
Spectra Energy Corp. (Pipelines)	1,026	24,419
Sprint Nextel Corp. (Telecommunications)	4,770	29,097
St. Jude Medical, Inc.* (Healthcare - Products)	567	24,659
Staples, Inc. (Retail)	1,188	26,730
Starbucks Corp.* (Retail)	1,224	18,201
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	315	8,864
State Street Corp. (Banks)	720	40,954
Stryker Corp. (Healthcare - Products)	414	25,792
Sun Microsystems, Inc.* (Computers)	1,260	9,576
Sunoco, Inc. (Oil & Gas)	198	7,045
SunTrust Banks, Inc. (Banks)	594	26,724
SuperValu, Inc. (Food)	351	7,617
Symantec Corp.* (Internet)	1,404	27,490
Sysco Corp. (Food)	1,008	31,077
T. Rowe Price Group, Inc. (Diversified Financial Services)	432	23,203
Target Corp. (Retail)	1,260	61,803
TECO Energy, Inc. (Electric)	360	5,663
Tellabs, Inc.* (Telecommunications)	666	2,704
Tenet Healthcare Corp.* (Healthcare - Services)	693	3,846
Teradata Corp.* (Computers)	297	5,792
Teradyne, Inc.* (Semiconductors)	279	2,179
Terex Corp.* (Machinery - Construction & Mining)	162	4,944
Tesoro Petroleum Corp. (Oil & Gas)	234	3,859
Texas Instruments, Inc. (Semiconductors)	2,187	47,020
Textron, Inc. (Miscellaneous Manufacturing)	414	12,122
The AES Corp.* (Electric)	1,125	13,151
The Charles Schwab Corp. (Diversified Financial Services)	1,557	40,482
The Dow Chemical Co. (Chemicals)	1,548	49,195
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	189	9,433
The Gap, Inc. (Retail)	783	13,922

See accompanying notes to the Schedules of Portfolio Investments.

The Goldman Sachs Group, Inc. (Diversified Financial Services)	657	84,096
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	405	6,201
The Hershey Co. (Food)	279	11,032
The New York Times Co. - Class A (Media)	198	2,829
The Pepsi Bottling Group, Inc. (Beverages)	225	6,563
The Stanley Works (Hand/Machine Tools)	135	5,635
The Travelers Companies, Inc. (Insurance)	990	44,748
The Williams Cos., Inc. (Pipelines)	963	22,775
Thermo Electron Corp.* (Electronics)	702	38,610
Tiffany & Co. (Retail)	207	7,353
Time Warner, Inc. (Media)	5,985	78,463
Titanium Metals Corp. (Mining)	144	1,633
TJX Cos., Inc. (Retail)	702	21,425
Torchmark Corp. (Insurance)	144	8,611
Total System Services, Inc. (Software)	333	5,461
Transocean, Inc.ADR* (Oil & Gas)	531	58,325
Tyco Electronics, Ltd.ADR (Electronics)	792	21,907
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	792	27,736
Tyson Foods, Inc. - Class A (Food)	504	6,018
U.S. Bancorp (Banks)	2,916	105,034
Union Pacific Corp. (Transportation)	855	60,842
Unisys Corp.* (Computers)	603	1,658
United Parcel Service, Inc. - Class B (Transportation)	1,683	105,844
United States Steel Corp. (Iron/Steel)	198	15,367
United Technologies Corp. (Aerospace/Defense)	1,611	96,757
UnitedHealth Group, Inc. (Healthcare - Services)	2,034	51,643
UnumProvident Corp. (Insurance)	576	14,458
UST, Inc. (Agriculture)	243	16,169
V. F. Corp. (Apparel)	144	11,133
Valero Energy Corp. (Oil & Gas)	873	26,452
Varian Medical Systems, Inc.* (Healthcare - Products)	207	11,826
VeriSign, Inc.* (Internet)	324	8,450
Verizon Communications, Inc. (Telecommunications)	4,761	152,780
Viacom, Inc. - Class B* (Media)	1,035	25,709
Vornado Realty Trust (REIT)	225	20,464
Vulcan Materials Co. (Building Materials)	180	13,410
W.W. Grainger, Inc. (Distribution/Wholesale)	108	9,393
Wachovia Corp. (Banks)	3,609	12,632
Wal-Mart Stores, Inc. (Retail)	3,744	224,228
Walgreen Co. (Retail)	1,656	51,270
Walt Disney Co. (Media)	3,141	96,397
Washington Mutual, Inc. (Savings & Loans)	2,484	204
Washington Post Co. - Class B (Media)	9	5,011
Waste Management, Inc. (Environmental Control)	819	25,790
Waters Corp.* (Electronics)	162	9,425
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	171	4,874
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,134	28,509
WellPoint, Inc.* (Healthcare - Services)	855	39,988
Wells Fargo & Co. (Banks)	5,535	207,729
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	468	2,462
Western Union Co. (Commercial Services)	1,215	29,974
Weyerhaeuser Co. (Forest Products & Paper)	351	21,264
Whirlpool Corp. (Home Furnishings)	126	9,991
Whole Foods Market, Inc. (Food)	234	4,687
Windstream Corp. (Telecommunications)	738	8,074
Wrigley (WM.) Jr. Co. (Food)	360	28,584
Wyeth (Pharmaceuticals)	2,232	82,450
Wyndham Worldwide Corp. (Lodging)	297	4,666
Xcel Energy, Inc. (Electric)	747	14,933
Xerox Corp. (Office/Business Equipment)	1,458	16,811
Xilinx, Inc. (Semiconductors)	459	10,764
XL Capital, Ltd. - Class AADR (Insurance)	522	9,365
XTO Energy, Inc. (Oil & Gas)	918	42,705
Yahoo!, Inc.* (Internet)	2,313	40,015
YUM! Brands, Inc. (Retail)	783	25,534
Zimmer Holdings, Inc.* (Healthcare - Products)	378	24,404
Zions Bancorp (Banks)	189	7,314

TOTAL COMMON STOCKS
(Cost $10,755,053)		16,998,564

	Principal
	Amount

Repurchase Agreements (19.6%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $339,011 (Collateralized by $316,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $346,581)	$339,000	339,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $754,030 (Collateralized by $769,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $770,274)	754,000	754,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $1,719,054 (Collateralized by $1,758,000 of various U.S. Government Agency Obligations, 5.20%-5.25%, 9/11/09-9/18/18, market value $1,756,887)	1,719,000	1,719,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $1,680,042 (Collateralized by $1,723,000 Federal National Mortgage Association, 2.70%‡, 12/10/08, market value $1,714,003)	1,680,000	1,680,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $63,001 (Collateralized by $200,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $196,461)	63,000	63,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,555,000)		4,555,000

TOTAL INVESTMENT SECURITIES
(Cost $15,310,053)—93.0%		21,553,564
Net other assets (liabilities)—7.0%		1,614,402

NET ASSETS—100.0%		$23,167,966

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $4,989,500)	85	$(120,350)
S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $9,098,500)	31	(654,224)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 10/27/08	$14,821,638	$760,566

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	4.1%
Beverages	2.0%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Coal	0.2%
Commercial Services	1.2%
Computers	3.1%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.3%
Electric	2.4%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	NM
Environmental Control	0.1%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.1%
Healthcare - Services	0.8%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.3%
Internet	1.4%
Investment Companies	NM
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.3%
Machinery - Diversified	0.3%
Media	1.7%
Metal Fabricate/Hardware	0.1%
Mining	0.4%
Miscellaneous Manufacturing	3.3%
Office/Business Equipment	0.2%
Oil & Gas	8.1%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	4.2%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	4.2%
Retail - Restaurants	NM
Savings & Loans	0.1%
Semiconductors	1.4%
Software	3.1%
Telecommunications	4.0%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	26.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (81.3%)
3Com Corp.* (Telecommunications)	6,720	$15,658
99 Cents Only Stores* (Retail)	840	9,215
ACI Worldwide, Inc.* (Software)	560	9,811
Acxiom Corp. (Software)	1,120	14,045
ADC Telecommunications, Inc.* (Telecommunications)	1,960	16,562
ADTRAN, Inc. (Telecommunications)	980	19,100
Advance Auto Parts, Inc. (Retail)	1,540	61,076
Advanced Medical Optics, Inc.* (Healthcare - Products)	840	14,935
Advent Software, Inc.* (Software)	280	9,864
Aeropostale, Inc.* (Retail)	1,120	35,963
Affiliated Managers Group, Inc.* (Diversified Financial Services)	700	57,995
Affymetrix, Inc.* (Biotechnology)	1,120	8,669
AGCO Corp.* (Machinery - Diversified)	1,540	65,619
AGL Resources, Inc. (Gas)	1,260	39,539
Airgas, Inc. (Chemicals)	1,400	69,510
AirTran Holdings, Inc.* (Airlines)	1,960	4,763
Alaska Air Group, Inc.* (Airlines)	560	11,418
Albemarle Corp. (Chemicals)	1,540	47,494
Alberto-Culver Co. (Cosmetics/Personal Care)	1,400	38,136
Alexander & Baldwin, Inc. (Transportation)	700	30,821
Alexandria Real Estate Equities, Inc. (REIT)	560	63,000
Alliance Data Systems Corp.* (Commercial Services)	1,120	70,986
Alliant Energy Corp. (Electric)	1,820	58,622
Alliant Techsystems, Inc.* (Aerospace/Defense)	560	52,606
AMB Property Corp. (REIT)	1,680	76,104
American Eagle Outfitters, Inc. (Retail)	3,500	53,375
American Financial Group, Inc. (Insurance)	1,260	37,170
American Greetings Corp. - Class A (Household Products/Wares)	840	12,844
AmeriCredit Corp.* (Diversified Financial Services)	1,960	19,855
Ametek, Inc. (Electrical Components & Equipment)	1,820	74,201
AnnTaylor Stores Corp.* (Retail)	980	20,227
ANSYS, Inc.* (Software)	1,540	58,320
Apollo Investment Corp. (Investment Companies)	2,380	40,579
Apria Healthcare Group, Inc.* (Healthcare - Services)	700	12,768
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,120	43,803
Aqua America, Inc. (Water)	2,240	39,827
Arch Coal, Inc. (Coal)	2,380	78,278
Arrow Electronics, Inc.* (Electronics)	1,960	51,391
Arthur J. Gallagher & Co. (Insurance)	1,540	39,516
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,260	16,430
Associated Banc-Corp (Banks)	2,100	41,895
Astoria Financial Corp. (Savings & Loans)	1,400	29,022
Atmel Corp.* (Semiconductors)	7,420	25,154
Avis Budget Group, Inc.* (Commercial Services)	1,680	9,643
Avnet, Inc.* (Electronics)	2,520	62,068
Avocent Corp.* (Internet)	700	14,322
BancorpSouth, Inc. (Banks)	1,260	35,444
Bank of Hawaii Corp. (Banks)	840	44,898
Barnes & Noble, Inc. (Retail)	560	14,605
BE Aerospace, Inc.* (Aerospace/Defense)	1,680	26,594
Beckman Coulter, Inc. (Healthcare - Products)	980	69,570
Belo Corp. - Class A (Media)	1,540	9,178
Bill Barrett Corp.* (Oil & Gas)	560	17,982
BJ’s Wholesale Club, Inc.* (Retail)	980	38,083
Black Hills Corp. (Electric)	700	21,749
Blyth, Inc. (Household Products/Wares)	420	4,763
Bob Evans Farms, Inc. (Retail)	560	15,282
Borders Group, Inc. (Retail)	980	6,429
BorgWarner, Inc. (Auto Parts & Equipment)	1,960	64,229
Boyd Gaming Corp. (Lodging)	980	9,173
BRE Properties, Inc. - Class A (REIT)	840	41,160
Brinker International, Inc. (Retail)	1,680	30,055
Broadridge Financial Solutions, Inc. (Software)	2,380	36,628
Brown & Brown, Inc. (Insurance)	1,960	42,375
Cabot Corp. (Chemicals)	1,120	35,594
Cadence Design Systems, Inc.* (Computers)	4,340	29,338
Callaway Golf Co. (Leisure Time)	1,120	15,758
Camden Property Trust (REIT)	840	38,522
Career Education Corp.* (Commercial Services)	1,260	20,601
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	980	29,371
Carmax, Inc.* (Retail)	3,640	50,960
Carpenter Technology Corp. (Iron/Steel)	700	17,955
Cathay Bancorp, Inc. (Banks)	840	19,992
Cephalon, Inc.* (Pharmaceuticals)	1,120	86,789
Cerner Corp.* (Software)	1,120	49,997
Charles River Laboratories International, Inc.* (Biotechnology)	1,120	62,194
Charming Shoppes, Inc.* (Retail)	1,960	9,584
Cheesecake Factory, Inc.* (Retail)	1,120	16,374
Chemtura Corp. (Chemicals)	4,060	18,514
Chico’s FAS, Inc.* (Retail)	2,940	16,082
Chipotle Mexican Grill, Inc. - Class A* (Retail)	560	31,074
Church & Dwight, Inc. (Household Products/Wares)	1,120	69,541
Cimarex Energy Co. (Oil & Gas)	1,400	68,474
Cincinnati Bell, Inc.* (Telecommunications)	3,920	12,113
City National Corp. (Banks)	700	38,010
Cleveland-Cliffs, Inc. (Iron/Steel)	1,820	96,351
Coldwater Creek, Inc.* (Retail)	840	4,864
Collective Brands, Inc.* (Retail)	1,120	20,507
Commerce Bancshares, Inc. (Banks)	980	45,472
Commercial Metals Co. (Metal Fabricate/Hardware)	1,960	33,104

See accompanying notes to the Schedules of Portfolio Investments.

Commscope, Inc.* (Telecommunications)	1,120	38,797
Community Health Systems, Inc.* (Healthcare - Services)	1,540	45,137
Con-way, Inc. (Transportation)	700	30,877
Copart, Inc.* (Retail)	1,120	42,560
Corinthian Colleges, Inc.* (Commercial Services)	1,400	21,000
Corn Products International, Inc. (Food)	1,260	40,673
Corrections Corp. of America* (Commercial Services)	2,100	52,185
Cousins Properties, Inc. (REIT)	700	17,661
Covance, Inc.* (Healthcare - Services)	1,120	99,019
Crane Co. (Miscellaneous Manufacturing)	840	24,956
Cree Research, Inc.* (Semiconductors)	1,540	35,081
Cullen/Frost Bankers, Inc. (Banks)	980	58,800
Cytec Industries, Inc. (Chemicals)	840	32,684
Deluxe Corp. (Commercial Services)	840	12,088
Denbury Resources, Inc.* (Oil & Gas)	4,200	79,968
DENTSPLY International, Inc. (Healthcare - Products)	2,520	94,601
DeVry, Inc. (Commercial Services)	980	48,549
Dick’s Sporting Goods, Inc.* (Retail)	1,400	27,412
Diebold, Inc. (Computers)	1,120	37,083
Digital River, Inc.* (Internet)	560	18,144
Dollar Tree, Inc.* (Retail)	1,540	55,994
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,260	52,807
DPL, Inc. (Electric)	1,960	48,608
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,400	44,030
DRS Technologies, Inc. (Aerospace/Defense)	700	53,725
DST Systems, Inc.* (Computers)	700	39,193
Duke-Weeks Realty Corp. (REIT)	2,520	61,942
Dun & Bradstreet Corp. (Software)	980	92,473
Dycom Industries, Inc.* (Engineering & Construction)	700	9,114
Eaton Vance Corp. (Diversified Financial Services)	1,960	69,051
Edwards Lifesciences Corp.* (Healthcare - Products)	980	56,605
Encore Acquisition Co.* (Oil & Gas)	840	35,095
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,960	39,200
Energen Corp. (Gas)	1,260	57,053
Energizer Holdings, Inc.* (Electrical Components & Equipment)	980	78,939
Entercom Communications Corp. (Media)	420	2,108
Equitable Resources, Inc. (Pipelines)	2,240	82,163
Equity One, Inc. (REIT)	560	11,474
Essex Property Trust, Inc. (REIT)	420	49,699
Everest Re Group, Ltd.ADR (Insurance)	980	84,799
Exterran Holdings, Inc.* (Oil & Gas Services)	1,120	35,795
F5 Networks, Inc.* (Internet)	1,400	32,732
FactSet Research Systems, Inc. (Computers)	700	36,575
Fair Isaac Corp. (Software)	840	19,370
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,100	18,669
Federal Realty Investment Trust (REIT)	980	83,888
Federal Signal Corp. (Miscellaneous Manufacturing)	840	11,508
Ferro Corp. (Chemicals)	700	14,070
Fidelity National Title Group, Inc. - Class A (Insurance)	3,500	51,450
First American Financial Corp. (Insurance)	1,540	45,430
First Niagara Financial Group, Inc. (Savings & Loans)	1,820	28,665
FirstMerit Corp. (Banks)	1,400	29,400
FLIR Systems, Inc.* (Electronics)	2,380	91,440
Flowserve Corp. (Machinery - Diversified)	980	86,995
FMC Corp. (Chemicals)	1,260	64,751
FMC Technologies, Inc.* (Oil & Gas Services)	2,100	97,755
Foot Locker, Inc. (Retail)	2,660	42,986
Forest Oil Corp.* (Oil & Gas)	1,540	76,384
Foundry Networks, Inc.* (Telecommunications)	2,520	45,889
Frontier Oil Corp. (Oil & Gas)	1,680	30,946
Furniture Brands International, Inc. (Home Furnishings)	700	7,364
Gartner Group, Inc.* (Commercial Services)	980	22,226
GATX Corp. (Trucking & Leasing)	840	33,239
Gen-Probe, Inc.* (Healthcare - Products)	840	44,562
Gentex Corp. (Electronics)	2,380	34,034
Global Payments, Inc. (Software)	1,400	62,804
Graco, Inc. (Machinery - Diversified)	980	34,898
Granite Construction, Inc. (Engineering & Construction)	560	20,059
Great Plains Energy, Inc. (Electric)	1,960	43,551
Greif, Inc. - Class A (Packaging & Containers)	560	36,747
GUESS?, Inc. (Apparel)	980	34,094
Hanesbrands, Inc.* (Apparel)	1,540	33,495
Hanover Insurance Group, Inc. (Insurance)	840	38,237
Hansen Natural Corp.* (Beverages)	1,260	38,115
Harsco Corp. (Miscellaneous Manufacturing)	1,400	52,066
Harte-Hanks, Inc. (Advertising)	700	7,259
Hawaiian Electric Industries, Inc. (Electric)	1,400	40,754
HCC Insurance Holdings, Inc. (Insurance)	1,960	52,920
Health Care REIT, Inc. (REIT)	1,680	89,426
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,060	16,890
Health Net, Inc.* (Healthcare - Services)	1,820	42,952
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,540	37,391
Helmerich & Payne, Inc. (Oil & Gas)	1,820	78,606
Henry Schein, Inc.* (Healthcare - Products)	1,540	82,914

See accompanying notes to the Schedules of Portfolio Investments.

Herman Miller, Inc. (Office Furnishings)	980	23,981
Highwoods Properties, Inc. (REIT)	1,120	39,827
Hill-Rom Holdings, Inc. (Healthcare - Products)	980	29,704
HNI Corp. (Office Furnishings)	700	17,738
Hologic, Inc.* (Healthcare - Products)	4,340	83,892
Horace Mann Educators Corp. (Insurance)	700	9,009
Hormel Foods Corp. (Food)	1,120	40,634
Hospitality Properties Trust (REIT)	1,540	31,601
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	840	6,712
Hubbell, Inc. - Class B (Electrical Components & Equipment)	980	34,349
IDACORP, Inc. (Electric)	700	20,363
IDEX Corp. (Machinery - Diversified)	1,400	43,428
IDEXX Laboratories, Inc.* (Healthcare - Products)	980	53,704
Imation Corp. (Computers)	560	12,650
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	2,800	44,996
Integrated Device Technology, Inc.* (Semiconductors)	2,800	21,784
International Rectifier Corp.* (Semiconductors)	1,260	23,965
International Speedway Corp. (Entertainment)	420	16,342
Intersil Corp. - Class A (Semiconductors)	2,100	34,818
Invitrogen Corp.* (Biotechnology)	1,540	58,212
ITT Educational Services, Inc.* (Commercial Services)	560	45,310
J. Crew Group, Inc.* (Retail)	840	23,999
J.B. Hunt Transport Services, Inc. (Transportation)	1,400	46,718
Jack Henry & Associates, Inc. (Computers)	1,400	28,462
Jefferies Group, Inc. (Diversified Financial Services)	1,960	43,904
JetBlue Airways Corp.* (Airlines)	3,080	15,246
JM Smucker Co. (Food)	980	49,676
John Wiley & Sons, Inc. (Media)	700	28,315
Jones Lang LaSalle, Inc. (Real Estate)	700	30,436
Joy Global, Inc. (Machinery - Construction & Mining)	1,820	82,155
Kansas City Southern Industries, Inc.* (Transportation)	1,540	68,314
KBR, Inc. (Engineering & Construction)	2,800	42,756
Kelly Services, Inc. - Class A (Commercial Services)	420	8,001
Kennametal, Inc. (Hand/Machine Tools)	1,260	34,171
Kindred Healthcare, Inc.* (Healthcare - Services)	560	15,439
Kinetic Concepts, Inc.* (Healthcare - Products)	980	28,018
Korn/Ferry International* (Commercial Services)	840	14,969
Lam Research Corp.* (Semiconductors)	2,100	66,129
Lamar Advertising Co.* (Advertising)	1,260	38,921
Lancaster Colony Corp. (Miscellaneous Manufacturing)	280	10,545
Lear Corp.* (Auto Parts & Equipment)	1,260	13,230
Lender Processing Services, Inc. (Diversified Financial Services)	1,400	42,728
Liberty Property Trust (REIT)	1,540	57,981
Life Time Fitness, Inc.* (Leisure Time)	560	17,511
LifePoint Hospitals, Inc.* (Healthcare - Services)	840	26,998
Lincare Holdings, Inc.* (Healthcare - Services)	1,260	37,913
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	700	45,017
Louisiana-Pacific Corp. (Forest Products & Paper)	1,540	14,322
Lubrizol Corp. (Chemicals)	1,120	48,317
M.D.C. Holdings, Inc. (Home Builders)	560	20,490
Mack-Cali Realty Corp. (REIT)	1,120	37,934
Macrovision Solutions Corp.* (Entertainment)	1,400	21,532
Manpower, Inc. (Commercial Services)	1,260	54,382
Martin Marietta Materials (Building Materials)	700	78,386
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	840	28,678
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	560	28,414
McAfee, Inc.* (Internet)	2,520	85,579
MDU Resources Group, Inc. (Electric)	3,080	89,320
Media General, Inc. - Class A (Media)	420	5,221
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	980	14,612
Mentor Graphics Corp.* (Computers)	1,540	17,479
Mercury General Corp. (Insurance)	560	30,660
Metavante Technologies, Inc.* (Software)	1,540	29,660
Mine Safety Appliances Co. (Environmental Control)	560	21,347
Minerals Technologies, Inc. (Chemicals)	280	16,621
Modine Manufacturing Co. (Auto Parts & Equipment)	560	8,109
Mohawk Industries, Inc.* (Textiles)	980	66,042
MPS Group, Inc.* (Commercial Services)	1,540	15,523
MSC Industrial Direct Co. - Class A (Retail)	700	32,249
National Fuel Gas Co. (Pipelines)	1,400	59,052
National Instruments Corp. (Computers)	980	29,449
Nationwide Health Properties, Inc. (REIT)	1,680	60,446
Navigant Consulting Co.* (Commercial Services)	840	16,708
NBTY, Inc.* (Pharmaceuticals)	840	24,797
NCR Corp.* (Computers)	2,800	61,740
Netflix, Inc.* (Internet)	700	21,616
NeuStar, Inc.* (Telecommunications)	1,260	25,061

See accompanying notes to the Schedules of Portfolio Investments.

New York Community Bancorp (Savings & Loans)	5,740	96,375
Newfield Exploration Co.* (Oil & Gas)	2,240	71,658
Nordson Corp. (Machinery - Diversified)	560	27,502
Northeast Utilities System (Electric)	2,660	68,229
NSTAR (Electric)	1,820	60,970
NVR, Inc.* (Home Builders)	140	80,080
O’Reilly Automotive, Inc.* (Retail)	2,240	59,965
Oceaneering International, Inc.* (Oil & Gas Services)	840	44,789
OGE Energy Corp. (Electric)	1,540	47,555
Old Republic International Corp. (Insurance)	3,920	49,980
Olin Corp. (Chemicals)	1,260	24,444
Omnicare, Inc. (Pharmaceuticals)	1,680	48,334
ONEOK, Inc. (Gas)	1,680	57,792
Oshkosh Truck Corp. (Auto Manufacturers)	1,260	16,582
Overseas Shipholding Group, Inc. (Transportation)	420	24,490
Pacific Sunwear of California, Inc.* (Retail)	1,120	7,538
Packaging Corp. of America (Packaging & Containers)	1,680	38,942
PacWest Bancorp (Banks)	420	12,008
Palm, Inc. (Computers)	1,820	10,865
Parametric Technology Corp.* (Software)	1,960	36,064
Patriot Coal Corp.* (Coal)	1,120	32,536
Patterson-UTI Energy, Inc. (Oil & Gas)	2,660	53,253
PDL BioPharma, Inc. (Biotechnology)	1,960	18,248
Pentair, Inc. (Miscellaneous Manufacturing)	1,680	58,078
PepsiAmericas, Inc. (Beverages)	980	20,306
Perrigo Co. (Pharmaceuticals)	1,260	48,460
PetSmart, Inc. (Retail)	2,100	51,891
Pharmaceutical Product Development, Inc. (Commercial Services)	1,960	81,046
Philadelphia Consolidated Holding Corp.* (Insurance)	980	57,399
Phillips-Van Heusen Corp. (Apparel)	840	31,844
Plains Exploration & Production Co.* (Oil & Gas)	1,820	63,991
Plantronics, Inc. (Telecommunications)	840	18,917
PMI Group, Inc. (Insurance)	1,120	3,304
PNM Resources, Inc. (Electric)	1,400	14,336
Polycom, Inc.* (Telecommunications)	1,400	32,382
Potlatch Corp. (Forest Products & Paper)	700	32,473
Priceline.com, Inc.* (Internet)	700	47,901
Pride International, Inc.* (Oil & Gas)	2,940	87,053
Protective Life Corp. (Insurance)	1,120	31,931
Psychiatric Solutions, Inc.* (Healthcare - Services)	980	37,191
Puget Energy, Inc. (Electric)	2,240	59,808
Quanta Services, Inc.* (Commercial Services)	2,940	79,409
Quicksilver Resources, Inc.* (Oil & Gas)	1,960	38,475
Ralcorp Holdings, Inc.* (Food)	980	66,062
Raymond James Financial Corp. (Diversified Financial Services)	1,540	50,789
Rayonier, Inc. (Forest Products & Paper)	1,260	59,661
Realty Income Corp. (REIT)	1,680	43,008
Regency Centers Corp. (REIT)	1,120	74,693
Regis Corp. (Retail)	700	19,250
Reliance Steel & Aluminum Co. (Iron/Steel)	1,120	42,526
Rent-A-Center, Inc.* (Commercial Services)	1,120	24,954
Republic Services, Inc. (Environmental Control)	2,520	75,550
ResMed, Inc.* (Healthcare - Products)	1,260	54,180
RF Micro Devices, Inc.* (Telecommunications)	4,340	12,673
Rollins, Inc. (Commercial Services)	700	13,286
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,540	87,718
Ross Stores, Inc. (Retail)	2,240	82,454
RPM, Inc. (Chemicals)	2,240	43,322
Ruddick Corp. (Food)	700	22,715
SAIC, Inc.* (Commercial Services)	3,220	65,141
Saks, Inc.* (Retail)	2,380	22,015
SCANA Corp. (Electric)	1,960	76,303
Scholastic Corp. (Media)	420	10,786
Scientific Games Corp. - Class A* (Entertainment)	1,120	25,782
SEI Investments Co. (Software)	2,240	49,728
Semtech Corp.* (Semiconductors)	980	13,681
Sensient Technologies Corp. (Chemicals)	840	23,629
Sepracor, Inc.* (Pharmaceuticals)	1,820	33,324
Service Corp. International (Commercial Services)	4,340	36,282
Shaw Group, Inc.* (Engineering & Construction)	1,400	43,022
Sierra Pacific Resources (Electric)	3,920	37,554
Silicon Laboratories, Inc.* (Semiconductors)	840	25,788
Smithfield Foods, Inc.* (Food)	1,960	31,125
Sonoco Products Co. (Packaging & Containers)	1,680	49,862
Sotheby’s (Commercial Services)	1,120	22,467
SPX Corp. (Miscellaneous Manufacturing)	840	64,680
SRA International, Inc. - Class A* (Computers)	700	15,841
StanCorp Financial Group, Inc. (Insurance)	840	43,680
Steel Dynamics, Inc. (Iron/Steel)	2,940	50,245
Stericycle, Inc.* (Environmental Control)	1,400	82,474
STERIS Corp. (Healthcare - Products)	980	36,828
Strayer Education, Inc. (Commercial Services)	280	56,073
Superior Energy Services, Inc.* (Oil & Gas Services)	1,400	43,596
SVB Financial Group* (Banks)	560	32,435
Sybase, Inc.* (Software)	1,400	42,868

See accompanying notes to the Schedules of Portfolio Investments.

Synopsys, Inc.* (Computers)	2,380	47,481
Synovus Financial Corp. (Banks)	4,760	49,266
TCF Financial Corp. (Banks)	1,960	35,280
Tech Data Corp.* (Distribution/Wholesale)	840	25,074
Techne Corp.* (Healthcare - Products)	700	50,484
Teleflex, Inc. (Miscellaneous Manufacturing)	700	44,443
Telephone & Data Systems, Inc. (Telecommunications)	1,820	65,065
Temple-Inland, Inc. (Forest Products & Paper)	1,820	27,773
Terra Industries, Inc. (Chemicals)	1,540	45,276
The Brink’s Co. (Miscellaneous Manufacturing)	700	42,714
The Colonial BancGroup, Inc. (Banks)	3,360	26,410
The Corporate Executive Board Co. (Commercial Services)	560	17,500
The Macerich Co. (REIT)	1,260	80,199
The Ryland Group, Inc. (Home Builders)	700	18,564
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	700	16,548
The Timberland Co. - Class A* (Apparel)	840	14,591
The Warnaco Group, Inc.* (Apparel)	840	38,044
Thomas & Betts Corp.* (Electronics)	980	38,289
Thor Industries, Inc. (Home Builders)	560	13,899
Tidewater, Inc. (Oil & Gas Services)	840	46,502
Timken Co. (Metal Fabricate/Hardware)	1,400	39,690
Toll Brothers, Inc.* (Home Builders)	2,240	56,515
Tootsie Roll Industries, Inc. (Food)	420	12,142
Trimble Navigation, Ltd.* (Electronics)	1,960	50,686
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,400	36,022
Tupperware Corp. (Household Products/Wares)	980	27,077
UDR, Inc. (REIT)	2,100	54,915
Under Armour, Inc. - Class A* (Retail)	560	17,786
United Rentals, Inc.* (Commercial Services)	980	14,935
United Therapeutics Corp.* (Pharmaceuticals)	420	44,171
Unitrin, Inc. (Insurance)	840	20,950
Universal Corp. (Agriculture)	420	20,618
Universal Health Services, Inc. - Class B (Healthcare - Services)	840	47,065
Urban Outfitters, Inc.* (Retail)	1,960	62,465
URS Corp.* (Engineering & Construction)	1,400	51,338
Valassis Communications, Inc.* (Commercial Services)	840	7,274
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,540	31,524
Valspar Corp. (Chemicals)	1,680	37,447
ValueClick, Inc.* (Internet)	1,400	14,322
Varian, Inc.* (Electronics)	560	24,024
VCA Antech, Inc.* (Pharmaceuticals)	1,400	41,258
Vectren Corp. (Gas)	1,400	38,990
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,380	79,111
Vishay Intertechnology, Inc.* (Electronics)	3,080	20,390
W.R. Berkley Corp. (Insurance)	2,380	56,049
Wabtec Corp. (Machinery - Diversified)	840	43,033
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,400	34,650
Washington Federal, Inc. (Savings & Loans)	1,540	28,413
Webster Financial Corp. (Banks)	840	21,210
Weingarten Realty Investors (REIT)	1,260	44,944
WellCare Health Plans, Inc.* (Healthcare - Services)	700	25,200
Wendy’s/Arby’s Group, Inc. - Class A (Retail-Restaurants)	32,130	169,004
Werner Enterprises, Inc. (Transportation)	700	15,197
Westamerica Bancorp (Banks)	420	24,163
Westar Energy, Inc. (Electric)	1,820	41,933
Western Digital Corp.* (Computers)	3,640	77,605
WGL Holdings, Inc. (Gas)	840	27,258
Williams Sonoma, Inc. (Retail)	1,400	22,652
Wilmington Trust Corp. (Banks)	1,120	32,290
Wind River Systems, Inc.* (Software)	1,120	11,200
Wisconsin Energy Corp. (Electric)	1,960	88,004
Worthington Industries, Inc. (Metal Fabricate/Hardware)	980	14,641
YRC Worldwide, Inc.* (Transportation)	980	11,721
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,120	31,192

TOTAL COMMON STOCKS
(Cost $11,499,103)		15,739,416

	Principal
	Amount

Repurchase Agreements (13.6%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $195,006 (Collateralized by $183,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $200,710)	$195,000	195,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $434,017 (Collateralized by $444,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $444,736)	434,000	434,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $992,031 (Collateralized by $991,000 of various U.S. Government Agency Obligations, 5.13%-5.25%, 9/11/09-10/18/16, market value $1,021,013)	992,000	992,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $973,024 (Collateralized by $989,000 of various U.S. Government Agency Obligations, 2.70%‡-5.13%, 12/10/08-10/18/16, market value $994,546)	973,000	973,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $36,001 (Collateralized by $300,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $294,692)	36,000	36,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,630,000)		2,630,000

TOTAL INVESTMENT SECURITIES
(Cost $14,129,103)—94.9%		18,369,416
Net other assets (liabilities)—5.1%		989,761

NET ASSETS—100.0%		$19,359,177

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)

Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $11,612,800)	32	$(834,528)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $7,548,320)	104	(300,700)

	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 10/27/08	$8,243,355	$328,872
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 10/27/08	9,735,116	388,438

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.2%
Aerospace/Defense	0.7%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.5%
Banks	2.9%
Beverages	0.3%
Biotechnology	1.1%
Building Materials	0.4%
Chemicals	2.6%
Coal	0.6%
Commercial Services	4.2%
Computers	2.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.7%
Electric	4.3%
Electrical Components & Equipment	1.0%
Electronics	2.0%
Engineering & Construction	0.8%
Entertainment	0.5%
Environmental Control	0.9%
Food	1.4%
Forest Products & Paper	0.7%
Gas	1.1%
Hand/Machine Tools	0.4%
Healthcare - Products	3.7%
Healthcare - Services	2.0%
Home Builders	1.0%
Home Furnishings	NM
Household Products/Wares	0.7%
Insurance	3.6%
Internet	1.2%
Investment Companies	0.2%
Iron/Steel	1.1%
Leisure Time	0.2%
Lodging	NM
Machinery - Construction & Mining	0.4%
Machinery - Diversified	1.6%
Media	0.2%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	3.1%
Office Furnishings	0.2%
Oil & Gas	3.7%
Oil & Gas Services	1.5%
Packaging & Containers	0.7%
Pharmaceuticals	2.0%
Pipelines	0.7%
REIT	5.5%
Real Estate	0.2%
Retail	5.1%
Retail-Restaurants	0.9%
Savings & Loans	0.8%
Semiconductors	1.3%
Software	3.0%
Telecommunications	1.6%
Textiles	0.3%
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Trucking & Leasing	0.2%
Water	0.2%
Other**	18.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (73.2%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	516	$8,916
AAR Corp.* (Aerospace/Defense)	860	14,267
Aaron Rents, Inc. (Commercial Services)	774	20,952
Abaxis, Inc.* (Healthcare - Products)	516	10,165
ABIOMED, Inc.* (Healthcare - Products)	946	16,791
AbitibiBowater, Inc.* (Forest Products & Paper)	1,032	3,994
ABM Industries, Inc. (Commercial Services)	946	20,661
Acadia Realty Trust (REIT)	1,290	32,611
ACI Worldwide, Inc.* (Software)	688	12,054
Acorda Therapeutics, Inc.* (Biotechnology)	688	16,409
Actel Corp.* (Semiconductors)	1,118	13,953
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,032	26,048
Acuity Brands, Inc. (Miscellaneous Manufacturing)	602	25,140
Acxiom Corp. (Software)	1,634	20,490
Administaff, Inc. (Commercial Services)	516	14,046
ADTRAN, Inc. (Telecommunications)	1,204	23,466
Aeropostale, Inc.* (Retail)	1,032	33,138
Affymetrix, Inc.* (Biotechnology)	1,462	11,316
Agilysys, Inc. (Computers)	1,290	13,016
Agree Realty Corp. (REIT)	774	22,136
Alaska Communications Systems Group, Inc. (Telecommunications)	1,720	21,036
Albany International Corp. - Class A (Machinery - Diversified)	774	21,153
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,204	47,317
Align Technology, Inc.* (Healthcare - Products)	1,376	14,902
Alkermes, Inc.* (Pharmaceuticals)	1,806	24,020
Alliance One International, Inc.* (Agriculture)	1,978	7,516
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	688	8,703
Allscripts Healthcare Solutions, Inc.* (Software)	1,290	16,048
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	688	19,918
Alpharma, Inc. - Class A* (Pharmaceuticals)	860	31,725
Altra Holdings, Inc.* (Machinery - Diversified)	1,204	17,771
AMAG Pharmaceuticals, Inc.* (Biotechnology)	430	16,654
AMCOL International Corp. (Mining)	516	16,130
Amedisys, Inc.* (Healthcare - Services)	430	20,928
American Equity Investment Life Holding Co. (Insurance)	1,892	14,190
American Greetings Corp. - Class A (Household Products/Wares)	1,204	18,409
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,548	27,492
American Oriental Bioengineering, Inc.* (Biotechnology)	1,290	8,372
American Reprographics Co.* (Software)	946	16,318
American States Water Co. (Water)	860	33,110
American Superconductor Corp.* (Electrical Components & Equipment)	688	16,216
Amerigon, Inc.* (Auto Parts & Equipment)	1,376	9,054
AMERIGROUP Corp.* (Healthcare - Services)	860	21,715
Amerisafe, Inc.* (Insurance)	1,290	23,478
Amkor Technology, Inc.* (Semiconductors)	1,892	12,052
AMN Healthcare Services, Inc.* (Commercial Services)	1,118	19,643
ANADIGICS, Inc.* (Semiconductors)	1,462	4,108
AngioDynamics, Inc.* (Healthcare - Products)	774	12,229
Anixter International, Inc.* (Telecommunications)	430	25,589
Apogee Enterprises, Inc. (Building Materials)	688	10,341
Apollo Investment Corp. (Investment Companies)	2,752	46,922
Applied Industrial Technologies, Inc. (Machinery - Diversified)	774	20,844
Applied Micro Circuits Corp.* (Semiconductors)	2,150	12,857
Arbitron, Inc. (Commercial Services)	516	23,060
Arch Chemicals, Inc. (Chemicals)	516	18,215
Arena Resources, Inc.* (Oil & Gas)	516	20,047
Ares Capital Corp. (Investment Companies)	3,010	31,394
Argo Group International Holdings, Ltd.ADR* (Insurance)	774	28,522
Ariba, Inc.* (Internet)	1,634	23,088
Arkansas Best Corp. (Transportation)	516	17,384
Arris Group, Inc.* (Telecommunications)	2,236	17,284
ArthroCare Corp.* (Healthcare - Products)	430	11,920
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,204	15,700
Asbury Automotive Group, Inc. (Retail)	1,376	15,852
Aspen Insurance Holdings, Ltd.ADR (Insurance)	1,548	42,570
Associated Estates Realty Corp. (REIT)	1,376	17,929
Assured Guaranty, Ltd.ADR (Insurance)	1,118	18,179
ATC Technology Corp.* (Auto Parts & Equipment)	688	16,333
Atheros Communications* (Telecommunications)	946	22,307
Atlas America, Inc. (Oil & Gas)	688	23,468
ATP Oil & Gas Corp.* (Oil & Gas)	430	7,658
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	774	25,078
Avista Corp. (Electric)	1,978	42,942
Avocent Corp.* (Internet)	946	19,355

See accompanying notes to the Schedules of Portfolio Investments.

Baldor Electric Co. (Hand/Machine Tools)	774	22,299
Bally Technologies, Inc.* (Entertainment)	860	26,041
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	1,204	17,362
Bank Mutual Corp. (Banks)	2,150	24,402
Barnes Group, Inc. (Miscellaneous Manufacturing)	860	17,389
Basic Energy Services, Inc.* (Oil & Gas Services)	688	14,654
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,376	21,493
Belden, Inc. (Electrical Components & Equipment)	688	21,885
Belo Corp. - Class A (Media)	2,580	15,377
Benchmark Electronics, Inc.* (Electronics)	1,376	19,374
Berry Petroleum Co. - Class A (Oil & Gas)	516	19,985
Bill Barrett Corp.* (Oil & Gas)	516	16,569
BioMed Realty Trust, Inc. (REIT)	1,290	34,120
Blackboard, Inc.* (Software)	516	20,790
Blount International, Inc.* (Machinery - Diversified)	1,376	15,315
Blue Coat Systems, Inc.* (Internet)	688	9,763
Bob Evans Farms, Inc. (Retail)	860	23,469
Borders Group, Inc. (Retail)	1,634	10,719
Bowne & Co., Inc. (Commercial Services)	1,032	11,920
BPZ Resources, Inc.* (Oil & Gas)	860	14,792
Brady Corp. - Class A (Electronics)	860	30,341
Briggs & Stratton Corp. (Machinery - Diversified)	1,376	22,264
Brigham Exploration Co.* (Oil & Gas)	860	9,451
Bronco Drilling Co., Inc.* (Oil & Gas)	1,376	14,063
Brookline Bancorp, Inc. (Savings & Loans)	2,666	34,098
Brooks Automation, Inc.* (Semiconductors)	1,978	16,536
Bruker Corp.* (Healthcare - Products)	1,032	13,757
Brunswick Corp. (Leisure Time)	1,806	23,099
Brush Engineered Materials, Inc.* (Mining)	516	9,582
Calgon Carbon Corp.* (Environmental Control)	860	17,510
California Pizza Kitchen, Inc.* (Retail)	1,376	17,709
California Water Service Group (Water)	860	33,110
Callaway Golf Co. (Leisure Time)	1,548	21,780
Callon Petroleum Co.* (Oil & Gas)	688	12,405
Cano Petroleum, Inc.* (Oil & Gas)	1,032	2,384
Capital Lease Funding, Inc. (REIT)	2,322	18,413
Capstead Mortgage Corp. (REIT)	1,204	13,184
Capstone Turbine Corp.* (Electrical Components & Equipment)	2,494	3,217
CARBO Ceramics, Inc. (Oil & Gas Services)	430	22,192
Carrizo Oil & Gas, Inc.* (Oil & Gas)	430	15,596
Carter’s, Inc.* (Apparel)	1,118	22,058
Casey’s General Stores, Inc. (Retail)	946	28,541
Cash America International, Inc. (Retail)	516	18,597
Cathay Bancorp, Inc. (Banks)	1,806	42,983
Cavium Networks, Inc.* (Semiconductors)	602	8,476
Cbeyond, Inc.* (Telecommunications)	688	9,900
Cedar Shopping Centers, Inc. (REIT)	2,580	34,108
Celera Corp.* (Biotechnology)	1,720	26,574
Centene Corp.* (Healthcare - Services)	774	15,875
Centennial Communications Corp.* (Telecommunications)	1,634	10,196
Central Pacific Financial Corp. (Banks)	1,462	24,576
Central Vermont Public Service Corp. (Electric)	860	20,158
Cenveo, Inc.* (Commercial Services)	1,204	9,259
Cepheid, Inc.* (Healthcare - Products)	946	13,083
Ceradyne, Inc.* (Miscellaneous Manufacturing)	516	18,917
Charlotte Russe Holding, Inc.* (Retail)	860	8,815
Charming Shoppes, Inc.* (Retail)	2,236	10,934
Chart Industries, Inc.* (Machinery - Diversified)	516	14,737
Chattem, Inc.* (Cosmetics/Personal Care)	344	26,894
Checkpoint Systems, Inc.* (Electronics)	860	16,185
Cheesecake Factory, Inc.* (Retail)	1,720	25,146
Chemed Corp. (Commercial Services)	430	17,656
Chesapeake Utilities Corp. (Oil & Gas Services)	774	25,705
Chico’s FAS, Inc.* (Retail)	2,494	13,642
Cirrus Logic, Inc.* (Semiconductors)	1,978	10,780
CKE Restaurants, Inc. (Retail)	1,548	16,409
Clarcor, Inc. (Miscellaneous Manufacturing)	860	32,637
Clean Harbors, Inc.* (Environmental Control)	258	17,428
Cleco Corp. (Electric)	1,376	34,744
Coeur d’Alene Mines Corp.* (Mining)	5,418	8,290
Cogdell Spencer, Inc. (REIT)	946	15,174
Cogent Communications Group, Inc.* (Internet)	946	7,303
Cogent, Inc.* (Electronics)	1,290	13,184
Cognex Corp. (Machinery - Diversified)	946	19,071
Coinstar, Inc.* (Commercial Services)	602	19,264
Collective Brands, Inc.* (Retail)	1,204	22,045
Colonial Properties Trust (REIT)	1,290	24,110
Comfort Systems USA, Inc. (Building Materials)	1,462	19,532
Community Bank System, Inc. (Banks)	1,204	30,281
Commvault Systems, Inc.* (Software)	946	11,399
Compass Minerals International, Inc. (Mining)	430	22,528
Complete Production Services, Inc.* (Oil & Gas Services)	860	17,312
comScore, Inc.* (Internet)	430	7,581

See accompanying notes to the Schedules of Portfolio Investments.

Comstock Resources, Inc.* (Oil & Gas)	602	30,130
Comtech Telecommunications Corp.* (Telecommunications)	516	25,408
Conceptus, Inc.* (Healthcare - Products)	946	15,685
Concho Resources, Inc.* (Oil & Gas)	774	21,370
Concur Technologies, Inc.* (Software)	688	26,323
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,548	13,313
Corinthian Colleges, Inc.* (Commercial Services)	1,634	24,510
Corporate Office Properties Trust (REIT)	860	34,701
CoStar Group, Inc.* (Commercial Services)	430	19,518
Cox Radio, Inc. - Class A* (Media)	1,978	20,888
Crocs, Inc.* (Apparel)	1,634	5,850
Cross Country Healthcare, Inc.* (Commercial Services)	1,032	16,811
Crosstex Energy, Inc. (Oil & Gas)	774	19,327
CryoLife, Inc.* (Biotechnology)	1,118	14,668
CSG Systems International, Inc.* (Software)	1,290	22,614
CTS Corp. (Electronics)	1,806	23,081
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,118	24,853
Curtiss-Wright Corp. (Aerospace/Defense)	688	31,270
CV Therapeutics, Inc.* (Pharmaceuticals)	1,548	16,718
CVB Financial Corp. (Banks)	1,978	27,494
Cyberonics, Inc.* (Healthcare - Products)	774	13,158
CyberSource Corp.* (Internet)	1,118	18,011
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,376	10,114
Daktronics, Inc. (Electronics)	688	11,462
Darwin Professional Underwriters, Inc.* (Insurance)	688	21,404
Data Domain, Inc.* (Computers)	860	19,152
DCT Industrial Trust, Inc. (REIT)	3,010	22,545
DealerTrack Holdings, Inc.* (Internet)	946	15,931
Deckers Outdoor Corp.* (Apparel)	172	17,902
Delta Petroleum Corp.* (Oil & Gas)	1,032	14,015
Deluxe Corp. (Commercial Services)	1,032	14,850
DHT Maritime, Inc.ADR (Transportation)	1,806	12,136
Diamond Foods, Inc. (Food)	774	21,695
DiamondRock Hospitality Co. (REIT)	2,150	19,565
Digimarc Corp.*(a) (Computers)	784	12,215
Digital River, Inc.* (Internet)	602	19,505
Dillards, Inc. - Class A (Retail)	1,118	13,192
Dime Community Bancshares, Inc. (Savings & Loans)	1,290	19,634
Diodes, Inc.* (Semiconductors)	602	11,107
Dionex Corp.* (Electronics)	344	21,861
Dollar Financial Corp.* (Commercial Services)	774	11,912
Dress Barn, Inc.* (Retail)	1,118	17,094
Drill-Quip, Inc.* (Oil & Gas Services)	430	18,658
DSP Group, Inc.* (Semiconductors)	1,462	11,184
DTS, Inc.* (Home Furnishings)	602	16,754
Dycom Industries, Inc.* (Engineering & Construction)	860	11,197
Dynamic Materials Corp. (Metal Fabricate/Hardware)	344	7,984
Eagle Bulk Shipping, Inc.ADR (Transportation)	860	11,988
EarthLink, Inc.* (Internet)	1,892	16,082
East West Bancorp, Inc. (Banks)	2,580	35,346
Eclipsys Corp.* (Software)	1,204	25,224
Education Realty Trust, Inc. (REIT)	2,150	23,822
eHealth, Inc.* (Insurance)	688	11,008
El Paso Electric Co.* (Electric)	1,462	30,702
Electronics for Imaging, Inc.* (Computers)	1,376	19,168
EMCOR Group, Inc.* (Engineering & Construction)	1,118	29,426
EMCORE Corp.* (Semiconductors)	1,720	8,497
Empire District Electric Co. (Electric)	2,322	49,575
Emulex Corp.* (Semiconductors)	1,634	17,435
Encore Wire Corp. (Electrical Components & Equipment)	688	12,460
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	602	35,066
Energy Partners, Ltd.* (Oil & Gas)	1,118	9,693
EnerSys* (Electrical Components & Equipment)	602	11,865
ENGlobal Corp.* (Commercial Services)	946	12,553
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	516	19,175
Entegris, Inc.* (Semiconductors)	2,666	12,903
Enzon Pharmaceuticals, Inc.* (Biotechnology)	2,236	16,502
Epicor Software Corp.* (Software)	1,892	14,928
EPIQ Systems, Inc.* (Software)	1,376	18,714
eResearchTechnology, Inc.* (Internet)	1,032	12,291
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	430	20,713
ESSA Bancorp, Inc. (Banks)	2,150	29,885
Esterline Technologies Corp.* (Aerospace/Defense)	516	20,428
Euronet Worldwide, Inc.* (Commercial Services)	1,118	18,704
ev3, Inc.* (Healthcare - Products)	1,720	17,269
Evercore Partners, Inc. - Class A (Diversified Financial Services)	1,118	20,102
Evergreen Solar, Inc.* (Energy - Alternate Sources)	1,720	9,494
Exar Corp.* (Semiconductors)	2,064	15,810
EXCO Resources, Inc.* (Oil & Gas)	1,118	18,246
Exelixis, Inc.* (Biotechnology)	2,752	16,732
Exide Technologies* (Electrical Components & Equipment)	1,118	8,251
Extra Space Storage, Inc. (REIT)	1,806	27,740
EZCORP, Inc. - Class A* (Retail)	1,290	24,252
Fair Isaac Corp. (Software)	946	21,815
FairPoint Communications, Inc. (Telecommunications)	1,978	17,149
FalconStor Software, Inc.* (Software)	1,634	8,758
FCStone Group, Inc.* (Diversified Financial Services)	430	7,736

See accompanying notes to the Schedules of Portfolio Investments.

Federal Signal Corp. (Miscellaneous Manufacturing)	1,548	21,208
FEI Co.* (Electronics)	860	20,477
FelCor Lodging Trust, Inc. (REIT)	2,150	15,394
Ferro Corp. (Chemicals)	1,118	22,472
Financial Federal Corp. (Diversified Financial Services)	774	17,740
First BanCorp (Banks)	1,806	19,974
First Midwest Bancorp, Inc. (Banks)	1,376	33,354
First Niagara Financial Group, Inc. (Savings & Loans)	2,666	41,989
First Potomac Realty Trust (REIT)	1,720	29,567
FirstMerit Corp. (Banks)	1,978	41,538
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	516	5,676
Flow International Corp.* (Machinery - Diversified)	1,376	6,990
Flowers Foods, Inc. (Food)	1,376	40,399
Forestar Real Estate Group, Inc.* (Real Estate)	774	11,417
FormFactor, Inc.* (Semiconductors)	1,032	17,977
Forward Air Corp. (Transportation)	688	18,734
Fossil, Inc.* (Household Products/Wares)	860	24,278
Foundry Networks, Inc.* (Telecommunications)	2,580	46,982
Fred’s, Inc. (Retail)	1,462	20,790
Fresh Del Monte Produce, Inc.ADR* (Food)	774	17,183
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	258	8,888
FuelCell Energy, Inc.* (Energy - Alternate Sources)	2,150	12,965
Fuller (H.B.) Co. (Chemicals)	946	19,743
Gartner Group, Inc.* (Commercial Services)	1,032	23,406
Gaylord Entertainment Co.* (Lodging)	946	27,784
Genco Shipping & Trading, Ltd.ADR (Transportation)	258	8,576
Genesco, Inc. (Retail)	516	17,276
Genesee & Wyoming, Inc. - Class A* (Transportation)	602	22,587
GeoEye, Inc.* (Telecommunications)	688	15,225
GFI Group, Inc (Diversified Financial Services)	1,548	7,291
Gibraltar Industries, Inc. (Iron/Steel)	774	14,482
Glacier Bancorp, Inc. (Banks)	1,462	36,214
Gladstone Investment Corp. (Diversified Financial Services)	1,720	11,834
Glatfelter (Forest Products & Paper)	1,806	24,453
Glimcher Realty Trust (REIT)	1,634	17,059
Global Crossing, Ltd.ADR* (Telecommunications)	774	11,734
GMX Resources, Inc.* (Oil & Gas)	258	12,332
Golar LNG, Ltd.ADR (Transportation)	1,290	17,131
Goodrich Petroleum Corp.* (Oil & Gas)	344	14,995
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,548	23,390
Granite Construction, Inc. (Engineering & Construction)	516	18,483
Green Mountain Coffee Roasters, Inc.* (Beverages)	430	16,916
Greenfield Online, Inc.* (Advertising)	1,204	20,950
Grey Wolf, Inc.* (Oil & Gas)	2,494	19,403
Griffon Corp.* (Miscellaneous Manufacturing)	1,634	14,739
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	946	16,508
Hanmi Financial Corp. (Banks)	3,956	19,978
Harmonic, Inc.* (Telecommunications)	1,978	16,714
Harvest Natural Resources, Inc.* (Oil & Gas)	1,376	13,925
Headwaters, Inc.* (Energy - Alternate Sources)	1,204	16,073
HealthExtras, Inc.* (Pharmaceuticals)	774	20,217
HEALTHSOUTH Corp.* (Healthcare - Services)	1,462	26,945
Healthways, Inc.* (Healthcare - Services)	602	9,710
Heartland Express, Inc. (Transportation)	1,806	28,029
Hecla Mining Co.* (Mining)	2,494	11,672
HEICO Corp. (Aerospace/Defense)	602	19,758
Heidrick & Struggles International, Inc. (Commercial Services)	430	12,965
Helen of Troy, Ltd.ADR* (Household Products/Wares)	1,118	25,457
Hercules Technology Growth Capital, Inc. (Investment Companies)	2,064	20,021
Hercules, Inc. (Chemicals)	1,892	37,443
Herman Miller, Inc. (Office Furnishings)	1,118	27,357
Hexcel Corp.* (Aerospace/Defense Equipment)	1,634	22,369
Hibbett Sports, Inc.* (Retail)	860	17,217
Highwoods Properties, Inc. (REIT)	1,118	39,756
Hilb, Rogal, and Hobbs Co. (Insurance)	774	36,177
Hilltop Holdings, Inc.* (Real Estate)	2,150	22,188
HMS Holdings Corp.* (Commercial Services)	602	14,424
Horace Mann Educators Corp. (Insurance)	1,806	23,243
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	430	16,607
Hot Topic, Inc.* (Retail)	1,978	13,075
Hub Group, Inc. - Class A* (Transportation)	688	25,903
Human Genome Sciences, Inc.* (Biotechnology)	2,666	16,929
Huron Consulting Group, Inc.* (Commercial Services)	344	19,601
Hutchinson Technology, Inc.* (Computers)	1,290	14,938
Iconix Brand Group, Inc.* (Apparel)	1,290	16,873
II-VI, Inc.* (Electronics)	516	19,949
IKON Office Solutions, Inc. (Office/Business Equipment)	1,548	26,331
Immersion Corp.* (Computers)	1,118	6,507
Immucor, Inc.* (Healthcare - Products)	1,204	38,480
Incyte Genomics, Inc.* (Biotechnology)	1,634	12,500

See accompanying notes to the Schedules of Portfolio Investments.

Independent Bank Corp. (Banks)	860	26,806
Infinera Corp.* (Telecommunications)	1,806	17,265
Informatica Corp.* (Software)	1,720	22,343
Infospace, Inc. (Internet)	1,290	13,996
Inland Real Estate Corp. (REIT)	2,064	32,384
Innerworkings, Inc.* (Software)	1,376	15,260
Insight Enterprises, Inc.* (Retail)	1,204	16,146
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	1,032	15,439
Insteel Industries, Inc. (Miscellaneous Manufacturing)	774	10,519
Insulet Corp.* (Healthcare - Products)	774	10,774
Integra LifeSciences Holdings* (Biotechnology)	516	22,719
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	688	15,253
InterDigital, Inc.* (Telecommunications)	946	22,751
Interface, Inc. - Class A (Office Furnishings)	1,204	13,689
Interline Brands, Inc.* (Building Materials)	1,118	18,123
Intermec, Inc.* (Machinery - Diversified)	946	18,579
InterMune, Inc.* (Biotechnology)	860	14,715
International Coal Group, Inc.* (Coal)	2,064	12,879
International Shipholding Corp.* (Transportation)	688	15,067
Interwoven, Inc.* (Internet)	1,204	17,000
Intevac, Inc.* (Machinery - Diversified)	860	9,150
Invacare Corp. (Healthcare - Products)	946	22,836
inVentiv Health, Inc.* (Advertising)	688	12,150
Investors Real Estate Trust (REIT)	2,580	28,870
ION Geophysical Corp.* (Oil & Gas Services)	1,462	20,746
Iowa Telecommunications Services, Inc. (Telecommunications)	1,462	27,310
IPC Holdings, Ltd.ADR (Insurance)	1,290	38,971
iPCS, Inc.* (Telecommunications)	516	11,491
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,634	27,598
Isle of Capri Casinos, Inc.* (Entertainment)	1,720	15,514
ITC Holdings Corp. (Electric)	774	40,070
J. Crew Group, Inc.* (Retail)	688	19,656
j2 Global Communications, Inc.* (Internet)	774	18,073
Jack Henry & Associates, Inc. (Computers)	1,548	31,471
Jack in the Box, Inc.* (Retail)	1,032	21,775
Jackson Hewitt Tax Service, Inc. (Commercial Services)	774	11,873
James River Coal Co.* (Coal)	344	7,565
Jo-Ann Stores, Inc.* (Retail)	602	12,630
Kaydon Corp. (Metal Fabricate/Hardware)	516	23,251
Kayne Anderson Energy Development Fund (Investment Companies)	1,032	17,472
Kendle International, Inc.* (Commercial Services)	430	19,225
Kenexa Corp.* (Commercial Services)	774	12,221
Kindred Healthcare, Inc.* (Healthcare - Services)	516	14,226
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,720	25,559
Knight Transportation, Inc. (Transportation)	1,290	21,891
Knoll, Inc. (Office Furnishings)	1,204	18,204
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	344	12,869
Korn/Ferry International* (Commercial Services)	1,032	18,390
L-1 Identity Solutions, Inc.* (Electronics)	1,290	19,711
Laclede Group, Inc. (Gas)	1,032	50,042
Lance, Inc. (Food)	1,032	23,416
Landec Corp.* (Chemicals)	2,064	16,904
Landry’s Restaurants, Inc. (Retail)	1,118	17,385
LaSalle Hotel Properties (REIT)	860	20,055
Lawson Software, Inc.* (Software)	2,322	16,254
Layne Christensen Co.* (Engineering & Construction)	344	12,188
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,462	15,439
Lear Corp.* (Auto Parts & Equipment)	1,032	10,836
Lexington Corporate Properties Trust (REIT)	2,064	35,542
Libbey, Inc. (Housewares)	1,204	10,246
Life Time Fitness, Inc.* (Leisure Time)	602	18,825
Lindsay Manufacturing Co. (Machinery - Diversified)	172	12,513
Live Nation, Inc.* (Commercial Services)	1,462	23,787
Longs Drug Stores Corp. (Retail)	516	39,030
Louisiana-Pacific Corp. (Forest Products & Paper)	2,064	19,195
Luby’s, Inc.* (Retail)	2,494	20,052
Lufkin Industries, Inc. (Oil & Gas Services)	258	20,472
Luminex Corp.* (Healthcare - Products)	774	19,358
Macrovision Solutions Corp.* (Entertainment)	1,548	23,808
Magellan Health Services, Inc.* (Healthcare - Services)	860	35,312
Magma Design Automation, Inc.* (Electronics)	1,720	6,914
Maguire Properties, Inc. (REIT)	1,032	6,151
Maidenform Brands, Inc.* (Apparel)	860	12,479
Manhattan Associates, Inc.* (Computers)	774	17,291
Martek Biosciences Corp. (Biotechnology)	602	18,915
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	1,290	10,978
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	946	32,296
Masimo Corp.* (Healthcare - Products)	860	31,992
MasTec, Inc.* (Telecommunications)	1,118	14,858

See accompanying notes to the Schedules of Portfolio Investments.

Matrix Service Co.* (Oil & Gas Services)	516	9,856
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	516	26,182
Max Capital Group, Ltd.ADR (Insurance)	1,720	39,956
MAXIMUS, Inc. (Commercial Services)	602	22,178
McMoRan Exploration Co.* (Oil & Gas)	774	18,297
Medarex, Inc.* (Pharmaceuticals)	2,666	17,249
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,032	15,387
Mentor Graphics Corp.* (Computers)	1,634	18,546
MercadoLibre, Inc.* (Commercial Services)	344	7,000
Meridian Bioscience, Inc. (Healthcare - Products)	774	22,477
Merit Medical Systems, Inc.* (Healthcare - Products)	1,032	19,371
Meritage Homes Corp.* (Home Builders)	602	14,869
Micros Systems, Inc.* (Computers)	1,376	36,684
Microsemi Corp.* (Semiconductors)	1,376	35,060
Micrus Endovascular Corp.* (Healthcare - Products)	1,032	14,396
Minerals Technologies, Inc. (Chemicals)	344	20,420
Mitcham Industries, Inc.* (Commercial Services)	860	8,677
MKS Instruments, Inc.* (Semiconductors)	1,032	20,547
Mobile Mini, Inc.* (Storage/Warehousing)	774	14,961
Modine Manufacturing Co. (Auto Parts & Equipment)	946	13,698
ModusLink Global Solutions, Inc.* (Internet)	1,032	9,918
Momenta Pharmaceuticals, Inc.* (Biotechnology)	688	9,020
Monarch Casino & Resort, Inc.* (Lodging)	1,290	14,693
Monolithic Power Systems, Inc.* (Semiconductors)	688	11,951
Montpelier Re Holdings, Ltd.ADR (Insurance)	2,150	35,496
MPS Group, Inc.* (Commercial Services)	1,978	19,938
MSC.Software Corp.* (Software)	1,548	16,564
Mueller Industries, Inc. (Metal Fabricate/Hardware)	688	15,831
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,150	19,307
MVC Capital, Inc. (Investment Companies)	1,204	18,361
Myriad Genetics, Inc.* (Biotechnology)	774	50,217
Nara Bancorp, Inc. (Banks)	1,892	21,190
NATCO Group, Inc. - Class A* (Oil & Gas Services)	430	17,277
National Penn Bancshares, Inc. (Banks)	1,806	26,368
National Retail Properties, Inc. (REIT)	1,634	39,134
Natus Medical, Inc.* (Healthcare - Products)	860	19,488
Navigant Consulting Co.* (Commercial Services)	946	18,816
NCI Building Systems, Inc.* (Building Materials)	430	13,653
Nektar Therapeutics* (Biotechnology)	2,408	8,645
Ness Technologies, Inc.* (Commercial Services)	1,806	20,715
Net 1 UEPS Technologies, Inc.* (Commercial Services)	860	19,204
Netflix, Inc.* (Internet)	688	21,245
NETGEAR, Inc.* (Telecommunications)	946	14,190
Netlogic Microsystems, Inc.* (Semiconductors)	430	13,003
New Jersey Resources Corp. (Gas)	1,290	46,298
NewAlliance Bancshares, Inc. (Savings & Loans)	2,408	36,192
Newpark Resources, Inc.* (Oil & Gas Services)	1,548	11,300
Newport Corp.* (Electronics)	1,290	13,906
Nicor, Inc. (Gas)	860	38,141
NN, Inc. (Metal Fabricate/Hardware)	1,462	18,787
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	602	19,300
Nordson Corp. (Machinery - Diversified)	516	25,341
Novatel Wireless, Inc.* (Telecommunications)	1,032	6,254
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,118	13,058
Nu Skin Enterprises, Inc. (Retail)	1,548	25,109
NuVasive, Inc.* (Healthcare - Products)	602	29,697
NYMAGIC, Inc. (Insurance)	688	17,372
Obagi Medical Products, Inc.* (Pharmaceuticals)	1,204	12,016
Oilsands Quest, Inc.* (Oil & Gas)	1,978	5,914
Old National Bancorp (Banks)	1,634	32,713
Olin Corp. (Chemicals)	1,290	25,026
Olympic Steel, Inc. (Iron/Steel)	172	5,072
OM Group, Inc.* (Chemicals)	516	11,610
OMEGA Healthcare Investors, Inc. (REIT)	1,634	32,124
Omnicell, Inc.* (Software)	1,204	15,833
Omniture, Inc.* (Commercial Services)	1,032	18,948
OmniVision Technologies, Inc.* (Semiconductors)	1,118	12,756
On Assignment, Inc.* (Commercial Services)	1,462	11,521
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	860	31,115
Oplink Communications, Inc.* (Telecommunications)	1,290	15,570
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,032	20,041
Orbital Sciences Corp.* (Aerospace/Defense)	1,032	24,737
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	946	46,628
Otter Tail Corp. (Electric)	946	29,071
Overstock.com, Inc.* (Internet)	344	6,815

See accompanying notes to the Schedules of Portfolio Investments.

Owens & Minor, Inc. (Distribution/Wholesale)	602	29,197
Pacer International, Inc. (Transportation)	946	15,581
Pacific Capital Bancorp (Banks)	1,462	29,752
Pacific Sunwear of California, Inc.* (Retail)	1,548	10,418
PacWest Bancorp (Banks)	946	27,046
PAETEC Holding Corp.* (Telecommunications)	2,236	4,807
Palm, Inc. (Computers)	2,150	12,836
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,118	15,048
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	860	10,569
Parallel Petroleum Corp.* (Oil & Gas)	860	8,101
Parametric Technology Corp.* (Software)	2,150	39,560
PAREXEL International Corp.* (Commercial Services)	1,032	29,577
Parker Drilling Co.* (Oil & Gas)	2,150	17,243
PC-Tel, Inc. (Internet)	1,634	15,229
PDL BioPharma, Inc. (Biotechnology)	2,064	19,216
Peet’s Coffee & Tea, Inc.* (Beverages)	946	26,412
Penn Virginia Corp. (Oil & Gas)	602	32,171
Penson Worldwide, Inc.* (Diversified Financial Services)	774	10,735
PeopleSupport, Inc.* (Commercial Services)	1,290	15,080
Perficient, Inc.* (Internet)	946	6,281
Perini Corp.* (Engineering & Construction)	430	11,090
Perot Systems Corp. - Class A* (Computers)	1,462	25,366
PetMed Express, Inc.* (Pharmaceuticals)	1,118	17,553
PetroQuest Energy, Inc.* (Oil & Gas)	774	11,881
PharMerica Corp.* (Pharmaceuticals)	774	17,407
Phase Forward, Inc.* (Software)	946	19,781
PHH Corp.* (Commercial Services)	1,118	14,858
Phoenix Technologies, Ltd.* (Software)	1,462	11,681
Photon Dynamics, Inc.* (Electronics)	1,634	25,082
Pioneer Drilling Co.* (Oil & Gas)	1,118	14,869
Piper Jaffray* (Diversified Financial Services)	430	18,597
Plantronics, Inc. (Telecommunications)	946	21,304
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	946	33,564
Plexus Corp.* (Electronics)	860	17,802
PMC-Sierra, Inc.* (Semiconductors)	3,354	24,887
PNM Resources, Inc. (Electric)	1,720	17,613
Polaris Industries, Inc. (Leisure Time)	516	23,473
Polycom, Inc.* (Telecommunications)	1,634	37,794
PolyOne Corp.* (Chemicals)	1,806	11,649
Pool Corp. (Distribution/Wholesale)	1,118	26,083
Portland General Electric Co. (Electric)	1,634	38,660
Post Properties, Inc. (REIT)	774	21,649
Power Integrations, Inc.* (Semiconductors)	688	16,581
Powerwave Technologies, Inc.* (Telecommunications)	2,924	11,579
Premiere Global Services, Inc.* (Telecommunications)	1,462	20,556
Prestige Brands Holdings, Inc.* (Healthcare - Products)	1,118	9,928
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	774	10,302
Progress Software Corp.* (Software)	1,118	29,057
Prosperity Bancshares, Inc. (Banks)	1,032	35,078
Provident Financial Services, Inc. (Savings & Loans)	1,462	24,138
Provident New York Bancorp (Savings & Loans)	1,978	26,149
PSS World Medical, Inc.* (Healthcare - Products)	1,462	28,509
Psychiatric Solutions, Inc.* (Healthcare - Services)	860	32,637
Quest Resource Corp.* (Oil & Gas)	1,118	2,974
Quest Software, Inc.* (Software)	1,634	20,735
Quidel Corp.* (Healthcare - Products)	860	14,113
Quiksilver, Inc.* (Apparel)	2,150	12,341
Rackable Systems, Inc.* (Computers)	1,118	10,968
RadiSys Corp.* (Computers)	1,204	10,354
RAIT Financial Trust (REIT)	1,806	9,915
Ralcorp Holdings, Inc.* (Food)	602	40,581
RCN Corp.* (Telecommunications)	1,462	17,924
Realty Income Corp. (REIT)	1,806	46,234
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	946	3,453
Redwood Trust, Inc. (REIT)	602	13,081
Regal-Beloit Corp. (Hand/Machine Tools)	516	21,940
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,204	26,283
Regis Corp. (Retail)	860	23,650
Rent-A-Center, Inc.* (Commercial Services)	1,118	24,909
Resources Connection, Inc.* (Commercial Services)	774	17,438
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	688	16,065
Riverbed Technology, Inc.* (Computers)	1,118	13,997
Robbins & Myers, Inc. (Machinery - Diversified)	516	15,960
Rock-Tenn Co. - Class A (Forest Products & Paper)	774	30,945
Rockwood Holdings, Inc.* (Chemicals)	774	19,861
Rofin-Sinar Technologies, Inc.* (Electronics)	602	18,427
Rosetta Resources, Inc.* (Oil & Gas)	946	17,369
Royal Gold, Inc. (Mining)	946	34,018
RTI Biologics, Inc.* (Healthcare - Products)	1,634	15,278
RTI International Metals, Inc.* (Mining)	430	8,411
Ruddick Corp. (Food)	688	22,326
S&T Bancorp, Inc. (Banks)	946	34,841
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,634	10,474
Savient Pharmaceuticals, Inc.* (Biotechnology)	860	12,823

See accompanying notes to the Schedules of Portfolio Investments.

SAVVIS, Inc.* (Telecommunications)	946	12,714
School Specialty, Inc.* (Retail)	774	24,141
Schulman (A.), Inc. (Chemicals)	1,204	23,815
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,118	21,231
Sciele Pharma, Inc. (Pharmaceuticals)	860	26,479
Seabright Insurance Holdings* (Insurance)	1,376	17,888
Seattle Genetics, Inc.* (Biotechnology)	1,462	15,643
Selective Insurance Group, Inc. (Insurance)	1,118	25,625
Semtech Corp.* (Semiconductors)	1,634	22,811
Senior Housing Properties Trust (REIT)	1,892	45,086
Sensient Technologies Corp. (Chemicals)	946	26,611
Sequenom, Inc.* (Biotechnology)	1,290	34,340
Silgan Holdings, Inc. (Packaging & Containers)	516	26,362
Silicon Image, Inc.* (Semiconductors)	2,150	11,481
Sinclair Broadcast Group, Inc. - Class A (Media)	2,150	10,836
SkyWest, Inc. (Airlines)	1,462	23,363
Skyworks Solutions, Inc.* (Semiconductors)	2,580	21,569
Smart Balance, Inc.* (Food)	1,548	10,155
Solera Holdings, Inc.* (Software)	1,032	29,639
Solutia, Inc.* (Chemicals)	1,204	16,856
Sonic Corp.* (Retail)	1,634	23,807
SONICWALL, Inc.* (Internet)	1,720	9,013
Sonus Networks, Inc.* (Telecommunications)	3,354	9,660
Sotheby’s (Commercial Services)	1,118	22,427
Southwest Gas Corp. (Water)	1,806	23,026
Spartan Stores, Inc. (Food)	688	17,117
Starent Networks Corp.* (Software)	860	11,128
STEC, Inc.* (Computers)	1,032	7,946
Steinway Musical Instruments, Inc.* (Commercial Services)	602	17,049
STERIS Corp. (Healthcare - Products)	1,032	38,783
Sterling Bancorp (Banks)	1,290	18,653
Sterling Bancshares, Inc. (Banks)	3,010	31,454
Steven Madden, Ltd.* (Apparel)	774	19,180
Stewart Information Services Corp. (Insurance)	946	28,143
Stifel Financial Corp.* (Diversified Financial Services)	516	25,748
Stone Energy Corp.* (Oil & Gas)	344	14,562
Strategic Hotels & Resorts, Inc. (REIT)	2,408	18,180
Sun Communities, Inc. (REIT)	1,806	35,777
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,118	16,390
Sunrise Assisted Living, Inc.* (Healthcare - Services)	774	10,673
Sunstone Hotel Investors, Inc. (REIT)	1,462	19,737
Superior Industries International, Inc. (Auto Parts & Equipment)	1,118	21,421
Superior Well Services, Inc.* (Oil & Gas Services)	516	13,060
Susquehanna Bancshares, Inc. (Banks)	1,892	36,932
SVB Financial Group* (Banks)	860	49,811
Swift Energy Co.* (Oil & Gas)	430	16,637
Switch & Data Facilities Co.* (Internet)	688	8,566
Sybase, Inc.* (Software)	1,290	39,500
Sykes Enterprises, Inc.* (Computers)	946	20,774
Synaptics, Inc.* (Computers)	602	18,192
Syniverse Holdings, Inc.* (Telecommunications)	860	14,285
T-3 Energy Services, Inc.* (Oil & Gas Services)	258	9,577
Take-Two Interactive Software, Inc. (Software)	1,290	21,156
Tanger Factory Outlet Centers, Inc. (REIT)	774	33,893
Taser International, Inc.* (Electronics)	1,806	12,913
Team, Inc.* (Commercial Services)	430	15,532
Technitrol, Inc. (Electronics)	1,032	15,263
Tecumseh Products Co. - Class A* (Machinery - Diversified)	344	8,614
Tekelec* (Telecommunications)	1,720	24,063
Teledyne Technologies, Inc.* (Aerospace/Defense)	516	29,495
TeleTech Holdings, Inc.* (Commercial Services)	1,032	12,838
Tempur-Pedic International, Inc. (Home Furnishings)	1,290	15,170
Tennant Co. (Machinery - Diversified)	516	17,678
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,118	11,884
Tercica, Inc.* (Biotechnology)	1,806	16,146
Tessera Technologies, Inc.* (Semiconductors)	946	15,458
Tetra Tech, Inc.* (Environmental Control)	1,032	24,830
Texas Capital Bancshares, Inc.* (Banks)	1,462	30,351
Texas Industries, Inc. (Building Materials)	258	10,542
The Cato Corp. - Class A (Retail)	1,032	18,112
The Children’s Place Retail Stores, Inc.* (Retail)	430	14,340
The Finish Line, Inc. - Class A (Retail)	1,204	12,028
The Geo Group, Inc.* (Commercial Services)	946	19,119
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	688	7,444
The Gymboree Corp.* (Apparel)	430	15,265
The Hain Celestial Group, Inc.* (Food)	1,118	30,779
The Knot, Inc.* (Internet)	1,462	12,208
The Medicines Co.* (Pharmaceuticals)	1,118	25,960
The Men’s Wearhouse, Inc. (Retail)	946	20,093
The Pep Boys - Manny, Moe & Jack (Retail)	1,634	10,098
The Phoenix Cos., Inc. (Insurance)	2,580	23,839
The Ryland Group, Inc. (Home Builders)	774	20,526
The Spectranetics Corp.* (Healthcare - Products)	1,204	5,575
The Steak n Shake Co.* (Retail)	2,150	18,662
See accompanying notes to the Schedules of Portfolio Investments.

The Timberland Co. - Class A* (Apparel)	1,032	17,926
The Ultimate Software Group, Inc.* (Software)	516	13,932
The Warnaco Group, Inc.* (Apparel)	688	31,160
Theravance, Inc.* (Pharmaceuticals)	1,290	16,073
thinkorswim Group, Inc.* (Diversified Financial Services)	1,290	10,746
Thoratec Corp.* (Healthcare - Products)	1,290	33,862
THQ, Inc.* (Software)	1,204	14,496
Tibco Software, Inc.* (Internet)	3,440	25,181
Titan International, Inc. (Auto Parts & Equipment)	602	12,835
TiVo, Inc.* (Home Furnishings)	2,236	16,368
TNS, Inc.* (Commercial Services)	688	13,327
Toreador Resources Corp.* (Oil & Gas)	1,204	10,824
Town Sports International Holdings, Inc.* (Commercial Services)	1,290	7,869
Tractor Supply Co.* (Retail)	688	28,930
TradeStation Group, Inc.* (Diversified Financial Services)	1,462	13,670
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	688	23,550
Tredegar Corp. (Miscellaneous Manufacturing)	946	16,829
TreeHouse Foods, Inc.* (Food)	860	25,542
Triple-S Management Corp. - Class BADR* (Healthcare - Services)	1,118	18,212
TriQuint Semiconductor, Inc.* (Semiconductors)	2,666	12,770
True Religion Apparel, Inc.* (Apparel)	430	11,116
TrueBlue, Inc.* (Commercial Services)	1,118	18,067
TrustCo Bank Corp. NY (Banks)	2,752	32,226
Trustmark Corp. (Banks)	1,204	24,971
TTM Technologies, Inc.* (Electronics)	1,376	13,650
Tupperware Corp. (Household Products/Wares)	946	26,138
tw telecom, Inc.* (Telecommunications)	2,408	25,019
TXCO Resources, Inc.* (Oil & Gas)	1,290	12,952
U-Store-It Trust (REIT)	2,064	25,325
U.S. Physical Therapy, Inc.* (Healthcare - Services)	1,462	25,380
UAL Corp. (Airlines)	1,892	16,631
Ultratech Stepper, Inc.* (Semiconductors)	946	11,447
UMB Financial Corp. (Banks)	602	31,617
Under Armour, Inc. - Class A* (Retail)	602	19,120
Unisource Energy Corp. (Electric)	688	20,083
United America Indemnity, Ltd. - Class AADR* (Insurance)	1,204	17,133
United Natural Foods, Inc.* (Food)	946	23,641
United Online, Inc. (Internet)	1,376	12,948
United Therapeutics Corp.* (Pharmaceuticals)	344	36,178
Universal American Financial Corp.* (Insurance)	1,290	15,725
Universal Corp. (Agriculture)	430	21,109
Universal Health Realty Income Trust (REIT)	860	33,454
Universal Technical Institute, Inc.* (Commercial Services)	1,118	19,073
USA Mobility, Inc. (Telecommunications)	1,806	19,866
USEC, Inc.* (Mining)	1,892	10,236
UTStarcom, Inc.* (Telecommunications)	2,666	8,984
VAALCO Energy, Inc.* (Oil & Gas)	1,634	11,177
Vail Resorts, Inc.* (Entertainment)	602	21,040
Valassis Communications, Inc.* (Commercial Services)	1,032	8,937
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,290	26,406
ValueClick, Inc.* (Internet)	1,548	15,836
Varian, Inc.* (Electronics)	516	22,136
Veeco Instruments, Inc.* (Semiconductors)	1,118	16,558
Venoco, Inc.* (Oil & Gas)	516	6,708
VeriFone Holdings, Inc.* (Software)	1,290	21,337
Vignette Corp.* (Internet)	1,290	13,855
ViroPharma, Inc.* (Pharmaceuticals)	1,376	18,053
VistaPrint, Ltd.ADR* (Commercial Services)	860	28,242
Vital Images, Inc.* (Software)	1,118	16,770
VIVUS, Inc.* (Healthcare - Products)	1,806	14,340
Volcano Corp.* (Healthcare - Products)	1,118	19,330
Volcom, Inc.* (Apparel)	430	7,430
Volterra Semiconductor Corp.* (Semiconductors)	860	10,948
W.R. Grace & Co.* (Chemicals)	1,204	18,204
Wabtec Corp. (Machinery - Diversified)	688	35,246
Warren Resources, Inc.* (Oil & Gas)	1,548	15,449
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	602	29,937
Watts Water Technologies, Inc. - Class A (Electronics)	860	23,521
Websense, Inc.* (Internet)	1,032	23,065
Werner Enterprises, Inc. (Transportation)	1,376	29,873
West Coast Bancorp (Banks)	1,376	20,172
West Pharmaceutical Services, Inc. (Healthcare - Products)	516	25,191
Westamerica Bancorp (Banks)	516	29,685
Westar Energy, Inc. (Electric)	1,892	43,592
Westfield Financial, Inc. (Banks)	1,806	18,602
Willbros Group, Inc.ADR* (Oil & Gas Services)	602	15,953
Wind River Systems, Inc.* (Software)	1,634	16,340
Winn-Dixie Stores, Inc.* (Food)	1,032	14,345
WMS Industries, Inc.* (Leisure Time)	774	23,661
Wolverine World Wide, Inc. (Apparel)	860	22,764
Woodward Governor Co. (Electronics)	946	33,365
World Fuel Services Corp. (Retail)	688	15,845
World Wrestling Entertainment, Inc. (Entertainment)	1,462	22,603
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,290	19,273

See accompanying notes to the Schedules of Portfolio Investments.

Wright Express Corp.* (Commercial Services)	774	22,879
Wright Medical Group, Inc.* (Healthcare - Products)	946	28,796
XenoPort, Inc.* (Pharmaceuticals)	430	20,851
YRC Worldwide, Inc.* (Transportation)	1,204	14,400
Zenith National Insurance Corp. (Insurance)	688	25,208
Zoll Medical Corp.* (Healthcare - Products)	430	14,070
Zoltek Cos., Inc.* (Chemicals)	516	8,829
Zoran Corp.* (Semiconductors)	1,290	10,526

TOTAL COMMON STOCKS
(Cost $13,926,271)		14,493,498

	Principal
	Amount

Repurchase Agreements (59.7%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $882,028 (Collateralized by $822,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $901,550)	$882,000	882,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $1,956,077 (Collateralized by $1,994,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,997,304)	1,956,000	1,956,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $4,464,141 (Collateralized by $4,546,000 of various U.S. Government Agency Obligations, 4.50%-5.25%, 9/11/09-9/18/18, market value $4,556,487)	4,464,000	4,464,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $4,359,109 (Collateralized by $4,568,000 of various U.S. Government Agency Obligations, 2.60%‡-4.38%, 12/10/08-5/13/13, market value $4,546,503)	4,359,000	4,359,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $166,003 (Collateralized by $222,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $218,072)	166,000	166,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,827,000)		11,827,000

TOTAL INVESTMENT SECURITIES
(Cost $25,753,271)—132.9%		26,320,498
Net other assets (liabilities)—(32.9)%		(6,509,740)

NET ASSETS—100.0%		$19,810,758

(a)	As of September 30, 2008, this investment was fair valued in good faith in accordance with procedures approved by the Board of Trustees and represents 0.06% of net assets.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/19/08 (Underlying notional amount at value $6,339,810)	93	$(276,839)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 10/27/08	$19,039,880	$866,749

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.2%
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	1.1%
Auto Parts & Equipment	0.8%
Banks	4.1%
Beverages	0.2%
Biotechnology	2.3%
Building Materials	0.5%
Chemicals	1.5%
Coal	0.1%
Commercial Services	4.7%
Computers	1.7%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.1%
Electric	1.7%
Electrical Components & Equipment	0.7%
Electronics	2.1%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

Food	1.4%
Forest Products & Paper	0.4%
Gas	0.6%
Hand/Machine Tools	0.2%
Healthcare - Products	3.9%
Healthcare - Services	1.2%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	2.7%
Internet	1.9%
Investment Companies	0.6%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery - Diversified	1.4%
Media	0.4%
Metal Fabricate/Hardware	0.5%
Mining	0.6%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.9%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	2.8%
REIT	4.6%
Real Estate	0.2%
Retail	4.1%
Savings & Loans	0.9%
Semiconductors	2.8%
Software	3.3%
Storage/Warehousing	0.1%
Telecommunications	3.1%
Toys/Games/Hobbies	0.2%
Transportation	1.4%
Water	0.3%
Other**	26.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (79.2%)
Activision Blizzard, Inc.* (Software)	25,398	$391,891
Adobe Systems, Inc.* (Software)	11,205	442,261
Akamai Technologies, Inc.* (Internet)	3,486	60,796
Altera Corp. (Semiconductors)	9,130	188,808
Amazon.com, Inc.* (Internet)	6,059	440,853
Amgen, Inc.* (Biotechnology)	10,624	629,684
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,822	57,061
Apollo Group, Inc. - Class A* (Commercial Services)	3,486	206,720
Apple Computer, Inc.* (Computers)	26,643	3,028,243
Applied Materials, Inc. (Semiconductors)	14,940	226,042
Ascent Media Corp. - Class A* (Entertainment)	263	6,420
Autodesk, Inc.* (Software)	5,063	169,864
Baidu.com, Inc.ADR* (Internet)	581	144,222
Bed Bath & Beyond, Inc.* (Retail)	7,553	237,240
Biogen Idec, Inc.* (Biotechnology)	6,806	342,274
Broadcom Corp. - Class A* (Semiconductors)	8,632	160,814
C.H. Robinson Worldwide, Inc. (Transportation)	3,652	186,106
CA, Inc. (Software)	10,707	213,712
Cadence Design Systems, Inc.* (Computers)	5,893	39,837
Celgene Corp.* (Biotechnology)	9,711	614,512
Cephalon, Inc.* (Pharmaceuticals)	1,411	109,338
Check Point Software Technologies, Ltd.ADR* (Internet)	4,565	103,808
Cintas Corp. (Textiles)	3,984	114,381
Cisco Systems, Inc.* (Telecommunications)	45,484	1,026,119
Citrix Systems, Inc.* (Software)	4,648	117,408
Cognizant Technology Solutions Corp.* (Computers)	6,142	140,222
Comcast Corp. - Special Class A (Media)	31,042	609,354
Costco Wholesale Corp. (Retail)	4,897	317,962
Dell, Inc.* (Computers)	15,521	255,786
DENTSPLY International, Inc. (Healthcare - Products)	3,071	115,285
DIRECTV Group, Inc.* (Media)	17,430	456,143
Discovery Communications, Inc. - Class A* (Media)	2,573	36,665
Discovery Communications, Inc. - Class C* (Media)	2,635	37,312
DISH Network Corp. - Class A* (Media)	4,731	99,351
eBay, Inc.* (Internet)	20,916	468,100
Electronic Arts, Inc.* (Software)	6,889	254,824
Expedia, Inc.* (Internet)	6,059	91,552
Expeditors International of Washington, Inc. (Transportation)	4,482	156,153
Express Scripts, Inc.* (Pharmaceuticals)	4,731	349,242
Fastenal Co. (Distribution/Wholesale)	3,071	151,677
Fiserv, Inc.* (Software)	4,399	208,161
Flextronics International, Ltd.ADR* (Electronics)	19,588	138,683
FLIR Systems, Inc.* (Electronics)	3,154	121,177
Focus Media Holding, Ltd.ADR* (Advertising)	2,407	68,624
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	3,237	116,888
Garmin, Ltd.ADR* (Electronics)	4,150	140,851
Genzyme Corp.* (Biotechnology)	7,221	584,107
Gilead Sciences, Inc.* (Pharmaceuticals)	19,505	889,038
Google, Inc. - Class A* (Internet)	3,154	1,263,240
Hansen Natural Corp.* (Beverages)	1,992	60,258
Henry Schein, Inc.* (Healthcare - Products)	1,909	102,781
Hologic, Inc.* (Healthcare - Products)	5,810	112,307
Infosys Technologies, Ltd.ADR (Software)	2,407	80,177
Intel Corp. (Semiconductors)	42,413	794,396
IAC/InterActiveCorp* (Internet)	3,154	54,564
Intuit, Inc.* (Software)	8,715	275,481
Intuitive Surgical, Inc.* (Healthcare - Products)	830	200,013
Joy Global, Inc. (Machinery - Construction & Mining)	2,241	101,159
Juniper Networks, Inc.* (Telecommunications)	7,719	162,639
KLA-Tencor Corp. (Semiconductors)	4,565	144,482
Lam Research Corp.* (Semiconductors)	2,822	88,865
Lamar Advertising Co.* (Advertising)	1,577	48,714
Leap Wireless International, Inc.* (Telecommunications)	1,494	56,921
Level 3 Communications, Inc.* (Telecommunications)	32,785	88,520
Liberty Global, Inc. - Class A* (Media)	3,403	103,111
Liberty Media Holding Corp. - Interactive Series A* (Internet)	11,703	151,086
Linear Technology Corp. (Semiconductors)	6,391	195,948
Logitech International SAADR* (Computers)	3,735	87,100
Marvell Technology Group, Ltd.ADR* (Semiconductors)	12,450	115,785
Microchip Technology, Inc. (Semiconductors)	3,320	97,708
Microsoft Corp. (Software)	67,728	1,807,660
Millicom International Cellular SAADR (Telecommunications)	2,241	153,889
Monster Worldwide, Inc.* (Internet)	2,739	40,838
NetApp, Inc.* (Computers)	7,387	134,665
NII Holdings, Inc. - Class B* (Telecommunications)	3,486	132,189
NVIDIA Corp.* (Semiconductors)	11,786	126,228
Oracle Corp.* (Software)	46,397	942,323
PACCAR, Inc. (Auto Manufacturers)	8,798	335,996
Patterson Cos., Inc.* (Healthcare - Products)	2,490	75,721
Paychex, Inc. (Commercial Services)	7,387	243,993
PetSmart, Inc. (Retail)	2,739	67,681
Qualcomm, Inc. (Telecommunications)	42,662	1,833,186
Research In Motion, Ltd.ADR* (Computers)	12,201	833,328
Ryanair Holdings PLCADR* (Airlines)	2,490	55,851
SanDisk Corp.* (Computers)	4,482	87,623
Sears Holdings Corp.* (Retail)	2,822	263,857

See accompanying notes to the Schedules of Portfolio Investments.

Sigma-Aldrich Corp. (Chemicals)	2,573	134,877
Sirius XM Radio, Inc.* (Media)	74,119	42,248
Staples, Inc. (Retail)	10,292	231,570
Starbucks Corp.* (Retail)	21,912	325,831
Steel Dynamics, Inc. (Iron/Steel)	4,482	76,597
Stericycle, Inc.* (Environmental Control)	1,909	112,459
Sun Microsystems, Inc.* (Computers)	7,055	53,618
Symantec Corp.* (Internet)	18,924	370,532
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	13,612	623,293
VeriSign, Inc.* (Internet)	3,901	101,738
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,154	104,839
Virgin Media, Inc. (Telecommunications)	7,719	60,980
Whole Foods Market, Inc. (Food)	2,988	59,850
Wynn Resorts, Ltd. (Lodging)	2,407	196,507
Xilinx, Inc. (Semiconductors)	7,885	184,903
Yahoo!, Inc.* (Internet)	14,359	248,411

TOTAL COMMON STOCKS
(Cost $16,971,260)		29,514,107

	Principal
	Amount

Repurchase Agreements (20.0%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $554,018 (Collateralized by $517,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $567,033)	$554,000	554,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $1,230,049 (Collateralized by $1,255,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,257,079)	1,230,000	1,230,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $2,808,089 (Collateralized by $2,900,000 of various U.S. Government Agency Obligations, 5.20%-5.25%, 9/11/09-9/18/18, market value $2,866,093)	2,808,000	2,808,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $2,744,069 (Collateralized by $2,814,000 of various U.S. Government Agency Obligations, 2.70%‡-4.38%, 12/10/08-5/13/13, market value $2,800,131)	2,744,000	2,744,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $103,002 (Collateralized by $300,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $294,692)	103,000	103,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,439,000)		7,439,000

TOTAL INVESTMENT SECURITIES
(Cost $24,410,260)—99.2%		36,953,107
Net other assets (liabilities)—0.8%		307,810

NET ASSETS—100.0%		$37,260,917

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $3,844,200)	120	$3,088
NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $320,350)	2	(28,437)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 10/27/08	$40,294,261	$2,484,375

ProFund VP UltraNASDAQ-100 invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	0.3%
Airlines	0.1%
Auto Manufacturers	0.9%
Beverages	0.2%
Biotechnology	6.1%
Chemicals	0.4%
Commercial Services	1.3%
Computers	12.4%
Distribution/Wholesale	0.4%
Electronics	1.1%
Engineering & Construction	0.3%
Entertainment	NM
Environmental Control	0.3%
Food	0.2%
Healthcare - Products	1.6%
Internet	9.6%
Iron/Steel	0.2%
Lodging	0.5%
Machinery - Construction & Mining	0.3%
Media	3.7%
Pharmaceuticals	5.5%
Retail	3.9%

See accompanying notes to the Schedules of Portfolio Investments.

Semiconductors	6.1%
Software	13.1%
Telecommunications	9.5%
Textiles	0.3%
Transportation	0.9%
Other**	20.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (90.8%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $13,574,430 (Collateralized by $12,625,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $13,846,793)	$13,574,000	$13,574,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $13,574,535 (Collateralized by $13,824,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $13,846,904)	13,574,000	13,574,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $13,574,430 (Collateralized by $13,905,000 of various U.S. Government Agency Obligations, 2.46%‡-5.20%, 11/19/08-9/18/18, market value $13,848,130)	13,574,000	13,574,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $13,570,339 (Collateralized by $14,218,000 of various U.S. Government Agency Obligations, 2.70%‡-3.55%‡, 12/10/08-8/17/09, market value $13,843,028)	13,570,000	13,570,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $13,574,283 (Collateralized by $13,726,000 of various U.S. Government Agency Obligations, 2.60%‡-3.38%, 3/31/09-3/5/10, market value $13,846,892)	13,574,000	13,574,000

TOTAL REPURCHASE AGREEMENTS
(Cost $67,866,000)		67,866,000

	Contracts

Options Purchased(NM)
S&P 500 Futures Call Option 1900 expiring December 2008	165	1,737

TOTAL OPTIONS PURCHASED
(Cost $2,723)		1,737

TOTAL INVESTMENT SECURITIES
(Cost $67,868,723)—90.8%		67,867,737
Net other assets (liabilities)—9.2%		6,888,709

NET ASSETS—100.0%		$74,756,446

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $4,696,000)	80	$ (63,600)

Futures Contracts Sold
S&P 500 Futures Contract expiring 12/19/08 (Underlying notional amount at value $40,503,000)	138	2,911,248

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 10/27/08	$(40,153,947)	$(2,060,694)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (108.3%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $898,028 (Collateralized by $836,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $916,905)	$898,000	$898,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $907,036 (Collateralized by $924,000 of various U.S. Treasury Securities, 3.25%-3.38%, 12/31/09-3/5/10, market value $925,768)	907,000	907,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $928,029 (Collateralized by $927,000 of various U.S. Treasury Securities, 3.25%-5.25%, 9/11/09-12/31/09, market value $947,476)	928,000	928,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $929,023 (Collateralized by $947,000 of various U.S. Government Agency Obligations, 2.70%‡-5.13%, 12/10/08-10/18/16, market value $949,699)	929,000	929,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $892,019 (Collateralized by $1,026,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $1,007,846)	892,000	892,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,554,000)		4,554,000

TOTAL INVESTMENT SECURITIES
(Cost $4,554,000)—108.3%		4,554,000
Net other assets (liabilities)—(8.3)%		(350,752)

NET ASSETS—100.0%		$4,203,248

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $3,919,320)	54	$(138,583)
Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring 12/19/08 (Underlying notional amount at value $5,080,600)	14	364,994

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 10/27/08	$(1,862,702)	$(74,336)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 10/27/08	(1,240,049)	(49,497)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (86.2%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $2,333,074 (Collateralized by $2,170,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $2,380,003)	$2,333,000	$2,333,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $2,333,092 (Collateralized by $2,377,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $2,380,938)	2,333,000	2,333,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $2,333,074 (Collateralized by $2,396,000 of various U.S. Government Agency Obligations, 5.13%-5.20%, 10/18/16-9/18/18, market value $2,380,601)	2,333,000	2,333,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $2,331,058 (Collateralized by $2,388,000 of various U.S. Government Agency Obligations, 2.70%‡-4.38%, 12/10/08-5/13/13, market value $2,379,401)	2,331,000	2,331,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $2,333,049 (Collateralized by $2,423,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $2,380,126)	2,333,000	2,333,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,663,000)		11,663,000

	Contracts

Options Purchased(NM)
Russell 2000 Futures Call Option 1000 expiring December 2008	75	650

TOTAL OPTIONS PURCHASED
(Cost $1,088)		650

TOTAL INVESTMENT SECURITIES
(Cost $11,664,088)—86.2%		11,663,650
Net other assets (liabilities)—13.8%		1,867,409

NET ASSETS—100.0%		$13,531,059

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 12/19/08 (Underlying notional amount at value $8,657,590)	127	$362,970

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 10/27/08	$(4,646,278)	$(128,307)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (92.8%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $50,002 (Collateralized by $47,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $51,548)	$50,000	$50,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $52,002 (Collateralized by $53,000 of various U.S. Treasury Securities, 3.25%-3.38%, 12/31/09-3/5/10, market value $53,147)	52,000	52,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $59,002 (Collateralized by $59,000 U.S. Treasury Notes, 3.25%, 12/31/09, market value $59,973)	59,000	59,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $61,002 (Collateralized by $59,000 of various Federal Home Loan Mortgage Corp. Securities, 4.38%-5.13%, 5/13/13-10/18/16, market value $63,550)	61,000	61,000
UMB, 0.75%, 10/1/08, dated 9/30/08, with a repurchase price of $48,001 (Collateralized by $100,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $98,231)	48,000	48,000

TOTAL REPURCHASE AGREEMENTS
(Cost $270,000)		270,000

	Contracts

Options Purchased(NM)
E-Mini Dow Jones Futures Call Option 16000 expiring October 2008	10	27

TOTAL OPTIONS PURCHASED
(Cost $75)		27

TOTAL INVESTMENT SECURITIES
(Cost $270,075)—92.8%		270,027
Net other assets (liabilities)—7.2%		20,808

NET ASSETS—100.0%		$290,835

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/19/08 (Underlying notional amount at value $108,690)	2	$1,720

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 10/27/08	$(181,989)	$(8,968)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (100.3%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $4,384,139 (Collateralized by $4,078,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $4,472,651)	$4,384,000	$4,384,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $4,384,173 (Collateralized by $4,466,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $4,473,399)	4,384,000	4,384,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $4,384,139 (Collateralized by $4,435,000 of various U.S. Treasury Securities, 3.25%-5.25%, 9/11/09-8/20/12, market value $4,473,197)	4,384,000	4,384,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $3,087,077 (Collateralized by $3,163,000 of various U.S. Government Agency Obligations, 2.70%‡-5.13%, 12/10/08-10/18/16, market value $3,150,360)	3,087,000	3,087,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $4,384,091 (Collateralized by $4,612,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $4,530,393)	4,384,000	4,384,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,623,000)		20,623,000

	Contracts

Options Purchased(NM)
NASDAQ-100 Futures Call Option 2600 expiring October 2008	56	385

TOTAL OPTIONS PURCHASED
(Cost $812)		385

TOTAL INVESTMENT SECURITIES
(Cost $20,623,812)—100.3%		20,623,385
Net other assets (liabilities)—(0.3)%		(51,717)

NET ASSETS—100.0%		$20,571,668

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $6,407,000)	200	$382,658
NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $3,844,200)	24	341,052

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 10/27/08	$(10,613,082)	$(814,749)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (99.0%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $704,022 (Collateralized by $655,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $718,388)	$704,000	$704,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $704,028 (Collateralized by $717,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $718,188)	704,000	704,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $704,022 (Collateralized by $694,000 of various U.S. Government Agency Obligations, 5.13%-5.25%, 9/11/09-10/18/16, market value $720,585)	704,000	704,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $701,018 (Collateralized by $716,000 of various U.S. Government Agency Obligations, 2.70%‡-4.38%, 12/10/08-5/13/13, market value $715,346)	701,000	701,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $704,015 (Collateralized by $732,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $719,048)	704,000	704,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,517,000)		3,517,000

TOTAL INVESTMENT SECURITIES
(Cost $3,517,000)—99.0%		3,517,000
Net other assets (liabilities)—1.0%		34,679

NET ASSETS—100.0%		$3,551,679

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 12/19/08 (Underlying notional amount at value $241,245)	3	$12,032

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 10/27/08	$(3,381,277)	$(175,829)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (147.1%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $702,022 (Collateralized by $654,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $717,291)	$702,000	$702,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $729,029 (Collateralized by $744,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $745,233)	729,000	729,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $793,025 (Collateralized by $778,000 of various U.S. Government Agency Obligations, 5.13%-5.25%, 9/11/09-10/18/16, market value $811,597)	793,000	793,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $788,020 (Collateralized by $797,000 of various U.S. Government Agency Obligations, 2.70%‡-5.13%, 12/10/08-10/18/16, market value $805,866)	788,000	788,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $684,014 (Collateralized by $807,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $792,721)	684,000	684,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,696,000)		3,696,000

TOTAL INVESTMENT SECURITIES
(Cost $3,696,000)—147.1%		3,696,000
Net other assets (liabilities)—(47.1)%		(1,183,369)

NET ASSETS—100.0%		$2,512,631

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 10/27/08	$(489,879)	$(42,220)
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 10/27/08	(920,600)	(79,342)
Equity Index Swap Agreement based on the MSCI Emerging Markets Index(a) terminating on 10/27/08	(1,116,492)	(197,210)

(a)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purpose of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (35.9%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $42,001 (Collateralized by $40,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $43,871)	$42,000	$42,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $51,002 (Collateralized by $51,000 U.S. Treasury Notes, 3.25%, 12/31/09, market value $51,841)	51,000	51,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $72,002 (Collateralized by $72,000 U.S. Treasury Notes, 3.25%, 12/31/09, market value $73,187)	72,000	72,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $73,002 (Collateralized by $69,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $75,678)	73,000	73,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $36,001 (Collateralized by $200,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $196,461)	36,000	36,000

TOTAL REPURCHASE AGREEMENTS
(Cost $274,000)		274,000

	Contracts

Options Purchased(NM)
E-Mini Dow Jones Futures Call Option 16000 expiring October 2008	40	110

TOTAL OPTIONS PURCHASED
(Cost $300)		110

TOTAL INVESTMENT SECURITIES
(Cost $274,300)—35.9%		274,110
Net other assets (liabilities)—64.1%		489,089

NET ASSETS—100.0%		$763,199

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/19/08 (Underlying notional amount at value $978,210)	18	$(2,115)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 10/27/08	$(560,767)	$(25,022)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (57.8%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $68,002 (Collateralized by $65,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $71,290)	$68,000	$68,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $68,003 (Collateralized by $69,000 of various U.S. Treasury Securities, 3.25%-3.38%, 12/31/09-3/5/10, market value $69,529)	68,000	68,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $68,002 (Collateralized by $68,000 U.S. Treasury Notes, 3.25%, 12/31/09, market value $69,121)	68,000	68,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $65,002 (Collateralized by $62,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $68,000)	65,000	65,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $68,001 (Collateralized by $200,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $196,461)	68,000	68,000

TOTAL REPURCHASE AGREEMENTS
(Cost $337,000)		337,000

	Contracts

Options Purchased(NM)
NASDAQ-100 Futures Call Option 2600 expiring October 2008	4	28

TOTAL OPTIONS PURCHASED
(Cost $56)		28

TOTAL INVESTMENT SECURITIES
(Cost $337,056)—57.8%		337,028
Net other assets (liabilities)—42.2%		245,807

NET ASSETS—100.0%		$582,835

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/19/08 (Underlying notional amount at value $544,595)	17	$44,857

	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 10/27/08	$(577,952)	$(15,289)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (87.2%)
Associated Banc-Corp (Banks)	2,244	$44,768
Astoria Financial Corp. (Savings & Loans)	1,683	34,889
BancorpSouth, Inc. (Banks)	1,496	42,082
Bank of America Corp. (Banks)	83,963	2,938,705
Bank of Hawaii Corp. (Banks)	935	49,976
BB&T Corp. (Banks)	10,098	381,704
BOK Financial Corp. (Banks)	374	18,105
Cathay Bancorp, Inc. (Banks)	935	22,253
Citigroup, Inc. (Diversified Financial Services)	34,919	716,189
Citizens Republic Bancorp, Inc. (Banks)	1,683	5,184
City National Corp. (Banks)	748	40,616
Comerica, Inc. (Banks)	2,805	91,976
Commerce Bancshares, Inc. (Banks)	1,122	52,061
Cullen/Frost Bankers, Inc. (Banks)	935	56,100
Dime Community Bancshares, Inc. (Savings & Loans)	561	8,538
East West Bancorp, Inc. (Banks)	1,122	15,371
F.N.B. Corp. (Banks)	1,496	23,906
Fifth Third Bancorp (Banks)	9,724	115,716
First BanCorp (Banks)	1,496	16,546
First Horizon National Corp. (Banks)	3,740	35,530
First Midwest Bancorp, Inc. (Banks)	935	22,664
First Niagara Financial Group, Inc. (Savings & Loans)	2,057	32,398
FirstMerit Corp. (Banks)	1,309	27,489
Frontier Financial Corp. (Banks)	935	12,557
Fulton Financial Corp. (Banks)	3,179	34,683
Guaranty Financial Group, Inc.* (Savings & Loans)	748	2,955
Hancock Holding Co. (Banks)	561	28,611
Hudson City Bancorp, Inc. (Savings & Loans)	8,789	162,157
Huntington Bancshares, Inc. (Banks)	6,732	53,789
International Bancshares Corp. (Banks)	935	25,245
J.P. Morgan Chase & Co. (Diversified Financial Services)	63,580	2,969,186
KeyCorp (Banks)	9,163	109,406
M&T Bank Corp. (Banks)	1,496	133,518
Marshall & Ilsley Corp. (Banks)	4,488	90,433
National City Corp. (Banks)	11,781	20,617
New York Community Bancorp (Savings & Loans)	6,358	106,751
NewAlliance Bancshares, Inc. (Savings & Loans)	1,870	28,106
Northern Trust Corp. (Banks)	4,114	297,031
Old National Bancorp (Banks)	1,309	26,206
Pacific Capital Bancorp (Banks)	935	19,027
PacWest Bancorp (Banks)	561	16,039
Park National Corp. (Banks)	187	14,586
People’s United Financial, Inc. (Banks)	3,179	61,196
PNC Financial Services Group (Banks)	6,358	474,943
Popular, Inc. (Banks)	4,675	38,756
Prosperity Bancshares, Inc. (Banks)	935	31,781
Provident Bankshares Corp. (Banks)	561	5,447
Provident Financial Services, Inc. (Savings & Loans)	1,122	18,524
Regions Financial Corp. (Banks)	12,903	123,869
South Financial Group, Inc. (Banks)	1,309	9,595
Sovereign Bancorp, Inc. (Savings & Loans)	10,098	39,887
Sterling Bancshares, Inc. (Banks)	1,309	13,679
Sterling Financial Corp. (Savings & Loans)	935	13,558
SunTrust Banks, Inc. (Banks)	6,545	294,460
Susquehanna Bancshares, Inc. (Banks)	1,496	29,202
SVB Financial Group* (Banks)	561	32,493
Synovus Financial Corp. (Banks)	5,049	52,257
TCF Financial Corp. (Banks)	2,244	40,392
The Colonial BancGroup, Inc. (Banks)	3,740	29,396
TrustCo Bank Corp. NY (Banks)	1,309	15,328
Trustmark Corp. (Banks)	935	19,392
U.S. Bancorp (Banks)	20,590	741,652
UCBH Holdings, Inc. (Banks)	2,057	13,185
UMB Financial Corp. (Banks)	561	29,464
Umpqua Holdings Corp. (Banks)	1,122	16,505
UnionBanCal Corp. (Banks)	935	68,526
United Bankshares, Inc. (Banks)	748	26,180
United Community Banks, Inc. (Banks)	935	12,398
Valley National Bancorp (Banks)	2,244	47,034
Wachovia Corp. (Banks)	39,831	139,408
Washington Federal, Inc. (Savings & Loans)	1,683	31,051
Webster Financial Corp. (Banks)	935	23,609
Wells Fargo & Co. (Banks)	48,009	1,801,778
Westamerica Bancorp (Banks)	561	32,274
Whitney Holding Corp. (Banks)	1,122	27,208
Wilmington Trust Corp. (Banks)	1,309	37,738
Wintrust Financial Corp. (Banks)	374	10,977
Zions Bancorp (Banks)	2,057	79,606

TOTAL COMMON STOCKS
(Cost $10,093,248)		13,426,417

TOTAL INVESTMENT SECURITIES
(Cost $10,093,248)—87.2%		13,426,417
Net other assets (liabilities)—12.8%		1,977,959

NET ASSETS—100.0%		$15,404,376

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index terminating on 10/23/08	$2,099,370	$(630)

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Banks	60.1%
Diversified Financial Services	23.9%
Savings & Loans	3.2%
Other**	12.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (102.6%)
AbitibiBowater, Inc.* (Forest Products & Paper)	6,365	$24,633
Air Products & Chemicals, Inc. (Chemicals)	23,785	1,629,035
Airgas, Inc. (Chemicals)	8,710	432,451
AK Steel Holding Corp. (Iron/Steel)	13,400	347,328
Albemarle Corp. (Chemicals)	11,055	340,936
Alcoa, Inc. (Mining)	97,485	2,201,211
Allegheny Technologies, Inc. (Iron/Steel)	11,390	336,574
Alpha Natural Resources, Inc.* (Coal)	8,375	430,726
Arch Coal, Inc. (Coal)	17,085	561,926
Ashland, Inc. (Chemicals)	6,700	195,908
Avery Dennison Corp. (Household Products/Wares)	11,390	506,627
Cabot Corp. (Chemicals)	6,030	191,633
Carpenter Technology Corp. (Iron/Steel)	5,695	146,077
Celanese Corp. - Series A (Chemicals)	18,090	504,892
Century Aluminum Co.* (Mining)	4,355	120,590
CF Industries Holdings, Inc. (Chemicals)	6,700	612,782
Chemtura Corp. (Chemicals)	28,810	131,374
Cleveland-Cliffs, Inc. (Iron/Steel)	12,730	673,926
Coeur d’Alene Mines Corp.* (Mining)	65,995	100,972
Commercial Metals Co. (Metal Fabricate/Hardware)	13,735	231,984
Compass Minerals International, Inc. (Mining)	4,020	210,608
CONSOL Energy, Inc. (Coal)	22,110	1,014,628
Cytec Industries, Inc. (Chemicals)	5,695	221,592
Domtar Corp.* (Forest Products & Paper)	58,960	271,216
E.I. du Pont de Nemours & Co. (Chemicals)	107,870	4,347,161
Eastman Chemical Co. (Chemicals)	8,710	476,872
Ecolab, Inc. (Chemicals)	21,105	1,024,015
Ferro Corp. (Chemicals)	5,360	107,736
FMC Corp. (Chemicals)	9,045	464,823
Foundation Coal Holdings, Inc. (Coal)	5,360	190,709
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	45,560	2,590,086
Fuller (H.B.) Co. (Chemicals)	5,695	118,855
Hecla Mining Co.* (Mining)	19,095	89,365
Hercules, Inc. (Chemicals)	13,735	271,816
Huntsman Corp. (Chemicals)	11,390	143,514
International Coal Group, Inc.* (Coal)	12,730	79,435
International Flavors & Fragrances, Inc. (Chemicals)	9,380	370,135
International Paper Co. (Forest Products & Paper)	51,590	1,350,626
Intrepid Potash, Inc.* (Chemicals)	3,685	109,518
Kaiser Aluminum Corp. (Mining)	2,010	86,330
Lubrizol Corp. (Chemicals)	8,375	361,297
Massey Energy Co. (Coal)	10,050	358,483
Minerals Technologies, Inc. (Chemicals)	2,345	139,199
Neenah Paper, Inc. (Forest Products & Paper)	1,675	33,165
Newmont Mining Corp. (Mining)	51,925	2,012,613
Nucor Corp. (Iron/Steel)	34,170	1,349,715
Olin Corp. (Chemicals)	8,040	155,976
OM Group, Inc.* (Chemicals)	3,685	82,913
Patriot Coal Corp.* (Coal)	6,365	184,903
Peabody Energy Corp. (Coal)	32,495	1,462,275
PPG Industries, Inc. (Chemicals)	19,765	1,152,695
Praxair, Inc. (Chemicals)	37,855	2,715,718
Reliance Steel & Aluminum Co. (Iron/Steel)	7,705	292,559
Rockwood Holdings, Inc.* (Chemicals)	5,360	137,538
Rohm & Haas Co. (Chemicals)	14,740	1,031,800
RPM, Inc. (Chemicals)	15,745	304,508
RTI International Metals, Inc.* (Mining)	2,680	52,421
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	2,680	105,163
Schulman (A.), Inc. (Chemicals)	2,680	53,010
Sensient Technologies Corp. (Chemicals)	5,695	160,200
Sigma-Aldrich Corp. (Chemicals)	13,065	684,867
Southern Copper Corp. (Mining)	26,465	504,952
Steel Dynamics, Inc. (Iron/Steel)	24,120	412,211
Stillwater Mining Co.* (Mining)	5,360	31,142
Terra Industries, Inc. (Chemicals)	11,055	325,017
The Dow Chemical Co. (Chemicals)	111,555	3,545,218
The Mosaic Co. (Chemicals)	17,420	1,185,257
Titanium Metals Corp. (Mining)	11,725	132,961
Tredegar Corp. (Miscellaneous Manufacturing)	3,015	53,637
United States Steel Corp. (Iron/Steel)	14,070	1,091,973
USEC, Inc.* (Mining)	13,065	70,682
Valspar Corp. (Chemicals)	11,055	246,416
W.R. Grace & Co.* (Chemicals)	7,370	111,434
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,030	61,084
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,705	115,113
Zep, Inc. (Chemicals)	2,345	41,366

TOTAL COMMON STOCKS
(Cost $40,146,065)		44,020,106

TOTAL INVESTMENT SECURITIES
(Cost $40,146,065)—102.6%		44,020,106
Net other assets (liabilities)—(2.6)%		(1,113,642)

NET ASSETS—100.0%		$42,906,464

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Chemicals	56.4%
Coal	9.9%
Forest Products & Paper	4.1%
Household Products/Wares	1.2%
Iron/Steel	11.0%
Metal Fabricate/Hardware	0.8%
Mining	19.1%
Miscellaneous Manufacturing	0.1%
Other**	(2.6)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (86.1%)
Abraxis BioScience, Inc.* (Biotechnology)	552	$38,066
Affymetrix, Inc.* (Biotechnology)	7,176	55,542
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,004	314,557
Amgen, Inc.* (Biotechnology)	108,744	6,445,257
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	14,076	284,617
Biogen Idec, Inc.* (Biotechnology)	25,884	1,301,706
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	10,212	270,516
Celera Corp.* (Biotechnology)	8,004	123,662
Celgene Corp.* (Biotechnology)	20,444	1,293,696
Charles River Laboratories International, Inc.* (Biotechnology)	6,900	383,157
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,796	128,845
CV Therapeutics, Inc.* (Pharmaceuticals)	5,796	62,597
Enzo Biochem, Inc.* (Biotechnology)	3,864	42,465
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,864	28,516
Gen-Probe, Inc.* (Healthcare - Products)	5,520	292,836
Genentech, Inc.* (Biotechnology)	31,148	2,762,205
Genzyme Corp.* (Biotechnology)	16,324	1,320,448
Gilead Sciences, Inc.* (Pharmaceuticals)	94,668	4,314,967
Human Genome Sciences, Inc.* (Biotechnology)	13,800	87,630
Illumina, Inc.* (Biotechnology)	11,592	469,824
ImClone Systems, Inc.* (Pharmaceuticals)	6,348	396,369
Incyte Genomics, Inc.* (Biotechnology)	9,660	73,899
InterMune, Inc.* (Biotechnology)	3,312	56,668
Invitrogen Corp.* (Biotechnology)	9,384	354,715
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	9,384	158,496
Medarex, Inc.* (Pharmaceuticals)	12,972	83,929
Myriad Genetics, Inc.* (Biotechnology)	4,692	304,417
Nektar Therapeutics* (Biotechnology)	9,384	33,689
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	5,796	209,699
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	5,796	285,685
PDL BioPharma, Inc. (Biotechnology)	12,144	113,061
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	6,348	138,577
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,520	82,303
Techne Corp.* (Healthcare - Products)	3,864	278,672
United Therapeutics Corp.* (Pharmaceuticals)	2,208	232,215
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,352	477,061

TOTAL COMMON STOCKS
(Cost $18,252,592)		23,300,564

TOTAL INVESTMENT SECURITIES
(Cost $18,252,592)—86.1%		23,300,564
Net other assets (liabilities)—13.9%		3,752,309

NET ASSETS—100.0%		$27,052,873

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 10/23/08	$4,198,740	$(1,260)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Biotechnology	60.2%
Healthcare - Products	2.1%
Pharmaceuticals	23.8%
Other**	13.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (100.8%)
Acco Brands Corp.* (Household Products/Wares)	860	$6,484
Activision Blizzard, Inc.* (Software)	10,148	156,584
Alberto-Culver Co. (Cosmetics/Personal Care)	1,548	42,167
Altria Group, Inc. (Agriculture)	35,088	696,146
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	860	4,610
Anheuser-Busch Cos., Inc. (Beverages)	12,212	792,315
Archer-Daniels-Midland Co. (Agriculture)	9,976	218,574
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,204	15,700
Avon Products, Inc. (Cosmetics/Personal Care)	7,224	300,302
Black & Decker Corp. (Hand/Machine Tools)	1,032	62,694
Blyth, Inc. (Household Products/Wares)	516	5,851
BorgWarner, Inc. (Auto Parts & Equipment)	2,064	67,637
Briggs & Stratton Corp. (Machinery - Diversified)	860	13,915
Brown-Forman Corp. (Beverages)	1,204	86,459
Brunswick Corp. (Leisure Time)	1,548	19,799
Bunge, Ltd.ADR (Agriculture)	2,064	130,403
Callaway Golf Co. (Leisure Time)	1,204	16,940
Campbell Soup Co. (Food)	3,956	152,702
Carter’s, Inc.* (Apparel)	1,032	20,361
Centex Corp. (Home Builders)	2,064	33,437
Central European Distribution Corp.* (Distribution/Wholesale)	688	31,242
Champion Enterprises, Inc.* (Home Builders)	1,376	7,637
Chiquita Brands International, Inc.* (Food)	688	10,877
Church & Dwight, Inc. (Household Products/Wares)	1,204	74,756
Clorox Co. (Household Products/Wares)	2,408	150,957
Coach, Inc.* (Apparel)	5,676	142,127
Coca-Cola Co. (Beverages)	36,292	1,919,121
Coca-Cola Enterprises, Inc. (Beverages)	5,504	92,302
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,600	648,010
ConAgra Foods, Inc. (Food)	7,740	150,620
Constellation Brands, Inc.* (Beverages)	3,268	70,131
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,032	8,875
Corn Products International, Inc. (Food)	1,204	38,865
Crocs, Inc.* (Apparel)	1,376	4,926
D.R. Horton, Inc. (Home Builders)	4,644	60,465
Darling International, Inc.* (Environmental Control)	1,376	15,287
Dean Foods Co.* (Food)	2,580	60,269
Deckers Outdoor Corp.* (Apparel)	172	17,902
Del Monte Foods Co. (Food)	3,440	26,832
Dr. Pepper Snapple Group, Inc.* (Beverages)	4,300	113,864
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,816	74,070
Electronic Arts, Inc.* (Software)	5,504	203,593
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,032	83,128
Ethan Allen Interiors, Inc. (Home Furnishings)	516	14,458
Flowers Foods, Inc. (Food)	1,376	40,399
Ford Motor Co.* (Auto Manufacturers)	34,572	179,774
Fossil, Inc.* (Household Products/Wares)	860	24,278
Fresh Del Monte Produce, Inc.ADR* (Food)	860	19,092
Furniture Brands International, Inc. (Home Furnishings)	688	7,238
Garmin, Ltd.ADR* (Electronics)	2,064	70,052
General Mills, Inc. (Food)	5,504	378,235
General Motors Corp. (Auto Manufacturers)	8,428	79,645
Gentex Corp. (Electronics)	2,408	34,434
Genuine Parts Co. (Distribution/Wholesale)	2,752	110,658
Hanesbrands, Inc.* (Apparel)	1,548	33,669
Hansen Natural Corp.* (Beverages)	1,204	36,421
Harley-Davidson, Inc. (Leisure Time)	4,128	153,974
Harman International Industries, Inc. (Home Furnishings)	1,032	35,160
Hasbro, Inc. (Toys/Games/Hobbies)	2,064	71,662
Heinz (H.J.) Co. (Food)	5,332	266,120
Herbalife, Ltd.ADR (Pharmaceuticals)	1,032	40,785
Herman Miller, Inc. (Office Furnishings)	1,032	25,253
HNI Corp. (Office Furnishings)	516	13,075
Hormel Foods Corp. (Food)	1,204	43,681
Hovnanian Enterprises, Inc. - Class A* (Home Builders)	1,032	8,246
Interface, Inc. - Class A (Office Furnishings)	860	9,778
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	516	12,854
Jarden Corp.* (Household Products/Wares)	1,204	28,234
JM Smucker Co. (Food)	860	43,593
Johnson Controls, Inc. (Auto Parts & Equipment)	9,976	302,572
Jones Apparel Group, Inc. (Apparel)	1,376	25,470
KB Home (Home Builders)	1,204	23,695
Kellogg Co. (Food)	4,128	231,581
Kimberly-Clark Corp. (Household Products/Wares)	7,052	457,252
Kraft Foods, Inc. (Food)	22,876	749,189
La-Z-Boy, Inc. (Home Furnishings)	860	8,015
Lancaster Colony Corp. (Miscellaneous Manufacturing)	344	12,955
Lear Corp.* (Auto Parts & Equipment)	1,032	10,836
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,752	59,966
Lennar Corp. - Class A (Home Builders)	2,236	33,965
Liz Claiborne, Inc. (Apparel)	1,548	25,434
LKQ Corp.* (Distribution/Wholesale)	2,236	37,945
Lorillard, Inc. (Agriculture)	2,924	208,043

See accompanying notes to the Schedules of Portfolio Investments.

M.D.C. Holdings, Inc. (Home Builders)	688	25,174
Martek Biosciences Corp. (Biotechnology)	516	16,213
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	860	29,360
Mattel, Inc. (Toys/Games/Hobbies)	6,192	111,704
McCormick & Co., Inc. (Food)	1,892	72,747
Modine Manufacturing Co. (Auto Parts & Equipment)	516	7,472
Mohawk Industries, Inc.* (Textiles)	860	57,955
Molson Coors Brewing Co. - Class B (Beverages)	2,752	128,656
Monsanto Co. (Agriculture)	9,288	919,326
NBTY, Inc.* (Pharmaceuticals)	1,032	30,465
Newell Rubbermaid, Inc. (Housewares)	4,816	83,124
NIKE, Inc. - Class B (Apparel)	6,192	414,245
Nu Skin Enterprises, Inc. (Retail)	860	13,949
Nutri/System, Inc. (Commercial Services)	516	9,144
NVR, Inc.* (Home Builders)	172	98,384
PepsiAmericas, Inc. (Beverages)	1,032	21,383
PepsiCo, Inc. (Beverages)	26,660	1,900,058
Philip Morris International, Inc. (Commercial Services)	35,776	1,720,826
Phillips-Van Heusen Corp. (Apparel)	860	32,603
Pilgrim’s Pride Corp. (Food)	855	2,129
Polaris Industries, Inc. (Leisure Time)	516	23,473
Pool Corp. (Distribution/Wholesale)	860	20,064
Procter & Gamble Co. (Cosmetics/Personal Care)	51,256	3,572,031
Pulte Homes, Inc. (Home Builders)	3,612	50,460
Quiksilver, Inc.* (Apparel)	2,236	12,835
Ralcorp Holdings, Inc.* (Food)	1,032	69,567
Reynolds American, Inc. (Agriculture)	2,924	142,165
Sara Lee Corp. (Food)	12,212	154,238
Smithfield Foods, Inc.* (Food)	2,236	35,508
Snap-on, Inc. (Hand/Machine Tools)	1,032	54,345
Steelcase, Inc. - Class A (Office Furnishings)	1,032	11,094
Superior Industries International, Inc. (Auto Parts & Equipment)	344	6,591
Take-Two Interactive Software, Inc. (Software)	1,204	19,746
Tempur-Pedic International, Inc. (Home Furnishings)	1,204	14,159
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,892	94,430
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	4,128	63,200
The Hain Celestial Group, Inc.* (Food)	688	18,941
The Hershey Co. (Food)	2,580	102,013
The Pepsi Bottling Group, Inc. (Beverages)	2,236	65,224
The Ryland Group, Inc. (Home Builders)	688	18,246
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	688	16,264
The Stanley Works (Hand/Machine Tools)	1,376	57,434
The Timberland Co. - Class A* (Apparel)	860	14,938
The Warnaco Group, Inc.* (Apparel)	860	38,949
Thor Industries, Inc. (Home Builders)	688	17,076
THQ, Inc.* (Software)	1,204	14,496
Toll Brothers, Inc.* (Home Builders)	2,236	56,414
Tootsie Roll Industries, Inc. (Food)	344	9,945
TreeHouse Foods, Inc.* (Food)	516	15,325
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	860	13,683
Tupperware Corp. (Household Products/Wares)	1,032	28,514
Tyson Foods, Inc. - Class A (Food)	4,816	57,503
Under Armour, Inc. - Class A* (Retail)	516	16,388
Universal Corp. (Agriculture)	516	25,330
UST, Inc. (Agriculture)	2,408	160,228
V. F. Corp. (Apparel)	1,548	119,676
Visteon Corp.* (Auto Parts & Equipment)	2,236	5,188
WABCO Holdings, Inc. (Auto Parts & Equipment)	1,204	42,790
WD-40 Co. (Household Products/Wares)	344	12,360
Weight Watchers International, Inc. (Commercial Services)	688	25,181
Whirlpool Corp. (Home Furnishings)	1,204	95,465
Winnebago Industries, Inc. (Home Builders)	516	6,667
Wolverine World Wide, Inc. (Apparel)	860	22,764
Wrigley (WM.) Jr. Co. (Food)	3,784	300,450

TOTAL COMMON STOCKS
(Cost $20,128,533)		22,232,897

TOTAL INVESTMENT SECURITIES
(Cost $20,128,533)—100.8%		22,232,897
Net other assets (liabilities)—(0.8)%		(182,107)

NET ASSETS—100.0%		$22,050,790

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Agriculture	11.3%
Apparel	4.1%
Auto Manufacturers	1.2%
Auto Parts & Equipment	2.4%
Beverages	23.7%
Biotechnology	0.1%
Commercial Services	7.9%
Cosmetics/Personal Care	21.1%
Distribution/Wholesale	0.9%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Environmental Control	0.1%
Food	13.9%
Hand/Machine Tools	0.8%
Home Builders	1.9%
Home Furnishings	0.8%
Household Products/Wares	3.6%
Housewares	0.4%
Leisure Time	1.0%
Machinery - Diversified	0.1%
Miscellaneous Manufacturing	0.7%
Office Furnishings	0.3%
Pharmaceuticals	0.3%
Retail	0.2%
Software	1.8%
Textiles	0.3%
Toys/Games/Hobbies	1.0%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (102.1%)
Abercrombie & Fitch Co. - Class A (Retail)	180	$7,101
Advance Auto Parts, Inc. (Retail)	180	7,139
Aeropostale, Inc.* (Retail)	120	3,853
Alaska Air Group, Inc.* (Airlines)	60	1,223
Amazon.com, Inc.* (Internet)	600	43,656
American Eagle Outfitters, Inc. (Retail)	360	5,490
American Greetings Corp. - Class A (Household Products/Wares)	90	1,376
AmerisourceBergen Corp. (Pharmaceuticals)	300	11,295
AMR Corp.* (Airlines)	480	4,714
AnnTaylor Stores Corp.* (Retail)	120	2,477
Apollo Group, Inc. - Class A* (Commercial Services)	240	14,232
Arbitron, Inc. (Commercial Services)	60	2,681
AutoNation, Inc.* (Retail)	210	2,360
AutoZone, Inc.* (Retail)	90	11,101
Avid Technology, Inc.* (Software)	60	1,444
Avis Budget Group, Inc.* (Commercial Services)	210	1,205
Bally Technologies, Inc.* (Entertainment)	90	2,725
Barnes & Noble, Inc. (Retail)	60	1,565
Bed Bath & Beyond, Inc.* (Retail)	510	16,019
Best Buy Co., Inc. (Retail)	660	24,750
Big Lots, Inc.* (Retail)	150	4,174
BJ’s Wholesale Club, Inc.* (Retail)	120	4,663
Bob Evans Farms, Inc. (Retail)	60	1,637
Brinker International, Inc. (Retail)	210	3,757
Burger King Holdings, Inc. (Retail)	180	4,421
Cablevision Systems Corp. - Class A (Media)	450	11,322
Cardinal Health, Inc. (Pharmaceuticals)	690	34,003
Career Education Corp.* (Commercial Services)	180	2,943
Carmax, Inc.* (Retail)	390	5,460
Carnival Corp. - Class AADR (Leisure Time)	840	29,694
Casey’s General Stores, Inc. (Retail)	90	2,715
CBS Corp. - Class B (Media)	1,140	16,621
CEC Entertainment, Inc.* (Retail)	60	1,992
Cheesecake Factory, Inc.* (Retail)	120	1,754
Chemed Corp. (Commercial Services)	30	1,232
Chico’s FAS, Inc.* (Retail)	330	1,805
Chipotle Mexican Grill, Inc. - Class A* (Retail)	30	1,665
Chipotle Mexican Grill, Inc. - Class B* (Retail)	30	1,403
Choice Hotels International, Inc. (Lodging)	60	1,626
Collective Brands, Inc.* (Retail)	120	2,197
Comcast Corp. - Special Class A (Media)	5,430	106,591
Continental Airlines, Inc. - Class B* (Airlines)	210	3,503
Copart, Inc.* (Retail)	120	4,560
Corinthian Colleges, Inc.* (Commercial Services)	180	2,700
Costco Wholesale Corp. (Retail)	870	56,489
CTC Media, Inc.* (Media)	90	1,350
CVS Corp. (Retail)	2,820	94,921
Darden Restaurants, Inc. (Retail)	240	6,871
Delta Air Lines, Inc.* (Airlines)	600	4,470
DeVry, Inc. (Commercial Services)	120	5,945
Dick’s Sporting Goods, Inc.* (Retail)	180	3,524
Dillards, Inc. - Class A (Retail)	120	1,416
DIRECTV Group, Inc.* (Media)	1,140	29,834
Discovery Communications, Inc. - Class A* (Media)	270	3,848
Discovery Communications, Inc. - Class C* (Media)	270	3,823
DISH Network Corp. - Class A* (Media)	420	8,820
Dolby Laboratories, Inc. - Class A* (Electronics)	90	3,167
Dollar Tree, Inc.* (Retail)	180	6,545
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	120	3,774
Dress Barn, Inc.* (Retail)	90	1,376
Dun & Bradstreet Corp. (Software)	120	11,323
eBay, Inc.* (Internet)	2,190	49,012
Expedia, Inc.* (Internet)	420	6,346
FactSet Research Systems, Inc. (Computers)	90	4,702
Family Dollar Stores, Inc. (Retail)	270	6,399
Foot Locker, Inc. (Retail)	300	4,848
GameStop Corp. - Class A* (Retail)	300	10,263
Gannett Co., Inc. (Media)	450	7,609
Gaylord Entertainment Co.* (Lodging)	90	2,643
GUESS?, Inc. (Apparel)	120	4,175
H & R Block, Inc. (Commercial Services)	630	14,206
Hertz Global Holdings, Inc.* (Commercial Services)	270	2,044
Hillenbrand, Inc. (Commercial Services)	120	2,419
Home Depot, Inc. (Retail)	3,330	86,214
IHS, Inc. - Class A* (Computers)	90	4,288
International Game Technology (Entertainment)	570	9,793
International Speedway Corp. (Entertainment)	60	2,335
Interpublic Group of Cos., Inc.* (Advertising)	930	7,207
ITT Educational Services, Inc.* (Commercial Services)	90	7,282
J. Crew Group, Inc.* (Retail)	90	2,571
J.C. Penney Co., Inc. (Retail)	390	13,003
Jack in the Box, Inc.* (Retail)	120	2,532
JetBlue Airways Corp.* (Airlines)	360	1,782
John Wiley & Sons, Inc. (Media)	90	3,641
Kohls Corp.* (Retail)	570	26,266
Kroger Co. (Food)	1,200	32,976
Lamar Advertising Co.* (Advertising)	120	3,707
Las Vegas Sands Corp.* (Lodging)	210	7,583
Liberty Global, Inc. - Class A* (Media)	300	9,090
Liberty Global, Inc. - Series C* (Media)	300	8,427
Liberty Media Corp. - Entertainment Series A* (Media)	960	23,971
Liberty Media Holding Corp. - Capital Series A* (Media)	210	2,810

See accompanying notes to the Schedules of Portfolio Investments.

Liberty Media Holding Corp. - Interactive Series A* (Internet)	1,110	14,330
Life Time Fitness, Inc.* (Leisure Time)	60	1,876
Limited, Inc. (Retail)	570	9,872
Live Nation, Inc.* (Commercial Services)	150	2,441
Longs Drug Stores Corp. (Retail)	60	4,538
Lowe’s Cos., Inc. (Retail)	2,880	68,227
Macy’s, Inc. (Retail)	810	14,564
Marriott International, Inc. - Class A (Lodging)	600	15,654
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	60	3,044
McDonald’s Corp. (Retail)	2,220	136,974
McGraw-Hill Cos., Inc. (Media)	630	19,914
McKesson Corp. (Commercial Services)	540	29,057
Meredith Corp. (Media)	60	1,683
MGM Grand, Inc.* (Commercial Services)	180	5,130
Netflix, Inc.* (Internet)	90	2,779
News Corp. - Class A (Media)	4,410	52,876
Nordstrom, Inc. (Retail)	330	9,511
Northwest Airlines Corp.* (Airlines)	450	4,064
O’Reilly Automotive, Inc.* (Retail)	270	7,228
Office Depot, Inc.* (Retail)	540	3,143
OfficeMax, Inc. (Retail)	150	1,334
Omnicare, Inc. (Pharmaceuticals)	210	6,042
Omnicom Group, Inc. (Advertising)	630	24,293
Orient-Express Hotels, Ltd. - Class AADR (Lodging)	90	2,172
Panera Bread Co. - Class A* (Retail)	60	3,054
Penn National Gaming* (Entertainment)	150	3,986
PetSmart, Inc. (Retail)	240	5,930
Polo Ralph Lauren Corp. (Apparel)	120	7,997
Priceline.com, Inc.* (Internet)	60	4,106
RadioShack Corp. (Retail)	270	4,666
Regal Entertainment Group - Class A (Entertainment)	150	2,367
Regis Corp. (Retail)	90	2,475
Rent-A-Center, Inc.* (Commercial Services)	120	2,674
Ross Stores, Inc. (Retail)	270	9,939
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	270	5,602
Ruddick Corp. (Food)	90	2,921
Safeway, Inc. (Food)	870	20,636
Saks, Inc.* (Retail)	240	2,220
Sally Beauty Holdings, Inc.* (Retail)	180	1,548
Scholastic Corp. (Media)	60	1,541
Scientific Games Corp. - Class A* (Entertainment)	150	3,453
Scripps Networks Interactive - Class A (Entertainment)	180	6,536
Sears Holdings Corp.* (Retail)	150	14,025
Service Corp. International (Commercial Services)	510	4,264
Sirius XM Radio, Inc.* (Media)	6,240	3,557
SkyWest, Inc. (Airlines)	120	1,918
Sonic Corp.* (Retail)	120	1,748
Sotheby’s (Commercial Services)	120	2,407
Southwest Airlines Co. (Airlines)	1,440	20,894
Staples, Inc. (Retail)	1,380	31,050
Starbucks Corp.* (Retail)	1,440	21,413
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	330	9,286
Stewart Enterprises, Inc. - Class A (Commercial Services)	150	1,179
Strayer Education, Inc. (Commercial Services)	30	6,008
SuperValu, Inc. (Food)	420	9,114
Sysco Corp. (Food)	1,170	36,071
Target Corp. (Retail)	1,380	67,689
The Children’s Place Retail Stores, Inc.* (Retail)	60	2,001
The Gap, Inc. (Retail)	1,050	18,669
The Gymboree Corp.* (Apparel)	60	2,130
The Men’s Wearhouse, Inc. (Retail)	90	1,912
The New York Times Co. - Class A (Media)	240	3,430
Tiffany & Co. (Retail)	240	8,525
Time Warner Cable, Inc. - Class A* (Media)	300	7,260
Time Warner, Inc. (Media)	7,020	92,032
TJX Cos., Inc. (Retail)	810	24,721
Tractor Supply Co.* (Retail)	60	2,523
UAL Corp. (Airlines)	240	2,110
United Natural Foods, Inc.* (Food)	90	2,249
Urban Outfitters, Inc.* (Retail)	240	7,649
Vail Resorts, Inc.* (Entertainment)	60	2,097
ValueClick, Inc.* (Internet)	180	1,841
VCA Antech, Inc.* (Pharmaceuticals)	150	4,420
Viacom, Inc. - Class B* (Media)	1,110	27,572
Wal-Mart Stores, Inc. (Retail)	4,800	287,472
Walgreen Co. (Retail)	1,950	60,372
Walt Disney Co. (Media)	3,450	105,880
Washington Post Co. - Class B (Media)	30	16,703
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	374	1,967
Whole Foods Market, Inc. (Food)	270	5,408
Williams Sonoma, Inc. (Retail)	180	2,912
WMS Industries, Inc.* (Leisure Time)	90	2,751
Wyndham Worldwide Corp. (Lodging)	360	5,656
Wynn Resorts, Ltd. (Lodging)	120	9,797
YUM! Brands, Inc. (Retail)	930	30,327
Zale Corp.* (Retail)	60	1,500

TOTAL COMMON STOCKS
(Cost $2,068,899)		2,541,390

TOTAL INVESTMENT SECURITIES
(Cost $2,068,899)—102.1%		2,541,390
Net other assets (liabilities)—(2.1)%		(53,323)

NET ASSETS—100.0%		$2,488,067

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Advertising	1.4%
Airlines	1.8%
Apparel	0.6%
Commercial Services	4.3%

See accompanying notes to the Schedules of Portfolio Investments.

Computers	0.4%
Electronics	0.1%
Entertainment	1.5%
Food	4.3%
Household Products/Wares	0.1%
Internet	4.9%
Leisure Time	1.6%
Lodging	2.2%
Media	22.8%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.2%
Retail	53.2%
Retail - Restaurants	0.1%
Software	0.5%
Other**	(2.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (100.0%)
Ace, Ltd.ADR (Insurance)	3,916	$211,973
Affiliated Managers Group, Inc.* (Diversified Financial Services)	356	29,495
AFLAC, Inc. (Insurance)	5,696	334,640
Alexandria Real Estate Equities, Inc. (REIT)	356	40,050
Alleghany Corp.* (Insurance)	356	129,940
Allied World Assurance Holdings, Ltd.ADR (Insurance)	356	12,645
Allstate Corp. (Insurance)	6,408	295,537
AMB Property Corp. (REIT)	1,068	48,380
Ambac Financial Group, Inc. (Insurance)	3,204	7,465
American Express Co. (Diversified Financial Services)	12,104	428,845
American Financial Group, Inc. (Insurance)	712	21,004
American International Group, Inc. (Insurance)	27,412	91,282
American National Insurance Co. (Insurance)	356	30,733
AmeriCredit Corp.* (Diversified Financial Services)	1,424	14,425
Ameriprise Financial, Inc. (Diversified Financial Services)	2,492	95,194
Annaly Mortgage Management, Inc. (REIT)	6,408	86,188
AON Corp. (Insurance)	2,848	128,046
Apartment Investment and Management Co. - Class A (REIT)	1,068	37,401
Arch Capital Group, Ltd.ADR* (Insurance)	712	51,997
Arthur J. Gallagher & Co. (Insurance)	1,068	27,405
Aspen Insurance Holdings, Ltd.ADR (Insurance)	712	19,580
Associated Banc-Corp (Banks)	1,424	28,409
Assurant, Inc. (Insurance)	1,068	58,740
Astoria Financial Corp. (Savings & Loans)	1,068	22,140
Avalonbay Communities, Inc. (REIT)	1,068	105,113
Axis Capital Holdings, Ltd.ADR (Insurance)	1,780	56,444
BancorpSouth, Inc. (Banks)	1,068	30,043
Bank of America Corp. (Banks)	53,400	1,869,000
Bank of Hawaii Corp. (Banks)	712	38,056
Bank of New York Mellon Corp. (Banks)	13,172	429,144
BB&T Corp. (Banks)	6,408	242,222
BioMed Realty Trust, Inc. (REIT)	712	18,832
BlackRock, Inc. - Class A (Diversified Financial Services)	356	69,242
BOK Financial Corp. (Banks)	356	17,234
Boston Properties, Inc. (REIT)	1,424	133,372
Brandywine Realty Trust (REIT)	1,068	17,120
BRE Properties, Inc. - Class A (REIT)	712	34,888
Brookfield Properties Corp.ADR (Real Estate)	2,492	39,473
Brown & Brown, Inc. (Insurance)	1,424	30,787
Camden Property Trust (REIT)	712	32,652
Capital One Financial Corp. (Diversified Financial Services)	4,272	217,872
CapitalSource, Inc. (Diversified Financial Services)	2,492	30,652
Cathay Bancorp, Inc. (Banks)	712	16,946
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	2,136	28,558
CBL & Associates Properties, Inc. (REIT)	712	14,297
Chubb Corp. (Insurance)	4,272	234,533
Cincinnati Financial Corp. (Insurance)	1,780	50,623
CIT Group, Inc. (Diversified Financial Services)	3,204	22,300
Citigroup, Inc. (Diversified Financial Services)	63,724	1,306,979
City National Corp. (Banks)	356	19,331
CME Group, Inc. (Diversified Financial Services)	1,068	396,773
Comerica, Inc. (Banks)	1,780	58,366
Commerce Bancshares, Inc. (Banks)	712	33,037
Conseco, Inc.* (Insurance)	2,136	7,519
Corporate Office Properties Trust (REIT)	712	28,729
Cousins Properties, Inc. (REIT)	356	8,982
Cullen/Frost Bankers, Inc. (Banks)	712	42,720
DCT Industrial Trust, Inc. (REIT)	2,136	15,999
Delphi Financial Group, Inc. - Class A (Insurance)	356	9,982
Developers Diversified Realty Corp. (REIT)	1,424	45,127
Digital Realty Trust, Inc. (REIT)	712	33,642
Discover Financial Services (Diversified Financial Services)	4,984	68,879
Douglas Emmett, Inc. (REIT)	712	16,426
Duke-Weeks Realty Corp. (REIT)	1,780	43,752
E* TRADE Financial Corp.* (Diversified Financial Services)	5,340	14,952
Eaton Vance Corp. (Diversified Financial Services)	1,424	50,167
Endurance Specialty Holdings, Ltd.ADR (Insurance)	712	22,015
Entertainment Properties Trust (REIT)	356	19,480
Equifax, Inc. (Commercial Services)	1,424	49,057
Equity Lifestyle Properties, Inc. (REIT)	356	18,879
Equity Residential Properties Trust (REIT)	3,204	142,290
Erie Indemnity Co. - Class A (Insurance)	356	15,048
Essex Property Trust, Inc. (REIT)	356	42,125
Everest Re Group, Ltd.ADR (Insurance)	712	61,609
F.N.B. Corp. (Banks)	1,068	17,067
Federal Realty Investment Trust (REIT)	712	60,947
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,068	30,790
Fidelity National Title Group, Inc. - Class A (Insurance)	2,492	36,632
Fifth Third Bancorp (Banks)	6,052	72,019
First American Financial Corp. (Insurance)	1,068	31,506
First Horizon National Corp. (Banks)	2,492	23,674
First Industrial Realty Trust, Inc. (REIT)	356	10,210
First Midwest Bancorp, Inc. (Banks)	712	17,259

See accompanying notes to the Schedules of Portfolio Investments.

First Niagara Financial Group, Inc. (Savings & Loans)	1,424	22,428
FirstMerit Corp. (Banks)	712	14,952
Forest City Enterprises, Inc. - Class A (Real Estate)	712	21,837
Franklin Resources, Inc. (Diversified Financial Services)	1,780	156,871
Fulton Financial Corp. (Banks)	2,136	23,304
General Growth Properties, Inc. (REIT)	2,848	43,005
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,984	42,912
GLG Partners, Inc. (Diversified Financial Services)	2,492	13,507
Hancock Holding Co. (Banks)	356	18,156
Hanover Insurance Group, Inc. (Insurance)	712	32,410
Hartford Financial Services Group, Inc. (Insurance)	3,560	145,924
HCC Insurance Holdings, Inc. (Insurance)	1,424	38,448
HCP, Inc. (REIT)	2,848	114,290
Health Care REIT, Inc. (REIT)	1,068	56,850
Healthcare Realty Trust, Inc. (REIT)	712	20,755
Highwoods Properties, Inc. (REIT)	712	25,319
Home Properties, Inc. (REIT)	356	20,630
Hospitality Properties Trust (REIT)	1,068	21,915
Host Marriott Corp. (REIT)	6,052	80,431
HRPT Properties Trust (REIT)	2,492	17,170
Hudson City Bancorp, Inc. (Savings & Loans)	5,696	105,091
Huntington Bancshares, Inc. (Banks)	4,272	34,133
IntercontinentalExchange, Inc.* (Diversified Financial Services)	712	57,444
International Bancshares Corp. (Banks)	712	19,224
Invesco, Ltd.ADR (Diversified Financial Services)	4,628	97,095
Investment Technology Group, Inc.* (Diversified Financial Services)	356	10,833
IPC Holdings, Ltd.ADR (Insurance)	712	21,509
J.P. Morgan Chase & Co. (Diversified Financial Services)	40,584	1,895,273
Janus Capital Group, Inc. (Diversified Financial Services)	1,780	43,218
Jefferies Group, Inc. (Diversified Financial Services)	1,424	31,898
Jones Lang LaSalle, Inc. (Real Estate)	356	15,479
KeyCorp (Banks)	5,696	68,010
Kilroy Realty Corp. (REIT)	356	17,013
Kimco Realty Corp. (REIT)	2,492	92,054
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,068	15,870
LaSalle Hotel Properties (REIT)	356	8,302
Lazard, Ltd. - Class AADR (Diversified Financial Services)	712	30,445
Legg Mason, Inc. (Diversified Financial Services)	1,780	67,747
Liberty Property Trust (REIT)	1,068	40,210
Lincoln National Corp. (Insurance)	3,204	137,163
Loews Corp. (Insurance)	4,272	168,701
M&T Bank Corp. (Banks)	1,068	95,319
Mack-Cali Realty Corp. (REIT)	712	24,115
Markel Corp.* (Insurance)	356	125,134
Marsh & McLennan Cos., Inc. (Insurance)	6,052	192,211
Marshall & Ilsley Corp. (Banks)	2,848	57,387
MasterCard, Inc. - Class A (Software)	1,068	189,388
Max Capital Group, Ltd.ADR (Insurance)	712	16,540
MBIA, Inc. (Insurance)	2,848	33,891
Mercury General Corp. (Insurance)	356	19,491
Merrill Lynch & Co., Inc. (Diversified Financial Services)	14,952	378,286
MetLife, Inc. (Insurance)	4,628	259,168
Mid-America Apartment Communities, Inc. (REIT)	356	17,494
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,068	17,633
Moody’s Corp. (Commercial Services)	2,492	84,728
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	11,748	270,204
MSCI, Inc.- Class A* (Software)	712	17,088
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,780	54,415
National City Corp. (Banks)	7,476	13,083
National Retail Properties, Inc. (REIT)	712	17,052
Nationwide Financial Services (Insurance)	712	35,123
Nationwide Health Properties, Inc. (REIT)	1,068	38,427
New York Community Bancorp (Savings & Loans)	3,916	65,750
NewAlliance Bancshares, Inc. (Savings & Loans)	1,068	16,052
Northern Trust Corp. (Banks)	2,492	179,922
NYSE Euronext (Diversified Financial Services)	2,492	97,637
Old National Bancorp (Banks)	712	14,254
Old Republic International Corp. (Insurance)	2,848	36,312
optionsXpress Holdings, Inc. (Diversified Financial Services)	712	13,827
PartnerRe, Ltd.ADR (Insurance)	712	47,569
People’s United Financial, Inc. (Banks)	2,136	41,118
Philadelphia Consolidated Holding Corp.* (Insurance)	712	41,702
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	712	25,262
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,136	106,501
PNC Financial Services Group (Banks)	3,916	292,525
Popular, Inc. (Banks)	2,848	23,610
Post Properties, Inc. (REIT)	356	9,957
Potlatch Corp. (Forest Products & Paper)	356	16,515
Principal Financial Group, Inc. (Insurance)	2,848	123,859
ProAssurance Corp.* (Insurance)	356	19,936
Progressive Corp. (Insurance)	7,476	130,082
ProLogis (REIT)	3,204	132,229
Prosperity Bancshares, Inc. (Banks)	712	24,201
Protective Life Corp. (Insurance)	712	20,299
Prudential Financial, Inc. (Insurance)	4,984	358,848

See accompanying notes to the Schedules of Portfolio Investments.

Public Storage, Inc. (REIT)	1,424	140,990
Raymond James Financial Corp. (Diversified Financial Services)	1,068	35,223
Rayonier, Inc. (Forest Products & Paper)	1,068	50,570
Realty Income Corp. (REIT)	1,068	27,341
Regency Centers Corp. (REIT)	712	47,483
Regions Financial Corp. (Banks)	8,188	78,605
Reinsurance Group of America, Inc.- Class A (Insurance)	356	19,224
RenaissanceRe HoldingsADR (Insurance)	712	37,024
RLI Corp. (Insurance)	356	22,104
SEI Investments Co. (Software)	1,780	39,516
Selective Insurance Group, Inc. (Insurance)	712	16,319
Senior Housing Properties Trust (REIT)	1,424	33,934
Simon Property Group, Inc. (REIT)	2,492	241,724
SL Green Realty Corp. (REIT)	712	46,138
SLM Corp.* (Diversified Financial Services)	5,340	65,896
Sovereign Bancorp, Inc. (Savings & Loans)	6,408	25,312
St. Joe Co.* (Real Estate)	1,068	41,748
StanCorp Financial Group, Inc. (Insurance)	712	37,024
State Street Corp. (Banks)	4,984	283,490
SunTrust Banks, Inc. (Banks)	4,272	192,197
Susquehanna Bancshares, Inc. (Banks)	1,068	20,847
SVB Financial Group* (Banks)	356	20,620
Synovus Financial Corp. (Banks)	3,204	33,161
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,204	172,087
Taubman Centers, Inc. (REIT)	712	35,600
TCF Financial Corp. (Banks)	1,424	25,632
TD Ameritrade Holding Corp.* (Diversified Financial Services)	2,848	46,138
The Charles Schwab Corp. (Diversified Financial Services)	11,036	286,936
The Colonial BancGroup, Inc. (Banks)	2,492	19,587
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,628	592,384
The Macerich Co. (REIT)	712	45,319
The Phoenix Cos., Inc. (Insurance)	1,424	13,158
The Travelers Companies, Inc. (Insurance)	6,764	305,733
Torchmark Corp. (Insurance)	1,068	63,866
Transatlantic Holdings, Inc. (Insurance)	356	19,349
Trustmark Corp. (Banks)	712	14,767
U.S. Bancorp (Banks)	20,292	730,918
UDR, Inc. (REIT)	1,424	37,238
UMB Financial Corp. (Banks)	356	18,697
Umpqua Holdings Corp. (Banks)	712	10,474
UnionBanCal Corp. (Banks)	712	52,182
United Bankshares, Inc. (Banks)	356	12,460
Unitrin, Inc. (Insurance)	712	17,757
UnumProvident Corp. (Insurance)	3,916	98,292
Valley National Bancorp (Banks)	1,424	29,847
Ventas, Inc. (REIT)	1,780	87,968
Visa, Inc. - Class A (Commercial Services)	5,340	327,823
Vornado Realty Trust (REIT)	1,780	161,891
W.R. Berkley Corp. (Insurance)	1,780	41,919
Wachovia Corp. (Banks)	25,276	88,466
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,068	26,433
Washington Federal, Inc. (Savings & Loans)	1,068	19,705
Washington REIT (REIT)	712	26,081
Webster Financial Corp. (Banks)	712	17,978
Weingarten Realty Investors (REIT)	1,068	38,096
Wells Fargo & Co. (Banks)	36,668	1,376,150
Westamerica Bancorp (Banks)	356	20,481
White Mountains Insurance Group, Ltd.ADR (Insurance)	356	167,231
Whitney Holding Corp. (Banks)	712	17,266
Willis Group Holdings, Ltd.ADR (Insurance)	1,780	57,423
Wilmington Trust Corp. (Banks)	712	20,527
XL Capital, Ltd. - Class AADR (Insurance)	3,560	63,866
Zenith National Insurance Corp. (Insurance)	356	13,044
Zions Bancorp (Banks)	1,424	55,109

TOTAL COMMON STOCKS
(Cost $19,268,435)		23,437,224

TOTAL INVESTMENT SECURITIES
(Cost $19,268,435)—100.0%		23,437,224
Net other assets (liabilities)—NM		(11,517)

NET ASSETS—100.0%		$23,425,707

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Banks	30.0%
Commercial Services	2.0%
Diversified Financial Services	30.8%
Forest Products & Paper	0.7%
Insurance	21.3%
REIT	12.2%
Real Estate	0.7%
Savings & Loans	1.2%
Software	1.1%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust
See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (100.8%)
Abbott Laboratories (Pharmaceuticals)	33,304	$1,917,644
Advanced Medical Optics, Inc.* (Healthcare - Products)	1,448	25,745
Aetna, Inc. (Healthcare - Services)	10,136	366,011
Affymetrix, Inc.* (Biotechnology)	1,448	11,208
Alcon, Inc.ADR (Healthcare - Products)	1,810	292,333
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,810	71,133
Alkermes, Inc.* (Pharmaceuticals)	2,172	28,888
Allergan, Inc. (Pharmaceuticals)	6,516	335,574
Alpharma, Inc. - Class A* (Pharmaceuticals)	1,086	40,063
Amedisys, Inc.* (Healthcare - Services)	724	35,237
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,448	25,716
AMERIGROUP Corp.* (Healthcare - Services)	1,086	27,421
Amgen, Inc.* (Biotechnology)	22,806	1,351,712
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,896	58,557
Applied Biosystems, Inc. (Electronics)	3,620	123,985
Apria Healthcare Group, Inc.* (Healthcare - Services)	1,086	19,809
ArthroCare Corp.* (Healthcare - Products)	724	20,069
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	724	23,458
Bard (C.R.), Inc. (Healthcare - Products)	2,172	206,058
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	2,172	141,832
Baxter International, Inc. (Healthcare - Products)	13,756	902,806
Beckman Coulter, Inc. (Healthcare - Products)	1,448	102,793
Becton, Dickinson & Co. (Healthcare - Products)	5,068	406,758
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	362	35,881
Biogen Idec, Inc.* (Biotechnology)	6,516	327,690
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,172	57,536
Boston Scientific Corp.* (Healthcare - Products)	32,218	395,315
Bristol-Myers Squibb Co. (Pharmaceuticals)	42,716	890,629
Brookdale Senior Living, Inc. (Healthcare - Services)	724	15,921
Celera Corp.* (Biotechnology)	1,810	27,964
Celgene Corp.* (Biotechnology)	9,774	618,499
Centene Corp.* (Healthcare - Services)	1,086	22,274
Cephalon, Inc.* (Pharmaceuticals)	1,448	112,205
Cepheid, Inc.* (Healthcare - Products)	1,086	15,019
Charles River Laboratories International, Inc.* (Biotechnology)	1,448	80,407
CIGNA Corp. (Insurance)	5,792	196,812
Community Health Systems, Inc.* (Healthcare - Services)	2,172	63,661
Cooper Cos., Inc. (Healthcare - Products)	1,086	37,749
Covance, Inc.* (Healthcare - Services)	1,448	128,018
Coventry Health Care, Inc.* (Healthcare - Services)	3,258	106,048
Covidien, Ltd.ADR (Healthcare - Products)	10,860	583,834
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,086	24,142
CV Therapeutics, Inc.* (Pharmaceuticals)	1,086	11,729
Datascope Corp. (Healthcare - Products)	362	18,690
DaVita, Inc.* (Healthcare - Services)	2,172	123,826
DENTSPLY International, Inc. (Healthcare - Products)	2,896	108,716
Edwards Lifesciences Corp.* (Healthcare - Products)	1,086	62,727
Eli Lilly & Co. (Pharmaceuticals)	20,996	924,454
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,172	43,440
Enzo Biochem, Inc.* (Biotechnology)	724	7,957
Enzon Pharmaceuticals, Inc.* (Biotechnology)	724	5,343
Express Scripts, Inc.* (Pharmaceuticals)	4,706	347,397
Forest Laboratories, Inc.* (Pharmaceuticals)	6,516	184,272
Gen-Probe, Inc.* (Healthcare - Products)	1,086	57,612
Genentech, Inc.* (Biotechnology)	10,136	898,860
Genzyme Corp.* (Biotechnology)	5,792	468,515
Gilead Sciences, Inc.* (Pharmaceuticals)	19,910	907,498
Haemonetics Corp.* (Healthcare - Products)	724	44,685
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,430	22,589
Health Net, Inc.* (Healthcare - Services)	2,172	51,259
HEALTHSOUTH Corp.* (Healthcare - Services)	1,810	33,358
Healthways, Inc.* (Healthcare - Services)	724	11,678
Henry Schein, Inc.* (Healthcare - Products)	1,810	97,450
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,448	43,889
Hologic, Inc.* (Healthcare - Products)	5,430	104,962
Hospira, Inc.* (Pharmaceuticals)	3,620	138,284
Human Genome Sciences, Inc.* (Biotechnology)	2,896	18,390
Humana, Inc.* (Healthcare - Services)	3,620	149,144
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,448	79,350
Illumina, Inc.* (Biotechnology)	2,172	88,031
ImClone Systems, Inc.* (Pharmaceuticals)	1,448	90,413
Immucor, Inc.* (Healthcare - Products)	1,448	46,278
Incyte Genomics, Inc.* (Biotechnology)	2,172	16,616
InterMune, Inc.* (Biotechnology)	724	12,388

See accompanying notes to the Schedules of Portfolio Investments.

Intuitive Surgical, Inc.* (Healthcare - Products)	724	174,469
Invacare Corp. (Healthcare - Products)	724	17,477
Inverness Medical Innovations, Inc.* (Healthcare - Products)	1,810	54,300
Invitrogen Corp.* (Biotechnology)	2,172	82,102
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,810	30,571
Johnson & Johnson (Healthcare - Products)	60,816	4,213,332
Kinetic Concepts, Inc.* (Healthcare - Products)	1,086	31,049
King Pharmaceuticals, Inc.* (Pharmaceuticals)	5,430	52,019
Laboratory Corp. of America Holdings* (Healthcare - Services)	2,534	176,113
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,086	34,904
Lincare Holdings, Inc.* (Healthcare - Services)	1,448	43,570
Magellan Health Services, Inc.* (Healthcare - Services)	724	29,727
Masimo Corp.* (Healthcare - Products)	1,086	40,399
Medarex, Inc.* (Pharmaceuticals)	2,896	18,737
Medco Health Solutions, Inc.* (Pharmaceuticals)	10,860	488,700
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,086	16,192
Medtronic, Inc. (Healthcare - Products)	24,254	1,215,125
Mentor Corp. (Healthcare - Products)	724	17,275
Merck & Co., Inc. (Pharmaceuticals)	46,698	1,473,789
Millipore Corp.* (Biotechnology)	1,086	74,717
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,516	74,413
Myriad Genetics, Inc.* (Biotechnology)	1,086	70,460
Nektar Therapeutics* (Biotechnology)	1,810	6,498
NuVasive, Inc.* (Healthcare - Products)	724	35,715
Odyssey Healthcare, Inc.* (Healthcare - Services)	724	7,349
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,086	39,291
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,086	53,529
Owens & Minor, Inc. (Distribution/Wholesale)	724	35,114
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	724	8,898
PAREXEL International Corp.* (Commercial Services)	1,086	31,125
Patterson Cos., Inc.* (Healthcare - Products)	2,534	77,059
PDL BioPharma, Inc. (Biotechnology)	2,534	23,592
Pediatrix Medical Group, Inc.* (Healthcare - Services)	1,086	58,557
Perrigo Co. (Pharmaceuticals)	1,810	69,613
Pfizer, Inc. (Pharmaceuticals)	146,248	2,696,813
Pharmaceutical Product Development, Inc. (Commercial Services)	2,172	89,812
PharMerica Corp.* (Pharmaceuticals)	724	16,283
PSS World Medical, Inc.* (Healthcare - Products)	1,448	28,236
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,086	41,214
Quest Diagnostics, Inc. (Healthcare - Services)	3,258	168,341
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,448	31,610
ResMed, Inc.* (Healthcare - Products)	1,810	77,830
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,086	16,192
Schering-Plough Corp. (Pharmaceuticals)	35,114	648,556
Sepracor, Inc.* (Pharmaceuticals)	2,172	39,769
St. Jude Medical, Inc.* (Healthcare - Products)	7,240	314,868
STERIS Corp. (Healthcare - Products)	1,448	54,416
Stryker Corp. (Healthcare - Products)	6,878	428,499
Sunrise Assisted Living, Inc.* (Healthcare - Services)	1,086	14,976
Techne Corp.* (Healthcare - Products)	724	52,215
Tenet Healthcare Corp.* (Healthcare - Services)	10,136	56,255
The Medicines Co.* (Pharmaceuticals)	1,086	25,217
Theravance, Inc.* (Pharmaceuticals)	1,086	13,532
Thermo Electron Corp.* (Electronics)	9,050	497,750
United Therapeutics Corp.* (Pharmaceuticals)	362	38,072
UnitedHealth Group, Inc. (Healthcare - Services)	26,788	680,147
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,086	60,849
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,810	37,051
Varian Medical Systems, Inc.* (Healthcare - Products)	2,896	165,448
Varian, Inc.* (Electronics)	724	31,060
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,896	96,263
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,810	27,367
Waters Corp.* (Electronics)	2,172	126,367
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,172	61,902
WellCare Health Plans, Inc.* (Healthcare - Services)	1,086	39,096
WellPoint, Inc.* (Healthcare - Services)	11,222	524,853
West Pharmaceutical Services, Inc. (Healthcare - Products)	724	35,346
Wyeth (Pharmaceuticals)	28,960	1,069,782

See accompanying notes to the Schedules of Portfolio Investments.

Zimmer Holdings, Inc.* (Healthcare - Products)	5,068	327,190

TOTAL COMMON STOCKS
(Cost $25,650,853)		33,003,171

Rights/Warrants(NM)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11*CVR at $6.00 (Holding Companies - Diversified)	463	301

TOTAL RIGHTS/WARRANTS
(Cost $0)		301

TOTAL INVESTMENT SECURITIES
(Cost $25,650,853)—100.8%		33,003,472
Net other assets (liabilities)—(0.8)%		(273,776)

NET ASSETS—100.0%		$32,729,696

*	Non-income producing security
ADR	American Depositary Receipt
CVR	Contingent Value Right

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Biotechnology	13.4%
Commercial Services	0.4%
Distribution/Wholesale	0.1%
Electronics	2.4%
Healthcare - Products	33.8%
Healthcare - Services	9.5%
Holding Companies - Diversified	NM
Insurance	0.6%
Pharmaceuticals	40.6%
Other**	(0.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (101.1%)
3M Co. (Miscellaneous Manufacturing)	4,699	$320,989
Accenture, Ltd. - Class AADR (Commercial Services)	4,064	154,432
Actuant Corp. - Class A (Miscellaneous Manufacturing)	381	9,616
Acuity Brands, Inc. (Miscellaneous Manufacturing)	254	10,607
Acxiom Corp. (Software)	508	6,370
Aecom Technology Corp.* (Engineering & Construction)	508	12,416
Affiliated Computer Services, Inc. - Class A* (Computers)	635	32,150
AGCO Corp.* (Machinery - Diversified)	635	27,057
Agilent Technologies, Inc.* (Electronics)	2,667	79,103
Alexander & Baldwin, Inc. (Transportation)	254	11,184
Alliance Data Systems Corp.* (Commercial Services)	508	32,197
Alliant Techsystems, Inc.* (Aerospace/Defense)	254	23,861
Allied Waste Industries, Inc.* (Environmental Control)	2,794	31,041
Ametek, Inc. (Electrical Components & Equipment)	762	31,067
Amphenol Corp. - Class A (Electronics)	1,270	50,978
Anixter International, Inc.* (Telecommunications)	254	15,116
AptarGroup, Inc. (Miscellaneous Manufacturing)	508	19,868
Arrow Electronics, Inc.* (Electronics)	889	23,310
Automatic Data Processing, Inc. (Software)	3,810	162,877
Avnet, Inc.* (Electronics)	1,143	28,152
Baldor Electric Co. (Hand/Machine Tools)	254	7,318
Ball Corp. (Packaging & Containers)	762	30,091
BE Aerospace, Inc.* (Aerospace/Defense)	635	10,052
Belden, Inc. (Electrical Components & Equipment)	381	12,120
Bemis Co., Inc. (Packaging & Containers)	762	19,903
Benchmark Electronics, Inc.* (Electronics)	508	7,153
Boeing Co. (Aerospace/Defense)	4,826	276,771
Brady Corp. - Class A (Electronics)	381	13,442
Broadridge Financial Solutions, Inc. (Software)	1,016	15,636
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	508	22,697
Burlington Northern Santa Fe Corp. (Transportation)	2,032	187,818
C.H. Robinson Worldwide, Inc. (Transportation)	1,270	64,719
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	381	11,419
Caterpillar, Inc. (Machinery - Construction & Mining)	4,445	264,922
Ceradyne, Inc.* (Miscellaneous Manufacturing)	254	9,312
Chart Industries, Inc.* (Machinery - Diversified)	254	7,254
Cintas Corp. (Textiles)	1,016	29,169
Clarcor, Inc. (Miscellaneous Manufacturing)	381	14,459
Clean Harbors, Inc.* (Environmental Control)	127	8,579
Commscope, Inc.* (Telecommunications)	508	17,597
Con-way, Inc. (Transportation)	381	16,806
Convergys Corp.* (Commercial Services)	889	13,139
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,270	50,736
Corrections Corp. of America* (Commercial Services)	889	22,092
Crane Co. (Miscellaneous Manufacturing)	381	11,319
Crown Holdings, Inc.* (Packaging & Containers)	1,143	25,386
CSX Corp. (Transportation)	2,921	159,399
Cummins, Inc. (Machinery - Diversified)	1,270	55,524
Curtiss-Wright Corp. (Aerospace/Defense)	381	17,316
Danaher Corp. (Miscellaneous Manufacturing)	1,778	123,393
Deere & Co. (Machinery - Diversified)	3,175	157,162
Dionex Corp.* (Electronics)	127	8,071
Donaldson Co., Inc. (Miscellaneous Manufacturing)	508	21,290
Dover Corp. (Miscellaneous Manufacturing)	1,397	56,648
DRS Technologies, Inc. (Aerospace/Defense)	254	19,494
Eagle Materials, Inc. - Class A (Building Materials)	254	5,682
Eaton Corp. (Miscellaneous Manufacturing)	1,143	64,214
EMCOR Group, Inc.* (Engineering & Construction)	508	13,371
Emerson Electric Co. (Electrical Components & Equipment)	5,715	233,115
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	381	22,193
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	127	6,118
Esterline Technologies Corp.* (Aerospace/Defense)	254	10,056
Expeditors International of Washington, Inc. (Transportation)	1,524	53,096
Fastenal Co. (Distribution/Wholesale)	1,016	50,180
FedEx Corp. (Transportation)	2,159	170,647
Fidelity National Information Services, Inc. (Software)	1,397	25,789
Fiserv, Inc.* (Software)	1,143	54,087
Flextronics International, Ltd.ADR* (Electronics)	6,096	43,160
FLIR Systems, Inc.* (Electronics)	1,016	39,035
Flowserve Corp. (Machinery - Diversified)	381	33,821

See accompanying notes to the Schedules of Portfolio Investments.

Fluor Corp. (Engineering & Construction)	1,270	70,739
Fortune Brands, Inc. (Household Products/Wares)	1,143	65,562
Forward Air Corp. (Transportation)	254	6,916
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	1,016	36,688
FTI Consulting, Inc.* (Commercial Services)	381	27,523
Gardner Denver, Inc.* (Machinery - Diversified)	381	13,228
GATX Corp. (Trucking & Leasing)	254	10,051
Genco Shipping & Trading, Ltd.ADR (Transportation)	254	8,443
General Cable Corp.* (Electrical Components & Equipment)	381	13,575
General Dynamics Corp. (Aerospace/Defense)	2,413	177,645
General Electric Co. (Miscellaneous Manufacturing)	72,771	1,855,660
Genesee & Wyoming, Inc. - Class A* (Transportation)	254	9,530
Global Payments, Inc. (Software)	635	28,486
Goodrich Corp. (Aerospace/Defense)	889	36,982
Graco, Inc. (Machinery - Diversified)	381	13,567
GrafTech International, Ltd.* (Electrical Components & Equipment)	889	13,433
Granite Construction, Inc. (Engineering & Construction)	254	9,098
Greif, Inc. - Class A (Packaging & Containers)	127	8,334
Harsco Corp. (Miscellaneous Manufacturing)	635	23,616
Hewitt Associates, Inc.* (Commercial Services)	635	23,139
Hexcel Corp.* (Aerospace/Defense Equipment)	762	10,432
HLTH Corp.* (Internet)	1,270	14,516
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,953	205,797
Hubbell, Inc. - Class B (Electrical Components & Equipment)	381	13,354
IDEX Corp. (Machinery - Diversified)	635	19,698
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,302	146,774
IMS Health, Inc. (Software)	1,270	24,016
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	2,286	71,255
Iron Mountain, Inc.* (Commercial Services)	1,270	31,001
Itron, Inc.* (Electronics)	254	22,487
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,270	70,625
J.B. Hunt Transport Services, Inc. (Transportation)	762	25,428
Jabil Circuit, Inc. (Electronics)	1,397	13,327
Jack Henry & Associates, Inc. (Computers)	635	12,910
Jacobs Engineering Group, Inc.* (Engineering & Construction)	889	48,282
Joy Global, Inc. (Machinery - Construction & Mining)	762	34,397
Kansas City Southern Industries, Inc.* (Transportation)	635	28,169
Kaydon Corp. (Metal Fabricate/Hardware)	254	11,445
KBR, Inc. (Engineering & Construction)	1,270	19,393
Kennametal, Inc. (Hand/Machine Tools)	508	13,777
Kirby Corp.* (Transportation)	381	14,455
L-3 Communications Holdings, Inc. (Aerospace/Defense)	889	87,406
Landstar System, Inc. (Transportation)	381	16,787
Lender Processing Services, Inc. (Diversified Financial Services)	635	19,380
Lennox International, Inc. (Building Materials)	381	12,676
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	254	16,335
Lockheed Martin Corp. (Aerospace/Defense)	2,286	250,706
Louisiana-Pacific Corp. (Forest Products & Paper)	762	7,087
Manitowoc Co. (Machinery - Diversified)	889	13,824
Manpower, Inc. (Commercial Services)	635	27,407
Martin Marietta Materials (Building Materials)	254	28,443
Masco Corp. (Building Materials)	2,667	47,846
McDermott International, Inc.ADR* (Engineering & Construction)	1,651	42,183
MDU Resources Group, Inc. (Electric)	1,270	36,830
MeadWestvaco Corp. (Forest Products & Paper)	1,143	26,643
Metavante Technologies, Inc.* (Software)	635	12,230
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	254	24,892
Mine Safety Appliances Co. (Environmental Control)	254	9,682
Molex, Inc. (Electrical Components & Equipment)	508	11,405
Molex, Inc. - Class A (Electrical Components & Equipment)	508	10,571
Monster Worldwide, Inc.* (Internet)	889	13,255
Moog, Inc. - Class A* (Aerospace/Defense)	254	10,892
MPS Group, Inc.* (Commercial Services)	635	6,401
MSC Industrial Direct Co. - Class A (Retail)	381	17,553
Mueller Industries, Inc. (Metal Fabricate/Hardware)	254	5,845
Nalco Holding Co. (Environmental Control)	1,016	18,837
National Instruments Corp. (Computers)	381	11,449
Navigant Consulting Co.* (Commercial Services)	381	7,578
NeuStar, Inc.* (Telecommunications)	508	10,104

See accompanying notes to the Schedules of Portfolio Investments.

Nordson Corp. (Machinery - Diversified)	254	12,474
Norfolk Southern Corp. (Transportation)	2,794	184,991
Northrop Grumman Corp. (Aerospace/Defense)	2,286	138,394
Old Dominion Freight Line, Inc.* (Transportation)	254	7,198
Orbital Sciences Corp.* (Aerospace/Defense)	381	9,133
Oshkosh Truck Corp. (Auto Manufacturers)	508	6,685
Overseas Shipholding Group, Inc. (Transportation)	127	7,405
Owens Corning, Inc.* (Building Materials)	635	15,183
Owens-Illinois, Inc.* (Packaging & Containers)	1,270	37,338
PACCAR, Inc. (Auto Manufacturers)	2,540	97,003
Packaging Corp. of America (Packaging & Containers)	762	17,663
Pactiv Corp.* (Packaging & Containers)	889	22,074
Pall Corp. (Miscellaneous Manufacturing)	889	30,573
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,270	67,310
Paychex, Inc. (Commercial Services)	2,413	79,701
Pentair, Inc. (Miscellaneous Manufacturing)	762	26,342
PerkinElmer, Inc. (Electronics)	889	22,198
Plexus Corp.* (Electronics)	254	5,258
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,016	80,040
Quanta Services, Inc.* (Commercial Services)	1,270	34,303
R.R. Donnelley & Sons Co. (Commercial Services)	1,524	37,384
Raytheon Co. (Aerospace/Defense)	3,048	163,098
Regal-Beloit Corp. (Hand/Machine Tools)	254	10,800
Republic Services, Inc. (Environmental Control)	1,143	34,267
Resources Connection, Inc.* (Commercial Services)	381	8,584
Robert Half International, Inc. (Commercial Services)	1,143	28,289
Rockwell Collins, Inc. (Aerospace/Defense)	1,143	54,967
Rockwell International Corp. (Machinery - Diversified)	1,016	37,937
Roper Industries, Inc. (Miscellaneous Manufacturing)	635	36,170
Ryder System, Inc. (Transportation)	381	23,622
Sanmina-SCI Corp.* (Electronics)	3,937	5,512
Sealed Air Corp. (Packaging & Containers)	1,143	25,135
Shaw Group, Inc.* (Engineering & Construction)	508	15,611
Sherwin-Williams Co. (Chemicals)	762	43,556
Simpson Manufacturing Co., Inc. (Building Materials)	254	6,881
Smurfit-Stone Container Corp.* (Packaging & Containers)	1,905	8,953
Sonoco Products Co. (Packaging & Containers)	762	22,616
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	762	12,245
SPX Corp. (Miscellaneous Manufacturing)	381	29,337
Stericycle, Inc.* (Environmental Control)	635	37,408
Teekay Shipping Corp.ADR (Transportation)	254	6,701
Teledyne Technologies, Inc.* (Aerospace/Defense)	254	14,519
Teleflex, Inc. (Miscellaneous Manufacturing)	254	16,126
Temple-Inland, Inc. (Forest Products & Paper)	635	9,690
Terex Corp.* (Machinery - Construction & Mining)	762	23,256
Tetra Tech, Inc.* (Environmental Control)	381	9,167
Texas Industries, Inc. (Building Materials)	254	10,378
Textron, Inc. (Miscellaneous Manufacturing)	1,778	52,060
The Brink’s Co. (Miscellaneous Manufacturing)	254	15,499
The Corporate Executive Board Co. (Commercial Services)	254	7,937
Thomas & Betts Corp.* (Electronics)	381	14,886
Timken Co. (Metal Fabricate/Hardware)	508	14,402
Toro Co. (Housewares)	254	10,490
Total System Services, Inc. (Software)	1,397	22,911
Trimble Navigation, Ltd.* (Electronics)	889	22,990
Trinity Industries, Inc. (Miscellaneous Manufacturing)	635	16,339
Tyco Electronics, Ltd.ADR (Electronics)	3,429	94,846
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,429	120,084
Union Pacific Corp. (Transportation)	3,683	262,082
United Parcel Service, Inc. - Class B (Transportation)	4,953	311,494
United Stationers, Inc.* (Distribution/Wholesale)	127	6,074
United Technologies Corp. (Aerospace/Defense)	6,477	389,009
URS Corp.* (Engineering & Construction)	635	23,285
USG Corp.* (Building Materials)	508	13,005
UTI Worldwide, Inc.ADR (Transportation)	635	10,808
Valmont Industries, Inc. (Metal Fabricate/Hardware)	127	10,502
Vishay Intertechnology, Inc.* (Electronics)	1,270	8,407
VistaPrint, Ltd.ADR* (Commercial Services)	254	8,341
Vulcan Materials Co. (Building Materials)	635	47,307
W.W. Grainger, Inc. (Distribution/Wholesale)	508	44,181

See accompanying notes to the Schedules of Portfolio Investments.

Wabtec Corp. (Machinery - Diversified)	381	19,519
Walter Industries, Inc. (Holding Companies - Diversified)	381	18,078
Waste Connections, Inc.* (Environmental Control)	508	17,424
Waste Management, Inc. (Environmental Control)	3,556	111,978
Watsco, Inc. (Distribution/Wholesale)	127	6,386
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	254	12,631
Werner Enterprises, Inc. (Transportation)	381	8,272
WESCO International, Inc.* (Distribution/Wholesale)	254	8,174
Western Union Co. (Commercial Services)	5,334	131,590
Weyerhaeuser Co. (Forest Products & Paper)	1,524	92,324
Woodward Governor Co. (Electronics)	381	13,438
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	508	14,148

TOTAL COMMON STOCKS
(Cost $9,703,931)		11,417,537

TOTAL INVESTMENT SECURITIES
(Cost $9,703,931)—101.1%		11,417,537
Net other assets (liabilities)—(1.1)%		(121,504)

NET ASSETS—100.0%		$11,296,033

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Aerospace/Defense	15.0%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.0%
Building Materials	1.7%
Chemicals	0.4%
Commercial Services	6.2%
Computers	0.5%
Distribution/Wholesale	1.1%
Diversified Financial Services	0.2%
Electric	0.3%
Electrical Components & Equipment	3.4%
Electronics	4.3%
Engineering & Construction	2.5%
Environmental Control	2.6%
Forest Products & Paper	1.2%
Hand/Machine Tools	0.4%
Holding Companies - Diversified	0.2%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.2%
Machinery - Construction & Mining	3.0%
Machinery - Diversified	3.7%
Metal Fabricate/Hardware	1.1%
Miscellaneous Manufacturing	31.0%
Packaging & Containers	2.0%
Retail	0.2%
Software	3.1%
Telecommunications	0.4%
Textiles	0.3%
Transportation	14.2%
Trucking & Leasing	0.1%
Other**	(1.1)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (99.6%)
Akamai Technologies, Inc.* (Internet)	6,510	$113,534
Allscripts Healthcare Solutions, Inc.* (Software)	2,170	26,995
Amazon.com, Inc.* (Internet)	5,518	401,490
Ariba, Inc.* (Internet)	3,286	46,431
Art Technology Group, Inc.* (Internet)	4,960	17,459
Check Point Software Technologies, Ltd.ADR* (Internet)	6,696	152,267
Concur Technologies, Inc.* (Software)	1,922	73,536
CyberSource Corp.* (Internet)	2,666	42,949
DealerTrack Holdings, Inc.* (Internet)	1,550	26,102
Digital River, Inc.* (Internet)	1,426	46,202
E* TRADE Financial Corp.* (Diversified Financial Services)	17,112	47,914
EarthLink, Inc.* (Internet)	4,278	36,363
eBay, Inc.* (Internet)	19,096	427,368
Expedia, Inc.* (Internet)	8,060	121,787
Google, Inc. - Class A* (Internet)	992	397,316
HLTH Corp.* (Internet)	7,006	80,079
IAC/InterActiveCorp* (Internet)	2,480	42,904
Internap Network Services Corp.* (Internet)	1,922	6,689
Interwoven, Inc.* (Internet)	1,736	24,512
j2 Global Communications, Inc.* (Internet)	1,736	40,536
Juniper Networks, Inc.* (Telecommunications)	17,174	361,856
ModusLink Global Solutions, Inc.* (Internet)	1,860	17,875
Monster Worldwide, Inc.* (Internet)	4,650	69,331
Netflix, Inc.* (Internet)	1,860	57,437
Overstock.com, Inc.* (Internet)	620	12,282
Priceline.com, Inc.* (Internet)	1,364	93,339
Quest Software, Inc.* (Software)	2,728	34,618
RealNetworks, Inc.* (Internet)	3,658	18,583
Salesforce.com, Inc.* (Software)	3,906	189,050
Sapient Corp.* (Internet)	3,224	23,954
SONICWALL, Inc.* (Internet)	2,232	11,696
Sonus Networks, Inc.* (Telecommunications)	10,478	30,177
TD Ameritrade Holding Corp.* (Diversified Financial Services)	9,362	151,664
Tibco Software, Inc.* (Internet)	7,068	51,738
Ticketmaster* (Commercial Services)	1,488	15,966
United Online, Inc. (Internet)	3,162	29,754
ValueClick, Inc.* (Internet)	3,658	37,421
VeriSign, Inc.* (Internet)	7,502	195,652
Websense, Inc.* (Internet)	1,736	38,800
Yahoo!, Inc.* (Internet)	22,630	391,499

TOTAL COMMON STOCKS
(Cost $2,505,829)		4,005,125

TOTAL INVESTMENT SECURITIES
(Cost $2,505,829)—99.6%		4,005,125
Net other assets (liabilities)—0.4%		15,337

NET ASSETS—100.0%		$4,020,462

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Commercial Services	0.4%
Diversified Financial Services	5.0%
Internet	76.3%
Software	8.1%
Telecommunications	9.8%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (97.2%)
Anadarko Petroleum Corp. (Oil & Gas)	30,114	$1,460,830
Apache Corp. (Oil & Gas)	21,032	2,193,217
Arena Resources, Inc.* (Oil & Gas)	2,390	92,851
Atlas America, Inc. (Oil & Gas)	2,390	81,523
Atwood Oceanics, Inc.* (Oil & Gas)	3,346	121,794
Baker Hughes, Inc. (Oil & Gas Services)	19,598	1,186,463
Berry Petroleum Co. - Class A (Oil & Gas)	2,390	92,565
Bill Barrett Corp.* (Oil & Gas)	1,912	61,394
BJ Services Co. (Oil & Gas Services)	18,642	356,621
Bristow Group, Inc.* (Transportation)	1,912	64,702
Cabot Oil & Gas Corp. (Oil & Gas)	6,692	241,849
Cameron International Corp.* (Oil & Gas Services)	13,862	534,241
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,912	69,348
Chesapeake Energy Corp. (Oil & Gas)	34,416	1,234,158
ChevronTexaco Corp. (Oil & Gas)	130,972	10,802,570
Cimarex Energy Co. (Oil & Gas)	5,258	257,169
Complete Production Services, Inc.* (Oil & Gas Services)	3,346	67,355
Comstock Resources, Inc.* (Oil & Gas)	2,868	143,543
Concho Resources, Inc.* (Oil & Gas)	3,824	105,581
ConocoPhillips (Oil & Gas)	89,864	6,582,538
Continental Resources, Inc.* (Oil & Gas)	1,912	75,008
Core Laboratories NVADR (Oil & Gas Services)	1,434	145,293
Crosstex Energy, Inc. (Oil & Gas)	2,868	71,614
Delta Petroleum Corp.* (Oil & Gas)	4,302	58,421
Denbury Resources, Inc.* (Oil & Gas)	15,774	300,337
Devon Energy Corp. (Oil & Gas)	26,768	2,441,242
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,302	443,364
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,258	165,469
Drill-Quip, Inc.* (Oil & Gas Services)	1,912	82,962
El Paso Corp. (Pipelines)	44,932	573,332
Encore Acquisition Co.* (Oil & Gas)	3,346	139,796
Ensco International, Inc. (Oil & Gas)	9,082	523,396
EOG Resources, Inc. (Oil & Gas)	15,774	1,411,142
Evergreen Solar, Inc.* (Energy - Alternate Sources)	9,560	52,771
EXCO Resources, Inc.* (Oil & Gas)	10,994	179,422
Exterran Holdings, Inc.* (Oil & Gas Services)	4,302	137,492
Exxon Mobil Corp. (Oil & Gas)	288,732	22,422,927
FMC Technologies, Inc.* (Oil & Gas Services)	8,126	378,265
Forest Oil Corp.* (Oil & Gas)	5,258	260,797
Frontier Oil Corp. (Oil & Gas)	6,692	123,267
Global Industries, Ltd.* (Oil & Gas Services)	5,736	39,808
Goodrich Petroleum Corp.* (Oil & Gas)	1,912	83,344
Grey Wolf, Inc.* (Oil & Gas)	11,472	89,252
Halliburton Co. (Oil & Gas Services)	56,404	1,826,926
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,258	127,664
Helmerich & Payne, Inc. (Oil & Gas)	6,214	268,383
Hercules Offshore, Inc.* (Oil & Gas Services)	5,736	86,958
Hess Corp. (Oil & Gas)	18,642	1,530,135
Holly Corp. (Oil & Gas)	2,868	82,943
ION Geophysical Corp.* (Oil & Gas Services)	5,258	74,611
Key Energy Services, Inc.* (Oil & Gas Services)	8,126	94,262
Marathon Oil Corp. (Oil & Gas)	45,410	1,810,497
Mariner Energy, Inc.* (Oil & Gas)	5,258	107,789
Murphy Oil Corp. (Oil & Gas)	11,950	766,473
Nabors Industries, Ltd.ADR* (Oil & Gas)	18,164	452,647
National-Oilwell Varco, Inc.* (Oil & Gas Services)	26,290	1,320,547
Newfield Exploration Co.* (Oil & Gas)	8,604	275,242
Newpark Resources, Inc.* (Oil & Gas Services)	5,736	41,873
Noble Corp.ADR (Oil & Gas)	17,208	755,431
Noble Energy, Inc. (Oil & Gas)	10,994	611,156
Occidental Petroleum Corp. (Oil & Gas)	52,580	3,704,261
Oceaneering International, Inc.* (Oil & Gas Services)	3,346	178,409
OGE Energy Corp. (Electric)	5,736	177,128
Oil States International, Inc.* (Oil & Gas Services)	3,346	118,281
Parker Drilling Co.* (Oil & Gas)	7,170	57,503
Patterson-UTI Energy, Inc. (Oil & Gas)	10,038	200,961
Penn Virginia Corp. (Oil & Gas)	2,868	153,266
Petrohawk Energy Corp.* (Oil & Gas)	15,774	341,192
Pioneer Natural Resources Co. (Oil & Gas)	7,648	399,837
Plains Exploration & Production Co.* (Oil & Gas)	6,692	235,291
Pride International, Inc.* (Oil & Gas)	10,994	325,532
Quicksilver Resources, Inc.* (Oil & Gas)	7,170	140,747
Range Resources Corp. (Oil & Gas)	10,038	430,329
Rowan Cos., Inc. (Oil & Gas)	7,170	219,043
SandRidge Energy, Inc.* (Oil & Gas)	5,736	112,426
Schlumberger, Ltd.ADR (Oil & Gas Services)	76,002	5,934,996
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,434	113,214
Smith International, Inc. (Oil & Gas Services)	13,862	812,868
Southwestern Energy Co.* (Oil & Gas)	21,988	671,513
St. Mary Land & Exploration Co. (Oil & Gas)	3,824	136,326
Stone Energy Corp.* (Oil & Gas)	2,390	101,169
Sunoco, Inc. (Oil & Gas)	7,648	272,116
SunPower Corp. - Class B* (Electrical Components & Equipment)	2,390	165,029
SunPower Corp. - Class A* (Energy - Alternate Sources)	2,390	169,523
Superior Energy Services, Inc.* (Oil & Gas Services)	5,258	163,734
Swift Energy Co.* (Oil & Gas)	1,912	73,975
Tesoro Petroleum Corp. (Oil & Gas)	8,604	141,880

See accompanying notes to the Schedules of Portfolio Investments.

TETRA Technologies, Inc.* (Oil & Gas Services)	4,780	66,203
Tidewater, Inc. (Oil & Gas Services)	3,346	185,235
Transocean, Inc.ADR* (Oil & Gas)	20,076	2,205,148
Ultra Petroleum Corp.ADR* (Oil & Gas)	9,560	529,050
Unit Corp.* (Oil & Gas)	2,868	142,884
Valero Energy Corp. (Oil & Gas)	33,460	1,013,838
W&T Offshore, Inc. (Oil & Gas)	1,912	52,178
Weatherford International, Ltd.ADR* (Oil & Gas Services)	43,498	1,093,540
Whiting Petroleum Corp.* (Oil & Gas)	2,868	204,374
XTO Energy, Inc. (Oil & Gas)	34,894	1,623,269

TOTAL COMMON STOCKS
(Cost $38,196,373)		88,848,838

TOTAL INVESTMENT SECURITIES
(Cost $38,196,373)—97.2%		88,848,838
Net other assets (liabilities)—2.8%		2,583,839

NET ASSETS—100.0%		$91,432,677

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Electric	0.2%
Electrical Components & Equipment	0.2%
Energy - Alternate Sources	0.3%
Oil & Gas	79.1%
Oil & Gas Services	16.7%
Pipelines	0.6%
Transportation	0.1%
Other**	2.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (83.1%)
Abbott Laboratories (Pharmaceuticals)	14,330	$825,121
Alkermes, Inc.* (Pharmaceuticals)	1,485	19,751
Allergan, Inc. (Pharmaceuticals)	4,620	237,930
Alpharma, Inc. - Class A* (Pharmaceuticals)	660	24,347
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	660	21,384
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,650	107,745
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,065	501,755
Cephalon, Inc.* (Pharmaceuticals)	990	76,715
Eli Lilly & Co. (Pharmaceuticals)	11,385	501,282
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,650	33,000
Forest Laboratories, Inc.* (Pharmaceuticals)	4,620	130,654
Hospira, Inc.* (Pharmaceuticals)	2,475	94,545
Johnson & Johnson (Healthcare - Products)	37,405	2,591,418
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,795	36,356
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	825	12,301
Merck & Co., Inc. (Pharmaceuticals)	16,170	510,325
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,620	52,760
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	495	6,084
Perrigo Co. (Pharmaceuticals)	1,155	44,421
Pfizer, Inc. (Pharmaceuticals)	102,465	1,889,455
Schering-Plough Corp. (Pharmaceuticals)	24,585	454,085
Sepracor, Inc.* (Pharmaceuticals)	1,650	30,211
The Medicines Co.* (Pharmaceuticals)	825	19,157
Theravance, Inc.* (Pharmaceuticals)	825	10,280
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,155	23,643
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	1,320	19,958
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,650	47,025
Wyeth (Pharmaceuticals)	13,695	505,893

TOTAL COMMON STOCKS
(Cost $7,809,363)		8,827,601

Rights/Warrants(NM)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11*CVR at $6.00 (Holding Companies - Diversified)	434	282

TOTAL RIGHTS/WARRANTS
(Cost $0)		282

TOTAL INVESTMENT SECURITIES
(Cost $7,809,363)—83.1%		8,827,883
Net other assets (liabilities)—16.9%		1,789,411

NET ASSETS—100.0%		$10,617,294

*	Non-income producing security
ADR	American Depositary Receipt
CVR	Contingent Value Right

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 10/23/08	$1,899,430	$(570)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Healthcare - Products	24.6%
Holding Companies - Diversified	NM
Pharmaceuticals	58.5%
Other**	16.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (109.7%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $22,479,712 (Collateralized by $20,906,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $22,929,193)	$22,479,000	$22,479,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $22,479,887 (Collateralized by $22,892,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $22,929,928)	22,479,000	22,479,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $22,479,712 (Collateralized by $22,480,000 of various U.S. Government Agency Obligations, 4.50%-5.75%, 8/20/12-6/27/16, market value $22,929,513)	22,479,000	22,479,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $22,475,562 (Collateralized by $23,421,000 of various Federal Home Loan Mortgage Corp. Securities, 3.53%‡-3.55%‡, 4/17/09-8/17/09, market value $22,925,967)	22,475,000	22,475,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $22,479,468 (Collateralized by $22,810,000 of various U.S. Government Agency Obligations, 2.60%‡-3.38%, 3/31/09-3/5/10, market value $22,929,694)	22,479,000	22,479,000

TOTAL REPURCHASE AGREEMENTS
(Cost $112,391,000)		112,391,000

TOTAL INVESTMENT SECURITIES
(Cost $112,391,000)—109.7%		112,391,000
Net other assets (liabilities)—(9.7)%		(9,924,001)

NET ASSETS—100.0%		$102,466,999

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 10/23/08	$103,992,114	$(10,657,064)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (101.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,924	$328,950
AMB Property Corp. (REIT)	9,116	412,955
Annaly Mortgage Management, Inc. (REIT)	49,708	668,573
Apartment Investment and Management Co. - Class A (REIT)	7,912	277,078
Avalonbay Communities, Inc. (REIT)	7,052	694,058
BioMed Realty Trust, Inc. (REIT)	6,536	172,877
Boston Properties, Inc. (REIT)	11,008	1,031,009
Brandywine Realty Trust (REIT)	8,256	132,344
BRE Properties, Inc. - Class A (REIT)	4,644	227,556
Brookfield Properties Corp.ADR (Real Estate)	18,748	296,968
Camden Property Trust (REIT)	4,816	220,862
CapitalSource, Inc. (Diversified Financial Services)	20,812	255,988
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	16,684	223,065
CBL & Associates Properties, Inc. (REIT)	6,192	124,335
Colonial Properties Trust (REIT)	3,956	73,938
Corporate Office Properties Trust (REIT)	4,300	173,505
Cousins Properties, Inc. (REIT)	3,784	95,470
DCT Industrial Trust, Inc. (REIT)	15,824	118,522
Developers Diversified Realty Corp. (REIT)	11,008	348,843
DiamondRock Hospitality Co. (REIT)	8,600	78,260
Digital Realty Trust, Inc. (REIT)	6,192	292,572
Douglas Emmett, Inc. (REIT)	6,536	150,785
Duke-Weeks Realty Corp. (REIT)	13,416	329,765
Entertainment Properties Trust (REIT)	2,924	160,001
Equity Lifestyle Properties, Inc. (REIT)	2,064	109,454
Equity Residential Properties Trust (REIT)	25,112	1,115,224
Essex Property Trust, Inc. (REIT)	2,408	284,939
Federal Realty Investment Trust (REIT)	5,504	471,142
FelCor Lodging Trust, Inc. (REIT)	5,848	41,872
First Industrial Realty Trust, Inc. (REIT)	4,128	118,391
Forest City Enterprises, Inc. - Class A (Real Estate)	6,020	184,633
Forestar Real Estate Group, Inc.* (Real Estate)	3,096	45,666
Franklin Street Properties Corp. (REIT)	5,848	76,024
General Growth Properties, Inc. (REIT)	23,220	350,622
HCP, Inc. (REIT)	23,048	924,916
Health Care REIT, Inc. (REIT)	9,460	503,556
Healthcare Realty Trust, Inc. (REIT)	4,644	135,373
Highwoods Properties, Inc. (REIT)	5,160	183,490
Home Properties, Inc. (REIT)	2,924	169,446
Hospitality Properties Trust (REIT)	8,600	176,472
Host Marriott Corp. (REIT)	48,160	640,046
HRPT Properties Trust (REIT)	20,812	143,395
iStar Financial, Inc. (REIT)	12,384	32,198
Jones Lang LaSalle, Inc. (Real Estate)	2,924	127,136
Kilroy Realty Corp. (REIT)	3,096	147,958
Kimco Realty Corp. (REIT)	20,296	749,734
LaSalle Hotel Properties (REIT)	3,612	84,232
Lexington Corporate Properties Trust (REIT)	5,848	100,703
Liberty Property Trust (REIT)	8,600	323,790
Mack-Cali Realty Corp. (REIT)	6,020	203,897
Maguire Properties, Inc. (REIT)	3,440	20,502
Mid-America Apartment Communities, Inc. (REIT)	2,580	126,781
National Retail Properties, Inc. (REIT)	6,708	160,657
Nationwide Health Properties, Inc. (REIT)	8,944	321,805
Newcastle Investment Corp. (REIT)	4,816	30,582
Pennsylvania REIT (REIT)	3,612	68,086
Plum Creek Timber Co., Inc. (Forest Products & Paper)	15,996	797,561
Post Properties, Inc. (REIT)	4,128	115,460
Potlatch Corp. (Forest Products & Paper)	3,612	167,561
ProLogis (REIT)	24,252	1,000,880
Public Storage, Inc. (REIT)	11,868	1,175,051
RAIT Financial Trust (REIT)	5,504	30,217
Rayonier, Inc. (Forest Products & Paper)	7,224	342,056
Realty Income Corp. (REIT)	9,288	237,773
Redwood Trust, Inc. (REIT)	2,580	56,063
Regency Centers Corp. (REIT)	6,364	424,415
Senior Housing Properties Trust (REIT)	10,320	245,926
Simon Property Group, Inc. (REIT)	20,640	2,002,080
SL Green Realty Corp. (REIT)	5,332	345,514
St. Joe Co.* (Real Estate)	8,428	329,450
Strategic Hotels & Resorts, Inc. (REIT)	6,880	51,944
Sunstone Hotel Investors, Inc. (REIT)	4,644	62,694
Taubman Centers, Inc. (REIT)	4,816	240,800
The Macerich Co. (REIT)	6,880	437,912
UDR, Inc. (REIT)	11,868	310,348
Ventas, Inc. (REIT)	13,244	654,518
Vornado Realty Trust (REIT)	13,244	1,204,542
Washington REIT (REIT)	4,644	170,110
Weingarten Realty Investors (REIT)	7,224	257,680

TOTAL COMMON STOCKS
(Cost $16,586,803)		25,721,556

TOTAL INVESTMENT SECURITIES
(Cost $16,586,803)—101.3%		25,721,556
Net other assets (liabilities)—(1.3)%		(325,802)

NET ASSETS—100.0%		$25,395,754

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Diversified Financial Services	1.0%
Forest Products & Paper	5.1%
REIT	90.4%
Real Estate	4.8%
Other**	(1.3)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (88.7%)
Actel Corp.* (Semiconductors)	180	$2,246
Advanced Micro Devices, Inc.* (Semiconductors)	4,230	22,207
Altera Corp. (Semiconductors)	2,340	48,391
Amkor Technology, Inc.* (Semiconductors)	810	5,160
Analog Devices, Inc. (Semiconductors)	2,250	59,287
Applied Materials, Inc. (Semiconductors)	10,440	157,957
Applied Micro Circuits Corp.* (Semiconductors)	540	3,229
Atheros Communications* (Telecommunications)	450	10,611
Atmel Corp.* (Semiconductors)	3,420	11,594
Axcelis Technologies, Inc.* (Semiconductors)	810	1,377
Broadcom Corp. - Class A* (Semiconductors)	3,420	63,715
Brooks Automation, Inc.* (Semiconductors)	450	3,762
Cabot Microelectronics Corp.* (Chemicals)	180	5,774
Cirrus Logic, Inc.* (Semiconductors)	450	2,453
Cohu, Inc. (Semiconductors)	180	2,848
Cree Research, Inc.* (Semiconductors)	630	14,351
Cymer, Inc.* (Electronics)	270	6,839
Cypress Semiconductor Corp.* (Semiconductors)	1,170	6,107
DSP Group, Inc.* (Semiconductors)	180	1,377
Entegris, Inc.* (Semiconductors)	900	4,356
Exar Corp.* (Semiconductors)	270	2,068
Fairchild Semiconductor International, Inc.* (Semiconductors)	990	8,801
First Solar, Inc.* (Energy - Alternate Sources)	360	68,008
FormFactor, Inc.* (Semiconductors)	360	6,271
Integrated Device Technology, Inc.* (Semiconductors)	1,350	10,503
Intel Corp. (Semiconductors)	28,800	539,424
InterDigital, Inc.* (Telecommunications)	360	8,658
International Rectifier Corp.* (Semiconductors)	540	10,271
Intersil Corp. - Class A (Semiconductors)	990	16,414
KLA-Tencor Corp. (Semiconductors)	1,350	42,727
Kulicke & Soffa Industries, Inc.* (Semiconductors)	450	2,030
Lam Research Corp.* (Semiconductors)	990	31,175
Lattice Semiconductor Corp.* (Semiconductors)	900	1,854
Linear Technology Corp. (Semiconductors)	1,620	49,669
LSI Logic Corp.* (Semiconductors)	4,860	26,050
Marvell Technology Group, Ltd.ADR* (Semiconductors)	3,600	33,480
MEMC Electronic Materials, Inc.* (Semiconductors)	1,710	48,325
Micrel, Inc. (Semiconductors)	360	3,265
Microchip Technology, Inc. (Semiconductors)	1,440	42,379
Micron Technology, Inc.* (Semiconductors)	5,760	23,328
Microsemi Corp.* (Semiconductors)	540	13,759
National Semiconductor Corp. (Semiconductors)	1,800	30,978
Novellus Systems, Inc.* (Semiconductors)	810	15,908
NVIDIA Corp.* (Semiconductors)	4,230	45,303
OmniVision Technologies, Inc.* (Semiconductors)	360	4,108
ON Semiconductor Corp.* (Semiconductors)	3,060	20,686
PMC-Sierra, Inc.* (Semiconductors)	1,710	12,688
Rambus, Inc.* (Semiconductors)	810	10,409
RF Micro Devices, Inc.* (Telecommunications)	1,890	5,519
SanDisk Corp.* (Computers)	1,710	33,430
Semtech Corp.* (Semiconductors)	450	6,282
Silicon Image, Inc.* (Semiconductors)	540	2,884
Silicon Laboratories, Inc.* (Semiconductors)	360	11,052
Skyworks Solutions, Inc.* (Semiconductors)	1,260	10,534
SunPower Corp. - Class B* (Electrical Components & Equipment)	313	21,613
Teradyne, Inc.* (Semiconductors)	1,260	9,841
Tessera Technologies, Inc.* (Semiconductors)	360	5,882
Texas Instruments, Inc. (Semiconductors)	10,080	216,720
Trident Microsystems, Inc.* (Software)	450	1,080
TriQuint Semiconductor, Inc.* (Semiconductors)	1,080	5,173
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	540	13,565
Xilinx, Inc. (Semiconductors)	2,160	50,652
Zoran Corp.* (Semiconductors)	360	2,938

TOTAL COMMON STOCKS
(Cost $1,360,202)		1,959,345

	Principal
	Amount

Repurchase Agreements (0.7%)
Bank of America, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $1,000 (Collateralized by $1,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $1,097)	$1,000	1,000
Deutsche Bank, 1.42%, 10/1/08, dated 9/30/08, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 3.25%, 12/31/09, market value $2,033)	2,000	2,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $5,000 (Collateralized by $5,000 various Federal Home Loan Mortgage Corp. securities, 3.38%-5.13%, 3/5/10-10/18/16, market value $5,389)	5,000	5,000
UBS, 0.90%, 10/1/08, dated 9/30/08, with a repurchase price of $7,000 (Collateralized by $7,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $7,677)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES
(Cost $1,375,202)—89.4%		1,974,345
Net other assets (liabilities)—10.6%		233,151

NET ASSETS—100.0%		$2,207,496

*	Non-income producing security
ADR	American Depositary Receipt

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index terminating on 10/23/08	$299,910	$(90)

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Chemicals	0.3%
Computers	1.5%
Electrical Components & Equipment	1.0%
Electronics	0.3%
Energy - Alternate Sources	3.1%
Semiconductors	81.4%
Software	NM
Telecommunications	1.1%
Other**	11.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (98.2%)
ADC Telecommunications, Inc.* (Telecommunications)	570	$4,817
Adobe Systems, Inc.* (Software)	3,135	123,738
ADTRAN, Inc. (Telecommunications)	285	5,555
Advanced Micro Devices, Inc.* (Semiconductors)	3,420	17,955
Akamai Technologies, Inc.* (Internet)	1,140	19,882
Altera Corp. (Semiconductors)	1,710	35,363
Amdocs, Ltd.ADR* (Telecommunications)	1,140	31,213
American Tower Corp.* (Telecommunications)	2,280	82,012
Analog Devices, Inc. (Semiconductors)	1,710	45,058
ANSYS, Inc.* (Software)	570	21,586
Apple Computer, Inc.* (Computers)	4,815	547,273
Applied Materials, Inc. (Semiconductors)	8,265	125,049
Ariba, Inc.* (Internet)	570	8,054
Arris Group, Inc.* (Telecommunications)	855	6,609
Atheros Communications* (Telecommunications)	285	6,720
Atmel Corp.* (Semiconductors)	2,850	9,662
Autodesk, Inc.* (Software)	1,425	47,809
Avocent Corp.* (Internet)	285	5,831
BMC Software, Inc.* (Software)	1,140	32,638
Broadcom Corp. - Class A* (Semiconductors)	2,565	47,786
Brocade Communications Systems, Inc.* (Computers)	2,280	13,270
CA, Inc. (Software)	2,565	51,197
CACI International, Inc. - Class A* (Computers)	285	14,279
Cadence Design Systems, Inc.* (Computers)	1,425	9,633
Cerner Corp.* (Software)	285	12,722
Check Point Software Technologies, Ltd.ADR* (Internet)	1,140	25,924
Ciena Corp.* (Telecommunications)	570	5,746
Cisco Systems, Inc.* (Telecommunications)	36,195	816,559
Citrix Systems, Inc.* (Software)	1,140	28,796
Cognizant Technology Solutions Corp.* (Computers)	1,710	39,039
Computer Sciences Corp.* (Computers)	855	34,311
Compuware Corp.* (Software)	1,425	13,808
Corning, Inc. (Telecommunications)	9,405	147,094
Cree Research, Inc.* (Semiconductors)	570	12,985
Crown Castle International Corp.* (Telecommunications)	1,425	41,282
Cypress Semiconductor Corp.* (Semiconductors)	855	4,463
Dell, Inc.* (Computers)	10,830	178,478
Diebold, Inc. (Computers)	285	9,436
Digital River, Inc.* (Internet)	285	9,234
DST Systems, Inc.* (Computers)	285	15,957
EarthLink, Inc.* (Internet)	570	4,845
Echostar Holding Corp.* (Telecommunications)	285	6,869
EMC Corp.* (Computers)	12,540	149,978
Emulex Corp.* (Semiconductors)	570	6,082
Equinix, Inc.* (Internet)	285	19,796
F5 Networks, Inc.* (Internet)	570	13,327
Fair Isaac Corp. (Software)	285	6,572
Fairchild Semiconductor International, Inc.* (Semiconductors)	855	7,601
First Solar, Inc.* (Energy - Alternate Sources)	285	53,839
FormFactor, Inc.* (Semiconductors)	285	4,965
Foundry Networks, Inc.* (Telecommunications)	855	15,570
Gartner Group, Inc.* (Commercial Services)	285	6,464
Google, Inc. - Class A* (Internet)	1,125	450,585
Harris Corp. (Telecommunications)	855	39,501
Hewlett-Packard Co. (Computers)	14,820	685,277
IKON Office Solutions, Inc. (Office/Business Equipment)	285	4,848
Informatica Corp.* (Software)	570	7,404
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	855	13,740
Integrated Device Technology, Inc.* (Semiconductors)	1,140	8,869
Intel Corp. (Semiconductors)	34,200	640,566
IAC/InterActiveCorp* (Internet)	285	4,931
InterDigital, Inc.* (Telecommunications)	285	6,854
Intermec, Inc.* (Machinery - Diversified)	285	5,597
International Business Machines Corp. (Computers)	8,265	966,674
International Rectifier Corp.* (Semiconductors)	570	10,841
Intersil Corp. - Class A (Semiconductors)	855	14,176
Intuit, Inc.* (Software)	1,710	54,053
j2 Global Communications, Inc.* (Internet)	285	6,655
JDS Uniphase Corp.* (Telecommunications)	1,425	12,056
Juniper Networks, Inc.* (Telecommunications)	3,420	72,059
KLA-Tencor Corp. (Semiconductors)	1,140	36,081
Lam Research Corp.* (Semiconductors)	855	26,924
Lexmark International, Inc. - Class A* (Computers)	570	18,565
Linear Technology Corp. (Semiconductors)	1,140	34,952
LSI Logic Corp.* (Semiconductors)	3,990	21,386
Macrovision Solutions Corp.* (Entertainment)	570	8,767
Marvell Technology Group, Ltd.ADR* (Semiconductors)	2,850	26,505
McAfee, Inc.* (Internet)	855	29,036
MEMC Electronic Materials, Inc.* (Semiconductors)	1,425	40,271
Mentor Graphics Corp.* (Computers)	570	6,470
Microchip Technology, Inc. (Semiconductors)	1,140	33,550
Micron Technology, Inc.* (Semiconductors)	4,560	18,468

See accompanying notes to the Schedules of Portfolio Investments.

Micros Systems, Inc.* (Computers)	570	15,196
Microsemi Corp.* (Semiconductors)	570	14,524
Microsoft Corp. (Software)	49,305	1,315,950
Motorola, Inc. (Telecommunications)	12,825	91,570
National Semiconductor Corp. (Semiconductors)	1,425	24,524
NCR Corp.* (Computers)	855	18,853
NetApp, Inc.* (Computers)	1,995	36,369
Novell, Inc.* (Software)	1,995	10,254
Novellus Systems, Inc.* (Semiconductors)	570	11,195
Nuance Communications, Inc.* (Software)	1,140	13,897
NVIDIA Corp.* (Semiconductors)	3,420	36,628
Omniture, Inc.* (Commercial Services)	570	10,465
ON Semiconductor Corp.* (Semiconductors)	2,280	15,413
Oracle Corp.* (Software)	22,440	455,756
Parametric Technology Corp.* (Software)	570	10,488
Perot Systems Corp. - Class A* (Computers)	570	9,890
Pitney Bowes, Inc. (Office/Business Equipment)	1,140	37,916
Plantronics, Inc. (Telecommunications)	285	6,418
PMC-Sierra, Inc.* (Semiconductors)	1,425	10,574
Polycom, Inc.* (Telecommunications)	570	13,184
Progress Software Corp.* (Software)	285	7,407
QLogic Corp.* (Semiconductors)	855	13,133
Qualcomm, Inc. (Telecommunications)	9,975	428,626
Quest Software, Inc.* (Software)	570	7,233
Rambus, Inc.* (Semiconductors)	570	7,325
Red Hat, Inc.* (Software)	1,140	17,180
SAIC, Inc.* (Commercial Services)	1,140	23,062
Salesforce.com, Inc.* (Software)	570	27,588
SanDisk Corp.* (Computers)	1,425	27,859
SBA Communications Corp. - Class A* (Telecommunications)	570	14,746
Seagate TechnologyADR (Computers)	2,850	34,542
Semtech Corp.* (Semiconductors)	285	3,979
Silicon Laboratories, Inc.* (Semiconductors)	285	8,750
Skyworks Solutions, Inc.* (Semiconductors)	855	7,148
Solera Holdings, Inc.* (Software)	285	8,185
SRA International, Inc. - Class A* (Computers)	285	6,450
Sun Microsystems, Inc.* (Computers)	4,560	34,656
SunPower Corp. - Class B* (Electrical Components & Equipment)	234	16,158
Sybase, Inc.* (Software)	570	17,453
Symantec Corp.* (Internet)	5,130	100,445
Synopsys, Inc.* (Computers)	855	17,057
Tech Data Corp.* (Distribution/Wholesale)	285	8,507
Tellabs, Inc.* (Telecommunications)	2,280	9,257
Teradata Corp.* (Computers)	1,140	22,230
Teradyne, Inc.* (Semiconductors)	1,140	8,903
Texas Instruments, Inc. (Semiconductors)	7,980	171,570
Tibco Software, Inc.* (Internet)	1,140	8,345
Unisys Corp.* (Computers)	1,995	5,486
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	570	14,318
VeriFone Holdings, Inc.* (Software)	285	4,714
VeriSign, Inc.* (Internet)	1,140	29,731
VMware, Inc. - Class A* (Software)	285	7,592
Websense, Inc.* (Internet)	285	6,370
Western Digital Corp.* (Computers)	1,425	30,381
Xerox Corp. (Office/Business Equipment)	5,415	62,435
Xilinx, Inc. (Semiconductors)	1,710	40,100
Yahoo!, Inc.* (Internet)	7,695	133,123

TOTAL COMMON STOCKS
(Cost $5,485,858)		9,861,500

TOTAL INVESTMENT SECURITIES
(Cost $5,485,858)—98.2%		9,861,500
Net other assets (liabilities)—1.8%		182,987

NET ASSETS—100.0%		$10,044,487

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Commercial Services	0.4%
Computers	29.3%
Distribution/Wholesale	0.2%
Electrical Components & Equipment	0.2%
Energy - Alternate Sources	0.5%
Entertainment	0.1%
Internet	8.8%
Machinery - Diversified	0.1%
Office/Business Equipment	1.0%
Semiconductors	16.0%
Software	22.9%
Telecommunications	18.7%
Other**	1.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (69.6%)
AT&T, Inc. (Telecommunications)	57,720	$1,611,542
CenturyTel, Inc. (Telecommunications)	2,124	77,845
Cincinnati Bell, Inc.* (Telecommunications)	4,956	15,314
Embarq Corp. (Telecommunications)	2,832	114,838
Frontier Communications Corp. (Telecommunications)	6,608	75,992
Leap Wireless International, Inc.* (Telecommunications)	944	35,966
Leucadia National Corp. (Holding Companies - Diversified)	3,540	160,858
Level 3 Communications, Inc.* (Telecommunications)	31,860	86,022
MetroPCS Communications, Inc.* (Telecommunications)	3,776	52,826
NII Holdings, Inc. - Class B* (Telecommunications)	3,304	125,288
Qwest Communications International, Inc. (Telecommunications)	29,028	93,760
RCN Corp.* (Telecommunications)	708	8,680
Sprint Nextel Corp. (Telecommunications)	51,348	313,223
TeleCorp PCS, Inc. - Class A*(a) (Telecommunications)	952	0
Telephone & Data Systems, Inc. (Telecommunications)	1,180	42,185
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	944	33,890
tw telecom, Inc.* (Telecommunications)	3,068	31,876
US Cellular Corp.* (Telecommunications)	236	11,073
Verizon Communications, Inc. (Telecommunications)	51,900	1,665,471
Virgin Media, Inc. (Telecommunications)	6,136	48,474
Windstream Corp. (Telecommunications)	8,968	98,110

TOTAL COMMON STOCKS
(Cost $3,802,553)		4,703,233

TOTAL INVESTMENT SECURITIES
(Cost $3,802,553)—69.6%		4,703,233
Net other assets (liabilities)—30.4%		2,050,312

NET ASSETS—100.0%		$6,753,545

*	Non-income producing security
(a)	Escrowed security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 10/23/08	$2,099,370	$(630)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Holding Companies - Diversified	2.4%
Telecommunications	67.2%
Other**	30.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	September 30, 2008
(unaudited)

	Shares	Value

Common Stocks (101.8%)
AGL Resources, Inc. (Gas)	6,150	$192,987
Allegheny Energy, Inc. (Electric)	13,530	497,498
ALLETE, Inc. (Electric)	2,050	91,225
Alliant Energy Corp. (Electric)	9,020	290,534
Ameren Corp. (Electric)	17,220	672,097
American Electric Power, Inc. (Electric)	32,800	1,216,224
Aqua America, Inc. (Water)	11,070	196,825
Atmos Energy Corp. (Gas)	7,380	196,456
Avista Corp. (Electric)	4,100	89,011
Black Hills Corp. (Electric)	3,280	101,910
Calpine Corp.* (Electric)	29,110	378,430
CenterPoint Energy, Inc. (Electric)	24,600	358,422
Cleco Corp. (Electric)	4,920	124,230
CMS Energy Corp. (Electric)	18,450	230,072
Consolidated Edison, Inc. (Electric)	22,140	951,134
Constellation Energy Group, Inc. (Electric)	14,350	348,705
Covanta Holding Corp.* (Energy - Alternate Sources)	9,840	235,570
Dominion Resources, Inc. (Electric)	47,150	2,017,077
DPL, Inc. (Electric)	9,430	233,864
DTE Energy Co. (Electric)	13,530	540,523
Duke Energy Corp. (Electric)	102,500	1,786,575
Dynegy, Inc. - Class A* (Electric)	40,590	145,312
Edison International (Electric)	24,600	981,540
El Paso Electric Co.* (Electric)	3,690	77,490
Energen Corp. (Gas)	5,330	241,342
Entergy Corp. (Electric)	15,580	1,386,776
Equitable Resources, Inc. (Pipelines)	10,660	391,009
Exelon Corp. (Electric)	54,120	3,388,994
FirstEnergy Corp. (Electric)	25,010	1,675,420
FPL Group, Inc. (Electric)	30,750	1,546,725
Great Plains Energy, Inc. (Electric)	9,840	218,645
Hawaiian Electric Industries, Inc. (Electric)	6,970	202,897
IDACORP, Inc. (Electric)	3,690	107,342
Integrys Energy Group, Inc. (Electric)	6,150	307,131
ITC Holdings Corp. (Electric)	4,100	212,257
Mirant Corp.* (Electric)	15,170	277,459
National Fuel Gas Co. (Pipelines)	5,740	242,113
New Jersey Resources Corp. (Gas)	3,280	117,719
Nicor, Inc. (Gas)	3,690	163,652
NiSource, Inc. (Electric)	22,550	332,838
Northeast Utilities System (Electric)	12,710	326,012
Northwest Natural Gas Co. (Gas)	2,050	106,600
NorthWestern Corp. (Electric)	3,280	82,426
NRG Energy, Inc.* (Electric)	19,270	476,932
NSTAR (Electric)	8,610	288,435
ONEOK, Inc. (Gas)	7,790	267,976
Pepco Holdings, Inc. (Electric)	16,400	375,724
PG&E Corp. (Electric)	29,110	1,090,169
Piedmont Natural Gas Co., Inc. (Gas)	5,740	183,450
Pinnacle West Capital Corp. (Electric)	8,200	282,162
PNM Resources, Inc. (Electric)	6,560	67,174
Portland General Electric Co. (Electric)	4,920	116,407
PPL Corp. (Electric)	30,340	1,123,187
Progress Energy, Inc. (Electric)	21,320	919,532
Public Service Enterprise Group, Inc. (Electric)	41,410	1,357,834
Puget Energy, Inc. (Electric)	9,430	251,781
Questar Corp. (Pipelines)	13,940	570,425
Reliant Resources, Inc.* (Electric)	28,290	207,932
SCANA Corp. (Electric)	8,610	335,187
Sempra Energy (Gas)	18,860	951,864
Sierra Pacific Resources (Electric)	19,270	184,607
Southern Co. (Electric)	62,730	2,364,294
Southern Union Co. (Gas)	8,610	177,797
Southwest Gas Corp. (Gas)	3,690	111,659
Spectra Energy Corp. (Pipelines)	50,430	1,200,234
TECO Energy, Inc. (Electric)	16,400	257,972
The AES Corp.* (Electric)	54,530	637,456
The Williams Cos., Inc. (Pipelines)	47,150	1,115,097
UGI Corp. (Gas)	8,610	221,966
Unisource Energy Corp. (Electric)	2,870	83,775
Vectren Corp. (Gas)	6,560	182,696
Westar Energy, Inc. (Electric)	8,610	198,374
WGL Holdings, Inc. (Gas)	4,100	133,045
Wisconsin Energy Corp. (Electric)	9,430	423,407
Xcel Energy, Inc. (Electric)	34,850	696,651

TOTAL COMMON STOCKS
(Cost $27,492,149)		40,136,269

TOTAL INVESTMENT SECURITIES
(Cost $27,492,149)—101.8%		40,136,269
Net other assets (liabilities)—(1.8)%		(720,308)

NET ASSETS—100.0%		$39,415,961

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of September 30, 2008:

Electric	83.5%
Energy - Alternate Sources	0.6%
Gas	8.4%
Pipelines	8.8%
Water	0.5%
Other**	(1.8)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	September 30, 2008
(unaudited)

	Principal
	Amount	Value

U.S. Treasury Obligations (45.5%)
U.S. Treasury Bonds, 4.50%, 11/15/38	$35,300,000	$36,364,516

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,477,940)		36,364,516

Repurchase Agreements (52.4%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $8,383,265 (Collateralized by $7,797,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $8,551,560)	8,383,000	8,383,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $8,383,331 (Collateralized by $8,538,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $8,552,146)	8,383,000	8,383,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $8,383,265 (Collateralized by $8,576,000 of various U.S. Government Agency Obligations, 1.49%‡-5.20%, 10/15/08-9/18/18, market value $8,551,516)	8,383,000	8,383,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $8,380,210 (Collateralized by $8,782,000 of various U.S. Government Agency Obligations, 2.70%‡-3.53%‡, 12/10/08-8/17/09, market value $8,548,376)	8,380,000	8,380,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $8,383,175 (Collateralized by $8,585,000 of various U.S. Government Agency Obligations, 2.60%‡-3.38%, 3/31/09-3/5/10, market value $8,551,764)	8,383,000	8,383,000

TOTAL REPURCHASE AGREEMENTS
(Cost $41,912,000)		41,912,000

TOTAL INVESTMENT SECURITIES
(Cost $78,389,940)—97.9%		78,276,516
Net other assets (liabilities)—2.1%		1,653,953

NET ASSETS—100.0%		$79,930,469

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 12/19/08 (Underlying notional amount at value $3,159,000)	27	$(7,685)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 2/15/38) terminating on 10/23/08	$62,530,484	$(1,598,688)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (105.4%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $11,600,367 (Collateralized by $10,789,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $11,833,113)	$11,600,000	$11,600,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $11,600,458 (Collateralized by $11,813,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $11,832,572)	11,600,000	11,600,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $11,600,367 (Collateralized by $11,758,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 7/15/11-9/18/18, market value $11,833,097)	11,600,000	11,600,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $11,600,290 (Collateralized by $12,152,000 of various U.S. Government Agency Obligations, 2.70%‡-3.53%‡, 12/10/08-8/17/09, market value $11,833,078)	11,600,000	11,600,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $11,600,242 (Collateralized by $11,765,000 of various U.S. Government Agency Obligations, 2.60%‡-3.38%, 3/31/09-3/5/10, market value $11,832,770)	11,600,000	11,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $58,000,000)		58,000,000

	Contracts

Options Purchased(NM)
30-Year U.S. Treasury Bond Call Option 155 expiring December 2008	150	1,339

TOTAL OPTIONS PURCHASED
(Cost $4,961)		1,339

TOTAL INVESTMENT SECURITIES
(Cost $58,004,961)—105.4%		58,001,339
Net other assets (liabilities)—(5.4)%		(2,946,963)

NET ASSETS—100.0%		$55,054,376

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 1/7/09 (Underlying notional amount at value $4,329,000)	37	$45,536

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 2/15/38) terminating on 10/23/08	$(66,239,047)	$(1,277,128)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (101.1%)
Bank of America, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $593,019 (Collateralized by $553,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $606,517)	$593,000	$593,000
Deutsche Bank, 1.42%, 10/1/08+, dated 9/30/08, with a repurchase price of $593,023 (Collateralized by $605,000 of various U.S. Treasury Securities, 3.25%-3.38%, 12/31/09-3/5/10, market value $606,284)	593,000	593,000
HSBC, 1.14%, 10/1/08+, dated 9/30/08, with a repurchase price of $593,019 (Collateralized by $593,000 of various U.S. Treasury Securities, 3.25%-5.25%, 9/11/09-10/18/16, market value $607,227)	593,000	593,000
UBS, 0.90%, 10/1/08+, dated 9/30/08, with a repurchase price of $422,011 (Collateralized by $426,000 of various U.S. Government Agency Obligations, 2.70%‡-5.13%, 12/10/08-10/18/16, market value $431,017)	422,000	422,000
UMB, 0.75%, 10/1/08+, dated 9/30/08, with a repurchase price of $593,012 (Collateralized by $734,000 Federal Home Loan Bank, 2.60%‡, 3/31/09, market value $721,012)	593,000	593,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,794,000)		2,794,000

TOTAL INVESTMENT SECURITIES
(Cost $2,794,000)—101.1%		2,794,000
Net other assets (liabilities)—(1.1)%		(30,105)

NET ASSETS—100.0%		$2,763,895

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default.
‡	Represents the effective yield or interest rate in effect at September 30, 2008.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 12/17/08 (Underlying notional amount at value $317,660)	4	$99
At September 30, 2008, the ProFund VP Falling U.S. Dollar’s forward currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Long
British Sterling Pound vs. U.S. Dollar	10/3/08	161,938	$300,214	$287,921	$(12,293)
Canadian Dollar vs. U.S. Dollar	10/3/08	233,917	226,592	219,892	(6,700)
Euro vs. U.S. Dollar	10/3/08	995,788	1,463,826	1,402,112	(61,714)
Japanese Yen vs. U.S. Dollar	10/3/08	36,243,765	341,919	341,013	(906)
Swedish Krona vs. U.S. Dollar	10/3/08	694,548	105,553	100,360	(5,193)
Swiss Franc vs. U.S. Dollar	10/3/08	100,151	92,487	89,145	(3,342)

Total Long Contracts			$2,530,591	$2,440,443	$(90,147)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	September 30, 2008
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (99.7%)
Bank of America, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $56,286,782 (Collateralized by $52,345,000 Federal Home Loan Mortgage Corp., 5.13%, 10/18/16, market value $57,410,724)	$56,285,000	$56,285,000
Deutsche Bank, 1.42%, 10/1/08, dated 9/30/08, with a repurchase price of $56,287,220 (Collateralized by $57,316,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $57,410,963)	56,285,000	56,285,000
HSBC, 1.14%, 10/1/08, dated 9/30/08, with a repurchase price of $56,286,782 (Collateralized by $57,439,000 Federal Home Loan Mortgage Corp., 2.93%‡, 10/6/08, market value $57,411,405)	56,285,000	56,285,000
UBS, 0.90%, 10/1/08, dated 9/30/08, with a repurchase price of $56,285,407 (Collateralized by $58,523,000 Federal Home Loan Mortgage Corp., 3.55%‡, 4/17/09, market value $57,410,124)	56,284,000	56,284,000
UMB, 0.75%, 10/1/08, dated 9/30/08, with a repurchase price of $56,286,173 (Collateralized by $56,809,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $57,411,607)	56,285,000	56,285,000

TOTAL REPURCHASE AGREEMENTS
(Cost $281,424,000)		281,424,000

TOTAL INVESTMENT SECURITIES
(Cost $281,424,000)—99.7%		281,424,000
Net other assets (liabilities)—0.3%		783,616

NET ASSETS—100.0%		$282,207,616

‡	Represents the effective yield or interest rate in effect at September 30, 2008.

See accompanying notes to the Schedules of Portfolio Investments.

Money Market ProFund

Schedule of Portfolio Investments
September 30, 2008
(unaudited)

Value

Mutual Funds (103.5%)
Cash Management Portfolio	$677,311,340

TOTAL MUTUAL FUNDS	677,311,340

TOTAL INVESTMENTS (Cost $677,311,340)—103.5%	677,311,340
Net other assets (liabilities)—(3.5)%	(23,155,320)

NET ASSETS—100.0%	$654,156,020

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments
September 30, 2008
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP NASDAQ-100, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, ProFund VP UltraShort NASDAQ-100, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Falling U.S. Dollar, ProFund VP Money Market and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the ProFund VP Money Market and Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The Money Market ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The Money Market ProFund is a feeder fund in a Master-Feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Asset Management, Inc. and has the same investment objective as the Money Market ProFund. The percentage of the Portfolio’s interests owned by the Money Market ProFund as of September 30, 2008 was approximately 3.0%. The Portfolio’s schedule of portfolio investments is included in this Form and should be read in conjunction with the Money Market ProFund’s schedule of portfolio investments.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Effective January 1, 2008, the ProFunds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
September 30, 2008
(unaudited)

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. The Money Market ProFund records its investment in the Portfolio at fair value.

For the non-money market ProFunds, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds (excluding Money Market ProFund) will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
September 30, 2008
(unaudited)

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of September 30, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each non-money market ProFund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund’s records as collateral for such when-issued securities. As of September 30, 2008 the Funds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of September 30, 2008 are exchange traded.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
September 30, 2008
(unaudited)

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of September 30, 2008, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
September 30, 2008
(unaudited)

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the total return, the ProFund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize the credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawl of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
September 30, 2008
(unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of September 30, 2008 for each ProFund based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

		Other			Other	Investment Securities,	Other
	Investment	Financial		Repurchase	Financial	including Repurchase	Financial
	Securities	Instruments*	Investment Securities	Agreements	Instruments*	Agreements	Instruments*

ProFund VP Bull	$64,215,362	$(734,322)	$-	$6,411,000	$-	$70,626,362	$(734,322)
ProFund VP Mid-Cap	-	(35,669)	-	2,371,000	68,674	2,371,000	33,005
ProFund VP Small-Cap	2,694,193	(7,433)	53,657	2,218,000	67,680	4,965,850	60,247
ProFund VP Dow 30	-	-	-	208,000	9,451	208,000	9,451
ProFund VP NASDAQ-100	37,327,581	(11,444)	-	330,000	-	37,657,581	(11,444)
ProFund VP Large-Cap Value	28,851,667	-	-	-	-	28,851,667	-
ProFund VP Large-Cap Growth	41,953,582	-	-	-	-	41,953,582	-
ProFund VP Mid-Cap Value	41,544,050	-	-	-	-	41,544,050	-
ProFund VP Mid-Cap Growth	37,988,579	-	-	-	-	37,988,579	-
ProFund VP Small-Cap Value	55,523,199	-	-	-	-	55,523,199	-
ProFund VP Small-Cap Growth	47,281,774	-	-	-	-	47,281,774	-
ProFund VP Asia 30	63,628,936	(10,353)	-	-	-	63,628,936	(10,353)
ProFund VP Europe 30	45,885,222	(18,142)	-	124,000	-	46,009,222	(18,142)
ProFund VP International	-	(10,312)	-	1,422,000	70,388	1,422,000	60,076
ProFund VP Emerging Markets	-	-	-	3,855,000	364,851	3,855,000	364,851
ProFund VP Japan	-	(701,063)	574	9,544,000	-	9,544,574	(701,063)
ProFund VP UltraBull	16,998,564	(774,574)	-	4,555,000	760,566	21,553,564	(14,008)
ProFund VP UltraMid-Cap	15,739,416	(1,135,228)	-	2,630,000	717,310	18,369,416	(417,918)
ProFund VP UltraSmall-Cap	14,481,283	(276,839)	12,215	11,827,000	866,749	26,320,498	589,910
ProFund VP UltraNASDAQ-100	29,514,107	(25,349)	-	7,439,000	2,484,375	36,953,107	2,459,026
ProFund VP Bear	-	2,847,648	1,737	67,866,000	(2,060,694)	67,867,737	786,954
ProFund VP Short Mid-Cap	-	226,411	-	4,554,000	(123,833)	4,554,000	102,578
ProFund VP Short Small-Cap	-	362,970	650	11,663,000	(128,307)	11,663,650	234,663
ProFund VP Short Dow 30	-	1,720	27	270,000	(8,968)	270,027	(7,248)
ProFund VP Short NASDAQ-100	-	723,710	385	20,623,000	(814,749)	20,623,385	(91,039)
ProFund VP Short International	-	12,032	-	3,517,000	(175,829)	3,517,000	(163,797)
ProFund VP Short Emerging Markets	-	-	-	3,696,000	(318,772)	3,696,000	(318,772)
ProFund VP UltraShort Dow 30	-	(2,115)	110	274,000	(25,022)	274,110	(27,137)
ProFund VP UltraShort NASDAQ-100	-	44,857	28	337,000	(15,289)	337,028	29,568
ProFund VP Banks	13,426,417	-	-	-	(630)	13,426,417	(630)
ProFund VP Basic Materials	44,020,106	-	-	-	-	44,020,106	-
ProFund VP Biotechnology	23,300,564	-	-	-	(1,260)	23,300,564	(1,260)
ProFund VP Consumer Goods	22,232,897	-	-	-	-	22,232,897	-
ProFund VP Consumer Services	2,541,390	-	-	-	-	2,541,390	-
ProFund VP Financials	23,437,224	-	-	-	-	23,437,224	-
ProFund VP Health Care	33,003,472	-	-	-	-	33,003,472	-
ProFund VP Industrials	11,417,537	-	-	-	-	11,417,537	-
ProFund VP Internet	4,005,125	-	-	-	-	4,005,125	-
ProFund VP Oil & Gas	88,848,838	-	-	-	-	88,848,838	-
ProFund VP Pharmaceuticals	8,827,883	-	-	-	(570)	8,827,883	(570)
ProFund VP Precious Metals	-	-	-	112,391,000	(10,657,064)	112,391,000	(10,657,064)
ProFund VP Real Estate	25,721,556	-	-	-	-	25,721,556	-
ProFund VP Semiconductor	1,959,345	-	-	15,000	(90)	1,974,345	(90)
ProFund VP Technology	9,861,500	-	-	-	-	9,861,500	-
ProFund VP Telecommunications	4,703,233	-	-	-	(630)	4,703,233	(630)
ProFund VP Utilities	40,136,269	-	-	-	-	40,136,269	-
ProFund VP U.S. Government Plus	36,364,516	(7,685)	-	41,912,000	(1,598,688)	78,276,516	(1,606,373)
ProFund VP Rising Rates Opportunity	-	45,536	1,339	58,000,000	(1,277,128)	58,001,339	(1,231,592)
ProFund VP Falling U.S. Dollar	-	99	-	2,794,000	(90,147)	2,794,000	(90,048)
ProFund VP Money Market	-	-	-	281,424,000	-	281,424,000	-
Money Market ProFund	-	-	677,311,340	-	-	677,311,340	-
*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the Sector ProFunds VP, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each non-money market ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the non-money market ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a difference in the performance relative to the index performance times the stated fund multiple.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
September 30, 2008
(unaudited)

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the non-money market ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

5.	Federal Income Tax Information

At September 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$60,295,094	$12,572,210	$(2,240,942)	$10,331,268
ProFund VP Mid-Cap	2,371,000	-	-	-
ProFund VP Small-Cap	5,090,862	-	(125,012)	(125,012)
ProFund VP Dow 30	208,000	-	-	-
ProFund VP NASDAQ-100	35,074,910	2,976,780	(394,109)	2,582,671
ProFund VP Large-Cap Value	35,697,353	-	(6,845,686)	(6,845,686)
ProFund VP Large-Cap Growth	43,983,346	168,848	(2,198,612)	(2,029,764)
ProFund VP Mid-Cap Value	46,279,742	-	(4,735,692)	(4,735,692)
ProFund VP Mid-Cap Growth	42,365,247	-	(4,376,668)	(4,376,668)
ProFund VP Small-Cap Value	58,545,585	-	(3,022,386)	(3,022,386)
ProFund VP Small-Cap Growth	49,900,623	-	(2,618,849)	(2,618,849)
ProFund VP Asia 30	51,487,098	18,012,199	(5,870,361)	12,141,838
ProFund VP Europe 30	45,025,976	4,143,211	(3,159,965)	983,246
ProFund VP International	1,422,000	-	-	-
ProFund VP Emerging Markets	3,855,000	-	-	-
ProFund VP Japan	9,545,450	-	(876)	(876)
ProFund VP UltraBull	22,174,696	-	(621,132)	(621,132)
ProFund VP UltraMid-Cap	19,759,518	-	(1,390,102)	(1,390,102)
ProFund VP UltraSmall-Cap	26,576,006	466,415	(721,923)	(255,508)
ProFund VP UltraNASDAQ-100	49,661,719	-	(12,708,612)	(12,708,612)
ProFund VP Bear	67,868,723	-	(986)	(986)
ProFund VP Short Mid-Cap	4,554,000	-	-	-
ProFund VP Short Small-Cap	11,664,088	-	(438)	(438)
ProFund VP Short Dow 30	270,075	-	(48)	(48)
ProFund VP Short NASDAQ-100	20,623,812	-	(427)	(427)
ProFund VP Short International	3,517,000	-	-	-
ProFund VP Short Emerging Markets	3,696,000	-	-	-
ProFund VP UltraShort Dow 30	274,300	-	(190)	(190)
ProFund VP UltraShort NASDAQ-100	337,056	-	(28)	(28)
ProFund VP Banks	16,802,330	-	(3,375,913)	(3,375,913)
ProFund VP Basic Materials	50,331,094	-	(6,310,988)	(6,310,988)
ProFund VP Biotechnology	21,999,584	1,807,116	(506,136)	1,300,980
ProFund VP Consumer Goods	21,598,118	767,267	(132,488)	634,779
ProFund VP Consumer Services	2,526,738	71,501	(56,849)	14,652
ProFund VP Financials	29,395,270	-	(5,958,046)	(5,958,046)
ProFund VP Health Care	30,820,037	2,642,436	(459,001)	2,183,435
ProFund VP Industrials	12,561,363	-	(1,143,826)	(1,143,826)
ProFund VP Internet	3,159,428	1,079,334	(233,637)	845,697
ProFund VP Oil & Gas	46,890,217	42,443,662	(485,041)	41,958,621
ProFund VP Pharmaceuticals	10,491,263	-	(1,663,380)	(1,663,380)
ProFund VP Precious Metals	112,391,000	-	-	-
ProFund VP Real Estate	21,356,217	4,628,868	(263,529)	4,365,339
ProFund VP Semiconductor	2,205,771	-	(231,426)	(231,426)
ProFund VP Technology	9,605,329	342,798	(86,627)	256,171
ProFund VP Telecommunications	6,687,624	-	(1,984,391)	(1,984,391)
ProFund VP Utilities	31,256,711	10,059,839	(1,180,281)	8,879,558
ProFund VP U.S. Government Plus	78,994,580	271,963	(990,027)	(718,064)
ProFund VP Rising Rates Opportunity	58,004,961	-	(3,622)	(3,622)
ProFund VP Falling U.S. Dollar	2,794,000	-	-	-
ProFund VP Money Market	281,424,000	-	-	-
Money Market ProFund	677,311,340	-	-	-

The following Investment Portfolio of the Cash Management Portfolio should be read in conjunction with the Money Market ProFund’s Schedule of Portfolio Investments.

Investment Portfolio	as of September 30, 2008 (Unaudited)

Cash Management Portfolio

	Principal
	Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 28.4%

Banco Bilbao Vizcaya Argentaria SA:
2.775%, 11/14/2008	97,700,000	97,702,964
2.795%, 12/4/2008	110,000,000	110,006,550
3.09%, 3/9/2009	120,000,000	120,002,609
Banco Santander SA:
2.67%, 10/3/2008	61,200,000	61,199,756
2.89%, 11/10/2008	100,000,000	100,003,251
3.0%, 12/9/2008	50,000,000	50,000,000
Bank of Scotland PLC:
4.5%, 11/19/2008	120,000,000	120,000,000
4.93%, 10/9/2008	155,000,000	155,000,000
Bank of The West, 2.815%, 10/8/2008	300,000,000	300,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.69%, 10/24/2008	100,000,000	100,000,000
2.84%, 11/18/2008	130,000,000	130,000,000
2.85%, 10/8/2008	300,000,000	300,000,000
Barclays Bank PLC:
3.0%, 12/2/2008	247,650,000	247,650,000
3.15%, 12/8/2008	70,750,000	70,750,000
3.17%, 2/19/2009	200,000,000	200,000,000
3.18%, 3/3/2009	75,000,000	75,000,000
BNP Paribas:
2.85%, 12/31/2008	140,000,000	140,003,430
3.08%, 3/5/2009	50,000,000	50,000,000
Calyon:
3.0%, 10/22/2008	85,350,000	85,350,000
3.02%, 10/23/2008	200,000,000	200,000,000
3.05%, 2/5/2009	10,000,000	9,996,173
3.13%, 1/12/2009	2,500,000	2,500,189
3.14%, 3/5/2009	150,000,000	150,000,000
Canadian Imperial Bank of Commerce:
2.83%, 11/10/2008	127,500,000	127,500,000
2.89%, 10/9/2008	57,000,000	57,000,000
Credit Agricole SA, 2.9%, 12/1/2008	77,000,000	77,000,000
Credit Industriel et Commercial:
2.97%, 11/14/2008	31,000,000	31,000,188
3.045%, 10/14/2008	125,500,000	125,500,225
Dexia Credit Local, 2.84%, 11/14/2008	200,000,000	200,000,000
DNB NOR Bank ASA, 3.07%, 3/9/2009	212,600,000	212,600,000
Fortis Bank SA, 3.0%, 10/22/2008	150,000,000	150,000,000
Intesa Sanpaolo SpA:
2.81%, 11/14/2008	67,000,000	67,000,812
3.02%, 12/29/2008	224,000,000	224,000,000
Landesbank Hessen-Thueringen Girozentrale, 2.9%, 10/9/2008	200,000,000	200,000,000
Lloyds TSB Bank PLC:
2.61%, 10/20/2008	100,000,000	100,000,000
2.62%, 10/8/2008	162,000,000	162,000,000
2.62%, 10/10/2008	138,300,000	138,300,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	91,500,000	91,500,000
Mizuho Corporate Bank Ltd.:
2.67%, 10/14/2008	57,100,000	57,100,000
2.7%, 10/21/2008	50,000,000	50,000,000

1 |

2.82%, 10/16/2008	150,000,000	150,000,000
2.82%, 10/20/2008	146,000,000	146,000,000
2.82%, 10/21/2008	75,000,000	75,000,000
Norinchukin Bank:
2.65%, 10/14/2008	210,000,000	210,000,000
2.8%, 11/21/2008	50,000,000	49,999,816
Rabobank Nederland NV:
2.7%, 11/13/2008	270,850,000	270,850,000
2.75%, 11/7/2008	95,000,000	95,004,708
3.0%, 2/26/2009	127,750,000	127,750,000
Skandinaviska Enskilda Banken AB:
2.805%, 11/19/2008	65,000,000	65,000,439
2.81%, 12/12/2008	75,000,000	75,001,490
Societe Generale, 2.89%, 10/9/2008	175,000,000	175,000,000
Toronto-Dominion Bank, 2.65%, 10/6/2008	7,000,000	6,999,995
Wells Fargo Bank NA, 2.64%, 10/27/2008	6,000,000	5,999,999

Total Certificates of Deposit and Bank Notes (Cost $6,398,272,594)		6,398,272,594

Commercial Paper 23.2%

Issued at Discount** 22.9%
Abbey National North America LLC, 2.6%, 10/22/2008	66,000,000	65,899,900
Alcon Capital Corp.:
2.25%, 1/21/2009	100,000,000	99,300,000
2.49%, 12/17/2008	100,000,000	99,467,417
2.5%, 5/8/2009	50,000,000	49,239,583
Alpine Securitization:
2.48%, 10/2/2008	5,000,000	4,999,656
2.6%, 10/2/2008	80,000,000	79,994,222
ASB Finance Ltd., 3.1%, 3/6/2009	100,000,000	98,656,667
AT&T, Inc.:
2.22%, 10/20/2008	25,000,000	24,970,708
2.24%, 11/13/2008	150,000,000	149,598,667
2.25%, 10/20/2008	100,000,000	99,881,250
Caisse Nationale des Caisses d’Epargne et de Prevoyance:
2.96%, 12/18/2008	68,900,000	68,458,121
2.96%, 12/23/2008	80,000,000	79,454,044
Danske Corp.:
2.51%, 10/6/2008	200,000,000	199,930,278
2.73%, 12/12/2008	44,000,000	43,759,760
2.74%, 12/5/2008	200,000,000	199,010,556
General Electric Capital Corp.:
2.22%, 10/9/2008	12,600,000	12,593,784
2.53%, 10/1/2008	300,000,000	300,000,000
2.7%, 12/15/2008	61,500,000	61,154,062
2.84%, 2/4/2009	300,000,000	297,018,000
2.84%, 2/6/2009	225,000,000	222,728,000
Greenwich Capital Holdings, Inc., 2.85%, 10/6/2008	120,000,000	119,952,500
Giro Balanced Funding Corp., 2.745%, 10/1/2008	115,000,000	115,000,000
ING (US) Funding LLC, 2.695%, 10/21/2008	1,600,000	1,597,604
Johnson & Johnson:
2.05%, 4/28/2009	80,000,000	79,047,889
2.09%, 10/23/2008	19,500,000	19,475,094
2.1%, 10/14/2008	4,000,000	3,996,967
2.2%, 1/29/2009	100,000,000	99,266,667
2.25%, 1/20/2009	100,000,000	99,306,250
2.25%, 1/23/2009	100,000,000	99,287,500
KBC Financial Products International Ltd., 2.85%, 11/3/2008	75,000,000	74,804,062
Kitty Hawk Funding Corp., 2.85%, 10/2/2008	26,881,000	26,878,872
Kreditanstalt fuer Wiederaufbau, 2.12%, 10/6/2008	3,084,000	3,083,092

| 2

Market Street Funding LLC, 2.64%, 10/1/2008	87,000,000	87,000,000
Nestle Capital Corp:
2.3%, 3/19/2009	75,000,000	74,190,208
2.5%, 5/5/2009	50,000,000	49,250,000
Pfizer, Inc., 2.52%, 3/2/2009	50,000,000	49,468,000
Procter & Gamble International Funding SCA:
2.15%, 11/12/2008	50,000,000	49,874,583
2.19%, 10/24/2008	98,000,000	97,862,882
2.23%, 1/29/2009	30,000,000	29,777,000
2.23%, 2/6/2009	80,000,000	79,365,689
2.23%, 2/12/2009	60,000,000	59,501,967
2.23%, 2/20/2009	100,000,000	99,120,389
2.23%, 2/26/2009	10,000,000	9,908,322
2.25%, 10/10/2008	35,000,000	34,980,312
Royal Bank of Scotland Group PLC, 2.955%, 10/21/2008	200,000,000	199,671,667
Salisbury Receivables Co., LLC, 2.52%, 10/3/2008	20,000,000	19,997,200
Sheffield Receivables Corp., 2.45%, 10/1/2008	14,405,000	14,405,000
Societe Generale North America, Inc.:
2.81%, 10/16/2008	71,000,000	70,916,871
2.87%, 12/22/2008	96,000,000	95,372,427
2.935%, 12/22/2008	43,500,000	43,209,190
3.15%, 10/22/2008	300,000,000	299,448,750
Suncorp-Metway Ltd., 3.02%, 11/3/2008	79,000,000	78,781,302
Swedbank AB:
2.99%, 11/3/2008	40,000,000	39,890,367
3.0%, 11/4/2008	120,000,000	119,660,000
3.0%, 11/10/2008	33,200,000	33,089,333
Toronto Dominion Holdings (USA), Inc., 2.54%, 10/17/2008	1,524,000	1,522,280
Toyota Motor Credit Corp.:
2.53%, 10/14/2008	130,000,000	129,881,230
2.88%, 12/30/2008	72,000,000	71,481,600
United Parcel Service, Inc., 3.25%, 12/17/2008	17,900,000	17,775,570
Victory Receivables Corp., 2.6%, 10/3/2008	31,400,000	31,395,464
Westpac Banking Corp.:
2.71%, 11/10/2008	40,000,000	39,879,556
2.72%, 11/13/2008	140,000,000	139,545,156

		5,164,033,487
Issued at Par 0.3%
CHI Catholic Health Initiatives, 2.65%, 12/31/2008	55,063,000	55,063,000

Total Commercial Paper (Cost $5,219,096,487)		5,219,096,487

Government & Agency Obligations 4.9%

US Government Sponsored Agencies 0.8%
Federal Home Loan Bank:
Zero Coupon, 10/1/2008	17,977,000	17,977,000
0.087%**, 10/7/2008	90,000,000	89,998,500
0.429%**, 10/9/2008	904,000	903,849
2.61%, 6/3/2009	30,000,000	30,000,000
Federal Home Loan Mortgage Corp., 5.0%, 1/16/2009	40,000,000	40,256,526

		179,135,875
US Treasury Obligations 4.1%
US Treasury Bills:
1.45%**, 8/27/2009	250,000,000	246,677,083
1.69%**, 1/8/2009	200,000,000	199,070,500
1.76%**, 9/24/2009	475,000,000	466,686,445

		912,434,028

Total Government & Agency Obligations (Cost $1,091,569,903)		1,091,569,903

3 |

Short Term Notes* 17.3%

Abbey National Treasury Services PLC:
2.727%, 2/13/2009	50,000,000	50,000,000
2.733%, 10/2/2008	87,000,000	86,999,837
3.01%, 2/20/2009	187,250,000	187,250,000
3.596%, 4/24/2009	125,500,000	125,500,000
American Honda Finance Corp., 144A, 3.341%, 3/25/2009	100,000,000	100,000,000
ANZ National (International) Ltd., 3.036%, 7/10/2009	96,000,000	96,000,000
Australia & New Zealand Banking Group Ltd., 3.02%, 7/2/2009	199,350,000	199,346,143
Bank of America NA, 2.987%, 7/6/2009	195,000,000	195,000,000
Bank of Scotland PLC, 3.008%, 6/5/2009	123,250,000	123,250,000
Banque Federative du Credit Mutuel, 2.959%, 8/27/2010	217,000,000	217,000,000
Barclays Bank PLC, 4.208%, 2/27/2009	30,000,000	30,000,000
BNP Paribas, 3.013%, 5/13/2009	84,100,000	84,100,000
Commonwealth Bank of Australia, 2.816%, 12/18/2008	72,000,000	71,996,002
Credit Agricole SA, 144A, 3.433%, 7/22/2009	296,500,000	296,500,000
General Electric Capital Corp., 3.216%, 9/24/2009	135,000,000	135,000,000
ING Bank NV, 3.726%, 3/26/2009	84,000,000	84,000,000
Intesa Sanpaolo SpA, 2.987%, 5/13/2009	125,000,000	125,000,000
KBC Bank NV, 2.838%, 12/16/2008	75,000,000	75,000,000
Metropolitan Life Global Funding I:
144A, 3.041%, 5/11/2009	66,500,000	66,500,000
3.163%, 4/13/2009	35,000,000	35,000,000
National Australia Bank Ltd.:
3.001%, 4/7/2009	125,750,000	125,750,000
3.008%, 2/19/2009	179,750,000	179,750,000
Natixis, 3.065%, 4/6/2009	268,500,000	268,500,000
Procter & Gamble International Funding SCA, 2.878%, 2/19/2009	64,000,000	64,000,000
Rabobank Nederland NV:
2.784%, 11/14/2008	195,000,000	195,000,000
144A, 2.992%, 10/9/2009	179,250,000	179,250,000
Royal Bank of Canada, 2.887%, 7/15/2009	171,500,000	171,500,314
Svenska Handelsbanken, Inc., 144A, 3.15%, 5/26/2009	25,000,000	25,000,000
Toyota Motor Credit Corp.:
1.83%, 3/12/2009	110,000,000	110,000,000
1.83%, 3/19/2009	100,000,000	100,000,000
2.746%, 11/17/2008	100,000,000	100,000,000

Total Short Term Notes (Cost $3,902,192,296)		3,902,192,296

Time Deposits 12.3%

Bank of Montreal, 0.01%, 10/1/2008	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.0%, 10/1/2008	268,264,961	268,264,961
KBC Bank NV:
0.01%, 10/1/2008	200,000,000	200,000,000
5.5%, 10/1/2008	500,000,000	500,000,000
6.0%, 10/1/2008	175,000,000	175,000,000
PNC Bank NA, 0.01%, 10/1/2008	350,000,000	350,000,000
Royal Bank of Canada, 0.25%, 10/1/2008	410,000,000	410,000,000
Royal Bank of Scotland PLC, 4.5%, 10/1/2008	124,000,000	124,000,000
Societe Generale, 0.25%, 10/1/2008	300,000,000	300,000,000
US Bank NA, 0.01%, 10/1/2008	200,000,000	200,000,000

Total Time Deposits (Cost $2,777,264,961)		2,777,264,961

Repurchase Agreements 11.8%

Banc of America Securities LLC, 2.15%, dated 9/30/2008, to be repurchased at $335,909,870 on 10/1/2008 (a)	335,889,810	335,889,810
BNP Paribas, 0.15%, dated 9/30/2008, to be repurchased at $840,003,500 on 10/1/2008 (b)	840,000,000	840,000,000
BNP Paribas, 0.6%, dated 9/30/2008, to be repurchased at $70,979,753 on 10/1/2008 (c)	70,978,570	70,978,570

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BNP Paribas, 1.7%, dated 9/30/2008, to be repurchased at $802,373,995 on 10/1/2008 (d)	802,336,107	802,336,107
BNP Paribas, 2.0%, dated 9/30/2008, to be repurchased at $50,002,778 on 10/1/2008 (e)	50,000,000	50,000,000
JPMorgan Securities, Inc., 0.1%, dated 9/30/2008, to be repurchased at $331,346,359 on 10/1/2008 (f)	331,345,439	331,345,439
JPMorgan Securities, Inc., 2.0%, dated 9/30/2008, to be repurchased at $237,393,689 on 10/1/2008 (g)	237,380,501	237,380,501

Total Repurchase Agreements (Cost $2,667,930,427)		2,667,930,427

	% of
	Net Assets	Value ($)

Total Investment Portfolio (Cost $22,056,326,668) †	97.9	22,056,326,668
Other Assets and Liabilities, Net	2.1	467,416,298

Net Assets	100.0	22,523,742,966

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

**	Annualized yield at time of purchase; not a coupon rate.

†	The cost for federal income tax purposes was $22,056,326,668.

(a)	Collateralized by $342,339,569 Federal Home Loan Mortgage Corp., 5.5%, maturing on 6/1/2033 with a value of $345,966,505.

(b)	Collateralized by $725,107,000 US Treasury Inflation-Indexed Note, 2.0%, maturing on 7/15/2014 with a value of $856,800,072.

(c)	Collateralized by $72,498,394 Federal Home Loan Mortgage Corp., 5.5%, maturing on 7/1/2038 with a value of $73,107,928.

(d)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)

515,716,216	Federal National Mortgage Association	5.5-6.5	3/1/2034-10/1/2038	528,019,905

194,840,728	Federal Home Loan Mortgage Corp.	5.5	7/1/2038-8/1/2038	196,478,862

98,222,096	Government National Mortgage Association	6.0	5/15/2038	100,918,031

Total Collateral Value				825,416,798

(e)	Collateralized by $51,070,622 Federal Home Loan Mortgage Corp., 5.5%, maturing on 7/1/2038 with a value of $51,500,001.

(f)	Collateralized by $293,700,600 US Treasury Inflation-Indexed Notes, with various coupon rates from 1.875-2.5%, with various maturities of 7/15/2013-7/15/2016 with a value of $337,977,311.

(g)	Collateralized by $1,182,666,269 Federal National Mortgage Association-Interest Only, with various coupon rates from 4.0-7.5%, with various maturities of 2/1/2018-1/25/2040 with a value of $244,501,938.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

5 |

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below.

Investments in
Valuation Inputs	Securities

Level 1	$-
Level 2	22,056,326,668
Level 3	-

Total	$22,056,326,668

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

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Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Troy A. Sheets

Troy A. Sheets, Treasurer and Principal Financial Officer

Date              November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg

Louis M. Mayberg, President and Principal Executive Officer

Date              November 25, 2008

By (Signature and Title)* /s/ Troy A. Sheets

Troy A. Sheets, Treasurer and Principal Financial Officer

Date             November 25, 2008

* Print the name and title of each signing officer under his or her signature.